UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Julia R. Short RidgeWorth Funds 3333 Piedmont Road, Suite 1500 Atlanta, GA 30305	W. John McGuire, Esq. Thomas S. Harman, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports to Shareholders.

Collective Strength. Individual Insight.®

2014 SEMI-ANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2014

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management LLC.

Collective Strength. Individual Insight.® is a federally registered service mark of RidgeWorth Investments.®

RIDGEWORTH FUNDS    September 30, 2014

LETTER TO SHAREHOLDERS

RIDGEWORTH FUNDS    September 30, 2014

Dear Valued Client,

Let us first begin by thanking you, our valued RidgeWorth Funds’ shareholders, for your continued business and support. We focus our efforts on helping you achieve your investment goals, and we are grateful that you have placed your confidence in us. Our primary mission is to earn your trust by providing competitive investment performance and excellent client service. We sincerely hope we have met your expectations in both of these measures, and look forward to continuing to serve as your asset manager in the future.

In keeping with the theme of our last annual letter about good things coming in threes, we have three good things to discuss with you again in this mid-year letter. First, we are pleased to report the economy recovered nicely from its winter “chill” with no apparent adverse aftereffects, and the current bull market in the S&P 500 Index continued, although small cap and international stocks slipped somewhat. Second, we are pleased to report that RidgeWorth Funds (Funds) maintained their strong long-term investment performance record. Third, we are excited to announce our partnership with Lightyear Capital LLC (Lightyear), a financial services private equity firm, which partnered with management to acquire RidgeWorth Investments (RidgeWorth) from SunTrust Banks, Inc. was completed, making RidgeWorth an independent investment firm with significant equity ownership by employees. This update will discuss all three of these topics as well as what we anticipate for both the broad economy and the capital markets in 2014 and into 2015.

The markets had their fair share of worries, both old and new. Global equity markets, including the United States, have been under pressure due to geopolitical tensions in various parts of the world – from Ukraine to Iraq to Israel. U.S. equity markets felt the pressure of domestic events, including elections and monetary policy. Despite these numerous concerns, the capital markets embraced the positives related to the continued post-financial crisis healing and cyclical improvement. These positives included steady and improved job growth, lower unemployment, higher home prices, stronger consumer balance sheets, falling loan-delinquency rates, increased manufacturing output, rising domestic energy production, continued low inflation and an almost global commitment to maintaining accommodative monetary policies. In addition, companies enjoyed healthy free cash flows which were used for share buybacks, dividend payments, debt reduction and accretive bolt-on mergers and acquisitions. Taken together, this myriad of individual positives collectively reduced downside risks to the macro economy and bolstered consumer and investor confidence. All in, after falling at an annual rate of -2.1% in the first quarter of 2014, attributed largely to difficult winter weather, the economy rebounded 4.6% in the second quarter and was on pace to achieve above-trend growth again in the third quarter.

The result of all of these events was a 6.42% advance (including dividends) in the S&P 500 Index in the six months ending September 30, 2014. Health Care and Technology stocks led the broad advance, giving the performance edge to the Growth style. The Russell Midcap Index also added 3.22%, but the Russell 2000 Index lost -5.46% and the international MSCI EAFE Index slipped -2.03%.

On the fixed income side, the combination of geopolitical threats along with slowing international momentum helped send investors to the safety of the U.S. Treasury market, pushing down the yield on the 10-year Treasury note to 2.49% at the end of the third quarter, from 2.72% on March 31, and lifted the Barclays U.S. Aggregate Bond Index 2.21% during the six months ending September 30. High Yield bonds underperformed during the period with the Barclays U.S. Corporate High Yield Index rising just 0.49%, but the Barclays Municipal Bond Index jumped 4.12%.

In this economic and financial climate, RidgeWorth Funds continued to maintain its record of strong long-term performance as more than half of our Funds beat their Lipper Peer Group medians for the 1-, 3- and 5-year periods ending September 30, 2014. Moreover, 80% of our Funds finished in the first or second quartile for the 10-year period1.

We are very pleased with the continued success of our Funds and the dedicated investment professionals behind them. We want to do even more to meet our clients’ investment needs through expanded product lines, innovative solution development and placing an even greater focus on client and intermediary partner service. To that end, employees of RidgeWorth Investments in partnership with Lightyear, consummated an agreement to acquire RidgeWorth from SunTrust Banks, Inc. on May 30, 2014. We appreciate our long affiliation with SunTrust, and we are excited to partner with Lightyear as they bring deep industry experience.

1

LETTER TO SHAREHOLDERS (concluded)

RIDGEWORTH FUNDS    September 30, 2014

This transaction positions RidgeWorth to become a premier independent asset management company. Over the past several years, we have made significant enhancements to our operating platform in areas including risk management, compliance, portfolio accounting, technology infrastructure and client support functions, and we are confident it will be business as usual for our clients.

We anticipate continued, moderate growth in the U.S. economy for the remainder of 2014 and into 2015. Many of the economic and financial headwinds already mentioned may continue to dissipate, and cyclical forces such as job gains and production increases may continue to aid income growth, corporate profits and capital spending. We also believe inflation could remain relatively low, which would provide a favorable backdrop for the equity markets. With the Federal Reserve (Fed) ending quantitative easing, we believe it is unlikely they will raise short-term rates anytime soon. We expect to see near-term stability in both the EU and Japan as monetary authorities embrace more stimulative measures. Lastly, emerging markets continue to have structural problems, but we are modestly encouraged that some recent monetary and fiscal stabilization efforts are underway.

That said, there are always risks to any economic and financial forecast. Slowing EU and Chinese growth and geopolitical strains already mentioned are notable. The end of the massive securities purchases by the Fed, known as quantitative easing, raises the question of timing of any eventual rise in short-term rates as the Fed strives to unwind the extraordinary stimulus of recent years. Another significant potential drag on the economy continues to exist from the Affordable Care Act, as it becomes fully implemented. Many companies and employees will have higher premiums and deductibles which could, in turn, suppress disposable incomes. We will also closely monitor the housing market—both new home sales and refinancing activity—given its significant impact on the economy.

We continue to believe the markets will offer opportunities for investors, but they will be more selective and company-specific. Such an environment fits well with RidgeWorth’s bottom-up approach to security selection. We at RidgeWorth wish to thank you again for the trust and confidence you have placed in us, and we look forward to another good year together.

Sincerely,

Ashi Parikh

Chairman, CEO, CIO

RidgeWorth Investments ®

[1]	For the period ended September 30, 2014, 58% (18/31), 55% (17/31), 55% (17/31) and 80% (24/30) of the RidgeWorth Funds (I Shares) beat their Lipper peer group medians for the 1-, 3-, 5- and 10-year periods, respectively. The Lipper rankings are as of September 30, 2014, for I Shares only, based on total returns and do not reflect a sales charge. ©2014 Lipper Leader, Reuters. All Rights Reserved. Lipper Ratings are according to Lipper, a Thomson Reuters Company. Past performance is not indicative of future results.

2

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Aggressive Growth Stock Fund
Information Technology	33.9%
Consumer Discretionary	31.1%
Health Care	15.4%
Financials	10.8%
Industrials	5.9%
Energy	2.3%
Money Market Fund	0.6%

International Equity Fund
Financials	30.9%
Industrials	18.2%
Consumer Discretionary	16.7%
Consumer Staples	10.4%
Health Care	10.3%
Information Technology	7.6%
Telecommunication Services	4.8%
Materials	1.1%

International Equity Index Fund
Financials	24.3%
Industrials	12.3%
Consumer Discretionary	11.4%
Health Care	8.7%
Consumer Staples	8.3%
Materials	7.5%
Energy	6.9%
Information Technology	5.1%
Telecommunication Services	5.0%
Utilities	4.8%
Exchange Traded Funds	3.5%
Short-Term Investment	1.4%
Money Market Fund	0.8%

Large Cap Growth Stock Fund
Information Technology	31.0%
Consumer Discretionary	19.7%
Health Care	17.6%
Industrials	11.6%
Consumer Staples	6.7%
Financials	5.3%
Energy	5.0%
Materials	2.1%
Short-Term Investment	1.0%

Large Cap Value Equity Fund
Financials	26.7%
Information Technology	16.4%
Health Care	13.5%
Industrials	13.1%
Energy	10.1%
Consumer Discretionary	8.9%
Consumer Staples	3.1%
Utilities	3.1%
Materials	1.5%
Telecommunication Services	1.5%
Money Market Fund	2.1%

Mid-Cap Value Equity Fund
Financials	25.6%
Industrials	16.0%
Health Care	13.6%
Information Technology	12.5%
Consumer Discretionary	11.9%
Energy	6.8%
Materials	5.1%
Utilities	4.3%
Consumer Staples	1.1%
Short-Term Investment	2.4%
Money Market Fund	0.7%

Select Large Cap Growth Stock Fund
Information Technology	31.6%
Health Care	23.8%
Consumer Discretionary	17.9%
Energy	8.4%
Financials	6.8%
Industrials	6.1%
Consumer Staples	2.2%
Materials	1.7%
Money Market Fund	1.5%

Small Cap Growth Stock Fund
Health Care	21.1%
Information Technology	20.4%
Industrials	15.3%
Consumer Discretionary	14.7%
Financials	7.7%
Energy	4.2%
Materials	3.0%
Consumer Staples	2.4%
Telecommunication Services	0.8%
Short-Term Investment	9.9%
Money Market Fund	0.5%

Portfolio composition is subject to change.

3

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Small Cap Value Equity Fund
Financials	27.2%
Industrials	23.9%
Consumer Discretionary	23.0%
Information Technology	6.1%
Materials	6.0%
Energy	5.8%
Health Care	5.2%
Utilities	1.2%
Consumer Staples	1.1%
Money Market Fund	0.5%

Aggressive Growth Allocation Strategy
Fixed Income Funds	11.2%
Equity Funds	70.9%
Exchange Traded Funds	17.9%

Conservative Allocation Strategy
Fixed Income Funds	52.5%
Equity Funds	28.3%
Exchange Traded Funds	18.3%
Money Market Fund	0.9%

Growth Allocation Strategy
Fixed Income Funds	19.3%
Equity Funds	62.0%
Exchange Traded Funds	17.8%
Money Market Fund	0.9%

Moderate Allocation Strategy
Fixed Income Funds	35.9%
Equity Funds	45.3%
Exchange Traded Funds	18.0%
Money Market Fund	0.8%

Portfolio composition is subject to change.

4

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks 99.6%
Consumer Discretionary 31.2%
Alibaba Group Holding Ltd. SP ADR*	7,900	701,915
Amazon.com, Inc.*	7,600	2,450,544
Chipotle Mexican Grill, Inc.*	1,600	1,066,544
HomeAway, Inc.*	30,000	1,065,000
Lululemon Athletica, Inc.*	20,400	857,004
Michael Kors Holdings Ltd.*	12,250	874,527
Mobileye*	2,300	123,257
Netflix, Inc.*	6,150	2,774,757
Priceline Group Inc. (The)*	1,700	1,969,586
Tesla Motors, Inc.*	15,500	3,761,540
Vince Holding Corp.*	19,400	587,044
Vipshop Holdings Ltd.*	6,000	1,134,060

		17,365,778

Energy 2.3%
Pioneer Natural Resources Co.	6,400	1,260,608

Financials 10.8%
Artisan Partners Asset Management, Inc.	10,950	569,948
Charles Schwab Corp. (The)	47,100	1,384,269
Financial Engines, Inc.	31,700	1,084,615
First Republic Bank	20,350	1,004,883
Portfolio Recovery Associates, Inc.*	38,300	2,000,409

		6,044,124

Health Care 15.5%
Catamaran Corp.*	36,450	1,536,368
Celgene Corp.*	22,800	2,160,984
Fluidigm Corp.*	11,100	271,950
Gilead Sciences, Inc.*	17,650	1,878,842
IPC The Hospitalist Co.*	7,600	340,404
Medidata Solutions, Inc.*	25,450	1,127,181
Salix Pharmaceuticals Ltd.*	8,400	1,312,416

		8,628,145

Industrials 5.9%
Precision Castparts Corp.	5,700	1,350,216
XPO Logistics, Inc.*	51,400	1,936,238

		3,286,454

	Shares	Value($)
Information Technology 33.9%
Alliance Data Systems Corp.*	5,700	1,415,139
Facebook, Inc., Cl A*	30,250	2,390,960
Google, Inc., Cl A*	3,700	2,177,117
LinkedIn Corp., Cl A*	12,400	2,576,596
MercadoLibre, Inc.	10,600	1,151,690
Mitek Systems, Inc.*	58,700	141,467
Palo Alto Networks, Inc.*	8,600	843,660
Pandora Media, Inc.*	51,000	1,232,160
Qihoo 360 Technology Co. Ltd. ADR*	9,300	627,471
ServiceNow, Inc.*	9,550	561,349
Splunk, Inc.*	11,000	608,960
Twitter, Inc.*	18,400	949,072
Workday, Inc., Cl A*	3,200	264,000
Xoom Corp.*	31,400	689,230
Yelp, Inc.*	18,700	1,276,275
Zillow, Inc.*	17,300	2,006,627

		18,911,773

Total Common Stocks (Cost $39,034,267)		55,496,882

Money Market Fund 0.6%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	327,079	327,079

Total Money Market Fund (Cost $327,079)		327,079

Total Investments (Cost $39,361,346) — 100.2%		55,823,961
Liabilities in Excess of Other Assets — (0.2)%		(114,268)

Net Assets — 100.0%		$55,709,693

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

ADR	—	American Depositary Receipt
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 98.8%
Austria 1.1%
Voestalpine AG	6,772	267,721

Belgium 3.0%
Anheuser-Busch InBev NV	6,582	732,577

China 4.2%
Agricultural Bank of China Ltd., H Shares	1,008,480	446,779
China CITIC Bank Corp. Ltd., H Shares	483,000	292,978
Kaisa Group Holdings Ltd.	699,000	267,362

		1,007,119

Denmark 3.0%
A.P. Moller—Maersk A/S, Cl B	190	451,341
Danske Bank A/S	10,439	283,755

		735,096

France 19.9%
AXA SA	30,711	756,784
Cap Gemini SA	5,903	423,712
CNP Assurances	13,528	254,761
Credit Agricole SA	40,386	609,309
Publicis Groupe SA	5,439	373,507
Renault SA	4,465	323,427
Sanofi-Aventis	5,607	634,257
Societe Generale SA	9,088	463,965
Valeo SA	2,733	304,148
Vinci SA	7,209	418,891
Vivendi SA*	10,721	258,907

		4,821,668

Germany 11.7%
Allianz SE	2,787	451,808
Continental AG	1,775	337,745
Deutsche Lufthansa AG	11,666	184,258
Deutsche Post AG	16,171	518,585
Fresenius SE	8,418	416,735
Infineon Technologies AG	35,236	364,628
Siemens AG	4,591	547,220

		2,820,979

Italy 0.5%
Unipol Gruppo Finanziario SpA	23,558	114,021

Japan 24.5%
Aisin Seiki Co. Ltd.	8,100	292,095
Canon, Inc.	13,500	439,496
Heiwa Corp.	12,900	255,118
Hino Motors Ltd.	20,928	292,715
Marubeni Corp.	45,550	311,821
Mitsubishi UFJ Financial Group, Inc.	107,050	605,356
Mitsui & Co. Ltd.	22,708	358,090

	Shares	Value($)
Japan—continued
NHK Spring Co. Ltd.	31,723	310,939
ORIX Corp.	17,900	246,936
Resona Holdings, Inc.	80,743	455,268
Ricoh Co. Ltd.	32,900	353,373
Sekisui Chemical Co. Ltd.	28,012	321,305
Sumitomo Corp.	56,911	628,135
Sumitomo Mitsui Financial Group, Inc.	15,925	649,197
Toyota Motor Corp.	7,049	415,388

		5,935,232

Netherlands 3.9%
Aegon NV	50,227	414,385
Koninklijke Ahold NV	32,066	519,223

		933,608

Norway 1.8%
Telenor ASA	19,948	437,786

Singapore 1.3%
Yangzijiang Shipbuilding Holdings Ltd.	333,000	308,019

South Korea 1.1%
SK Hynix, Inc.*	5,961	264,086

Switzerland 8.1%
Roche Holding AG	2,603	771,875
Swiss Life Holding AG*	2,621	626,493
Swiss Re Ltd.*	6,932	552,919

		1,951,287

United Kingdom 14.7%
AstraZeneca PLC	9,428	678,848
Bodycote PLC	35,755	387,491
British American Tobacco PLC	13,222	746,361
BT Group PLC	117,473	722,915
SABMiller PLC	9,277	515,551
WPP PLC	24,737	497,270

		3,548,436

Total Common Stocks (Cost $19,106,371)		23,877,635

Preferred Stock 1.5%
Germany 1.5%
Volkswagen AG, 1.78%	1,822	378,330

Total Preferred Stock (Cost $314,043)		378,330

Total Investments (Cost $19,420,414) — 100.3%		24,255,965
Liabilities in Excess of Other Assets — (0.3)%		(81,806)

Net Assets — 100.0%		$24,174,159

*	Non-income producing security.

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund

	Shares	Value($)
Common Stocks 95.1%
Australia 5.7%
AGL Energy Ltd.	2,042	24,208
ALS Ltd.	1,197	5,523
Alumina Ltd.*	7,547	11,200
Amcor Ltd.	3,633	36,039
AMP Ltd.	9,269	44,310
APA Group	2,511	16,357
Asciano Ltd.	2,906	15,393
ASX Ltd.	597	18,744
Aurizon Holdings Ltd.	6,419	25,459
Australia & New Zealand Banking Group Ltd.	8,262	223,669
Bank of Queensland Ltd.	1,098	11,190
Bendigo and Adelaide Bank Ltd.	1,287	13,432
BGP Holdings PLC*(a)(b)	737,041	—
BHP Billiton Ltd.	9,874	292,812
Boral Ltd.	2,357	10,256
Brambles Ltd.	4,719	39,334
Caltex Australia Ltd.	409	10,023
CFS Retail Property Trust REIT	6,343	11,079
Coca-Cola Amatil Ltd.	1,730	13,299
Cochlear Ltd.	172	10,468
Commonwealth Bank of Australia	4,879	321,625
Computershare Ltd.	1,419	15,108
Crown Ltd.	1,118	13,508
CSL Ltd.	1,451	94,227
Dexus Property Group REIT	16,321	15,862
Federation Centres, REIT	4,306	9,727
Flight Centre Travel Group Ltd.	169	6,326
Fortescue Metals Group Ltd.	4,813	14,665
Goodman Group	5,229	23,670
GPT Group REIT	5,034	17,057
Harvey Norman Holdings Ltd.	1,585	5,038
Iluka Resources Ltd.	1,245	8,568
Incitec Pivot Ltd.	4,977	11,809
Insurance Australia Group Ltd.	7,074	37,905
Leighton Holdings Ltd.	305	5,154
Lend Lease Group	1,635	20,528
Macquarie Group Ltd.	862	43,465
Metcash Ltd.	2,679	6,169
Mirvac Group REIT	11,137	16,772
National Australia Bank Ltd.	7,056	201,028
Newcrest Mining Ltd.*	2,353	21,735
Orica Ltd.	1,112	18,401
Origin Energy Ltd.	3,385	44,367
Qantas Airways Ltd.*	3,174	3,863
QBE Insurance Group Ltd.	3,993	40,764
Ramsay Health Care Ltd.	399	17,499
REA Group Ltd.	157	5,949
Rio Tinto Ltd.	1,329	69,328
Santos Ltd.	2,946	35,260

	Shares	Value($)
Australia—continued
Scentre Group*	15,877	45,596
Seek Ltd.	973	13,809
Sonic Healthcare Ltd.	1,150	17,661
Stockland REIT	7,035	24,330
Suncorp Group Ltd.	3,825	47,020
Sydney Airport	3,218	12,031
TABCORP Holdings Ltd.	2,319	7,330
Tatts Group Ltd.	4,312	11,892
Telstra Corp. Ltd.	12,998	60,316
Toll Holdings Ltd.	2,062	10,182
TPG Telecom Ltd.	827	4,953
Transurban Group	5,382	36,378
Treasury Wine Estates Ltd.	1,943	7,213
Wesfarmers Ltd.	3,443	127,092
Westfield Corp., REIT	5,878	38,341
Westpac Banking Corp.	9,364	263,505
Woodside Petroleum Ltd.	2,254	80,124
Woolworths Ltd.	3,790	113,620
WorleyParsons Ltd.	648	8,703

		2,908,268

Austria 1.4%
Andritz AG	1,836	97,907
Erste Group Bank AG	6,990	160,109
Immofinanz AG*(a)(b)	23,584	66,933
OMV AG	3,764	126,674
Raiffeisen Bank International AG	2,791	60,703
Telekom Austria AG	2,817	25,386
Vienna Insurance Group	968	43,715
Voestalpine AG	2,825	111,682

		693,109

Belgium 2.1%
Ageas	1,440	47,807
Anheuser-Busch InBev NV	5,247	583,991
Belgacom SA	999	34,775
Colruyt SA	461	20,313
Delhaize Group SA	671	46,681
Groupe Bruxelles Lambert SA	526	48,206
KBC Groep NV*	1,623	86,435
Solvay SA	384	59,123
Telenet Group Holding NV*	341	19,597
UCB SA	834	75,717
Umicore	703	30,753

		1,053,398

Cayman Islands 0.1%
Sands China Ltd.	3,757	19,596
Wynn Macau Ltd.	2,432	7,736

		27,332

Denmark 1.4%
A.P. Moller—Maersk A/S, Cl A	12	27,732
A.P. Moller—Maersk A/S, Cl B	24	57,012

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Denmark—continued
Carlsberg A/S, Cl B	366	32,541
Coloplast A/S, Cl B	396	33,193
Danske Bank A/S	2,271	61,731
DSV A/S	616	17,351
Novo Nordisk A/S, Cl B	7,008	335,325
Novozymes A/S, Cl B	826	35,837
Pandora A/S	399	31,285
TDC A/S	2,862	21,736
Tryg A/S	75	7,788
Vestas Wind Systems A/S*	759	29,672
William Demant Holding A/S*	79	6,060

		697,263

Finland 1.0%
Elisa Oyj	663	17,602
Fortum Oyj	2,062	50,291
Kone Oyj, Cl B	1,444	58,035
Metso Oyj	525	18,699
Neste Oil Oyj	587	12,085
Nokia Oyj	17,232	147,022
Nokian Renkaat Oyj	493	14,870
Orion Oyj, Cl B	460	18,011
Sampo Oyj, Cl A	2,072	100,494
Stora Enso Oyj	2,511	20,948
UPM-Kymmene Oyj	2,464	35,199
Wartsila Oyj	695	31,101

		524,357

France 10.1%
Accor SA	697	30,913
Aeroports de Paris	123	14,723
Air Liquide SA	1,410	171,982
Airbus Group NV	2,422	152,405
Alcatel-Lucent*	11,453	35,542
Alstom*	892	30,509
Arkema SA	233	15,633
Atos Origin SA	324	23,477
AXA SA	7,389	182,081
BNP Paribas	4,366	289,620
Bollore SA	22	12,499
Bouygues SA	796	25,803
Bureau Veritas SA	913	20,175
Cap Gemini SA	589	42,278
Carrefour SA	2,584	79,831
Casino Guichard-Perrachon SA	235	25,310
Christian Dior SA	220	36,873
CNP Assurances	700	13,182
Compagnie de Saint—Gobain	1,841	84,256
Compagnie Generale des Etablissements Michelin	761	71,781
Credit Agricole SA	4,074	61,465
Danone SA	2,369	158,585

	Shares	Value($)
France—continued
Dassault Systemes SA	523	33,597
Edenred	840	20,726
Electricite de France	1,000	32,801
Essilor International SA	842	92,460
Eurazeo	156	11,227
Eutelsat Communications	628	20,278
Fonciere Des Regions	116	10,454
France Telecom SA	7,693	115,677
GDF SUEZ	5,983	150,079
Gecina SA	116	15,201
Groupe Eurotunnel SA	1,929	23,565
ICADE REIT	153	12,903
Iliad SA	107	22,651
Imerys	141	10,397
JCDecaux SA	277	8,745
Klepierre	411	17,998
L’Oreal SA	1,041	165,275
Lafarge SA	766	55,167
Lagardere SCA	487	13,034
Legrand SA	1,099	57,182
LVMH Moet Hennessy Louis Vuitton SA	1,157	188,076
Natixis	3,819	26,279
Pernod-Ricard SA	875	99,067
Peugeot SA*	1,567	20,099
PPR	312	62,914
Publicis Groupe SA	746	51,229
Remy Cointreau SA	98	7,055
Renault SA	769	55,703
Rexel SA	1,113	20,770
Safran SA	1,120	72,683
Sanofi-Aventis	4,865	550,323
Schneider Electric SA	2,150	165,106
Scor SE	634	19,807
Societe BIC SA	118	15,217
Societe Generale SA	2,895	147,797
Sodexo	388	37,970
Suez Environnement SA	1,168	19,761
Technip SA	425	35,756
Thales SA	384	20,455
Total SA	8,788	571,079
Unibail-Rodamco SE, REIT	403	103,685
Valeo SA	307	34,165
Vallourec SA	445	20,465
Veolia Environnement SA	1,730	30,547
Vinci SA	1,980	115,051
Vivendi SA*	5,056	122,100
Wendel SA	129	14,625
Zodiac Aerospace	768	24,498

		5,120,622

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Germany 12.5%
Adidas AG	1,247	93,320
Allianz SE	2,750	445,810
Axel Springer AG	240	13,214
BASF SE	5,527	507,021
Bayer AG	4,979	697,420
Bayerische Motoren Werke AG	1,979	212,514
Beiersdorf AG	605	50,541
Brenntag AG	935	45,951
Celesio AG	310	10,313
Commerzbank AG*	5,786	86,527
Continental AG	661	125,774
Daimler AG	5,776	443,048
Deutsche Bank AG	8,205	287,842
Deutsche Boerse AG	1,169	78,742
Deutsche Lufthansa AG	1,376	21,733
Deutsche Post AG	5,841	187,314
Deutsche Telekom AG	18,940	287,066
Deutsche Wohnen AG	1,740	37,185
E.ON AG	12,023	220,116
Fraport AG	225	14,795
Fresenius Medical Care AG	1,316	91,918
Fresenius SE	2,299	113,813
GEA Group AG	1,119	48,824
Hannover Rueckversicherung AG	365	29,514
Heidelberg Cement AG	849	56,104
Henkel AG & Co. KGaA	702	65,604
Hochtief AG	126	8,675
Hugo Boss AG	203	25,373
Infineon Technologies AG	6,855	70,937
K+S AG	1,039	29,468
Kabel Deutschland Holding AG	133	18,075
Lanxess AG	559	30,858
Linde AG	1,118	214,850
MAN SE	215	24,196
Merck KGaA	783	72,224
Metro AG*	962	31,689
Muenchener Rueckversicherungs AG	1,042	206,035
Osram Licht AG*	540	20,117
ProSiebenSat.1 Media AG	1,311	52,242
RWE AG	2,930	114,186
SAP SE	5,700	411,085
Siemens AG	4,811	573,443
Sky Deutschland AG*	2,674	22,727
Telefonica Deutschland Holding AG*	1,686	8,816
ThyssenKrupp AG*	2,736	71,792
United Internet AG	697	29,663
Volkswagen AG	178	36,938

		6,345,412

	Shares	Value($)
Guernsey 0.0%(c)
Resolution Ltd.	2,600	12,986

Hong Kong 1.1%
AIA Group Ltd.	18,042	93,290
ASM Pacific Technology Ltd.	375	3,711
Bank of East Asia Ltd.	1,953	7,935
BOC Hong Kong Holdings Ltd.	5,641	17,980
Cathay Pacific Airways Ltd.	1,821	3,358
Cheung Kong (Holdings) Ltd.	2,083	34,284
Cheung Kong Infrastructure Holdings Ltd.	934	6,562
CLP Holdings Ltd.	2,880	23,107
First Pacific Co. Ltd.	3,573	3,700
Galaxy Entertainment Group Ltd.	3,580	20,793
Hang Lung Properties Ltd.	3,396	9,644
Hang Seng Bank Ltd.	1,172	18,837
Henderson Land Development Co. Ltd.	1,509	9,775
HKT Trust / HKT Ltd.	4,015	4,850
Hong Kong & China Gas Co. Ltd. (The)	9,621	20,866
Hong Kong Electric Holdings Ltd.	2,082	18,434
Hong Kong Exchanges & Clearing Ltd.	1,651	35,572
Hutchison Whampoa Ltd.	3,248	39,320
Hysan Development Co. Ltd.	972	4,494
Kerry Properties Ltd.	999	3,345
Li & Fung Ltd.	8,940	10,155
Link REIT (The)	3,566	20,574
MTR Corp.	2,185	8,569
New World Development Co. Ltd.	7,816	9,100
Noble Group Ltd.	13,687	13,948
NWS Holdings Ltd.	2,252	4,060
PCCW Ltd.	6,137	3,865
Shangri-La Asia Ltd.	2,141	3,171
Sino Land Co. Ltd.	4,584	7,120
SJM Holdings Ltd.	3,002	5,722
Sun Hung Kai Properties Ltd.*	175	293
Sun Hung Kai Properties Ltd.	2,488	35,278
Swire Pacific Ltd.	961	12,401
Swire Properties Ltd.	1,766	5,515
Techtronic Industries Co.	2,126	6,160
Wharf Holdings Ltd. (The)	2,280	16,223
Wheelock & Co. Ltd.	1,349	6,454
Yue Yuen Industrial (Holdings) Ltd.	1,111	3,391

		551,856

Ireland 0.9%
Bank of Ireland*	26,277	10,322
Bank of Ireland*	256,416	100,399
CRH PLC	7,527	172,171
Experian PLC	1,813	28,906

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Ireland—continued
Irish Bank Resolution Corp. Ltd.*(a)(b)(d)	8,839	—
Irish Bank Resolution Corp. Ltd.*(a)(b)	131,459	—
James Hardie Industries SE	1,332	13,960
Kerry Group PLC, Cl A	1,626	114,639
Ryanair Holdings PLC*	1,840	17,495

		457,892

Israel 1.3%
Bank Hapoalim BM	9,450	53,293
Bank Leumi Le-Israel BM*	11,770	47,681
Bezeq Israeli Telecommunication Corp. Ltd.	16,847	29,097
Delek Group Ltd.	41	15,530
Israel Chemicals Ltd.	3,943	28,371
Israel Corp. Ltd. (The)*	24	13,509
Mizrahi Tefahot Bank Ltd.*	1,236	14,777
NICE-Systems Ltd.	501	20,296
Teva Pharmaceutical Industries Ltd.	7,974	430,208

		652,762

Italy 7.5%
Assicurazioni Generali SpA	14,248	299,812
Atlantia SpA	5,091	125,710
Banca Monte dei Paschi di Siena SpA*	53,392	70,404
Banco Popolare*	4,457	65,470
Enel Green Power SpA	21,539	55,117
Enel SpA	81,479	432,437
Eni SpA(d)	31,401	748,404
Exor SpA	1,215	47,174
Fiat SpA*	10,599	102,277
Finmeccanica SpA*	5,037	49,019
Intesa Sanpaolo SpA	143,746	436,830
Intesa Sanpaolo SpA—RSP	11,356	30,465
Luxottica Group SpA	2,074	107,978
Mediobanca SpA*	7,336	63,100
Pirelli & C SpA	2,900	40,145
Prysmian SpA	2,516	46,746
Saipem SpA*	3,293	70,041
Snam Rete Gas SpA	25,095	138,830
Telecom Italia SpA*	125,156	143,456
Telecom Italia SpA	75,548	67,129
Terna SpA	18,578	93,437
UniCredit SpA	53,567	423,538
Unione di Banche Italiane ScpA	10,477	88,132
UnipolSai SpA	11,230	31,772

		3,777,423

	Shares	Value($)
Japan 21.3%
ABC-Mart, Inc.	103	5,259
Acom Co. Ltd.*	1,608	5,381
ADVANTEST Corp.	641	8,264
AEON Co. Ltd.	2,573	25,619
AEON Credit Service Co. Ltd.	455	9,737
AEON Mall Co. Ltd.	468	8,931
Air Water, Inc.	600	8,928
Aisin Seiki Co. Ltd.	763	27,515
Ajinomoto Co., Inc.	2,336	38,871
Alfresa Holdings Corp.	664	9,572
All Nippon Airways Co. Ltd.	4,612	10,727
Amada Co. Ltd.	1,431	13,635
Aozora Bank Ltd.	4,614	15,608
Asahi Breweries Ltd.	1,542	44,612
Asahi Glass Co. Ltd.	4,069	22,060
Asahi Kasei Corp.	5,055	41,039
ASICS Corp.	652	14,690
Astellas Pharma, Inc.	8,629	128,481
Bank of Kyoto Ltd. (The)	1,365	11,338
Bank of Yokohama Ltd. (The)	4,668	25,673
Benesse Holdings, Inc.	269	8,830
Bridgestone Corp.	2,618	86,459
Brother Industries Ltd.	925	17,113
Calbee, Inc.	300	9,820
Canon, Inc.	4,518	147,085
Casio Computer Co. Ltd.	820	13,667
Central Japan Railway Co.	584	78,887
Chiba Bank Ltd. (The)	2,981	20,739
Chiyoda Corp.	605	6,680
Chubu Electric Power Co., Inc.*	2,588	29,709
Chugai Pharmaceutical Co. Ltd.	906	26,228
Chugoku Bank Ltd. (The)	651	9,562
Chugoku Electric Power Co., Inc. (The)	1,191	15,268
Chuo Mitsui Trust Holdings, Inc.	13,036	54,260
Citizen Holdings Co. Ltd.	1,057	6,929
Credit Saison Co. Ltd.	590	11,367
Dai Nippon Printing Co. Ltd.	2,280	22,857
Dai-ichi Life Insurance Co. Ltd. (The)	4,228	62,760
Daicel Corp.	1,118	12,141
Daido Steel Co. Ltd.	1,132	4,510
Daihatsu Motor Co. Ltd.	767	12,176
Daiichi Sankyo Co. Ltd.	2,568	40,297
Daikin Industries Ltd.	938	58,140
Dainippon Sumitomo Pharma Co. Ltd.	644	8,203
Daito Trust Construction Co. Ltd.	287	33,901
Daiwa House Industry Co. Ltd.	2,384	42,767
Daiwa Securities Group, Inc.	6,609	52,360
DeNa Co. Ltd.	430	5,469

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Japan—continued
DENSO Corp.	1,937	89,278
Dentsu, Inc.	877	33,385
Don Quijote Co. Ltd.	239	13,707
East Japan Railway Co.	1,350	101,181
Eisai Co. Ltd.	1,025	41,449
Electric Power Development Co. Ltd.	467	15,265
FamilyMart Co. Ltd.	237	9,044
FANUC Ltd.	756	136,552
Fast Retailing Co. Ltd.	210	70,281
Fuji Electric Holdings Co. Ltd.	2,262	10,952
Fuji Heavy Industries Ltd.	2,290	75,710
FUJIFILM Holdings Corp.	1,841	56,569
Fujitsu Ltd.	7,647	47,064
Fukuoka Financial Group, Inc.	3,067	14,625
Gree, Inc.	437	2,980
GungHo Online Entertainment, Inc.	1,619	7,720
Gunma Bank Ltd. (The)	1,508	8,690
Hachijuni Bank Ltd. (The)	1,656	9,950
Hakuhodo DY Holdings, Inc.	971	9,827
Hamamatsu Photonics K.K.	283	13,444
Hankyu Hanshin Holdings, Inc.	4,611	26,865
Hikari Tsushin, Inc.	67	4,759
Hino Motors Ltd.	1,051	14,700
Hirose Electric Co. Ltd.	119	14,691
Hiroshima Bank Ltd. (The)	1,990	9,780
Hisamitsu Pharmaceutical Co., Inc.	233	8,370
Hitachi Chemical Co. Ltd.	415	7,379
Hitachi Construction Machinery Co. Ltd.	428	8,617
Hitachi High-Technologies Corp.	247	7,094
Hitachi Ltd.	19,270	147,150
Hitachi Metals Ltd.	855	15,404
Hokuhoku Financial Group, Inc.	4,863	9,533
Hokuriku Electric Power Co.	673	8,842
Honda Motor Co. Ltd.	6,488	224,795
Hoya Corp.	1,738	58,380
Hulic Co. Ltd.	970	10,259
Ibiden Co. Ltd.	487	9,485
Idemitsu Kosan Co. Ltd.	352	7,472
IHI Corp.	5,592	28,961
Iida Group Holdings Co. Ltd.	670	8,198
Inpex Corp.	3,551	50,169
Isetan Mitsukoshi Holdings Ltd.	1,377	17,929
Isuzu Motors Ltd.	2,274	32,138
ITOCHU Corp.	6,035	73,735
Itochu Techno-Solutions Corp.	96	4,035
Iyo Bank Ltd. (The)	965	9,767
J. Front Retailing Co. Ltd.	977	12,783
Japan Airlines Co. Ltd.	461	12,610
Japan Display, Inc.*	1,475	7,114

	Shares	Value($)
Japan—continued
Japan Exchange Group, Inc.	1,018	24,161
Japan Prime Realty Investment Corp. REIT	3	10,805
Japan Real Estate Investment Corp. REIT	5	25,712
Japan Retail Fund Investment Corp. REIT	9	18,135
Japan Tobacco, Inc.	4,388	142,713
JFE Holdings, Inc.	1,958	39,071
JGC Corp.	832	22,713
Joyo Bank Ltd. (The)	2,675	13,171
JS Group Corp.	1,056	22,559
JSR Corp.	711	12,402
JTEKT Corp.	826	13,812
JX Holdings, Inc.	9,083	41,864
Kajima Corp.	3,398	16,266
Kakaku.com, Inc.	584	8,296
Kamigumi Co. Ltd.	920	8,707
Kaneka Corp.	1,132	6,327
Kansai Electric Power Co., Inc. (The)*	2,801	26,471
Kansai Paint Co. Ltd.	929	13,875
Kao Corp.	2,101	81,923
Kawasaki Heavy Industries Ltd.	5,650	22,564
KDDI Corp.	2,313	139,044
Keikyu Corp.	1,885	15,743
Keio Corp.	2,321	17,163
Keisei Electric Railway Co. Ltd.	1,119	11,244
Keyence Corp.	182	79,098
Kikkoman Corp.	597	12,688
Kintetsu Corp.	7,315	24,611
Kirin Holdings Co. Ltd.	3,321	44,103
Kobe Steel Ltd.	12,369	20,075
Koito Manufacturing Co. Ltd.	378	10,267
Komatsu Ltd.	3,703	85,641
Konami Corp.	406	8,462
Konica Minolta Holdings, Inc.	1,912	20,641
Kubota Corp.	4,501	71,101
Kuraray Co. Ltd.	1,395	16,357
Kurita Water Industries Ltd.	406	9,058
Kyocera Corp.	1,279	59,603
Kyowa Hakko Kirin Co. Ltd.	933	11,442
Kyushu Electric Power Co., Inc.*	1,715	18,483
Lawson, Inc.	264	18,463
M3, Inc.	787	12,629
Mabuchi Motor Co. Ltd.	99	8,630
Makita Corp.	481	27,191
Marubeni Corp.	6,635	45,421
Marui Group Co. Ltd.	977	8,044
Maruichi Steel Tube Ltd.	188	4,616
Mazda Motor Corp.	2,155	54,015

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Japan—continued
McDonald’s Holdings Co. (Japan) Ltd.	266	6,580
Medipal Holdings Corp.	540	6,563
Meiji Holdings Co. Ltd.	237	18,735
Miraca Holdings, Inc.	226	9,345
Mitsubishi Chemical Holdings Corp.	5,444	26,784
Mitsubishi Corp.	5,624	115,172
Mitsubishi Electric Corp.	7,731	102,951
Mitsubishi Estate Co. Ltd.	5,009	112,740
Mitsubishi Gas Chemical Co., Inc.	1,565	9,974
Mitsubishi Heavy Industries Ltd.	12,010	77,267
Mitsubishi Logistics Corp.	493	7,075
Mitsubishi Materials Corp.	4,552	14,734
Mitsubishi Motors Corp.	2,551	30,959
Mitsubishi Tanabe Pharma Corp.	901	13,218
Mitsubishi UFJ Financial Group, Inc.	50,529	285,736
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,958	10,230
Mitsui & Co. Ltd.	6,833	107,752
Mitsui Chemicals, Inc.*	3,294	9,160
Mitsui Fudosan Co. Ltd.	3,717	113,857
Mitsui O.S.K. Lines Ltd.	4,303	13,732
Mizuho Financial Group, Inc.	91,924	164,193
MS&AD Insurance Group Holdings, Inc.	2,026	44,196
Murata Manufacturing Co. Ltd.	795	90,391
Nabtesco Corp.	461	11,051
Nagoya Railroad Co. Ltd.	3,386	13,584
Namco Bandai Holdings, Inc.	718	18,429
NEC Corp.	10,463	36,157
Nexon Co. Ltd.	535	4,415
NGK Insulators Ltd.	1,053	25,078
NGK Spark Plug Co. Ltd.	718	21,113
NHK Spring Co. Ltd.	631	6,185
Nidec Corp.	801	54,191
Nikon Corp.	1,355	19,582
Nintendo Co. Ltd.	433	47,100
Nippon Building Fund, Inc. REIT	5	26,305
Nippon Electric Glass Co. Ltd.	1,614	7,858
Nippon Express Co. Ltd.	3,392	14,196
Nippon Meat Packers, Inc.	693	14,697
Nippon Paint Co. Ltd.	689	15,486
Nippon Prologis REIT, Inc.	5	11,630
Nippon Steel Corp.	29,201	75,775
Nippon Telegraph & Telephone Corp.	1,505	93,600
Nippon Yusen Kabushiki Kaisha	6,405	16,878
Nissan Motor Co. Ltd.	9,923	96,719
Nisshin Seifun Group, Inc.	842	8,322
Nissin Foods Holdings Co. Ltd.	238	12,369

	Shares	Value($)
Japan—continued
Nitori Holdings Co. Ltd.	276	17,087
Nitto Denko Corp.	627	34,387
NOK Corp.	377	8,649
Nomura Holdings, Inc.	14,468	86,247
Nomura Real Estate Holdings, Inc.	496	8,520
Nomura Research Institute Ltd.	457	14,772
NSK Ltd.	1,881	26,772
NTT Data Corp.	511	18,404
NTT DoCoMo, Inc.	6,092	101,677
NTT Urban Development Corp.	448	4,714
Obayashi Corp.	2,618	17,927
Odakyu Electric Railway Co. Ltd.	2,509	22,945
OJI Paper Co. Ltd.	3,229	12,218
Olympus Corp.*	952	34,157
Omron Corp.	804	36,507
Ono Pharmaceutical Co. Ltd.	334	29,662
Oracle Corp. Japan	153	5,971
Oriental Land Co. Ltd.	203	38,379
ORIX Corp.	5,266	72,646
Osaka Gas Co. Ltd.	7,516	30,201
Otsuka Corp.	192	7,633
Otsuka Holdings Co. Ltd.	1,568	54,042
Panasonic Corp.	8,709	103,587
Park24 Co. Ltd.	402	6,414
Rakuten, Inc.	3,213	37,000
Resona Holdings, Inc.	8,801	49,624
Ricoh Co. Ltd.	2,850	30,611
Rinnai Corp.	147	12,210
Rohm Co. Ltd.	389	24,473
Sankyo Co. Ltd.	195	6,987
Sanrio Co. Ltd.	193	5,596
Santen Pharmaceutical Co. Ltd.	304	17,019
SBI Holdings, Inc.	810	9,069
Secom Co. Ltd.	846	50,394
Sega Sammy Holdings, Inc.	742	11,941
Seibu Holdings, Inc.	477	9,525
Seiko Epson Corp.	521	25,035
Sekisui Chemical Co. Ltd.	1,707	19,580
Sekisui House Ltd.	2,195	25,858
Seven & I Holdings Co. Ltd.	3,040	117,913
Seven Bank Ltd.	2,364	9,635
Sharp Corp.*	6,150	17,495
Shikoku Electric Power Co., Inc.*	717	9,192
Shimadzu Corp.	954	8,255
Shimamura Co. Ltd.	89	8,180
Shimano, Inc.	317	38,557
Shimizu Corp.	2,369	18,684
Shin-Etsu Chemical Co. Ltd.	1,646	107,577
Shinsei Bank Ltd.	6,539	14,011
Shionogi & Co. Ltd.	1,209	27,735
Shiseido Co. Ltd.	1,446	23,857

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Japan—continued
Shizuoka Bank Ltd. (The)	2,130	21,926
Showa Shell Sekiyu Kabushiki Kaisha	754	7,191
SMC Corp.	219	60,403
Softbank Corp.	3,792	265,846
Sompo Japan Nipponkoa Holdings, Inc.	1,332	32,318
Sony Corp.	4,087	74,194
Sony Financial Holdings, Inc.	698	11,290
Stanley Electric Co. Ltd.	574	12,414
Sumitomo Chemical Co. Ltd.	5,954	21,226
Sumitomo Corp.	4,534	50,042
Sumitomo Electric Industries Ltd.	3,030	44,770
Sumitomo Heavy Industries Ltd.	2,197	12,360
Sumitomo Metal Mining Co. Ltd.	2,050	28,860
Sumitomo Mitsui Financial Group, Inc.	5,081	207,132
Sumitomo Realty & Development Co. Ltd.	1,424	50,669
Sumitomo Rubber Industries Ltd.	688	9,780
Suntory Beverage & Food Ltd.	560	19,862
Suruga Bank Ltd.	724	14,431
Suzuken Co. Ltd.	284	8,183
Suzuki Motor Corp.	1,440	47,733
Sysmex Corp.	573	23,040
T&D Holdings, Inc.	2,319	29,782
Taiheiyo Cement Corp.	4,681	17,670
Taisei Corp.	4,116	23,231
Taisho Pharmaceutical Holdings Co. Ltd.	127	8,696
Taiyo Nippon Sanso Corp.	947	8,350
Takashimaya Co. Ltd.	1,074	8,980
Takeda Pharmaceutical Co. Ltd.	3,179	138,204
TDK Corp.	502	28,012
Teijin Ltd.	3,743	9,044
Terumo Corp.	1,233	29,556
THK Co. Ltd.	451	11,226
Tobu Railway Co. Ltd.	4,096	20,615
Toho Co. Ltd.	454	10,266
Toho Gas Co. Ltd.	1,631	9,190
Tohoku Electric Power Co., Inc.	1,778	20,200
Tokio Marine Holdings, Inc.	2,774	86,059
Tokyo Electric Power Co., Inc. (The)*	5,809	20,339
Tokyo Electron Ltd.	691	45,099
Tokyo Gas Co. Ltd.	9,497	53,384
Tokyo Tatemono Co. Ltd.	1,631	13,191
Tokyu Corp.	4,593	30,110
Tokyu Fudosan Holdings Corp.	1,903	13,048
TonenGeneral Sekiyu KK	1,135	9,924
Toppan Printing Co. Ltd.	2,277	16,360
Toray Industries, Inc.	5,888	38,922

	Shares	Value($)
Japan—continued
Toshiba Corp.	16,274	75,409
TOTO Ltd.	1,137	12,503
Toyo Seikan Kaisha Ltd.	672	8,327
Toyo Suisan Kaisha Ltd.	350	11,616
Toyoda Gosei Co. Ltd.	262	5,112
Toyota Industries Corp.	650	31,411
Toyota Motor Corp.	10,962	645,976
Toyota Tsusho Corp.	855	20,830
Trend Micro, Inc.	426	14,410
Uni-Charm Corp.	1,453	33,127
United Urban Investment Corp., REIT	9	13,811
USS Co. Ltd.	890	13,633
West Japan Railway Co.	660	29,544
Yahoo Japan Corp.	5,800	22,052
Yakult Honsha Co. Ltd.	355	18,644
Yamada Denki Co. Ltd.	3,483	10,162
Yamaguchi Financial Group, Inc.	847	8,001
Yamaha Corp.	676	8,833
Yamaha Motor Co. Ltd.	1,020	19,949
Yamato Holdings Co. Ltd.	1,468	27,325
Yamato Kogyo Co. Ltd.	155	5,173
Yamazaki Baking Co. Ltd.	442	5,699
Yaskawa Electric Corp.	894	12,105
Yokogawa Electric Corp.	792	10,413
Yokohama Rubber Co. Ltd. (The)	836	7,234

		10,784,213

Jersey 0.2%
Petrofac Ltd.	478	8,036
Randgold Resources Ltd.	164	11,190
Shire PLC	1,088	94,188

		113,414

Luxembourg 0.6%
Altice SA*	411	21,767
ArcelorMittal	4,035	55,551
Millicom International Cellular SA	186	14,937
RTL Group SA*	239	20,494
SES	1,242	42,943
Tenaris SA	5,852	134,153

		289,845

Macau 0.0%(c)
MGM China Holdings Ltd.	1,452	4,161

Mauritius 0.0%(c)
Golden Agri-Resources Ltd.	22,439	9,059

Netherlands 3.5%
Aegon NV	8,287	68,370
Akzo Nobel NV	1,124	77,017
ASML Holding NV	1,688	168,047
CNH Industrial NV	11,752	93,513
Corio NV REIT	330	16,183

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Netherlands—continued
Delta Lloyd NV	945	22,791
Fugro NV	343	10,382
Gemalto NV	374	34,333
Heineken Holding NV	473	31,287
Heineken NV	1,086	81,258
ING Groep NV*	17,862	255,160
Koninklijke Ahold NV	4,373	70,809
Koninklijke Boskalis Westminster NV	402	22,635
Koninklijke DSM NV	807	49,797
Koninklijke KPN NV*	14,992	48,040
Koninklijke Philips Electronics NV	4,519	144,206
Koninklijke Vopak NV	331	17,862
OCI*	388	11,984
QIAGEN NV*	1,418	32,292
Randstad Holding NV	591	27,515
Reed Elsevier NV	3,284	74,537
TNT Express NV	2,074	13,135
Unilever NV	7,634	304,016
Wolters Kluwer NV	1,408	37,559
Ziggo NV*	711	33,308

		1,746,036

New Zealand 0.7%
Auckland International Airport Ltd.	19,551	58,761
Contact Energy Ltd.	7,529	35,148
Fletcher Building Ltd.	14,055	96,334
Ryman Healthcare Ltd.	7,798	47,543
Spark New Zealand Ltd.	38,066	88,257
Xero Ltd.*	1,350	22,764

		348,807

Norway 1.9%
Aker Solutions ASA	1,408	5,665
Aker Solutions ASA*(e)	1,408	14,026
DnB NOR ASA	9,077	169,962
Gjensidige Forsikring ASA	1,832	38,751
Norsk Hydro ASA	12,345	69,058
Orkla ASA	7,611	68,827
Seadrill Ltd.(d)	3,482	93,381
StatoilHydro ASA	10,383	283,140
Telenor ASA	6,975	153,076
Yara International ASA	1,678	84,256

		980,142

Portugal 0.8%
Banco Comercial Portugues SA*	550,975	72,096
Banco Espirito Santo SA*	47,418	7,187
EDP—Energias de Portugal SA	37,381	163,125
Galp Energia SGPS SA	6,126	99,581
Jeronimo Martins SGPS SA	3,880	42,724

		384,713

	Shares	Value($)
Singapore 1.2%
Ascendas REIT	6,526	11,510
CapitaCommercial Trust, REIT	6,540	8,177
CapitaLand Ltd.	8,081	20,271
CapitaMall Trust REIT	7,755	11,611
City Developments Ltd.	1,308	9,864
ComfortDelGro Corp. Ltd.	6,501	12,231
DBS Group Holdings Ltd.	5,466	78,924
Genting Singapore PLC	19,889	17,773
Global Logistic Properties Ltd.	9,759	20,731
Jardine Cycle & Carriage Ltd.	337	11,336
Keppel Corp. Ltd.	4,634	38,141
Keppel Land Ltd.	2,194	6,019
Olam International Ltd.	1,578	2,907
Oversea-Chinese Banking Corp. Ltd.	9,269	70,769
SembCorp Industries Ltd.	3,130	12,709
SembCorp Marine Ltd.	2,670	7,828
Singapore Airlines Ltd.	1,724	13,298
Singapore Exchange Ltd.	2,555	14,480
Singapore Press Holdings Ltd.	5,150	16,955
Singapore Technologies Engineering Ltd.	5,003	14,314
Singapore Telecommunications Ltd.	25,649	76,402
StarHub Ltd.	1,938	6,259
United Overseas Bank Ltd.	4,078	71,606
UOL Group Ltd.	1,475	7,643
Wilmar International Ltd.	6,165	14,933
Yangzijiang Shipbuilding Holdings Ltd.	6,053	5,599

		582,290

Spain 5.3%
Abertis Infraestructuras SA	2,378	46,975
Actividades de Construccion y Servicios SA	1,033	39,690
Amadeus IT Holding SA, Cl A	2,217	82,941
Banco Bilbao Vizcaya Argentaria SA	34,153	412,001
Banco de Sabadell SA	19,925	58,990
Banco Popular Espanol SA	10,425	63,822
Banco Santander SA	70,081	673,694
Bankia SA*	27,025	50,450
Criteria Caixacorp SA	10,343	62,980
Distribuidora Internacional de Alimentacion SA	3,616	25,960
Enagas	1,182	38,114
Ferrovial SA	2,396	46,468
Gas Natural SDG SA	2,037	59,973
Grifols SA	890	36,466
Iberdrola SA	29,756	213,098
Inditex SA	6,375	176,136

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Spain—continued
Mapfre SA	5,378	19,047
Red Electrica Corporacion SA	631	54,641
Repsol YPF SA	5,992	142,282
Telefonica SA	24,021	371,814
Zardoya Otis SA	1,033	12,813

		2,688,355

Sweden 2.1%
Alfa Laval AB	883	18,894
Assa Abloy AB, Cl B	935	48,279
Atlas Copco AB, Cl A	1,872	53,701
Atlas Copco AB, Cl B	1,090	28,307
Boliden AB	759	12,317
Electrolux AB, Cl B	673	17,804
Elekta AB, B SHS	1,029	10,146
Getinge AB	559	14,107
Hennes & Mauritz AB, Cl B	2,640	109,573
Hexagon AB, Cl B	705	22,373
Husqvarna AB, Cl B	1,136	8,045
Industrivarden AB, Cl C	407	7,112
Investor AB, Cl B	1,272	44,985
Kinnevik Investment AB, Cl B	663	23,953
Lundin Petroleum AB*	615	10,406
Nordea Bank AB	8,490	110,478
Sandvik AB	2,973	33,537
Securitas AB, Cl B	876	9,730
Skandinaviska Enskilda Banken AB, Cl A	4,234	56,563
Skanska AB, Cl B	1,063	21,994
SKF AB, Cl B	1,096	22,889
Svenska Cellulosa AB, Cl B	1,618	38,589
Svenska Handelsbanken AB, Cl A	1,383	65,068
Swedbank AB, Cl A	2,534	63,807
Swedish Match AB	564	18,289
Tele2 AB, B SHS	895	10,809
Telefonaktiebolaget LM Ericsson, Cl B	8,402	106,655
TeliaSonera AB	6,739	46,620
Volvo AB, Cl B	4,308	46,835

		1,081,865

Switzerland 2.9%
ABB Ltd.*	2,405	54,111
Actelion Ltd.*	115	13,527
Adecco SA*	188	12,770
Aryzta AG*	98	8,453
Baloise Holding AG	52	6,672
Barry Callebaut AG*	2	2,225
Cie Financiere Richemont SA	579	47,517
Coca-Cola HBC AG*	362	7,823
Credit Suisse Group AG*	1,667	46,219
EMS-Chemie Holding AG	9	3,745

	Shares	Value($)
Switzerland—continued
Geberit AG	42	13,585
Givaudan SA*	10	16,005
Glencore PLC*	19,496	108,472
Holcim Ltd.*	253	18,457
Julius Baer Group Ltd.*	244	10,951
Kuehne + Nagel International AG	60	7,579
Lindt & Spruengli AG PC	2	9,995
Lonza Group AG*	58	7,011
Nestle SA	3,588	264,017
Novartis AG	2,544	240,224
Pargesa Holding SA	33	2,629
Partners Group Holding AG	19	5,005
Roche Holding AG	780	231,296
Schindler Holding AG PC	51	6,923
Schindler Holding AG RS	24	3,203
SGS SA	6	12,450
Sika AG	2	6,938
Sonova Holding AG	59	9,431
STMicroelectronics NV	2,620	20,252
Sulzer AG	26	3,200
Swatch Group AG (The) BS	34	16,172
Swatch Group AG (The) RS	55	4,816
Swiss Life Holding AG*	36	8,605
Swiss Prime Site AG*	63	4,679
Swiss Re Ltd.*	392	31,267
Swisscom AG	26	14,774
Syngenta AG	103	32,830
Transocean Ltd.	404	13,072
UBS AG*	4,024	70,221
Wolseley PLC	489	25,701
Zurich Insurance Group AG*	166	49,520

		1,472,342

United Kingdom 9.5%
3i Group PLC	1,804	11,210
Aberdeen Asset Management PLC	1,691	10,979
Admiral Group PLC	374	7,779
Aggreko PLC	472	11,845
AMEC PLC	553	9,897
Anglo American PLC	2,569	57,640
Antofagasta PLC	729	8,521
ARM Holdings PLC	2,606	38,276
ASOS PLC*	102	3,721
Associated British Foods PLC	656	28,490
AstraZeneca PLC	2,323	167,264
Aviva PLC	5,422	46,015
Babcock International Group PLC	929	16,446
BAE Systems PLC	5,893	45,044
Barclays PLC	29,591	109,111
BG Group PLC	6,187	114,343
BHP Billiton PLC	3,966	110,266
BP PLC	33,816	248,585

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
United Kingdom—continued
British American Tobacco PLC	3,380	190,796
British Land Co. PLC (The) REIT	1,772	20,181
British Sky Broadcasting Group PLC	1,910	27,310
BT Group PLC	14,584	89,748
Bunzl PLC	611	15,947
Burberry Group PLC	809	19,817
Capita Group PLC	1,210	22,833
Capital Shopping Centres Group PLC REIT	1,637	8,564
Carnival PLC	335	13,382
Centrica PLC	9,308	46,446
Cobham PLC	2,109	9,953
Compass Group PLC	3,101	50,096
Croda International PLC	249	8,287
Diageo PLC	4,598	133,055
Direct Line Insurance Group PLC	2,802	13,364
Dixons Carphone PLC	1,836	10,903
easyJet PLC	289	6,667
Fresnillo PLC	415	5,113
G4S PLC	2,869	11,660
GKN PLC	3,004	15,545
GlaxoSmithKline PLC	8,926	204,467
Hammerson PLC REIT	1,316	12,257
Hargreaves Lansdown PLC	461	7,062
HSBC Holdings PLC	34,823	353,454
ICAP PLC	1,013	6,360
IMI PLC	506	10,090
Imperial Tobacco Group PLC	1,778	76,787
Inmarsat PLC	768	8,728
InterContinental Hotels Group PLC	431	16,622
International Consolidated Airlines Group SA*	5,942	35,386
Intertek Group PLC	298	12,662
Investec PLC	1,014	8,548
ITV PLC	7,071	23,820
J Sainsbury PLC	2,271	9,259
Johnson Matthey PLC	374	17,698
Kingfisher PLC	4,389	23,046
Land Securities Group PLC REIT	1,456	24,524
Legal & General Group PLC	10,885	40,392
Lloyds Banking Group PLC*	105,598	131,594
London Stock Exchange Group PLC	328	9,933
Marks & Spencer Group PLC	2,989	19,605
Meggitt PLC	1,479	10,818
Melrose Industries PLC	2,005	8,051
National Grid PLC	6,870	98,899
Next PLC	285	30,517
Old Mutual PLC	9,024	26,581
Pearson PLC	1,519	30,535
Persimmon PLC*	554	11,981

	Shares	Value($)
United Kingdom—continued
Prudential PLC	4,731	105,534
Reckitt Benckiser Group PLC	1,201	104,165
Reed Elsevier PLC	2,108	33,764
Rexam PLC	1,303	10,389
Rio Tinto PLC	2,340	115,000
Rolls-Royce Holdings PLC*	3,495	54,648
Royal Bank of Scotland Group PLC*	4,656	27,792
Royal Dutch Shell PLC, Cl A	7,272	278,044
Royal Dutch Shell PLC, Cl B	4,505	177,981
Royal Mail PLC	1,213	7,712
RSA Insurance Group PLC*	1,876	14,735
SABMiller PLC	1,781	98,976
Sage Group PLC (The)	2,012	11,918
Schroders PLC	228	8,838
Scottish & Southern Energy PLC	1,814	45,494
Segro PLC	1,368	8,053
Severn Trent PLC	438	13,328
Smith & Nephew PLC	1,666	28,089
Smiths Group PLC	728	14,918
Sports Direct International PLC*	496	4,973
Standard Chartered PLC	4,517	83,516
Standard Life PLC	4,391	29,499
Subsea 7 SA	2,596	37,073
Tate & Lyle PLC	860	8,247
Tesco PLC	14,975	45,203
Travis Perkins PLC	457	12,328
TUI Travel PLC	942	5,942
Tullow Oil PLC	1,687	17,626
Unilever PLC	2,360	98,900
United Utilities Group PLC	1,252	16,400
Vodafone Group PLC	48,655	161,225
Weir Group PLC (The)	387	15,697
Whitbread PLC	334	22,492
William Hill PLC	1,612	9,664
WM Morrison Supermarkets PLC	3,883	10,594
WPP PLC	2,446	49,170

		4,822,702

Total Common Stocks (Cost $29,149,497)		48,130,624

Preferred Stocks 0.8%
Germany 0.8%
Bayerische Motoren Werke AG, 4.08%	328	26,692
Fuchs Petrolub AG, (Preference Shares)	436	16,576
Henkel AG & Co. KGaA, 1.13%	1,075	107,346
Porsche AG, 2.67%	923	73,958
Volkswagen AG, 1.78%	974	202,247

Total Preferred Stocks (Cost $139,680)		426,819

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

International Equity Index Fund — concluded

	Shares	Value($)
Rights 0.0%(c)
Austria 0.0%(a)(b)(c)(f)
IMMOEAST AG*	175,419	—

Italy 0.0%(c)
Fiat SpA*(d)	9,821	—

Spain 0.0%(c)
Banco Bilbao Vizcaya Argentaria SA*	34,153	3,408
Banco Popular Espanol SA*	10,425	145

		3,553

Total Rights (Cost $3,630)		3,553

Exchange Traded Funds 3.5%
iShares MSCI Australia Index Fund	2,711	64,901
iShares MSCI Austria Investable Market Index Fund	1,485	23,938
iShares MSCI Belgium Investable Market Index Fund	882	14,396
iShares MSCI Denmark Capped	363	17,772
iShares MSCI EAFE Fund	8,345	535,081
iShares MSCI EMU Index Fund	11,539	444,252
iShares MSCI Germany Index Fund	3,413	94,540
iShares MSCI Hong Kong Index Fund	773	15,715
iShares MSCI Ireland Capped	290	9,991
iShares MSCI Israel Capped	361	18,386
iShares MSCI Italy Index Fund	6,546	102,707
iShares MSCI Japan Index Fund	21,684	255,221
iShares MSCI Netherlands Investable Market Index Fund	303	7,314
iShares MSCI New Zealand Capped	324	12,471
iShares MSCI Norway Capped	1,127	33,979
iShares MSCI Singapore Index Fund	940	12,540
iShares MSCI Spain Index Fund	727	28,280
iShares MSCI Sweden Index Fund	710	23,494
iShares MSCI United Kingdom	3,467	67,190

Total Exchange Traded Funds (Cost $1,821,567)		1,782,168

Trusts 0.0%(c)
Australia 0.0%(c)
AusNet Services	5,125	6,125

Singapore 0.0%(c)
Hutchison Port Holdings Trust	18,070	12,649

Total Trusts (Cost $17,454)		18,774

	Shares	Value($)
Short-Term Investment 1.5%
RidgeWorth Funds Securities Lending Joint Account(g)	735,370	735,370

Total Short-Term Investment (Cost $735,370)		735,370

Money Market Fund 0.9%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(h)	429,231	429,231

Total Money Market Fund (Cost $429,231)		429,231

Total Investments (Cost $32,296,429) — 101.8%		51,526,539
Liabilities in Excess of Other Assets — (1.8)%		(911,866)

Net Assets — 100.0%		$50,614,673

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board (See Notes 2(a)).

(b)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(c)	Less than 0.05% of Net Assets.

(d)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $711,952.

(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.03% of net assets as of September 30, 2014.
(f)	Escrowed rights that are not tradable.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014 (See Note 2(i)).

(h)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

BS	—	Bearer Shares
MSCI	—	Morgan Stanley Capital International
PC	—	Participation Certificate
REIT	—	Real Estate Investment Trust
RS	—	Registered Shares
RSP	—	Retirement Savings Plan

See Notes to Financial Statements.

17

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.6%
Consumer Discretionary 19.7%
Alibaba Group Holding Ltd. SP ADR*	381	33,852
Amazon.com, Inc.*	17,931	5,781,672
BorgWarner, Inc.	68,397	3,598,366
Chipotle Mexican Grill, Inc.*	4,898	3,264,958
DR Horton, Inc.	154,756	3,175,593
Johnson Controls, Inc.	55,774	2,454,056
Michael Kors Holdings Ltd.*	32,947	2,352,086
Netflix, Inc.*	9,179	4,141,381
Priceline Group Inc. (The)*	5,155	5,972,480
Scripps Networks Interactive, Cl A	37,499	2,928,297
Starbucks Corp.	76,334	5,760,164
Ulta Salon Cosmetics & Fragrance, Inc.*	15,490	1,830,453
Under Armour, Inc., Cl A*	64,540	4,459,714
VF Corp.	62,526	4,128,592
Viacom, Inc., Cl B	39,557	3,043,515

		52,925,179

Consumer Staples 6.7%
Colgate-Palmolive Co.	69,142	4,509,441
Costco Wholesale Corp.	43,922	5,504,305
Estee Lauder Cos., Inc. (The), Cl A	53,109	3,968,305
WhiteWave Foods Co. (The), Cl A*	112,722	4,095,190

		18,077,241

Energy 5.0%
EOG Resources, Inc.	44,490	4,405,400
Phillips 66	23,535	1,913,631
Schlumberger Ltd.	70,961	7,216,024

		13,535,055

Financials 5.3%
Discover Financial Services	50,860	3,274,875
Genworth Financial, Inc., Cl A*	180,573	2,365,506
Morgan Stanley	114,806	3,968,844
Santander Consumer USA Holdings, Inc.	80,148	1,427,436
T. Rowe Price Group, Inc.	38,978	3,055,875

		14,092,536

Health Care 17.5%
Alexion Pharmaceuticals, Inc.*	43,315	7,182,493
Biogen Idec, Inc.*	25,777	8,527,289
Cerner Corp.*	56,767	3,381,610
Express Scripts Holding Co.*	54,745	3,866,639
Gilead Sciences, Inc.*	122,819	13,074,083
HCA Holdings, Inc.*	30,103	2,122,864
Illumina, Inc.*	12,545	2,056,376

	Shares	Value($)
Health Care—continued
Mylan, Inc.*	113,620	5,168,574
Pharmacyclics, Inc.*(a)	14,943	1,754,757

		47,134,685

Industrials 11.5%
BE Aerospace, Inc.*	15,425	1,294,774
Cummins, Inc.	21,144	2,790,585
Delta Air Lines, Inc.	94,007	3,398,353
Fluor Corp.	36,558	2,441,709
Fortune Brands Home & Security, Inc.	87,529	3,598,317
HD Supply Holdings, Inc.*	74,235	2,023,646
Honeywell International, Inc.	50,439	4,696,880
IHS, Inc., CL A*	12,968	1,623,464
J.B. Hunt Transport Services, Inc.	25,272	1,871,392
Precision Castparts Corp.	11,468	2,716,540
Union Pacific Corp.	41,996	4,553,206

		31,008,866

Information Technology 30.8%
3D Systems Corp.*(a)	17,398	806,745
Analog Devices, Inc.	59,472	2,943,269
Apple, Inc.	192,695	19,414,021
ARM Holdings PLC SP ADR	61,635	2,692,833
Baidu, Inc. SP ADR*	7,893	1,722,489
Cognizant Technology Solutions Corp., Cl A*	65,862	2,948,642
Facebook, Inc., Cl A*	109,491	8,654,169
Google, Inc., Cl A*	11,857	6,976,777
Google, Inc., Cl C*	11,820	6,824,395
LinkedIn Corp., Cl A*	10,187	2,116,757
Palo Alto Networks, Inc.*	19,246	1,888,033
QUALCOMM, Inc.	89,884	6,720,627
Salesforce.com, Inc.*	71,657	4,122,427
Splunk, Inc.*	43,075	2,384,632
Twitter, Inc.*	1,442	74,378
VeriFone Systems, Inc.*	41,252	1,418,244
Visa, Inc., Cl A	29,826	6,363,974
Workday, Inc., Cl A*	26,754	2,207,205
Xilinx, Inc.	65,076	2,755,969

		83,035,586

Materials 2.1%
Monsanto Co.	36,255	4,079,050
Vulcan Materials Co.	27,384	1,649,339

		5,728,389

Total Common Stocks (Cost $148,538,187)		265,537,537

See Notes to Financial Statements.

18

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Large Cap Growth Stock Fund — concluded

	Shares	Value($)
Short-Term Investment 1.0%
RidgeWorth Funds Securities Lending Joint Account(b)	2,638,000	2,638,000

Total Short-Term Investment (Cost $2,638,000)		2,638,000

Total Investments (Cost $151,176,187) — 99.6%		268,175,537
Other Assets in Excess of Liabilities — 0.4%		1,169,480

Net Assets — 100.0%		$269,345,017

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $2,523,785.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014 (See Note 2(h)).

Investment Abbreviations

SP ADR — Sponsored American Depositary Receipt

See Notes to Financial Statements.

19

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 97.0%
Consumer Discretionary 8.8%
Comcast Corp., Cl A	429,490	23,097,972
DR Horton, Inc.	1,212,914	24,888,995
Johnson Controls, Inc.	911,398	40,101,512
Mattel, Inc.	1,331,630	40,814,459
PulteGroup, Inc.	1,211,074	21,387,567
PVH Corp.	164,040	19,873,446
Walt Disney Co. (The)	260,050	23,152,252
WPP PLC SP ADR	115,059	11,556,526

		204,872,729

Consumer Staples 3.1%
Procter & Gamble Co. (The)	427,900	35,832,346
Wal-Mart Stores, Inc.	459,569	35,143,241

		70,975,587

Energy 10.0%
Chevron Corp.	580,660	69,284,351
ConocoPhillips	376,610	28,818,197
Exxon Mobil Corp.	740,929	69,684,372
Occidental Petroleum Corp.	239,117	22,991,100
Schlumberger Ltd.	405,900	41,275,971

		232,053,991

Financials 26.5%
American Tower Corp., REIT	304,780	28,536,551
Ameriprise Financial, Inc.	314,340	38,783,269
Aon PLC	273,621	23,988,353
BlackRock, Inc.	52,295	17,169,494
Citigroup, Inc.	1,120,040	58,040,473
Crown Castle International Corp., REIT	472,080	38,016,603
Franklin Resources, Inc.	635,820	34,722,130
JPMorgan Chase & Co.	891,410	53,698,539
MetLife, Inc.	921,610	49,508,889
Morgan Stanley	971,767	33,593,985
Regions Financial Corp.	2,366,970	23,764,379
Simon Property Group, Inc., REIT	180,167	29,623,058
T. Rowe Price Group, Inc.	499,100	39,129,440
Travelers Cos., Inc. (The)	264,620	24,858,403
U.S. Bancorp	1,252,010	52,371,578
Wells Fargo & Co.	1,050,510	54,489,954
Zions Bancorp.	400,350	11,634,171

		611,929,269

Health Care 13.3%
Aetna, Inc.	295,715	23,952,915
Agilent Technologies, Inc.	639,429	36,434,665
Baxter International, Inc.	458,241	32,887,957
Cigna Corp.	684,290	62,058,260
Johnson & Johnson	335,800	35,792,922

	Shares	Value($)
Health Care—continued
Merck & Co., Inc.	976,150	57,866,172
Pfizer, Inc.	2,018,220	59,678,765

		308,671,656

Industrials 13.0%
A.O. Smith Corp.	245,680	11,615,750
Delta Air Lines, Inc.	645,060	23,318,919
Dover Corp.	216,460	17,388,232
FedEx Corp.	72,610	11,722,885
Flowserve Corp.	397,027	27,998,344
Fluor Corp.	167,123	11,162,145
General Dynamics Corp.	201,390	25,594,655
General Electric Co.	2,062,420	52,839,201
Honeywell International, Inc.	379,000	35,292,480
Illinois Tool Works, Inc.	136,010	11,481,964
Pentair PLC	503,000	32,941,470
Republic Services, Inc.	328,437	12,815,612
Union Pacific Corp.	236,020	25,589,288

		299,760,945

Information Technology 16.2%
Cisco Systems, Inc.	2,782,440	70,034,015
EMC Corp.	1,570,070	45,940,248
Intel Corp.	1,342,520	46,746,546
Juniper Networks, Inc.	796,200	17,635,830
Maxim Integrated Products, Inc.	1,028,400	31,098,816
Microsoft Corp.	1,015,257	47,067,315
NetApp, Inc.	424,190	18,223,202
Oracle Corp.	1,218,250	46,634,610
SanDisk Corp.	180,240	17,654,508
Texas Instruments, Inc.	708,050	33,766,905

		374,801,995

Materials 1.5%
Airgas, Inc.	160,150	17,720,598
Ashland, Inc.	170,290	17,727,189

		35,447,787

Telecommunication Services 1.5%
Verizon Communications, Inc.	686,410	34,313,636

Utilities 3.1%
Duke Energy Corp.	477,018	35,666,636
NextEra Energy, Inc.	374,372	35,146,043

		70,812,679

Total Common Stocks (Cost $1,761,251,477)		2,243,640,274

See Notes to Financial Statements.

20

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Large Cap Value Equity Fund — concluded

	Shares	Value($)
Money Market Fund 2.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	48,225,741	48,225,741

Total Money Market Fund (Cost $48,225,741)		48,225,741

Total Investments (Cost $1,809,477,218) — 99.1%		2,291,866,015
Other Assets in Excess of Liabilities — 0.9%		20,936,363

Net Assets — 100.0%		$2,312,802,378

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

21

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 99.1%
Consumer Discretionary 12.2%
CST Brands, Inc.	1,400,000	50,330,000
DR Horton, Inc.	1,500,000	30,780,000
Johnson Controls, Inc.	935,000	41,140,000
KB Home(a)	2,100,000	31,374,000
M.D.C. Holdings, Inc.(a)	2,515,000	63,679,800
Mattel, Inc.	3,050,000	93,482,500
PVH Corp.	485,000	58,757,750
Ralph Lauren Corp.	250,000	41,182,500
Regal Entertainment Group, Cl A(a)	2,100,000	41,748,000
WPP PLC SP ADR	400,000	40,176,000

		492,650,550

Consumer Staples 1.1%
Sysco Corp.	1,150,000	43,642,500

Energy 6.9%
Baker Hughes, Inc.	1,300,000	84,578,000
Cabot Oil & Gas Corp.	1,075,000	35,141,750
Noble Energy, Inc.	1,100,000	75,196,000
Tidewater, Inc.	2,150,000	83,914,500

		278,830,250

Financials 26.1%
Allstate Corp. (The)	700,000	42,959,000
American Campus Communities, Inc., REIT	1,500,000	54,675,000
Ameriprise Financial, Inc.	915,000	112,892,700
Aon PLC	440,000	38,574,800
Arthur J Gallagher & Co.	900,000	40,824,000
BankUnited, Inc.	945,000	28,813,050
Comerica, Inc.	1,275,000	63,571,500
Crown Castle International Corp., REIT	825,000	66,437,250
DDR Corp., REIT	2,450,000	40,988,500
Hartford Financial Services Group, Inc. (The)	3,000,000	111,750,000
Health Care REIT, Inc.	315,000	19,646,550
Invesco Ltd.	1,950,000	76,986,000
Lazard Ltd., Cl A	1,180,000	59,826,000
MB Financial, Inc.	1,750,000	48,440,000
Regions Financial Corp.	6,225,000	62,499,000
T. Rowe Price Group, Inc.	1,100,000	86,240,000
Umpqua Holdings Corp.	3,115,000	51,304,050
Zions Bancorp.	1,600,000	46,496,000

		1,052,923,400

Health Care 13.9%
Aetna, Inc.	650,000	52,650,000
Agilent Technologies, Inc.	1,475,000	84,045,500
Cigna Corp.	1,360,000	123,338,400
Hill-Rom Holdings, Inc.	1,207,100	50,010,153

	Shares	Value($)
Health Care—continued
Omnicare, Inc.	1,465,000	91,210,900
STERIS Corp.	1,700,000	91,732,000
WellPoint, Inc.	580,000	69,379,600

		562,366,553

Industrials 16.4%
A.O. Smith Corp.	1,325,000	62,646,000
CSX Corp.	825,000	26,449,500
Delta Air Lines, Inc.	1,350,000	48,802,500
Dover Corp.	585,000	46,993,050
Ingersoll-Rand PLC	1,030,000	58,050,800
KAR Auction Services, Inc.	1,800,000	51,534,000
Oshkosh Corp.	825,000	36,423,750
Parker Hannifin Corp.	565,000	64,494,750
Pentair PLC	1,100,000	72,039,000
Republic Services, Inc.	520,000	20,290,400
Rockwell Automation, Inc.	450,000	49,446,000
Timken Co. (The)	750,000	31,792,500
Towers Watson & Co., Cl A	625,000	62,187,500
Tyco International Ltd.	675,000	30,084,750

		661,234,500

Information Technology 12.8%
Intersil Corp., Cl A	6,300,000	89,523,000
Juniper Networks, Inc.	3,800,000	84,170,000
Maxim Integrated Products, Inc.	2,750,000	83,160,000
NetApp, Inc.	2,415,000	103,748,400
SanDisk Corp.	875,000	85,706,250
Seagate Technology PLC	850,000	48,679,500
Symantec Corp.	850,000	19,983,500

		514,970,650

Materials 5.3%
Ashland, Inc.	550,000	57,255,000
Cabot Corp.	1,200,000	60,924,000
Martin Marietta Materials, Inc.	360,000	46,418,400
MeadWestvaco Corp.	1,165,000	47,695,100

		212,292,500

Utilities 4.4%
American Water Works Co., Inc.	625,000	30,143,750
Exelon Corp.	1,685,000	57,441,650
NextEra Energy Partners LP*(a)	400,000	13,876,000
NRG Energy, Inc.	2,535,000	77,266,800

		178,728,200

Total Common Stocks (Cost $3,585,851,418)		3,997,639,103

See Notes to Financial Statements.

22

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Mid-Cap Value Equity Fund — concluded

	Shares	Value($)
Short-Term Investment 2.4%
RidgeWorth Funds Securities Lending Joint Account(b)	98,449,250	98,449,250

Total Short-Term Investment (Cost $98,449,250)		98,449,250

Money Market Fund 0.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	27,547,744	27,547,744

Total Money Market Fund (Cost $27,547,744)		27,547,744

Total Investments (Cost $3,711,848,412) — 102.2%		4,123,636,097
Liabilities in Excess of Other Assets — (2.2)%		(90,541,450)

Net Assets — 100.0%		$4,033,094,647

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $94,877,437.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

23

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.5%
Consumer Discretionary 17.9%
Amazon.com, Inc.*	1,015	327,277
Johnson Controls, Inc.	8,253	363,132
MGM Resorts International*	8,908	202,924
NIKE, Inc., CL B	4,807	428,784
Polaris Industries, Inc.	2,723	407,878
Priceline Group Inc. (The)*	403	466,908
Starbucks Corp.	5,789	436,838
Under Armour, Inc., Cl A*	3,470	239,777
VF Corp.	7,309	482,613

		3,356,131

Consumer Staples 2.2%
Estee Lauder Cos., Inc. (The), Cl A	5,605	418,805

Energy 8.4%
Devon Energy Corp.	4,012	273,538
EOG Resources, Inc.	4,896	484,802
Halliburton Co.	8,186	528,079
Phillips 66	3,403	276,698

		1,563,117

Financials 6.8%
American Express Co.	4,148	363,116
Charles Schwab Corp. (The)	14,584	428,624
Morgan Stanley	13,971	482,977

		1,274,717

Health Care 23.8%
Alexion Pharmaceuticals, Inc.*	4,252	705,067
Biogen Idec, Inc.*	2,275	752,593
Cerner Corp.*	8,341	496,873
Gilead Sciences, Inc.*	10,151	1,080,574
Illumina, Inc.*	2,286	374,721
McKesson Corp.	2,628	511,593
Mylan, Inc.*	11,484	522,407

		4,443,828

Industrials 6.1%
Cummins, Inc.	2,780	366,904
Delta Air Lines, Inc.	12,375	447,356
Precision Castparts Corp.	1,388	328,790

		1,143,050

	Shares	Value($)
Information Technology 31.6%
Adobe Systems, Inc.*	7,059	488,412
Analog Devices, Inc.	7,485	370,433
Apple, Inc.	11,988	1,207,791
ARM Holdings PLC SP ADR	3,931	171,745
Facebook, Inc., Cl A*	7,324	578,889
Google, Inc., Cl C*	976	563,503
Google, Inc., Cl A*	976	574,288
QUALCOMM, Inc.	4,413	329,960
Salesforce.com, Inc.*	6,694	385,106
Visa, Inc., Cl A	2,631	561,377
Workday, Inc., Cl A*	2,802	231,165
Xilinx, Inc.	10,651	451,070

		5,913,739

Materials 1.7%
PPG Industries, Inc.	1,635	321,670

Total Common Stocks Cost ($12,153,927)		18,435,057

Money Market Fund 1.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	281,154	281,154

Total Money Market Fund Cost ($281,154)		281,154

Total Investments (Cost $12,435,081) — 100.0%		18,716,211
Liabilities in Excess of Other Assets — (0.0)%(b)		(5,971)

Net Assets — 100.0%		$18,710,240

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

(b)	Less than 0.05% of Net Assets.

Investment Abbreviations

SP ADR — Sponsored American Depositary Receipt

See Notes to Financial Statements.

24

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.7%
Consumer Discretionary 16.3%
Asbury Automotive Group, Inc.*	16,768	1,080,194
Beazer Homes USA, Inc.*	57,278	961,125
Belmond Ltd., CI A*	74,493	868,588
Buffalo Wild Wings, Inc.*	9,345	1,254,753
Capella Education Co.	30,040	1,880,504
Carmike Cinemas, Inc.*	31,605	979,123
Five Below, Inc.*(a)	42,831	1,696,536
G-III Apparel Group Ltd.*	19,814	1,641,788
Gray Television, Inc.*	138,792	1,093,681
Hibbett Sports, Inc.*(a)	32,155	1,370,768
HomeAway, Inc.*	47,044	1,670,062
Krispy Kreme Doughnuts, Inc.*	64,627	1,108,999
Lumber Liquidators Holdings, Inc.*(a)	23,044	1,322,265
Movado Group, Inc.	20,178	667,085
Noodles & Co.*(a)	42,873	822,733
Restoration Hardware Holdings, Inc.*	13,294	1,057,538
RetailMeNot, Inc.*	28,691	463,646
Ryland Group, Inc. (The)	38,522	1,280,471
Strayer Education, Inc.*	28,146	1,685,382
Tenneco, Inc.*	35,031	1,832,472
Zoe’s Kitchen, Inc.*(a)	5,009	154,077

		24,891,790

Consumer Staples 2.7%
Boulder Brands, Inc.*	70,702	963,668
Hain Celestial Group, Inc. (The)*	10,304	1,054,615
United Natural Foods, Inc.*	33,661	2,068,805

		4,087,088

Energy 4.7%
C&J Energy Services, Inc.*	51,402	1,570,331
Callon Petroleum Co.*	114,651	1,010,075
Comstock Resources, Inc.	24,224	451,051
Helix Energy Solutions Group, Inc.*	30,651	676,161
Kodiak Oil & Gas Corp.*	117,454	1,593,851
RigNet, Inc.*	26,299	1,063,795
Willbros Group, Inc.*	88,851	740,129

		7,105,393

Financials 8.6%
Cardtronics, Inc.*	55,048	1,937,690
Cathay General Bancorp	35,199	873,991
Encore Capital Group, Inc.*(a)	45,098	1,998,292
Financial Engines, Inc.(a)	43,240	1,479,457
MGIC Investment Corp.*	157,492	1,230,012
Portfolio Recovery Associates, Inc.*	66,244	3,459,924

	Shares	Value($)
Financials—continued
Radian Group, Inc.	80,553	1,148,686
Stifel Financial Corp.*	20,474	960,026

		13,088,078

Health Care 23.5%
ABIOMED, Inc.*(a)	28,844	716,197
Acadia Healthcare Co., Inc.*	25,286	1,226,371
Air Methods Corp.*	31,198	1,733,049
Align Technology, Inc.*	15,833	818,250
Anika Therapeutics, Inc.*	14,537	532,926
Arena Pharmaceuticals, Inc.*(a)	109,221	457,636
Auxilium Pharmaceuticals, Inc.*(a)	25,459	759,951
AVANIR Pharmaceuticals, Inc.*	178,758	2,130,795
Cambrex Corp.*	39,306	734,236
Cepheid, Inc.*(a)	29,555	1,301,307
Endologix, Inc.*	55,494	588,236
Fluidigm Corp.*	33,978	832,461
HealthSouth Corp.	51,930	1,916,217
HeartWare International, Inc.*	20,479	1,589,785
HMS Holdings Corp.*	39,197	738,864
ICON PLC*	34,398	1,968,598
Insmed, Inc.*	29,917	390,417
Isis Pharmaceuticals, Inc.*(a)	13,182	511,857
Keryx Biopharmaceuticals, Inc.*(a)	90,696	1,247,070
Lannett Co., Inc.*	22,413	1,023,826
LifePoint Hospitals, Inc.*	37,028	2,561,967
Ligand Pharmaceuticals, Inc.*	12,185	572,573
Medidata Solutions, Inc.*	19,387	858,650
Neurocrine Biosciences, Inc.*	41,439	649,349
NPS Pharmaceuticals, Inc.*	36,755	955,630
NuVasive, Inc.*	45,544	1,588,119
Omnicell, Inc.*	49,273	1,346,631
Pacira Pharmaceuticals, Inc.*	12,154	1,177,966
Puma Biotechnology, Inc.*	7,027	1,676,431
Sangamo BioSciences, Inc.*	40,176	433,298
Team Health Holdings, Inc.*	47,486	2,753,713

		35,792,376

Industrials 17.0%
Allegiant Travel Co.	16,507	2,041,256
Astronics Corp., CL B*	3,687	175,152
Astronics Corp.*	18,437	879,076
Badger Meter, Inc.	12,545	632,895
Chart Industries, Inc.*(a)	13,187	806,121
Corporate Executive Board Co. (The)	15,404	925,318
EMCOR Group, Inc.	24,657	985,294
H&E Equipment Services, Inc.	46,012	1,853,363
HEICO Corp.	33,687	1,573,183

See Notes to Financial Statements.

25

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Small Cap Growth Stock Fund — concluded

	Shares	Value($)
Industrials—continued
Hub Group, Inc., Cl A*	34,951	1,416,564
JetBlue Airways Corp.*(a)	86,690	920,648
Kforce, Inc.	89,830	1,757,973
MSA Safety, Inc.	13,563	670,012
Mueller Water Products, Inc., Cl A	111,166	920,455
Powell Industries, Inc.	25,172	1,028,528
Power Solutions International, Inc.*(a)	9,899	683,031
Proto Labs, Inc.*	16,895	1,165,755
Rexnord Corp.*	38,180	1,086,221
Simpson Manufacturing Co., Inc.	40,875	1,191,506
TrueBlue, Inc.*	47,927	1,210,636
Universal Forest Products, Inc.	24,546	1,048,360
USG Corp.*(a)	44,176	1,214,398
Woodward, Inc.	37,437	1,782,750

		25,968,495

Information Technology 22.7%
Aspen Technology, Inc.*	49,847	1,880,229
Bottomline Technologies, Inc.*	69,575	1,919,574
ChannelAdvisor Corp.*(a)	38,832	636,845
CommVault Systems, Inc.*	14,938	752,875
Cornerstone OnDemand, Inc.*	46,154	1,588,159
Demandware, Inc.*	21,707	1,105,320
Ellie Mae, Inc.*	47,975	1,563,985
FleetMatics Group PLC*(a)	21,859	666,700
Guidewire Software, Inc.*	35,051	1,554,161
Heartland Payment Systems, Inc.(a)	37,269	1,778,477
Imperva, Inc.*	32,414	931,254
Integrated Device Technology, Inc.*	117,147	1,868,495
Littelfuse, Inc.	10,535	897,371
Manhattan Associates, Inc.*	31,840	1,064,093
Marketo, Inc.*(a)	50,571	1,633,443
MAXIMUS, Inc.	53,519	2,147,718
Proofpoint, Inc.*	44,607	1,656,704
PROS Holdings, Inc.*	17,906	451,231
QLIK Technologies, Inc.*	64,892	1,754,680
Qualys, Inc.*	52,649	1,400,463
SciQuest, Inc.*	41,258	620,520
Synaptics, Inc.*	16,348	1,196,674
Ultimate Software Group, Inc.*	19,824	2,805,294
Universal Display Corp.*(a)	44,887	1,465,112
Yelp, Inc.*	17,657	1,205,090

		34,544,467

	Shares	Value($)
Materials 3.3%
Flotek Industries, Inc.*	62,345	1,625,334
Globe Specialty Metals, Inc.	49,459	899,659
Headwaters, Inc.*	115,007	1,442,188
Stillwater Mining Co.*	74,055	1,113,047

		5,080,228

Telecommunication Services 0.9%
8x8, Inc.*	207,555	1,386,467

Total Common Stocks (Cost $129,805,974)		151,944,382

Short-Term Investment 11.1%
RidgeWorth Funds Securities Lending Joint Account(b)	16,863,900	16,863,900

Total Short-Term Investment (Cost $16,863,900)		16,863,900

Money Market Fund 0.6%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	852,384	852,384

Total Money Market Fund (Cost $852,384)		852,384

Total Investments (Cost $147,522,258) — 111.4%		169,660,666
Liabilities in Excess of Other Assets — (11.4)%		(17,310,577)

Net Assets — 100.0%		$152,350,089

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $16,248,450.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

See Notes to Financial Statements.

26

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 99.4%
Consumer Discretionary 22.9%
AMC Entertainment Holdings, Inc., Cl A	1,474,940	33,908,870
Arcos Dorados Holdings, Inc., Cl A	1,587,670	9,494,267
Brunswick Corp.	251,250	10,587,675
Cheesecake Factory, Inc. (The)	121,000	5,505,500
Chico’s FAS, Inc.	1,608,200	23,753,114
CST Brands, Inc.	692,760	24,904,722
Destination Maternity Corp.	147,579	2,278,620
Einstein Noah Restaurant Group, Inc.	112,720	2,272,435
Guess?, Inc.	1,595,254	35,047,730
HSN, Inc.	914,860	56,144,958
Lithia Motors, Inc., Cl A	270,860	20,501,393
Matthews International Corp., Cl A	287,940	12,637,687
Meredith Corp.	502,390	21,502,292
NutriSystem, Inc.	417,080	6,410,520
Ruth’s Hospitality Group, Inc.	272,570	3,009,173
Scholastic Corp.	491,390	15,881,725
Sonic Automotive, Inc., Cl A	737,870	18,085,194
Sotheby’s	246,100	8,790,692
Thor Industries, Inc.	620,480	31,954,720

		342,671,287

Consumer Staples 1.1%
WD-40 Co.	231,190	15,711,672

Energy 5.8%
Bristow Group, Inc.	494,560	33,234,432
CARBO Ceramics, Inc.	450,150	26,662,385
LinnCo LLC	131,092	3,795,113
Patterson-UTI Energy, Inc.	295,290	9,605,784
Tidewater, Inc.	330,580	12,902,537

		86,200,251

Financials 27.2%
Alexander & Baldwin, Inc.	419,510	15,089,775
Banco Latinoamericano de Expectaciones SA, Cl E	231,770	7,110,704
Bank of Hawaii Corp.	381,140	21,652,563
Campus Crest Communities, Inc., REIT	961,460	6,153,344
CareTrust REIT, Inc.*	178,570	2,553,551
Cash America International, Inc.	873,360	38,253,168
Cohen & Steers, Inc.	316,100	12,150,884
CubeSmart, REIT	2,313,530	41,597,269
Evercore Partners, Inc., Cl A	516,820	24,290,540
Hanover Insurance Group, Inc. (The)	627,370	38,533,065
HCC Insurance Holdings, Inc.	507,250	24,495,103

	Shares	Value($)
Financials—continued
Horace Mann Educators Corp.	548,000	15,623,480
JMP Group, Inc.	478,419	2,999,687
Medical Properties Trust, Inc., REIT	1,184,930	14,527,242
Monmouth Real Estate Investment Corp., Cl A REIT	99,650	1,008,458
Oppenheimer Holdings, Inc., Cl A	175,510	3,554,078
Parkway Properties, Inc., REIT	1,462,350	27,462,933
Post Properties, Inc., REIT	460,350	23,634,369
StanCorp Financial Group, Inc.	907,320	57,324,478
Trust Co Bank Corp. NY	367,650	2,367,666
UMB Financial Corp.	466,950	25,472,122

		405,854,479

Health Care 5.2%
Ensign Group, Inc.	178,570	6,214,236
Hill-Rom Holdings, Inc.	440,330	18,242,872
Landauer, Inc.	287,240	9,481,792
STERIS Corp.	798,607	43,092,834

		77,031,734

Industrials 23.9%
AAR Corp.	500,270	12,081,520
ABM Industries, Inc.	583,700	14,995,253
Barnes Group, Inc.	82,900	2,516,015
China Yuchai International Ltd.	106,390	1,972,471
CLARCOR, Inc.	460,950	29,076,726
EMCOR Group, Inc.	497,140	19,865,714
Granite Construction, Inc.	282,440	8,984,416
Great Lakes Dredge & Dock Corp.*	971,460	6,003,623
Grupo Aeroportuario del Pacifico SA de CV SP ADR	187,876	12,670,357
Herman Miller, Inc.	1,217,480	36,341,778
Interface, Inc.	2,004,461	32,352,001
Kelly Services, Inc., Cl A	570,710	8,943,026
Knoll, Inc.	862,800	14,935,068
Luxfer Holdings PLC ADR	466,410	8,050,237
Macquarie Infrastructure Co. LLC	299,040	19,945,968
Manitowoc Co., Inc. (The)	283,410	6,645,965
MSA Safety, Inc.	346,440	17,114,136
Mueller Water Products, Inc., Cl A	2,639,930	21,858,620
Progressive Waste Solutions Ltd.	1,882,864	48,521,405
Ritchie Bros Auctioneers, Inc.	346,240	7,752,314
Sun Hydraulics Corp.	44,720	1,681,025
TAL International Group, Inc.*	197,970	8,166,263
Tennant Co.	107,980	7,244,378

See Notes to Financial Statements.

27

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Small Cap Value Equity Fund — concluded

	Shares	Value($)
Industrials—continued
Viad Corp.	467,690	9,657,798

		357,376,077

Information Technology 6.1%
Black Box Corp.	240,400	5,606,128
Daktronics, Inc.	1,127,850	13,861,276
Fair Isaac Corp.	663,950	36,583,645
Plantronics, Inc.	722,060	34,500,027

		90,551,076

Materials 6.0%
A. Schulman, Inc.	315,400	11,404,864
Cabot Corp.	714,270	36,263,488
Carpenter Technology Corp.	339,100	15,310,365
Globe Specialty Metals, Inc.	120,570	2,193,168
Haynes International, Inc.	148,730	6,840,093
Hecla Mining Co.	7,249,640	17,979,107

		89,991,085

Utilities 1.2%
ALLETE, Inc.	32,440	1,440,012
Avista Corp.	54,890	1,675,792
California Water Service Group	688,790	15,456,447

		18,572,251

Total Common Stocks (Cost $1,226,413,495)		1,483,959,912

	Shares	Value($)
Money Market Fund 0.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	7,981,597	7,981,597

Total Money Market Fund (Cost $7,981,597)		7,981,597

Total Investments (Cost $1,234,395,092) — 99.9%		1,491,941,509
Other Assets in Excess of Liabilities — 0.1%		1,125,340

Net Assets — 100.0%		$1,493,066,849

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

28

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 70.2%
RidgeWorth International Equity Fund(a)	65,129	762,665
RidgeWorth International Equity Index Fund(a)	2,362	12,873
RidgeWorth Large Cap Growth Stock Fund(b)	417,846	4,232,782
RidgeWorth Large Cap Value Equity Fund(b)	173,440	3,082,024
RidgeWorth Mid-Cap Value Equity Fund(b)	89,268	1,288,144
RidgeWorth Select Large Cap Growth Stock Fund(a)	1,044	30,834
RidgeWorth Small Cap Growth Stock Fund(b)	32,897	504,636
RidgeWorth Small Cap Value Equity Fund(a)	29,173	484,566

Total Equity Funds (Cost $7,479,926)		10,398,524

Fixed Income Funds 11.0%
RidgeWorth Corporate Bond Fund(a)	120	1,070
RidgeWorth High Income Fund(b)	13,709	97,195
RidgeWorth Intermediate Bond Fund(a)	50	493
RidgeWorth Seix Floating Rate High Income Fund(a)	11,991	106,963
RidgeWorth Seix High Yield Fund(a)	10,269	100,024
RidgeWorth Total Return Bond Fund(b)	118,376	1,247,685
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	8,249	83,644

Total Fixed Income Funds (Cost $1,657,430)		1,637,074

Exchange Traded Funds 17.7%
Consumer Discretionary Select Sector SPDR Fund	1,068	71,225
Consumer Staples Select Sector SPDR Fund	917	41,366
Energy Select Sector SPDR Fund	805	72,949
Financial Select Sector SPDR Fund	4,758	110,243

	Shares	Value($)
Exchange Traded Funds—continued
Health Care Select Sector SPDR Fund	1,590	101,617
Industrial Select Sector SPDR Fund	1,357	72,124
iShares Barclays 20+ Year Treasury Bond Fund	409	47,554
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	178	19,948
iShares Core S&P 500 Fund	5,626	1,115,411
iShares Core U.S. Aggregate Bond Fund	2,689	293,397
iShares Dow Jones U.S. Real Estate Index Fund	148	10,242
iShares MSCI EAFE Fund	3,620	232,114
iShares MSCI Emerging Markets Index Fund	5,778	240,134
iShares Russell 2000 Index Fund	93	10,170
Market Vectors Gold Miners Fund	101	2,156
Materials Select Sector SPDR Fund	517	25,638
Technology Select Sector SPDR Fund	3,736	149,104
Utilities Select Sector SPDR Fund	116	4,882

Total Exchange Traded Funds (Cost $2,309,443)		2,620,274

Total Investments (Cost $11,446,799) — 98.9%		14,655,872
Other Assets in Excess of Liabilities — 1.1%		163,052

Net Assets — 100.0%		$14,818,924

(a)	Affiliated investments. Investments are in each Fund’s I Shares.

(b)	Affiliated investments. Investments are in each Fund’s IS Shares.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

29

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 28.3%
RidgeWorth International Equity Fund(a)	113,171	1,325,232
RidgeWorth International Equity Index Fund(a)	3,916	21,343
RidgeWorth Large Cap Growth Stock Fund(b)	727,724	7,371,840
RidgeWorth Large Cap Value Equity Fund(b)	304,801	5,416,315
RidgeWorth Mid-Cap Value Equity Fund(b)	154,906	2,235,297
RidgeWorth Select Large Cap Growth Stock Fund(a)	3,711	109,596
RidgeWorth Small Cap Growth Stock Fund(b)	55,257	847,649
RidgeWorth Small Cap Value Equity Fund(a)	49,700	825,509

Total Equity Funds (Cost $14,936,616)		18,152,781

Fixed Income Funds 52.5%
RidgeWorth Corporate Bond Fund(a)	2,007	17,865
RidgeWorth High Income Fund(b)	284,830	2,019,446
RidgeWorth Intermediate Bond Fund(a)	837	8,191
RidgeWorth Seix Floating Rate High Income Fund(a)	249,497	2,225,514
RidgeWorth Seix High Yield Fund(a)	214,304	2,087,324
RidgeWorth Total Return Bond Fund(b)	2,425,808	25,568,017
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	172,225	1,746,363

Total Fixed Income Funds (Cost $33,749,310)		33,672,720

Exchange Traded Funds 18.3%
Consumer Discretionary Select Sector SPDR Fund	1,223	81,562
Consumer Staples Select Sector SPDR Fund	1,057	47,681
Energy Select Sector SPDR Fund	956	86,633
Financial Select Sector SPDR Fund	5,637	130,609
Health Care Select Sector SPDR Fund	1,901	121,493
Industrial Select Sector SPDR Fund	1,574	83,658

	Shares	Value($)
Exchange Traded Funds—continued
iShares Barclays 20+ Year Treasury Bond Fund	8,547	993,760
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,759	421,271
iShares Core S&P 500 Fund	10,869	2,154,888
iShares Core U.S. Aggregate Bond Fund	59,654	6,508,848
iShares Dow Jones U.S. Real Estate Index Fund	244	16,885
iShares MSCI EAFE Fund	6,292	403,443
iShares MSCI Emerging Markets Index Fund	10,047	417,553
iShares Russell 2000 Index Fund	573	62,657
Market Vectors Gold Miners Fund	193	4,121
Materials Select Sector SPDR Fund	584	28,961
Technology Select Sector SPDR Fund	4,483	178,916
Utilities Select Sector SPDR Fund	171	7,197

Total Exchange Traded Funds (Cost $10,518,727)		11,750,136

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	545,857	545,857

Total Money Market Fund (Cost $545,857)		545,857

Total Investments (Cost $59,750,510) — 100.0%		64,121,494
Liabilities in Excess of Other Assets — (0.0)%(d)		(6,891)

Net Assets — 100.0%		$64,114,603

(a)	Affiliated investments. Investments are in each Fund’s I Shares.

(b)	Affiliated investments. Investments are in each Fund’s IS Shares.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

(d)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

30

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 62.1%
RidgeWorth International Equity Fund(a)	246,073	2,881,509
RidgeWorth International Equity Index Fund(a)	8,702	47,427
RidgeWorth Large Cap Growth Stock Fund(b)	1,582,233	16,028,017
RidgeWorth Large Cap Value Equity Fund(b)	659,752	11,723,790
RidgeWorth Mid-Cap Value Equity Fund(b)	336,872	4,861,065
RidgeWorth Select Large Cap Growth Stock Fund(a)	6,224	183,799
RidgeWorth Small Cap Growth Stock Fund(b)	119,971	1,840,357
RidgeWorth Small Cap Value Equity Fund(a)	107,918	1,792,522

Total Equity Funds (Cost $29,491,669)		39,358,486

Fixed Income Funds 19.3%
RidgeWorth Corporate Bond Fund(a)	705	6,277
RidgeWorth High Income Fund(b)	103,525	733,990
RidgeWorth Intermediate Bond Fund(a)	164	1,608
RidgeWorth Seix Floating Rate High Income Fund(a)	90,700	809,040
RidgeWorth Seix High Yield Fund(a)	77,943	759,169
RidgeWorth Total Return Bond Fund(b)	882,012	9,296,406
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	62,653	635,297

Total Fixed Income Funds (Cost $11,816,321)		12,241,787

Exchange Traded Funds 17.8%
Consumer Discretionary Select Sector SPDR Fund	3,080	205,405
Consumer Staples Select Sector SPDR Fund	2,830	127,661
Energy Select Sector SPDR Fund	2,427	219,935
Financial Select Sector SPDR Fund	14,409	333,857
Health Care Select Sector SPDR Fund	4,885	312,200
Industrial Select Sector SPDR Fund	4,098	217,809

	Shares	Value($)
Exchange Traded Funds—continued
iShares Barclays 20+ Year Treasury Bond Fund	3,112	361,832
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,362	152,639
iShares Core S&P 500 Fund	22,671	4,494,753
iShares Core U.S. Aggregate Bond Fund	21,701	2,367,796
iShares Dow Jones U.S. Real Estate Index Fund	534	36,953
iShares MSCI EAFE Fund	13,699	878,380
iShares MSCI Emerging Markets Index Fund	21,780	905,177
iShares Russell 2000 Index Fund	1,303	142,483
Market Vectors Gold Miners Fund	293	6,256
Materials Select Sector SPDR Fund	1,409	69,872
Technology Select Sector SPDR Fund	11,343	452,699
Utilities Select Sector SPDR Fund	416	17,509

Total Exchange Traded Funds (Cost $8,764,216)		11,303,216

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	588,878	588,878

Total Money Market Fund (Cost $588,878)		588,878

Total Investments (Cost $50,661,084) — 100.1%		63,492,367
Liabilities in Excess of Other Assets — (0.1)%		(49,354)

Net Assets — 100.0%		$63,443,013

(a)	Affiliated investments. Investments are in each Fund’s I Shares.

(b)	Affiliated investments. Investments are in each Fund’s IS Shares.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

31

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 45.4%
RidgeWorth International Equity Fund(a)	369,754	4,329,824
RidgeWorth International Equity Index Fund(a)	13,347	72,740
RidgeWorth Large Cap Growth Stock Fund(b)	2,394,427	24,255,546
RidgeWorth Large Cap Value Equity Fund(b)	998,229	17,738,530
RidgeWorth Mid-Cap Value Equity Fund(b)	505,998	7,301,548
RidgeWorth Select Large Cap Growth Stock Fund(a)	6,553	193,508
RidgeWorth Small Cap Growth Stock Fund(b)	179,606	2,755,163
RidgeWorth Small Cap Value Equity Fund(a)	159,910	2,656,113

Total Equity Funds (Cost $44,052,221)		59,302,972

Fixed Income Funds 36.0%
RidgeWorth Corporate Bond Fund(a)	1,045	9,300
RidgeWorth High Income Fund(b)	397,027	2,814,922
RidgeWorth Intermediate Bond Fund(a)	1,362	13,334
RidgeWorth Seix Floating Rate High Income Fund(a)	347,743	3,101,869
RidgeWorth Seix High Yield Fund(a)	298,962	2,911,891
RidgeWorth Total Return Bond Fund(b)	3,381,486	35,640,859
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	240,341	2,437,061

Total Fixed Income Funds (Cost $45,179,040)		46,929,236

Exchange Traded Funds 18.0%
Consumer Discretionary Select Sector SPDR Fund	4,915	327,781
Consumer Staples Select Sector SPDR Fund	4,422	199,476
Energy Select Sector SPDR Fund	3,971	359,852
Financial Select Sector SPDR Fund	23,236	538,378
Health Care Select Sector SPDR Fund	7,828	500,288
Industrial Select Sector SPDR Fund	6,615	351,587

	Shares	Value($)
Exchange Traded Funds—continued
iShares Barclays 20+ Year Treasury Bond Fund	11,931	1,387,217
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	5,275	591,169
iShares Core S&P 500 Fund	31,799	6,304,470
iShares Core U.S. Aggregate Bond Fund	83,098	9,066,823
iShares Dow Jones U.S. Real Estate Index Fund	795	55,014
iShares MSCI EAFE Fund	20,563	1,318,500
iShares MSCI Emerging Markets Index Fund	32,745	1,360,882
iShares Russell 2000 Index Fund	2,327	254,458
Market Vectors Gold Miners Fund	484	10,333
Materials Select Sector SPDR Fund	2,537	125,810
Technology Select Sector SPDR Fund	18,494	738,096
Utilities Select Sector SPDR Fund	534	22,476

Total Exchange Traded Funds (Cost $19,334,970)		23,512,610

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	1,096,923	1,096,923

Total Money Market Fund (Cost $1,096,923)		1,096,923

Total Investments (Cost $109,663,154) — 100.2%		130,841,741
Liabilities in Excess of Other Assets — (0.2)%		(289,231)

Net Assets — 100.0%		$130,552,510

(a)	Affiliated investments. Investments are in each Fund’s I Shares.

(b)	Affiliated investments. Investments are in each Fund’s IS Shares.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

32

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Aggressive Growth Stock Fund	International Equity Fund	International Equity Index Fund	Large Cap Growth Stock Fund	Large Cap Value Equity Fund
Assets:
Total Investments, at Cost	$39,361,346	$19,420,414	$32,296,429	$151,176,187	$1,809,477,218

Total Investments, at Value*	$55,823,961	$24,255,965	$51,526,539	$268,175,537	$2,291,866,015
Interest and Dividends Receivable	4,013	67,059	119,506	90,363	3,649,293
Securities Lending Income Receivable	—	—	672	9,886	29
Foreign Currency, at Value (Cost $—, $251,363, $1,308,862, $— and $—, respectively)	—	249,899	1,306,191	—	—
Receivable for Capital Shares Issued	43,177	29,090	178,930	66,353	4,228,569
Receivable for Investment Securities Sold	207,295	100,089	26,172	4,991,032	41,829,025
Reclaims Receivable	—	162,055	105,213	—	—
Receivable from Investment Adviser	817	4,210	38,701	15,481	210,987
Prepaid Expenses and Other Assets	17,608	20,979	17,556	40,159	91,019

Total Assets	56,096,871	24,889,346	53,319,480	273,388,811	2,341,874,937

Liabilities:
Payable for Investment Securities Purchased	292,995	107	1,714,731	—	12,046,232
Payable for Capital Shares Redeemed	19,632	12,267	81,777	309,160	13,961,945
Payable Upon Return of Securities Loaned	—	—	735,370	2,638,000	—
Line of Credit Payable	—	658,234	—	751,879	—
Investment Advisory Fees Payable	40,130	19,726	18,684	158,967	1,262,448
Compliance and Fund Services Fees Payable	1,034	507	909	5,239	39,603
Distribution and Service Fees Payable	4,578	1,166	634	44,030	121,978
Trustee Fees Payable	104	10	30	354	785
Other Accrued Expenses	28,705	23,170	152,672	136,165	1,639,568

Total Liabilities	387,178	715,187	2,704,807	4,043,794	29,072,559

Total Net Assets	$55,709,693	$24,174,159	$50,614,673	$269,345,017	$2,312,802,378

Net Assets Consist of:
Capital	$40,866,027	$19,151,122	$28,563,363	$136,341,223	$1,630,407,974
Accumulated Net Investment Income (Loss)	(469,210)	557,989	614,296	(321,034)	22,240,170
Accumulated Net Realized Gain (Loss) from Investments and Foreign Currency Transactions	(1,149,739)	(375,404)	2,215,930	16,325,478	177,765,437
Net Unrealized Appreciation on Investments and Foreign Currencies	16,462,615	4,840,452	19,221,084	116,999,350	482,388,797

Net Assets	$55,709,693	$24,174,159	$50,614,673	$269,345,017	$2,312,802,378

Net Assets:
I Shares	$37,951,255	$19,616,618	$48,174,612	$120,530,303	$1,834,493,289
A Shares	17,758,438	4,557,541	2,440,061	63,880,099	419,570,190
C Shares	—	—	—	33,021,959	20,771,685
IS Shares	—	—	—	51,912,656	37,967,214
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	1,704,900	1,675,792	8,837,131	11,897,695	103,265,384
A Shares	824,228	393,111	458,802	7,333,685	23,812,935
C Shares	—	—	—	5,024,887	1,203,941
IS Shares	—	—	—	5,122,530	2,136,393
Net Asset Value and Redemption Price Per Share:
I Shares	$22.26	$11.71	$5.45	$10.13	$17.76
A Shares	21.55	11.59	5.32	8.71	17.62
C Shares(a)	—	—	—	6.57	17.25
IS Shares	—	—	—	10.13	17.77
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$22.86	$12.30	$5.64	$9.24	$18.69
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $—, $—, $711,952, $2,523,785 and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

33

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Mid-Cap Value Equity Fund	Select Large Cap Growth Stock Fund	Small Cap Growth Stock Fund	Small Cap Value Equity Fund
Assets:
Total Investments, at Cost	$3,711,848,412	$12,435,081	$147,522,258	$1,234,395,092

Total Investments, at Value	$4,123,636,097	$18,716,211	$169,660,666	$1,491,941,509
Interest and Dividends Receivable	3,730,922	5,574	29,945	2,449,088
Securities Lending Income Receivable	11,875	—	8,125	—
Receivable for Capital Shares Issued	3,537,478	200	74,585	2,181,407
Receivable for Investment Securities Sold	50,185,441	—	—	584,998
Reclaims Receivable	—	—	—	44,701
Receivable from Investment Adviser	—	2,229	3,310	—
Prepaid Expenses and Other Assets	144,893	15,973	36,093	60,927

Total Assets	4,181,246,706	18,740,187	169,812,724	1,497,262,630

Liabilities:
Payable for Investment Securities Purchased	33,221,261	—	—	—
Payable for Capital Shares Redeemed	11,000,321	—	288,962	1,785,281
Payable Upon Return of Securities Loaned	98,449,250	—	16,863,900	—
Investment Advisory Fees Payable	2,353,423	11,226	112,596	1,040,282
Compliance and Fund Services Fees Payable	68,821	380	3,437	29,963
Distribution and Service Fees Payable	221,254	11,569	7,696	71,215
Trustee Fees Payable	1,280	20	293	1,019
Other Accrued Expenses	2,836,449	6,752	185,751	1,268,021

Total Liabilities	148,152,059	29,947	17,462,635	4,195,781

Total Net Assets	$4,033,094,647	$18,710,240	$152,350,089	$1,493,066,849

Net Assets Consist of:
Capital	$3,231,367,631	$6,762,534	$109,854,828	$999,454,603
Accumulated Net Investment Income (Loss)	25,738,947	(92,143)	(793,130)	8,896,000
Accumulated Net Realized Gain from Investments Transactions	364,200,384	5,758,719	21,149,983	227,170,566
Net Unrealized Appreciation on Investments	411,787,685	6,281,130	22,138,408	257,545,680

Net Assets	$4,033,094,647	$18,710,240	$152,350,089	$1,493,066,849

Net Assets:
I Shares	$3,339,980,519	$4,398,149	$130,945,250	$1,297,749,281
A Shares	596,011,094	897,199	9,320,457	162,176,915
C Shares	81,287,876	13,414,892	6,132,871	33,140,653
IS Shares	15,815,158	—	5,951,511	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	231,536,693	148,923	8,535,388	78,152,686
A Shares	41,765,660	31,457	668,211	9,969,518
C Shares	5,807,171	566,555	570,946	2,150,510
IS Shares	1,096,303	—	387,924	—
Net Asset Value and Redemption Price Per Share:
I Shares	$14.43	$29.53	$15.34	$16.61
A Shares	14.27	28.52	13.95	16.27
C Shares(a)	14.00	23.68	10.74	15.41
IS Shares	14.43	—	15.34	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$15.14	$30.26	$14.80	$17.26
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $94,877,437, $—, $16,248,450 and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

34

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Assets:
Total Investments, at Cost	$11,446,799	$59,750,510	$50,661,084	$109,663,154

Investments in Affiliates, at Value	$12,035,598	$51,825,501	$51,600,273	$106,232,208
Investments in Unaffiliated, at Value	2,620,274	12,295,993	11,892,094	24,609,533

Total Investments	14,655,872	64,121,494	63,492,367	130,841,741

Cash	4,635	—	—	—
Dividends Receivable	4,714	80,865	30,375	115,036
Receivable for Capital Shares Issued	6,753	248,190	40,535	47,371
Receivable for Investment Securities Sold	142,987	53,458	—	—
Receivable from Investment Adviser	6,948	4,895	8,495	2,504
Prepaid Expenses and Other Assets	29,249	31,103	32,761	21,051

Total Assets	14,851,158	64,540,005	63,604,533	131,027,703

Liabilities:
Payable for Investment Securities Purchased	4,682	80,865	46,252	163,908
Payable for Capital Shares Redeemed	3,862	308,056	43,496	154,738
Investment Advisory Fees Payable	1,504	5,293	5,422	11,039
Compliance and Fund Services Fees Payable	345	1,094	1,175	2,683
Distribution and Service Fees Payable	1,791	18,121	4,728	16,013
Trustee Fees Payable	13	40	51	207
Other Accrued Expenses	20,037	11,933	60,396	126,605

Total Liabilities	32,234	425,402	161,520	475,193

Total Net Assets	$14,818,924	$64,114,603	$63,443,013	$130,552,510

Net Assets Consist of:
Capital	$9,568,991	$58,305,912	$48,702,256	$102,718,070
Accumulated Net Investment Income	8,692	635,087	206,580	1,050,359
Accumulated Net Realized Gain from Investments Transactions	2,032,168	802,620	1,702,894	5,605,494
Net Unrealized Appreciation on Investments	3,209,073	4,370,984	12,831,283	21,178,587

Net Assets	$14,818,924	$64,114,603	$63,443,013	$130,552,510

Net Assets:
I Shares	$9,450,141	$31,519,971	$51,585,311	$98,714,845
A Shares	4,625,932	15,230,941	8,833,066	18,217,405
C Shares	742,851	17,363,691	3,024,636	13,620,260
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	1,031,473	2,452,015	4,440,359	8,655,375
A Shares	510,310	1,187,464	764,435	1,602,811
C Shares	84,371	1,372,757	267,231	1,211,128
Net Asset Value and Redemption Price Per Share:
I Shares	$9.16	$12.85	$11.62	$11.41
A Shares	9.06	12.83	11.56	11.37
C Shares(a)	8.80	12.65	11.32	11.25
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$9.61	$13.47	$12.27	$12.06
Maximum Sales Charge — A Shares	5.75%	4.75%	5.75%	5.75%

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

35

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2014

(Unaudited)

	Aggressive Growth Stock Fund	International Equity Fund	International Equity Index Fund	Large Cap Growth Stock Fund	Large Cap Value Equity Fund
Investment Income:
Dividend Income	$38,901	$692,030	$1,102,254	$1,163,770	$26,274,283
Net Income from Securities Lending	—	17,039	14,877	39,718	1,918
Less: Foreign Taxes Withheld	—	(74,156)	(113,404)	—	—

Total Investment Income	38,901	634,913	1,003,727	1,203,488	26,276,201

Expenses:
Investment Advisory Fees	225,820	131,455	116,657	974,395	7,532,616
Administration Fees	2,723	1,497	2,658	14,269	118,276
Fund Accounting Fees	2,247	1,239	2,158	11,994	89,073
Transfer Agency Fees	13,649	4,488	3,285	140,796	109,897
Compliance & Fund Services Fees	1,851	960	1,681	9,265	72,850
Distribution and Service Fees — A Shares	27,153	7,277	4,251	97,535	615,064
Distribution and Service Fees — C Shares	—	—	—	169,685	102,251
Shareholder Servicing Fees — I Shares	49,961	15,030	82,061	183,145	3,330,966
Shareholder Servicing Fees — A Shares	6,324	182	972	6,405	724,246
Custodian Fees	5,611	21,090	163,152	8,084	23,090
Printing Fees	1,943	1,192	1,603	8,805	57,554
Registration Fees	16,083	14,806	15,227	23,755	32,515
Trustee Fees	1,121	598	1,046	5,709	44,400
Other Fees	8,432	16,142	29,536	15,897	80,546

Total Expenses	362,918	215,956	424,287	1,669,739	12,933,344
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(6,864)	(10,731)	(242,225)	(145,217)	(1,587,483)

Net Expenses	356,054	205,225	182,062	1,524,522	11,345,861

Net Investment Income (Loss)	(317,153)	429,688	821,665	(321,034)	14,930,340

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain from:
Investment and Foreign Currency Transactions	1,783,680	2,310,505	3,040,201	11,586,060	98,342,976
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	242,057	(4,405,750)	(5,713,154)	591,062	(16,819,730)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	2,025,737	(2,095,245)	(2,672,953)	12,177,122	81,523,246

Change in Net Assets from Operations	$1,708,584	$(1,665,557)	$(1,851,288)	$11,856,088	$96,453,586

See Notes to Financial Statements.

36

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2014

(Unaudited)

	Mid-Cap Value Equity Fund	Select Large Cap Growth Stock Fund	Small Cap Growth Stock Fund	Small Cap Value Equity Fund
Investment Income:
Dividend Income	$40,824,577	$87,255	$186,933	$16,530,382
Net Income from Securities Lending	143,533	3	101,829	—
Less: Foreign Taxes Withheld	—	—	—	(94,617)

Total Investment Income	40,968,110	87,258	288,762	16,435,765

Expenses:
Investment Advisory Fees	13,956,266	69,737	714,398	6,627,020
Administration Fees	207,653	1,021	8,616	84,519
Fund Accounting Fees	153,093	858	8,028	70,529
Transfer Agency Fees	281,956	10,076	16,685	122,207
Compliance & Fund Services Fees	128,223	678	5,931	55,071
Distribution and Service Fees — A Shares	943,358	1,451	15,023	275,723
Distribution and Service Fees — C Shares	415,694	70,272	33,030	184,255
Shareholder Servicing Fees — I Shares	5,865,529	3,400	299,942	2,456,763
Shareholder Servicing Fees — A Shares	1,126,536	—	3,031	320,163
Custodian Fees	39,551	5,059	10,321	23,147
Printing Fees	119,133	1,310	4,961	78,316
Registration Fees	43,880	20,428	22,702	25,949
Trustee Fees	77,922	428	3,718	34,257
Other Fees	137,273	4,041	9,809	66,165

Total Expenses	23,496,067	188,759	1,156,195	10,424,084
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(120,160)	(9,358)	(74,303)	—

Net Expenses	23,375,907	179,401	1,081,892	10,424,084

Net Investment Income (Loss)	17,592,203	(92,143)	(793,130)	6,011,681

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from:
Investment Transactions	198,492,869	1,545,156	8,936,864	20,015,978
Net Change in Unrealized (Depreciation) on:
Investments	(125,679,672)	(849,027)	(24,163,733)	(149,996,329)

Net Realized and Unrealized Gain (Loss) on Investments	72,813,197	696,129	(15,226,869)	(129,980,351)

Change in Net Assets from Operations	$90,405,400	$603,986	$(16,019,999)	$(123,968,670)

See Notes to Financial Statements.

37

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2014

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Investment Income:
Dividend Income	$33,674	$123,064	$125,746	$649,710
Dividend Income from Affiliated Investment Companies	29,870	481,457	183,678	339,509

Total Investment Income	63,544	604,521	309,424	989,219

Expenses:
Investment Advisory Fees	9,578	31,298	32,935	68,425
Administration Fees	982	3,208	3,376	7,014
Fund Accounting Fees	10,155	10,155	10,155	10,155
Transfer Agency Fees	3,745	14,805	7,175	18,323
Compliance & Fund Services Fees	631	1,989	2,139	4,713
Distribution and Service Fees — A Shares	7,081	22,787	13,616	28,729
Distribution and Service Fees — C Shares	3,627	86,393	15,066	71,110
Shareholder Servicing Fees — I Shares	26,754	15,675	103,975	178,800
Shareholder Servicing Fees — A Shares	2,171	3,264	4,569	11,114
Custodian Fees	7,767	9,827	8,456	10,169
Printing Fees	1,546	3,376	2,873	6,131
Registration Fees	19,738	20,923	20,239	20,301
Trustee Fees	391	1,217	1,313	2,932
Other Fees	3,907	5,132	5,314	8,042

Total Expenses	98,073	230,049	231,201	445,958
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(42,439)	(26,761)	(46,049)	(37,844)

Net Expenses	55,634	203,288	185,152	408,114

Net Investment Income	7,910	401,233	124,272	581,105

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	1,229,581	(94,196)	287,421	1,632,866
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(800,320)	819,321	956,536	536,219

Net Realized and Unrealized Gain on Investments	429,261	725,125	1,243,957	2,169,085

Change in Net Assets from Operations	$437,171	$1,126,358	$1,368,229	$2,750,190

See Notes to Financial Statements.

38

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the Periods Indicated

	Aggressive Growth Stock Fund		International Equity Fund		International Equity Index Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(317,153)	$(391,429)	$429,688	$2,890,126	$821,665	$3,365,649
Net Realized Gain	1,783,680	3,058,325	2,310,505	53,712,113	3,040,201	91,324,160
Net Change in Unrealized Appreciation (Depreciation)	242,057	5,731,042	(4,405,750)	(32,717,065)	(5,713,154)	(69,445,449)

Change in Net Assets from Operations	1,708,584	8,397,938	(1,665,557)	23,885,174	(1,851,288)	25,244,360

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	(3,262,772)	—	(4,227,792)
A Shares	—	—	—	(397,768)	—	(160,960)
Net Realized Gains:
I Shares	—	(1,962,804)	—	(423,409)	—	(99,753,566)
A Shares	—	(550,359)	—	(76,227)	—	(2,010,453)

Total Dividends and Distributions	—	(2,513,163)	—	(4,160,176)	—	(106,152,771)

Change in Net Assets from Capital Transactions	(5,444,050)	34,140,593	(5,893,915)	(265,108,721)	(806,289)	(91,279,292)

Change in Net Assets	(3,735,466)	40,025,368	(7,559,472)	(245,383,723)	(2,657,577)	(172,187,703)

Net Assets:
Beginning of Period	59,445,159	19,419,791	31,733,631	277,117,354	53,272,250	225,459,953

End of Period	$55,709,693	$59,445,159	$24,174,159	$31,733,631	$50,614,673	$53,272,250

Accumulated Net Investment Income (Loss), End of Period	$(469,210)	$(152,057)	$557,989	$128,301	$614,296	$(207,369)

See Notes to Financial Statements.

39

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Large Cap Growth Stock Fund		Large Cap Value Equity Fund		Mid-Cap Value Equity Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(321,034)	$(301,215)	$14,930,340	$26,786,932	$17,592,203	$31,721,752
Net Realized Gain	11,586,060	20,411,263	98,342,976	238,119,315	198,492,869	406,615,454
Net Change in Unrealized Appreciation (Depreciation)	591,062	46,686,566	(16,819,730)	136,182,530	(125,679,672)	224,145,643

Change in Net Assets from Operations	11,856,088	66,796,614	96,453,586	401,088,777	90,405,400	662,482,849

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	(21,215,098)	—	(24,446,573)
A Shares	—	—	—	(3,895,087)	—	(3,551,681)
C Shares	—	—	—	(113,863)	—	(260,783)
Net Realized Gains:
I Shares	—	(16,215,038)	—	(184,943,407)	—	(319,283,825)
A Shares	—	(6,369,584)	—	(40,911,570)	—	(64,799,259)
C Shares	—	(4,254,946)	—	(2,145,183)	—	(8,705,589)

Total Dividends and Distributions	—	(26,839,568)	—	(253,224,208)	—	(421,047,710)

Change in Net Assets from Capital Transactions	(29,342,167)	(9,148,088)	17,184,090	304,794,679	89,262,596	899,507,221

Change in Net Assets	(17,486,079)	30,808,958	113,637,676	452,659,248	179,667,996	1,140,942,360

Net Assets:
Beginning of Period	286,831,096	256,022,138	2,199,164,702	1,746,505,454	3,853,426,651	2,712,484,291

End of Period	$269,345,017	$286,831,096	$2,312,802,378	$2,199,164,702	$4,033,094,647	$3,853,426,651

Accumulated Net Investment Income , End of Period	$(321,034)	$—	$22,240,170	$7,309,830	$25,738,947	$8,146,744

See Notes to Financial Statements.

40

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Select Large Cap Growth Stock Fund		Small Cap Growth Stock Fund		Small Cap Value Equity Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(92,143)	$(164,805)	$(793,130)	$(1,778,003)	$6,011,681	$16,494,193
Net Realized Gain	1,545,156	6,965,313	8,936,864	39,190,020	20,015,978	237,771,487
Net Change in Unrealized Appreciation (Depreciation)	(849,027)	(430,926)	(24,163,733)	5,191,009	(149,996,329)	79,725,267

Change in Net Assets from Operations	603,986	6,369,582	(16,019,999)	42,603,026	(123,968,670)	333,990,947

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	—	—	(11,800,535)
A Shares	—	—	—	—	—	(1,217,350)
C Shares	—	—	—	—	—	(175,499)
Net Realized Gains:
I Shares	—	(1,672,007)	—	(26,953,356)	—	(53,921,057)
A Shares	—	(159,488)	—	(1,849,209)	—	(7,240,038)
C Shares	—	(2,529,941)	—	(1,482,428)	—	(1,468,593)

Total Dividends and Distributions	—	(4,361,436)	—	(30,284,993)	—	(75,823,072)

Change in Net Assets from Capital Transactions	(2,057,516)	(16,097,564)	(20,174,249)	6,569,274	(144,644,334)	(122,408,735)

Change in Net Assets	(1,453,530)	(14,089,418)	(36,194,248)	18,887,307	(268,613,004)	135,759,140

Net Assets:
Beginning of Period	20,163,770	34,253,188	188,544,337	169,657,030	1,761,679,853	1,625,920,713

End of Period	$18,710,240	$20,163,770	$152,350,089	$188,544,337	$1,493,066,849	$1,761,679,853

Accumulated Net Investment Income (Loss), End of Period	$(92,143)	$—	$(793,130)	$—	$8,896,000	$2,884,319

See Notes to Financial Statements.

41

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Aggressive Growth Allocation Strategy		Conservative Allocation Strategy
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$7,910	$207,613	$401,233	$912,303
Net Realized Gain (Loss)(a)	1,229,581	2,196,603	(94,196)	1,774,076
Net Change in Unrealized Appreciation (Depreciation)(a)	(800,320)	1,255,840	819,321	1,375,849

Change in Net Assets from Operations	437,171	3,660,056	1,126,358	4,062,228

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(431,164)	—	(682,255)
A Shares	—	(124,675)	—	(359,082)
C Shares	—	(15,532)	—	(282,703)
Net Realized Gains:
I Shares	—	(1,892,756)	—	(1,046,909)
A Shares	—	(583,546)	—	(629,265)
C Shares	—	(86,640)	—	(675,285)

Total Dividends and Distributions	—	(3,134,313)	—	(3,675,499)

Change in Net Assets from Capital Transactions	(5,187,830)	(4,347,245)	1,713,248	1,150,817

Change in Net Assets	(4,750,659)	(3,821,502)	2,839,606	1,537,546

Net Assets:
Beginning of Period	19,569,583	23,391,085	61,274,997	59,737,451

End of Period	$14,818,924	$19,569,583	$64,114,603	$61,274,997

Accumulated Net Investment Income , End of Period	$8,692	$782	$635,087	$233,854

(a)	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

42

STATEMENTS OF CHANGES IN NET ASSETS  (concluded)

RIDGEWORTH FUNDS    For the Periods Indicated

	Growth Allocation Strategy		Moderate Allocation Strategy
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$124,272	$728,818	$581,105	$2,211,520
Net Realized Gain(a)	287,421	4,709,594	1,632,866	8,986,476
Net Change in Unrealized Appreciation(a)	956,536	4,171,170	536,219	6,073,563

Change in Net Assets from Operations	1,368,229	9,609,582	2,750,190	17,271,559

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(1,427,037)	—	(3,318,303)
A Shares	—	(250,763)	—	(498,072)
C Shares	—	(65,359)	—	(281,147)
Net Realized Gains:
I Shares	—	(5,350,916)	—	(9,210,989)
A Shares	—	(994,791)	—	(1,440,691)
C Shares	—	(313,898)	—	(1,051,732)

Total Dividends and Distributions	—	(8,402,764)	—	(15,800,934)

Change in Net Assets from Capital Transactions	(3,566,497)	(2,364,949)	(16,416,637)	(30,892,330)

Change in Net Assets	(2,198,268)	(1,158,131)	(13,666,447)	(29,421,705)

Net Assets:
Beginning of Period	65,641,281	66,799,412	144,218,957	173,640,662

End of Period	$63,443,013	$65,641,281	$130,552,510	$144,218,957

Accumulated Net Investment Income , End of Period	$206,580	$82,308	$1,050,359	$469,254

(a)	Net realized gain from investment transactions and net change in unrealized appreciation on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

43

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse ments)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Aggressive Growth Stock Fund
I Shares
Period Ended September 30, 2014^	$21.20	$(0.12	)(d)	$1.18	$1.06	$—	$—	$—	$—	$—	$22.26	$37,951	5.00%	1.30%	1.34%	(1.15)%	27%
Year Ended March 31, 2014	15.60	(0.22	)(d)	7.01	6.79	—	—	(1.19)	(1.19)	—	21.20	39,495	43.70	1.29	1.37	(1.08)	49
Year Ended March 31, 2013	15.94	(0.14	)(d)	0.42	0.28	—	—	(0.62)	(0.62)	—	15.60	15,840	1.84	1.20	1.21	(0.98)	24
Year Ended March 31, 2012	16.45	(0.15	)(d)	(0.36)	(0.51)	—	—	—	—	—	15.94	88,132	(3.16)	1.22	1.22	(0.98)	30
Year Ended March 31, 2011	12.86	(0.12	)(d)	3.71	3.59	—	—	—	—	—	16.45	134,643	27.99	1.19	1.19	(0.89)	53
Year Ended March 31, 2010	7.73	(0.08	)(d)	5.21	5.13	—	—	—	—	—	12.86	108,754	66.36	1.21	1.21	(0.77)	27
A Shares
Period Ended September 30, 2014^	20.53	(0.13	)(d)	1.15	1.02	—	—	—	—	—	21.55	17,758	4.97	1.42	1.42	(1.27)	27
Year Ended March 31, 2014	15.16	(0.24	)(d)	6.80	6.56	—	—	(1.19)	(1.19)	—	20.53	19,950	43.45	1.40	1.40	(1.18)	49
Year Ended March 31, 2013	15.54	(0.18	)(d)	0.42	0.24	—	—	(0.62)	(0.62)	—	15.16	3,580	1.63	1.49	1.53	(1.24)	24
Year Ended March 31, 2012	16.10	(0.18	)(d)	(0.38)	(0.56)	—	—	—	—	—	15.54	3,803	(3.48)	1.53	1.53	(1.28)	30
Year Ended March 31, 2011	12.62	(0.16	)(d)	3.64	3.48	—	—	—	—	—	16.10	3,519	27.58	1.49	1.49	(1.19)	53
Year Ended March 31, 2010	7.61	(0.13	)(d)	5.14	5.01	—	—	—	—	—	12.62	2,502	65.83	1.52	1.52	(1.12)	27

International Equity Fund
I Shares
Period Ended September 30, 2014^	12.45	0.19	(d)	(0.93)	(0.74)	—	—	—	—	—	11.71	19,617	(5.94)	1.37	1.45	2.99	18
Year Ended March 31, 2014	11.64	0.55	(d)	1.65	2.20	(1.17)	—	(0.22)	(1.39)	—	12.45	26,932	19.52	1.20	1.20	4.55 (e)	43
Year Ended March 31, 2013	10.74	0.22	(d)	0.89	1.11	(0.21)	—	—	(0.21)	—	11.64	272,552	10.38	1.12	1.12	2.02	52
Year Ended March 31, 2012	11.62	0.25	(d)	(0.90)	(0.65)	(0.23)	—	—	(0.23)	—	10.74	261,561	(5.24)	1.29	1.29	2.33	78
Year Ended March 31, 2011	10.71	0.16	(d)	1.02	1.18	(0.27)	—	—	(0.27)	—	11.62	252,253	11.29	1.27	1.27	1.49	80
Year Ended March 31, 2010	6.38	0.11	(d)	4.28	4.39	(0.06)	—	—	(0.06)	—	10.71	273,819	68.80	1.25	1.30	1.17	95
A Shares
Period Ended September 30, 2014^	12.35	0.16	(d)	(0.92)	(0.76)	—	—	—	—	—	11.59	4,558	(6.15)	1.57	1.64	2.68	18
Year Ended March 31, 2014	11.51	0.20	(d)	2.00	2.20	(1.14)	—	(0.22)	(1.36)	—	12.35	4,802	19.72	1.47	1.47	1.66	43
Year Ended March 31, 2013	10.63	0.18	(d)	0.87	1.05	(0.17)	—	—	(0.17)	—	11.51	4,565	9.95	1.45	1.45	1.73	52
Year Ended March 31, 2012	11.49	0.21	(d)	(0.87)	(0.66)	(0.20)	—	—	(0.20)	—	10.63	5,500	(5.48)	1.59	1.59	2.02	78
Year Ended March 31, 2011	10.59	0.13	(d)	1.01	1.14	(0.24)	—	—	(0.24)	—	11.49	7,227	10.98	1.57	1.57	1.24	80
Year Ended March 31, 2010	6.32	0.09	(d)	4.22	4.31	(0.04)	—	—	(0.04)	—	10.59	8,104	68.22	1.55	1.59	0.68	95

International Equity Index Fund
I Shares
Period Ended September 30, 2014^	5.66	0.09	(d)	(0.30)	(0.21)	—	—	—	—	—	5.45	48,175	(3.71)	0.68	1.63	3.19	31
Year Ended March 31, 2014	12.04	0.37	(d)	1.55	1.92	(0.56)	—	(7.74)	(8.30)	—	5.66	50,396	22.52	0.72	1.21	4.20 (e)	26
Year Ended March 31, 2013	11.68	0.32	(d)	0.67	0.99	(0.40)	—	(0.23)	(0.63)	—	12.04	222,839	8.62	0.73	0.76	2.79	24
Year Ended March 31, 2012	13.52	0.38	(d)	(1.77)	(1.39)	(0.45)	—	—	(0.45)	—	11.68	339,763	(9.78)	0.72	0.72	3.15	31
Year Ended March 31, 2011	12.72	0.33	(d)	0.86	1.19	(0.39)	—	—	(0.39)	—	13.52	478,223	9.55	0.66	0.66	2.65	43
Year Ended March 31, 2010	8.75	0.34		4.03	4.37	(0.40)	—	—	(0.40)	—	12.72	839,582	49.93	0.64	0.64	2.46	36

See Notes to Financial Highlights and Notes to Financial Statements.

44

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)		Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse ments)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2014^	$5.53	$0.08	(d)	$(0.29)	$(0.21)	$—	$—	$—	$—	$—	$5.32	$2,440	(3.80	) %	1.02%	1.67%	2.81%	31%
Year Ended March 31, 2014	11.94	0.18	(d)	1.68	1.86	(0.53)	—	(7.74)	(8.27)	—	5.53	2,876	22.11		1.02	1.51	2.36	26
Year Ended March 31, 2013	11.59	0.27	(d)	0.68	0.95	(0.37)	—	(0.23)	(0.60)	—	11.94	2,621	8.33		0.99	1.04	2.42	24
Year Ended March 31, 2012	13.40	0.38	(d)	(1.79)	(1.41)	(0.40)	—	—	(0.40)	—	11.59	2,529	(10.05)		1.02	1.02	3.11	31
Year Ended March 31, 2011	12.61	0.28	(d)	0.86	1.14	(0.35)	—	—	(0.35)	—	13.40	4,459	9.23		0.92	0.92	2.25	43
Year Ended March 31, 2010	8.69	0.25		4.05	4.30	(0.38)	—	—	(0.38)	—	12.61	5,998	49.46		0.94	0.94	1.72	36

Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2014^	9.70	—	(d)	0.43	0.43	—	—	—	—	—	10.13	120,530	4.43		0.92	1.09	(0.08)	4
Year Ended March 31, 2014	8.31	0.01	(d)	2.24	2.25	—	—	(0.86)	(0.86)	—	9.70	188,294	27.35		0.92	1.09	0.07	21
Year Ended March 31, 2013	12.95	0.03	(d)	0.24	0.27	(0.01)	—	(4.90)	(4.91)	—	8.31	167,887	3.64		0.94	0.94	0.23	40
Year Ended March 31, 2012	11.55	(0.02	)(d)	1.42	1.40	—	—	—	—	—	12.95	261,090	12.12		1.07	1.07	(0.17)	19
Year Ended March 31, 2011	9.59	0.01	(d)	1.95	1.96	— (f)	—	—	—	—	11.55	406,017	20.48		1.04	1.06	0.06	30
Year Ended March 31, 2010	6.57	0.01		3.02	3.03	(0.01)	—	—	(0.01)	—	9.59	443,918	46.20		0.99	1.04	0.19	62
A Shares
Period Ended September 30, 2014^	8.35	(0.01	)(d)	0.37	0.36	—	—	—	—	—	8.71	63,880	4.31		1.19	1.19	(0.33)	4
Year Ended March 31, 2014	7.27	(0.02	)(d)	1.96	1.94	—	—	(0.86)	(0.86)	—	8.35	64,288	26.99		1.19	1.20	(0.20)	21
Year Ended March 31, 2013	11.96	—	(d)(f)	0.21	0.21	—	—	(4.90)	(4.90)	—	7.27	56,511	3.43		1.20	1.20	(0.01)	40
Year Ended March 31, 2012	10.70	(0.05	)(d)	1.31	1.26	—	—	—	—	—	11.96	45,854	11.78		1.37	1.37	(0.45)	19
Year Ended March 31, 2011	8.91	(0.02	)(d)	1.81	1.79	—	—	—	—	—	10.70	46,358	20.09		1.34	1.36	(0.24)	30
Year Ended March 31, 2010	6.11	(0.01)		2.81	2.80	—	—	—	—	—	8.91	44,994	45.90		1.29	1.34	(0.11)	62
C Shares
Period Ended September 30, 2014^	6.32	(0.03	)(d)	0.28	0.25	—	—	—	—	—	6.57	33,022	3.96		1.87	1.87	(1.01)	4
Year Ended March 31, 2014	5.71	(0.06	)(d)	1.53	1.47	—	—	(0.86)	(0.86)	—	6.32	34,249	26.09		1.88	1.88	(0.90)	21
Year Ended March 31, 2013	10.52	(0.06	)(d)	0.15	0.09	—	—	(4.90)	(4.90)	—	5.71	31,625	2.69		1.89	1.89	(0.70)	40
Year Ended March 31, 2012	9.48	(0.11	)(d)	1.15	1.04	—	—	—	—	—	10.52	17,363	10.97		2.07	2.07	(1.15)	19
Year Ended March 31, 2011	7.94	(0.08	)(d)	1.62	1.54	—	—	—	—	—	9.48	17,680	19.40		2.04	2.06	(0.94)	30
Year Ended March 31, 2010	5.49	(0.06)		2.51	2.45	—	—	—	—	—	7.94	17,516	44.63		1.99	2.04	(0.81)	62
IS Shares(h)
Period Ended September 30, 2014^	9.97	—	(d)	0.16	0.16	—	—	—	—	—	10.13	51,913	1.60		0.85	0.89	0.25	4

Large Cap Value Equity Fund
I Shares
Period Ended September 30, 2014^	17.02	0.12	(d)	0.62	0.74	—	—	—	—	—	17.76	1,834,493	4.35		0.92	1.06	1.35	34
Year Ended March 31, 2014	15.76	0.24	(d)	3.29	3.53	(0.23)	—	(2.04)	(2.27)	—	17.02	1,799,158	22.94		0.91	1.06	1.42	81
Year Ended March 31, 2013	13.77	0.24	(d)	1.97	2.21	(0.22)	—	—	(0.22)	—	15.76	1,442,154	16.24		0.89	0.89	1.74	78
Year Ended March 31, 2012	13.47	0.22	(d)	0.28	0.50	(0.20)	—	—	(0.20)	—	13.77	1,985,434	3.92		0.82	0.82	1.74	110
Year Ended March 31, 2011	11.71	0.18	(d)	1.75	1.93	(0.17)	—	—	(0.17)	—	13.47	1,348,969	16.69		0.83	0.83	1.48	134
Year Ended March 31, 2010	7.99	0.17		3.72	3.89	(0.17)	—	—	(0.17)	—	11.71	1,288,962	49.03		0.81	0.82	1.67	105

See Notes to Financial Highlights and Notes to Financial Statements.

45

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse ments)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2014^	$16.90	$0.09	(d)	$0.63	$0.72	$—	$—	$—	$—	$—	$17.62	$419,570	4.26%	1.22%	1.36%	1.05%	34%
Year Ended March 31, 2014	15.67	0.19	(d)	3.27	3.46	(0.19)	—	(2.04)	(2.23)	—	16.90	379,768	22.60	1.19	1.37	1.13	81
Year Ended March 31, 2013	13.70	0.21	(d)	1.95	2.16	(0.19)	—	—	(0.19)	—	15.67	287,957	15.93	1.16	1.26	1.48	78
Year Ended March 31, 2012	13.41	0.19	(d)	0.27	0.46	(0.17)	—	—	(0.17)	—	13.70	233,782	3.58	1.12	1.12	1.50	110
Year Ended March 31, 2011	11.66	0.15	(d)	1.74	1.89	(0.14)	—	—	(0.14)	—	13.41	80,048	16.37	1.13	1.13	1.20	134
Year Ended March 31, 2010	7.96	0.14		3.71	3.85	(0.15)	—	—	(0.15)	—	11.66	33,805	48.59	1.11	1.12	1.37	105
C Shares
Period Ended September 30, 2014^	16.59	0.05	(d)	0.61	0.66	—	—	—	—	—	17.25	20,772	3.98	1.71	1.71	0.57	34
Year Ended March 31, 2014	15.42	0.10	(d)	3.22	3.32	(0.11)	—	(2.04)	(2.15)	—	16.59	20,239	21.98	1.71	1.71	0.60	81
Year Ended March 31, 2013	13.50	0.12	(d)	1.92	2.04	(0.12)	—	—	(0.12)	—	15.42	16,394	15.25	1.75	1.75	0.89	78
Year Ended March 31, 2012	13.21	0.08	(d)	0.29	0.37	(0.08)	—	—	(0.08)	—	13.50	17,027	2.86	1.82	1.82	0.68	110
Year Ended March 31, 2011	11.49	0.06	(d)	1.72	1.78	(0.06)	—	—	(0.06)	—	13.21	18,686	15.53	1.83	1.83	0.48	134
Year Ended March 31, 2010	7.87	0.07		3.65	3.72	(0.10)	—	—	(0.10)	—	11.49	19,823	47.43	1.81	1.82	0.67	105
IS Shares(h)
Period Ended September 30, 2014^	17.54	0.06	(d)	0.17	0.23	—	—	—	—	—	17.77	37,967	1.31	0.72	0.72	1.89	34

Mid-Cap Value Equity Fund
I Shares
Period Ended September 30, 2014^	14.09	0.07	(d)	0.27	0.34	—	—	—	—	—	14.43	3,339,981	2.41	1.10	1.10	1.02	42
Year Ended March 31, 2014	13.06	0.14	(d)	2.64	2.78	(0.12)	—	(1.63)	(1.75)	—	14.09	3,159,585	22.03	1.09	1.10	1.02	108
Year Ended March 31, 2013	11.07	0.16	(d)	2.00	2.16	(0.14)	—	(0.03)	(0.17)	—	13.06	2,168,210	19.73	1.08	1.08	1.44	123
Year Ended March 31, 2012	12.70	0.17	(d)	(0.66)	(0.49)	(0.17)	—	(0.97)	(1.14)	—	11.07	1,679,244	(2.33)	1.04	1.04	1.56	182
Year Ended March 31, 2011	11.17	0.10	(d)	2.26	2.36	(0.09)	—	(0.74)	(0.83)	—	12.70	1,710,610	21.89	1.04	1.04	0.91	170
Year Ended March 31, 2010	6.45	0.11		4.73	4.84	(0.12)	—	—	(0.12)	—	11.17	803,168	75.36	1.03	1.04	1.11	195
A Shares
Period Ended September 30, 2014^	13.96	0.06	(d)	0.25	0.31	—	—	—	—	—	14.27	596,011	2.22	1.37	1.41	0.76	42
Year Ended March 31, 2014	12.96	0.10	(d)	2.62	2.72	(0.09)	—	(1.63)	(1.72)	—	13.96	611,880	21.68	1.35	1.40	0.76	108
Year Ended March 31, 2013	10.99	0.13	(d)	1.98	2.11	(0.11)	—	(0.03)	(0.14)	—	12.96	490,381	19.43	1.34	1.38	1.17	123
Year Ended March 31, 2012	12.62	0.15	(d)	(0.67)	(0.52)	(0.14)	—	(0.97)	(1.11)	—	10.99	433,674	(2.63)	1.34	1.34	1.40	182
Year Ended March 31, 2011	11.11	0.08	(d)	2.24	2.32	(0.07)	—	(0.74)	(0.81)	—	12.62	252,165	21.55	1.35	1.35	0.70	170
Year Ended March 31, 2010	6.42	0.09		4.70	4.79	(0.10)	—	—	(0.10)	—	11.11	36,756	74.87	1.32	1.34	0.70	195
C Shares
Period Ended September 30, 2014^	13.72	0.03	(d)	0.25	0.28	—	—	—	—	—	14.00	81,288	2.04	1.75	1.75	0.38	42
Year Ended March 31, 2014	12.77	0.05	(d)	2.58	2.63	(0.05)	—	(1.63)	(1.68)	—	13.72	81,961	21.26	1.76	1.76	0.36	108
Year Ended March 31, 2013	10.85	0.07	(d)	1.95	2.02	(0.07)	—	(0.03)	(0.10)	—	12.77	53,893	18.75	1.86	1.86	0.65	123
Year Ended March 31, 2012	12.48	0.07	(d)	(0.66)	(0.59)	(0.07)	—	(0.97)	(1.04)	—	10.85	42,272	(3.32)	2.04	2.04	0.65	182
Year Ended March 31, 2011	11.02	—	(d)	2.21	2.21	(0.01)	—	(0.74)	(0.75)	—	12.48	24,496	20.71	2.04	2.04	(0.04)	170
Year Ended March 31, 2010	6.38	0.02		4.67	4.69	(0.05)	—	—	(0.05)	—	11.02	5,853	73.71	2.03	2.04	0.13	195

See Notes to Financial Highlights and Notes to Financial Statements.

46

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital		Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse ments)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
IS Shares(h)
Period Ended September 30, 2014^	$14.28	$0.04	(d)	$0.11	$0.15	$—	$—		$—	$—	$—	$14.43	$15,815	1.05%	0.76%	0.76%	1.71%	41%

Select Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2014^	28.58	(0.03	)(d)	0.98	0.95	—	—		—	—	—	29.53	4,398	3.32	1.09	1.28	(0.22)	16
Year Ended March 31, 2014	26.91	(0.02	)(d)	6.43	6.41	—	—		(4.74)	(4.74)	—	28.58	4,952	23.97	1.07	1.07	(0.08)	48
Year Ended March 31, 2013	33.89	0.01	(d)	(0.26)	(0.25)	—	—		(6.73)	(6.73)	—	26.91	19,813	0.37	1.06	1.06	0.04	57
Year Ended March 31, 2012	32.51	(0.04	)(d)	2.24	2.20	—	—		(0.82)	(0.82)	—	33.89	34,499	7.31	1.05	1.05	(0.13)	66
Year Ended March 31, 2011	27.79	0.02	(d)	4.70	4.72	—	—		—	—	—	32.51	80,589	16.98	0.99	0.99	0.07	72
Year Ended March 31, 2010	19.74	0.04		8.03	8.07	(0.02)	—	(f)	—	(0.02)	—	27.79	114,100	40.93	0.96	0.96	0.18	65
A Shares
Period Ended September 30, 2014^	27.63	(0.07	)(d)	0.96	0.89	—	—		—	—	—	28.52	897	3.22	1.36	1.44	(0.49)	16
Year Ended March 31, 2014	26.22	(0.10	)(d)	6.25	6.15	—	—		(4.74)	(4.74)	—	27.63	1,000	23.58	1.34	1.34	(0.36)	48
Year Ended March 31, 2013	33.28	(0.06	)(d)	(0.27)	(0.33)	—	—		(6.73)	(6.73)	—	26.22	765	0.13	1.33	1.33	(0.21)	57
Year Ended March 31, 2012	32.04	(0.13	)(d)	2.19	2.06	—	—		(0.82)	(0.82)	—	33.28	796	6.98	1.36	1.36	(0.43)	66
Year Ended March 31, 2011	27.47	(0.06	)(d)	4.63	4.57	—	—		—	—	—	32.04	698	16.64	1.29	1.29	(0.21)	72
Year Ended March 31, 2010	19.54	(0.03)		7.97	7.94	(0.01)	—	(f)	—	(0.01)	—	27.47	244	40.65	1.25	1.26	(0.10)	65
C Shares
Period Ended September 30, 2014^	23.02	(0.14	)(d)	0.80	0.66	—	—		—	—	—	23.68	13,415	2.87	2.08	2.14	(1.20)	16
Year Ended March 31, 2014	22.64	(0.26	)(d)	5.38	5.12	—	—		(4.74)	(4.74)	—	23.02	14,212	22.72	2.04	2.04	(1.06)	48
Year Ended March 31, 2013	29.90	(0.24	)(d)	(0.29)	(0.53)	—	—		(6.73)	(6.73)	—	22.64	13,675	(0.58)	2.02	2.02	(0.91)	57
Year Ended March 31, 2012	29.08	(0.31	)(d)	1.95	1.64	—	—		(0.82)	(0.82)	—	29.90	16,053	6.24	2.06	2.06	(1.13)	66
Year Ended March 31, 2011	25.10	(0.23	)(d)	4.21	3.98	—	—		—	—	—	29.08	18,332	15.86	1.99	1.99	(0.92)	72
Year Ended March 31, 2010	17.99	(0.19)		7.30	7.11	—	—	(f)	—	—	—	25.10	19,040	39.52	1.96	1.96	(0.81)	65

Small Cap Growth Stock Fund
I Shares
Period Ended September 30, 2014^	16.82	(0.07	)(d)	(1.41)	(1.48)	—	—		—	—	—	15.34	130,945	(8.80)	1.26	1.36	(0.92)	17
Year Ended March 31, 2014	15.66	(0.16	)(d)	4.23	4.07	—	—		(2.91)	(2.91)	—	16.82	170,409	25.98	1.26	1.31	(0.91)	90
Year Ended March 31, 2013	17.21	(0.08	)(d)	2.19	2.11	—	—		(3.66)	(3.66)	—	15.66	152,674	14.20	1.21	1.21	(0.50)	50
Year Ended March 31, 2012	17.17	(0.10	)(d)	0.14 (g)	0.04	—	—		—	—	—	17.21	267,694	0.23	1.23	1.23	(0.62)	71
Year Ended March 31, 2011	13.32	(0.11	)(d)	3.96	3.85	—	—		—	—	—	17.17	408,399	28.90	1.23	1.23	(0.81)	112
Year Ended March 31, 2010	8.52	(0.09)		4.89	4.80	—	—		—	—	—	13.32	358,947	56.34	1.22	1.22	(0.76)	103
A Shares
Period Ended September 30, 2014^	15.30	(0.07	)(d)	(1.28)	(1.35)	—	—		—	—	—	13.95	9,320	(8.82)	1.32	1.32	(0.97)	17
Year Ended March 31, 2014	14.46	(0.15	)(d)	3.90	3.75	—	—		(2.91)	(2.91)	—	15.30	10,880	25.92	1.29	1.29	(0.94)	90
Year Ended March 31, 2013	16.18	(0.11	)(d)	2.05	1.94	—	—		(3.66)	(3.66)	—	14.46	10,226	14.07	1.37	1.37	(0.69)	50
Year Ended March 31, 2012	16.19	(0.14	)(d)	0.13 (g)	(0.01)	—	—		—	—	—	16.18	10,032	(0.06)	1.54	1.54	(0.91)	71
Year Ended March 31, 2011	12.59	(0.15	)(d)	3.75	3.60	—	—		—	—	—	16.19	12,235	28.59	1.53	1.53	(1.11)	112
Year Ended March 31, 2010	8.08	(0.12)		4.63	4.51	—	—		—	—	—	12.59	11,517	55.82	1.52	1.52	(1.06)	103

See Notes to Financial Highlights and Notes to Financial Statements.

47

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)		Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse ments)(b)	Ratio of Net Investment Income to Average Net Assets(b)		Portfolio Turnover Rate(c)
C Shares
Period Ended September 30, 2014^	$11.82	$(0.09	)(d)	$(0.99)		$(1.08)	$—	$—	$—	$—	$—	$10.74	$6,133	(9.14	) %	1.96%	1.96%	(1.61	) %	17%
Year Ended March 31, 2014	11.77	(0.20	)(d)	3.16		2.96	—	—	(2.91)	(2.91)	—	11.82	7,255	25.10		1.94	1.94	(1.59)		90
Year Ended March 31, 2013	13.91	(0.18	)(d)	1.70		1.52	—	—	(3.66)	(3.66)	—	11.77	6,757	13.30		2.05	2.05	(1.39)		50
Year Ended March 31, 2012	14.01	(0.21	)(d)	0.11	(g)	(0.10)	—	—	—	—	—	13.91	8,129	(0.71)		2.24	2.24	(1.61)		71
Year Ended March 31, 2011	10.98	(0.21	)(d)	3.24		3.03	—	—	—	—	—	14.01	9,636	27.60		2.23	2.23	(1.81)		112
Year Ended March 31, 2010	7.10	(0.17)		4.05		3.88	—	—	—	—	—	10.98	8,827	54.65		2.22	2.22	(1.76)		103
IS Shares(h)
Period Ended September 30, 2014^	15.61	—	(d)	(0.27)		(0.27)	—	—	—	—	—	15.34	5,952	(1.73)		0.98	0.98	(0.52)		17

Small Cap Value Equity Fund
I Shares
Period Ended September 30, 2014^	17.95	0.07	(d)	(1.41)		(1.34)	—	—	—	—	—	16.61	1,297,749	(7.47)		1.22	1.22	0.78		1
Year Ended March 31, 2014	15.45	0.17	(d)	3.11		3.28	(0.14)	—	(0.64)	(0.78)	—	17.95	1,528,174	21.34		1.22	1.22	1.01		37
Year Ended March 31, 2013	13.80	0.20	(d)	2.08		2.28	(0.23)	—	(0.40)	(0.63)	—	15.45	1,408,597	17.07		1.20	1.20	1.44		27
Year Ended March 31, 2012	14.54	0.12	(d)	(0.07	)(g)	0.05	(0.12)	—	(0.67)	(0.79)	—	13.80	1,169,093	1.15		1.20	1.20	0.92		46
Year Ended March 31, 2011	11.76	0.10	(d)	2.79		2.89	(0.11)	—	—	(0.11)	—	14.54	1,002,005	24.68		1.21	1.21	0.82		72
Year Ended March 31, 2010	7.57	0.11		4.20		4.31	(0.12)	—	—	(0.12)	—	11.76	612,490	57.15		1.21	1.21	1.29		62
A Shares
Period Ended September 30, 2014^	17.61	0.04	(d)	(1.38)		(1.34)	—	—	—	—	—	16.27	162,177	(7.61)		1.52	1.52	0.48		1
Year Ended March 31, 2014	15.19	0.12	(d)	3.05		3.17	(0.11)	—	(0.64)	(0.75)	—	17.61	195,098	20.96		1.50	1.50	0.73		37
Year Ended March 31, 2013	13.58	0.15	(d)	2.05		2.20	(0.19)	—	(0.40)	(0.59)	—	15.19	181,308	16.77		1.50	1.50	1.14		27
Year Ended March 31, 2012	14.33	0.08	(d)	(0.08	)(g)	—	(0.08)	—	(0.67)	(0.75)	—	13.58	169,100	0.81		1.50	1.50	0.63		46
Year Ended March 31, 2011	11.59	0.06	(d)	2.75		2.81	(0.07)	—	—	(0.07)	—	14.33	103,365	24.38		1.52	1.52	0.48		72
Year Ended March 31, 2010	7.47	0.07		4.15		4.22	(0.10)	—	—	(0.10)	—	11.59	17,826	56.66		1.50	1.50	1.00		62
C Shares
Period Ended September 30, 2014^	16.71	0.01	(d)	(1.31)		(1.30)	—	—	—	—	—	15.41	33,141	(7.78)		1.87	1.87	0.13		1
Year Ended March 31, 2014	14.47	0.06	(d)	2.90		2.96	(0.08)	—	(0.64)	(0.72)	—	16.71	38,408	20.53		1.87	1.87	0.36		37
Year Ended March 31, 2013	12.98	0.08	(d)	1.95		2.03	(0.14)	—	(0.40)	(0.54)	—	14.47	36,015	16.17		1.99	1.99	0.65		27
Year Ended March 31, 2012	13.76	(0.01	)(d)	(0.08	)(g)	(0.09)	(0.02)	—	(0.67)	(0.69)	—	12.98	38,107	0.12		2.20	2.20	(0.08)		46
Year Ended March 31, 2011	11.15	(0.02	)(d)	2.64		2.62	(0.01)	—	—	(0.01)	—	13.76	32,074	23.51		2.21	2.21	(0.18)		72
Year Ended March 31, 2010	7.20	0.02		3.97		3.99	(0.04)	—	—	(0.04)	—	11.15	17,601	55.48		2.21	2.21	0.30		62

Aggressive Growth Allocation Strategy(i)
I Shares
Period Ended September 30, 2014^	8.98	0.01	(d)	0.17		0.18	—	—	—	—	—	9.16	9,450	2.00		0.50	1.00	0.16		15
Year Ended March 31, 2014	8.95	0.09	(d)	1.50		1.59	(0.29)	—	(1.27)	(1.56)	—	8.98	14,143	18.41		0.50	0.94	0.99		12
Year Ended March 31, 2013	8.50	0.06	(d)	0.48		0.54	(0.09)	—	—	(0.09)	—	8.95	18,577	6.45		0.40	0.81	0.77		35
Year Ended March 31, 2012	8.57	0.08	(d)	(0.02)		0.06	(0.13)	—	—	(0.13)	—	8.50	18,993	0.89		0.20	0.45	0.98		55
Year Ended March 31, 2011	7.43	0.05	(d)	1.18		1.23	(0.09)	—	—	(0.09)	—	8.57	22,524	16.73		0.20	0.52	0.71		19
Year Ended March 31, 2010	5.06	0.10		2.36		2.46	(0.09)	—	—	(0.09)	—	7.43	22,335	48.74		—	0.33	1.41		23

See Notes to Financial Highlights and Notes to Financial Statements.

48

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)		Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse ments)(b)	Ratio of Net Investment Income to Average Net Assets(b)		Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2014^	$8.89	$—	(d)(f)	$0.17	$0.17	$—	$—	$—	$—	$—	$9.06	$4,626	1.91%		0.70%	1.00%	(0.03	) %	15%
Year Ended March 31, 2014	8.88	0.09	(d)	1.46	1.55	(0.27)	—	(1.27)	(1.54)	—	8.89	4,752	18.11		0.70	0.95	0.95		12
Year Ended March 31, 2013	8.43	0.04	(d)	0.49	0.53	(0.08)	—	—	(0.08)	—	8.88	4,110	6.30		0.63	0.90	0.51		35
Year Ended March 31, 2012	8.52	0.05	(d)	(0.03)	0.02	(0.11)	—	—	(0.11)	—	8.43	4,982	0.42		0.50	0.75	0.61		55
Year Ended March 31, 2011	7.38	0.04	(d)	1.17	1.21	(0.07)	—	—	(0.07)	—	8.52	4,655	16.48		0.50	0.84	0.51		19
Year Ended March 31, 2010	5.04	0.07		2.34	2.41	(0.07)	—	—	(0.07)	—	7.38	2,438	48.02		—	0.63	1.03		23
C Shares
Period Ended September 30, 2014^	8.66	(0.03	)(d)	0.17	0.14	—	—	—	—	—	8.80	743	1.62		1.30	1.61	(0.62)		15
Year Ended March 31, 2014	8.69	0.03	(d)	1.44	1.47	(0.23)	—	(1.27)	(1.50)	—	8.66	675	17.50		1.30	1.56	0.31		12
Year Ended March 31, 2013	8.28	(0.01	)(d)	0.46	0.45	(0.04)	—	—	(0.04)	—	8.69	704	5.47		1.27	1.56	(0.10)		35
Year Ended March 31, 2012	8.39	(0.01	)(d)	(0.02)	(0.03)	(0.08)	—	—	(0.08)	—	8.28	811	(0.21)		1.20	1.45	(0.12)		55
Year Ended March 31, 2011	7.30	(0.02	)(d)	1.16	1.14	(0.05)	—	—	(0.05)	—	8.39	1,059	15.70		1.20	1.52	(0.33)		19
Year Ended March 31, 2010	5.00	0.03		2.32	2.35	(0.05)	—	—	(0.05)	—	7.30	1,554	47.14		—	1.33	0.37		23

Conservative Allocation Strategy(i)
I Shares
Period Ended September 30, 2014^	12.60	0.11	(d)	0.14	0.25	—	—	—	—	—	12.85	31,520	2.07		0.30	0.43	1.63		6
Year Ended March 31, 2014	12.54	0.24	(d)	0.68	0.92	(0.34)	—	(0.52)	(0.86)	—	12.60	28,894	7.48	(j)	0.30	0.38	1.88		24
Year Ended March 31, 2013	12.27	0.21	(d)	0.46	0.67	(0.27)	—	(0.13)	(0.40)	—	12.54	27,387	5.55		0.27	0.39	1.72		40
Year Ended March 31, 2012	12.07	0.27	(d)	0.38	0.65	(0.34)	—	(0.11)	(0.45)	—	12.27	21,585	5.61		0.20	0.40	2.24		28
Year Ended March 31, 2011	11.51	0.28	(d)	0.75	1.03	(0.46)	—	(0.01)	(0.47)	—	12.07	12,897	9.15		0.20	0.66	2.41		28
Year Ended March 31, 2010	9.81	0.27		1.72	1.99	(0.28)	—	(0.01)	(0.29)	—	11.51	6,310	20.51		0.20	0.53	2.61		29
A Shares
Period Ended September 30, 2014^	12.59	0.09	(d)	0.15	0.24	—	—	—	—	—	12.83	15,231	1.91		0.60	0.67	1.33		6
Year Ended March 31, 2014	12.53	0.20	(d)	0.67	0.87	(0.29)	—	(0.52)	(0.81)	—	12.59	15,271	7.14		0.60	0.66	1.57		24
Year Ended March 31, 2013	12.26	0.17	(d)	0.47	0.64	(0.24)	—	(0.13)	(0.37)	—	12.53	16,940	5.29		0.56	0.68	1.37		40
Year Ended March 31, 2012	12.06	0.22	(d)	0.39	0.61	(0.30)	—	(0.11)	(0.41)	—	12.26	24,322	5.32		0.50	0.70	1.83		28
Year Ended March 31, 2011	11.51	0.28	(d)	0.71	0.99	(0.43)	—	(0.01)	(0.44)	—	12.06	8,371	8.73		0.50	0.96	2.35		28
Year Ended March 31, 2010	9.81	0.23		1.74	1.97	(0.26)	—	(0.01)	(0.27)	—	11.51	3,137	20.25		0.50	0.89	2.27		29
C Shares
Period Ended September 30, 2014^	12.46	0.04	(d)	0.15	0.19	—	—	—	—	—	12.65	17,364	1.61		1.30	1.33	0.63		6
Year Ended March 31, 2014	12.42	0.11	(d)	0.67	0.78	(0.22)	—	(0.52)	(0.74)	—	12.46	17,110	6.38	(j)	1.30	1.32	0.89		24
Year Ended March 31, 2013	12.18	0.09	(d)	0.47	0.56	(0.19)	—	(0.13)	(0.32)	—	12.42	15,410	4.58		1.27	1.35	0.73		40
Year Ended March 31, 2012	11.99	0.15	(d)	0.38	0.53	(0.23)	—	(0.11)	(0.34)	—	12.18	12,447	4.56		1.20	1.40	1.27		28
Year Ended March 31, 2011	11.44	0.17	(d)	0.74	0.91	(0.35)	—	(0.01)	(0.36)	—	11.99	7,305	8.07		1.20	1.65	1.47		28
Year Ended March 31, 2010	9.77	0.16		1.71	1.87	(0.19)	—	(0.01)	(0.20)	—	11.44	4,294	19.29		1.20	1.52	1.61		29

See Notes to Financial Highlights and Notes to Financial Statements.

49

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse ments)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Growth Allocation Strategy(i)
I Shares
Period Ended September 30, 2014^	$11.38	$0.03	(d)	$0.21	$0.24	$—	$—	$—	$—	$—	$11.62	$51,585	2.11%	0.50%	0.67%	0.44%	4%
Year Ended March 31, 2014	11.28	0.14	(d)	1.61	1.75	(0.35)	—	(1.30)	(1.65)	—	11.38	53,043	15.96	0.50	0.67	1.16	14
Year Ended March 31, 2013	10.64	0.11	(d)	0.68	0.79	(0.15)	—	—	(0.15)	—	11.28	55,222	7.52	0.40	0.55	1.04	20
Year Ended March 31, 2012	10.56	0.15	(d)	0.15	0.30	(0.22)	—	—	(0.22)	—	10.64	57,078	3.06	0.20	0.26	1.53	49
Year Ended March 31, 2011	9.52	0.14	(d)	1.13	1.27	(0.23)	—	—	(0.23)	—	10.56	55,332	13.58	0.20	0.31	1.44	25
Year Ended March 31, 2010	7.02	0.15		2.50	2.65	(0.15)	—	—	(0.15)	—	9.52	54,407	37.92	0.19	0.24	1.70	21
A Shares
Period Ended September 30, 2014^	11.33	0.01	(d)	0.22	0.23	—	—	—	—	—	11.56	8,833	1.94	0.69	0.69	0.25	4
Year Ended March 31, 2014	11.23	0.12	(d)	1.61	1.73	(0.33)	—	(1.30)	(1.63)	—	11.33	9,609	15.84	0.67	0.67	1.06	14
Year Ended March 31, 2013	10.61	0.09	(d)	0.66	0.75	(0.13)	—	—	(0.13)	—	11.23	8,975	7.16	0.61	0.64	0.84	20
Year Ended March 31, 2012	10.53	0.12	(d)	0.15	0.27	(0.19)	—	—	(0.19)	—	10.61	11,092	2.76	0.50	0.56	1.22	49
Year Ended March 31, 2011	9.48	0.13	(d)	1.12	1.25	(0.20)	—	—	(0.20)	—	10.53	10,934	13.35	0.50	0.61	1.35	25
Year Ended March 31, 2010	7.00	0.13		2.48	2.61	(0.13)	—	—	(0.13)	—	9.48	3,638	37.46	0.49	0.54	1.39	21
C Shares
Period Ended September 30, 2014^	11.13	(0.02	)(d)	0.21	0.19	—	—	—	—	—	11.32	3,025	1.71	1.29	1.29	(0.35)	4
Year Ended March 31, 2014	11.08	0.06	(d)	1.56	1.62	(0.27)	—	(1.30)	(1.57)	—	11.13	2,989	15.05	1.28	1.28	0.49	14
Year Ended March 31, 2013	10.48	0.02	(d)	0.66	0.68	(0.08)	—	—	(0.08)	—	11.08	2,602	6.55	1.25	1.28	0.22	20
Year Ended March 31, 2012	10.41	0.05	(d)	0.15	0.20	(0.13)	—	—	(0.13)	—	10.48	2,793	2.03	1.20	1.26	0.50	49
Year Ended March 31, 2011	9.38	0.04	(d)	1.12	1.16	(0.13)	—	—	(0.13)	—	10.41	3,063	12.50	1.20	1.31	0.43	25
Year Ended March 31, 2010	6.94	0.07		2.46	2.53	(0.09)	—	—	(0.09)	—	9.38	3,234	36.53	1.19	1.24	0.69	21

Moderate Allocation Strategy(i)
I Shares
Period Ended September 30, 2014^	11.18	0.05	(d)	0.18	0.23	—	—	—	—	—	11.41	98,715	1.97	0.50	0.57	0.95	4
Year Ended March 31, 2014	11.11	0.16	(d)	1.09	1.25	(0.31)	—	(0.87)	(1.18)	—	11.18	109,457	11.56	0.50	0.54	1.44	18
Year Ended March 31, 2013	10.77	0.15	(d)	0.54	0.69	(0.18)	—	(0.17)	(0.35)	—	11.11	139,912	6.60	0.40	0.43	1.37	29
Year Ended March 31, 2012	10.60	0.20	(d)	0.27	0.47	(0.28)	—	(0.02)	(0.30)	—	10.77	133,382	4.63	0.20	0.22	1.96	38
Year Ended March 31, 2011	9.84	0.20	(d)	0.90	1.10	(0.34)	—	—	(0.34)	—	10.60	122,804	11.45	0.20	0.23	2.00	33
Year Ended March 31, 2010	7.76	0.20		2.09	2.29	(0.21)	—	—	(0.21)	—	9.84	125,016	29.66	0.19	0.21	2.22	21
A Shares
Period Ended September 30, 2014^	11.15	0.05	(d)	0.17	0.22	—	—	—	—	—	11.37	18,217	1.97	0.64	0.64	0.80	4
Year Ended March 31, 2014	11.08	0.15	(d)	1.09	1.24	(0.30)	—	(0.87)	(1.17)	—	11.15	20,171	11.48	0.62	0.62	1.32	18
Year Ended March 31, 2013	10.75	0.13	(d)	0.54	0.67	(0.17)	—	(0.17)	(0.34)	—	11.08	19,622	6.36	0.58	0.59	1.19	29
Year Ended March 31, 2012	10.58	0.18	(d)	0.26	0.44	(0.25)	—	(0.02)	(0.27)	—	10.75	20,366	4.33	0.50	0.52	1.70	38
Year Ended March 31, 2011	9.82	0.18	(d)	0.89	1.07	(0.31)	—	—	(0.31)	—	10.58	14,416	11.11	0.50	0.53	1.79	33
Year Ended March 31, 2010	7.75	0.17		2.08	2.25	(0.18)	—	—	(0.18)	—	9.82	8,615	29.23	0.49	0.51	1.91	21

See Notes to Financial Highlights and Notes to Financial Statements.

50

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse ments)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
C Shares
Period Ended September 30, 2014^	$11.06	$0.01	(d)	$0.18	$0.19	$—	$—	$—	$—	$—	$11.25	$13,620	1.72%	1.23%	1.23%	0.22%	4%
Year Ended March 31, 2014	11.00	0.08	(d)	1.08	1.16	(0.23)	—	(0.87)	(1.10)	—	11.06	14,591	10.81	1.21	1.21	0.73	18
Year Ended March 31, 2013	10.69	0.06	(d)	0.54	0.60	(0.12)	—	(0.17)	(0.29)	—	11.00	14,106	5.69	1.20	1.21	0.56	29
Year Ended March 31, 2012	10.52	0.10	(d)	0.27	0.37	(0.18)	—	(0.02)	(0.20)	—	10.69	15,028	3.60	1.20	1.22	0.95	38
Year Ended March 31, 2011	9.77	0.09	(d)	0.90	0.99	(0.24)	—	—	(0.24)	—	10.52	15,252	10.29	1.20	1.23	0.95	33
Year Ended March 31, 2010	7.72	0.11		2.07	2.18	(0.13)	—	—	(0.13)	—	9.77	15,431	28.31	1.19	1.21	1.21	21

^	Unaudited.

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Per share data calculated using average shares outstanding method.

(e)	The amount shown for the net investment income ratio does not represent the actual prorata amount allocated to the share class due to large redemptions during the year.

(f)	Rounds to less than $0.005 per share.

(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statements of Operations for the year ended March 31, 2012, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(h)	IS Shares commenced operations on August 1, 2014.

(i)	The Fund and its shareholders indirectly bear a pro rata share of the acquired fund fees and expenses incurred by the underlying investment companies in which the Fund is invested. The expense ratios do not include such acquired fund fees and expenses.

(j)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.

See Notes to Financial Highlights and Notes to Financial Statements.

51

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (each, a “Fund” and collectively, the “Funds”), which are each a diversified series of the Trust.

The Aggressive Growth Stock Fund, International Equity Fund and International Equity Index Fund offer I Shares and A Shares. Select Large Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy offer I Shares, A Shares and C Shares. The Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Growth Stock Fund offer I Shares, A Shares, C Shares and IS Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Service Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Conservative Allocation Strategy) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Conservative Allocation Strategy A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.75%, if redeemed within two years of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I shares or IS Shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”).

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•

Level 2 — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources

52

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

supported by observable inputs are classified as Level 2 prices. These generally include less liquid equities and certain equity securities listed or traded on foreign security exchanges which include a fair valuation adjustment factor applied to their equity prices as of the end of the period.

•	Level 3 — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in other funds including affiliated Funds (See Note 7), which are valued at their respective daily net asset values. Recognition of net investment income by the Allocation Strategies is affected by the timing of the declaration of dividends by the other funds in which the Allocation Strategies invest. Also, in addition to the Allocation Strategies’ direct expenses, shareholders bear a proportionate share of the underlying funds’ expenses. Each underlying fund’s accounting policies and investment holdings are outlined in the underlying funds’ financial statements and are available upon request.

53

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2014:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Aggressive Growth Stock Fund
Assets
Common Stocks[1]	$55,496,882	$—	$—		$55,496,882
Money Market Fund	327,079	—	—		327,079

Total Investments	55,823,961	—	—		55,823,961

International Equity Fund
Assets
Common Stocks
Austria	267,721	—	—		267,721
Belgium	732,577	—	—		732,577
China	1,007,119	—	—		1,007,119
Denmark	735,096	—	—		735,096
France	4,821,668	—	—		4,821,668
Germany	2,820,979	—	—		2,820,979
Italy	114,021	—	—		114,021
Japan	5,935,232	—	—		5,935,232
Netherlands	933,608	—	—		933,608
Norway	437,786	—	—		437,786
Singapore	308,019	—	—		308,019
South Korea	264,086	—	—		264,086
Switzerland	1,951,287	—	—		1,951,287
United Kingdom	3,548,436	—	—		3,548,436

Total Common Stocks	23,877,635	—	—		23,877,635

Preferred Stock
Germany	378,330	—	—		378,330

Total Preferred Stock	378,330	—	—		378,330

Total Investments	24,255,965	—	—		24,255,965

International Equity Index Fund
Assets
Common Stocks
Australia	2,908,268	0	—		2,908,268
Austria	693,109	—	—		693,109
Belgium	1,053,398	—	—		1,053,398
Cayman Islands	27,332	—	—		27,332
Denmark	697,263	—	—		697,263
Finland	524,357	—	—		524,357
France	5,120,622	—	—		5,120,622
Germany	6,345,412	—	—		6,345,412
Guernsey	12,986	—	—		12,986
Hong Kong	551,856	—	—		551,856
Ireland	457,892	—	0	[2]	457,892
Israel	652,762	—	—		652,762
Italy	3,777,423	—	—		3,777,423
Japan	10,784,213	—	—		10,784,213
Jersey	113,414	—	—		113,414
Luxembourg	289,845	—	—		289,845
Macau	4,161	—	—		4,161
Mauritius	9,059	—	—		9,059
Netherlands	1,746,036	—	—		1,746,036
New Zealand	348,807	—	—		348,807

54

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Norway	$980,142	$—	$—		$980,142
Portugal	384,713	—	—		384,713
Singapore	582,290	—	—		582,290
Spain	2,688,355	—	—		2,688,355
Sweden	1,081,865	—	—		1,081,865
Switzerland	1,472,342	—	—		1,472,342
United Kingdom	4,822,702	—	—		4,822,702

Total Common Stocks	48,130,624	0	0	[2]	48,130,624

Preferred Stocks
Germany	426,819	—	—		426,819

Total Preferred Stocks	426,819	—	—		426,819

Rights
Austria	—	—	0	[2]	0
Italy	0	—	—		0
Spain	3,553	—	—		3,553

Total Rights	3,553	—	0	[2]	3,553

Exchange Traded Funds
United States	1,782,168	—	—		1,782,168

Total Exchange Traded Funds	1,782,168	—	—		1,782,168

Trusts
Australia	6,125	—	—		6,125
Singapore	12,649	—	—		12,649

Total Trusts	18,774	—	—		18,774

Short-Term Investment	—	735,370	—		735,370

Money Market Fund	429,231	—	—		429,231

Total Investments	50,791,169	735,370	0	[2]	51,526,539

Large Cap Growth Stock Fund
Assets
Common Stocks[1]	265,537,537	—	—		265,537,537
Short-Term Investment	—	2,638,000	—		2,638,000

Total Investments	265,537,537	2,638,000	—		268,175,537

Large Cap Value Equity Fund
Assets
Common Stocks[1]	2,243,640,274	—	—		2,243,640,274
Money Market Fund	48,225,741	—	—		48,225,741

Total Investments	2,291,866,015	—	—		2,291,866,015

Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	3,997,639,103	—	—		3,997,639,103
Short-Term Investment	—	98,449,250	—		98,449,250
Money Market Fund	27,547,744	—	—		27,547,744

Total Investments	4,025,186,847	98,449,250	—		4,123,636,097

Select Large Cap Growth Stock Fund
Assets
Common Stocks[1]	18,435,057	—	—		18,435,057
Money Market Fund	281,154	—	—		281,154

Total Investments	18,716,211	—	—		18,716,211

55

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Cap Growth Stock Fund
Assets
Common Stocks[1]	$151,944,382	$—	$—	$151,944,382
Short-Term Investment	—	16,863,900	—	16,863,900
Money Market Fund	852,384	—	—	852,384

Total Investments	152,796,766	16,863,900	—	169,660,666

Small Cap Value Equity Fund
Assets
Common Stocks[1]	1,483,959,912	—	—	1,483,959,912
Money Market Fund	7,981,597	—	—	7,981,597

Total Investments	1,491,941,509	—	—	1,491,941,509

Aggressive Growth Allocation Strategy[3]
Assets
Equity Funds	10,398,524	—	—	10,398,524
Fixed Income Funds	1,637,074	—	—	1,637,074
Exchange Traded Funds	2,620,274	—	—	2,620,274

Total Investments	14,655,872	—	—	14,655,872

Conservative Allocation Strategy[3]
Assets
Equity Funds	18,152,781	—	—	18,152,781
Fixed Income Funds	33,672,720	—	—	33,672,720
Exchange Traded Funds	11,750,136	—	—	11,750,136
Money Market Fund	545,857	—	—	545,857

Total Investments	64,121,494	—	—	64,121,494

Growth Allocation Strategy[3]
Assets
Equity Funds	39,358,486	—	—	39,358,486
Fixed Income Funds	12,241,787	—	—	12,241,787
Exchange Traded Funds	11,303,216	—	—	11,303,216
Money Market Fund	588,878	—	—	588,878

Total Investments	63,492,367	—	—	63,492,367

Moderate Allocation Strategy[3]
Assets
Equity Funds	59,302,972	—	—	59,302,972
Fixed Income Funds	46,929,236	—	—	46,929,236
Exchange Traded Funds	23,512,610	—	—	23,512,610
Money Market Fund	1,096,923	—	—	1,096,923

Total Investments	130,841,741	—	—	130,841,741

[1]	Please see the Schedule of Portfolio Investments for Sector or Country Classification.
[2]	As of September 30, 2014 the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the year ended September 30, 2014. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation/depreciation of Level 3 securities held at year end have not been presented.
[3]	For more information regarding the investments of the underlying RidgeWorth Funds, please call 1-888-784-3863 or visit www.ridgeworthfunds.com.

56

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of September 30, 2014, securities valued at $14,717,380 and $32,976,890 were transferred from Level 2 to Level 1 pursuant to the Pricing and Valuation Procedures for International Equity Fund and International Equity Index Fund, respectively. The transfers were a result of certain foreign equity securities including a fair valuation adjustment factor applied to their equity prices as of September 30, 2014.

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount over the life of the securities, is recorded on the accrual basis. Domestic and foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the Funds’ ability to realize interest accrued up to the date of default or credit event.

(c) Distributions to Shareholders — Distributions from net investment income of each of the Funds are declared quarterly to shareholders of record, and are paid quarterly, except for the International Equity Fund and the International Equity Index Fund for which distributions are declared and paid annually. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Expenses and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses, and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of relative daily net assets of each share class. Fees relating to a specific share class are charged directly to the share class.

(e) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Funds did not hold any forward foreign currency contracts during the period ended September 30, 2014.

(f) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. The Funds did not hold any derivative instruments during the period ended September 30, 2014.

(g) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on

57

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actually received.

(h) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

In accordance with the exemptive order obtained from the SEC, the Funds pool their money in a joint trading account, as described below. The cash collateral received is aggregated in a joint account by the Funds, providing RidgeWorth Investments a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. The Funds are joint participants with other affiliated Funds of the Trust that are not presented in this report. As of September 30, 2014, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending as of September 30, 2014 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	30,695,145	$30,695,145
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	279,514,682	279,514,682

Total Investments (Cost $310,209,827)		310,209,827
Amount due to Lending Agent		(21,305)

Net Investment Value		$310,188,522

The following Funds paid securities lending fees to the lending agent during the period ended September 30, 2014, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fund	Fee
International Equity Fund	$3,007
International Equity Index Fund	2,624
Large Cap Growth Stock Fund	6,990
Large Cap Value Equity Fund	333
Mid-Cap Value Equity Fund	25,216
Select Large Cap Growth Stock Fund	1
Small Cap Growth Stock Fund	17,827

(i) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made in the following year. The Funds record as dividend income the amount re-characterized as ordinary

58

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

income and as realized gain the amount re-characterized as long-term capital gain in the Statements of Operations, and the amount re-characterized as a return of capital as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedules of Portfolio Investments. These re-characterizations are reflected in the accompanying financial statements.

(j) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of September 30, 2014, the Funds’ did not have any restricted securities.

(k) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risk that may be associated with the Funds.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(l) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2014, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

(n) Line of Credit —The Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with State Street Bank and Trust (“State Street Bank”) for an aggregate amount of $250,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee to State Street Bank in the amount of 0.11% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings. Commitment fees and Interest expense paid to State Street Bank pursuant to this agreement are reflected on the Statements of Operations as a component of Other Fees. As of September 30, 2014, the Funds had outstanding borrowings in International Equity Fund and Large Cap Growth Stock Fund under the LOC.

59

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.

Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Aggressive Growth Stock Fund	$993	$772,178	1.42%	33
International Equity Fund	173	233,820	1.42	19
International Equity Index Fund	791	471,839	1.42	43
Large Cap Growth Stock Fund	1,194	1,923,686	1.42	16
Small Cap Growth Stock Fund	48	206,581	1.42	6
Small Cap Value Equity Fund	998	1,163,927	1.42	22
Aggressive Growth Allocation Strategy	59	1,512,952	1.42	1
Growth Allocation Strategy	25	630,494	1.42	1
Moderate Allocation Strategy	6	154,863	1.42	1

3.	Investment Adviser and Other Service Providers

Investment Adviser — RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money–management holding company with multiple style-focused investment boutiques (“Subadvisers”). The Subadvisers for each of the Funds, other than the Allocation Strategies, which are not subadvised, are as follows: Ceredex Value Advisors LLC serves as the Subadviser for the Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund; Certium Asset Management LLC serves as the Subadviser for the International Equity Fund and International Equity Index Fund; Silvant Capital Management LLC serves as the Subadviser for the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. Zevenbergen Capital Investments LLC serves as the Subadviser for the Aggressive Growth Stock Fund; and Zevenbergen Capital Investments LLC is a minority-owned subsidiary of the Investment Adviser. Each of the other Subadvisers is a wholly-owned subsidiary of the Investment Adviser. The Investment Adviser pays the Subadvisers out of the investment advisory fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2014 were as follows:

Fund	Maximum Annual Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived/Expense Reimbursed	Net Annual Fees Paid*
Aggressive Growth Stock Fund	0.85%	0.85%	(0.03)%	0.82%
International Equity Fund	0.90	0.90	(0.07)	0.83
International Equity Index Fund	0.45	0.45	(0.93)	—
Large Cap Growth Stock Fund	0.70	0.70	(0.10)	0.60
Large Cap Value Equity Fund	0.70	0.65	(0.14)	0.51
Mid-Cap Value Equity Fund	0.75	0.69	(0.01)	0.68
Select Large Cap Growth Stock Fund	0.70	0.70	(0.09)	0.61
Small Cap Growth Stock Fund	0.85	0.85	(0.09)	0.76
Small Cap Value Equity Fund	0.85	0.80	—	0.80
Aggressive Growth Allocation Strategy	0.10	0.10	(0.44)	—
Conservative Allocation Strategy	0.10	0.10	(0.09)	0.01
Growth Allocation Strategy	0.10	0.10	(0.14)	—
Moderate Allocation Strategy	0.10	0.10	(0.06)	0.04

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0%.

60

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2015, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s total annual fund operating expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

	Contractual Expense Limitations August 1, 2014 to September 30, 2014
Fund	I Shares	A Shares	C Shares		IS Shares
Aggressive Growth Stock Fund*	1.30%	1.50%	N/A	%	N/A	%
International Equity Fund*	1.37	1.57	N/A		N/A
International Equity Index Fund*	0.68	1.02	N/A		N/A
Large Cap Growth Stock Fund*	0.97	1.25	1.95		0.85
Large Cap Value Equity Fund*	0.97	1.27	1.97		0.85
Mid-Cap Value Equity Fund*	1.15	1.40	2.00		0.95
Select Large Cap Growth Stock Fund*	1.10	1.35	2.05		N/A
Small Cap Growth Stock Fund*	1.30	1.55	2.20		1.05
Small Cap Value Equity Fund*	1.30	1.55	2.15		N/A
Aggressive Growth Allocation Strategy	0.50	0.70	1.30		N/A
Conservative Allocation Strategy	0.30	0.60	1.30		N/A
Growth Allocation Strategy	0.50	0.70	1.30		N/A
Moderate Allocation Strategy	0.50	0.70	1.30		N/A

*	For the period April 1, 2014 to July 31, 2014 the Contractual Expense Limitations were as follows:

Fund	I Shares	A Shares	C Shares		IS Shares
Aggressive Growth Stock Fund	1.29%	1.50%	N/A	%	N/A	%
International Equity Fund	1.37	1.57	N/A		N/A
International Equity Index Fund	0.68	1.02	N/A		N/A
Large Cap Growth Stock Fund	0.90	1.20	1.90		N/A
Large Cap Value Equity Fund	0.90	1.20	1.90		N/A
Mid-Cap Value Equity Fund	1.10	1.35	1.95		N/A
Select Large Cap Growth Stock Fund	1.09	1.37	2.09		N/A
Small Cap Growth Stock Fund	1.24	1.52	2.24		N/A
Small Cap Value Equity Fund	1.31	1.55	2.15		N/A

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Contractual Expense Limitations identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the contractual expense limitation in place at that time. Under certain circumstances, the Advisor may choose to voluntarily waive fees. In the event that the Advisor voluntarily waives any fees, these waived fees are not subject to recoupment by the Advisor. During the period ended September 30, 2014, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of September 30, 2014, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2015	2016	2017	2018
Aggressive Growth Stock Fund	$—	$7,685	$21,142	$6,864
International Equity Fund	—	—	388	10,731
International Equity Index Fund	—	83,256	391,395	242,225
Large Cap Growth Stock Fund	—	373	323,087	145,217
Large Cap Value Equity Fund	—	275,540	3,069,235	1,587,483

61

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Expires
Fund	2015	2016	2017	2018
Mid-Cap Value Equity Fund	$—	$174,546	$437,950	$120,160
Select Large Cap Growth Stock Fund	—	71	298	9,358
Small Cap Growth Stock Fund	—	24	78,271	74,303
Small Cap Value Equity Fund	—	2,051	—	–
Aggressive Growth Allocation Strategy	63,460	87,752	84,819	42,439
Conservative Allocation Strategy	75,713	65,489	37,397	26,761
Growth Allocation Strategy	42,458	86,203	90,194	46,049
Moderate Allocation Strategy	34,791	36,646	48,002	37,844

Amounts designated as “—” are $0.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ NAVs. State Street Bank, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the administrator for the Trust pursuant to an administration agreement. State Street Bank, as the Funds’ administrator, is paid on the basis of net assets of the Funds which are allocated among the series of the Trust, on the basis of relative net assets.

Boston Financial Data Services, Inc. (“BFDS”) serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement. BFDS is paid on the basis of net assets, per account fees and certain transaction costs.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of custody expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement.

In addition, with respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. For the period ended September 30, 2014, the Distributor did not retain any of the front end sales charges assessed on the sale of Class A Shares. For the period ended September 30, 2014, the Distributor did not retain any commissions from contingent deferred sales charges assessed on the redemption of Class C Shares. These fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2014, were as follows:

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee
Aggressive Growth Stock Fund	0.30%	N/A	%
International Equity Fund	0.30	N/A
International Equity Index Fund	0.30	N/A
Large Cap Growth Stock Fund	0.30	1.00
Large Cap Value Equity Fund	0.30	1.00
Mid-Cap Value Equity Fund	0.30	1.00
Select Large Cap Growth Stock Fund	0.30	1.00
Small Cap Growth Stock Fund	0.30	1.00
Small Cap Value Equity Fund	0.30	1.00
Aggressive Growth Allocation Strategy	0.30	1.00
Conservative Allocation Strategy	0.30	1.00
Growth Allocation Strategy	0.30	1.00
Moderate Allocation Strategy	0.30	1.00

62

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Shareholder Servicing Fees — The Funds have adopted a shareholder services fee for the I Shares and A Shares. Each of these Funds (or class thereof, as the case may be) may pay a services fee to financial institutions that provide certain services to the Funds. The services under each of these Plans may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. The Funds may pay a fee under the Plan up to an annual rate of 0.40% (except for Conservative Allocation Strategy which may pay 0.20%) of average daily net assets of a Fund’s I Shares or A Shares.

Other Fees —The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period ended September 30, 2014, the Investment Adviser was paid $809,064 for these services. Foreside Compliance Services, LLC (“FCS”) an affiliate of the Distributor, provides an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust. Fees paid to FCS pursuant to these agreements are reflected on the Statements of Operations as a component of “Other Fees” as applicable.

Neither FCS nor any of their officers or employees who serve as an officer of the Trust, have any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FCS and the administrator. Such officers receive no fees from the Trust for serving as officers of the Trust.

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for membership at committee meetings. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations.

4.	Capital Stock Transactions

Transactions in capital shares and dollars for the year ended March 31, 2014 and the period ended September 30, 2014 were as follows:

	Shares Issued	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Aggressive Growth Stock Fund
I Shares
9/30/2014	617,153	—	(775,349)	(158,196)	$13,678,538	$—	$(16,254,410)	$(2,575,872)
3/31/2014	1,974,875	89,126	(1,216,056)	847,945	42,048,557	1,850,258	(25,164,387)	18,734,428

A Shares
9/30/2014	253,446	—	(400,976)	(147,530)	5,362,013	—	(8,230,191)	(2,868,178)
3/31/2014	834,895	22,771	(122,112)	735,554	17,394,636	457,695	(2,446,166)	15,406,165

International Equity Fund

I Shares
9/30/2014	128,088	—	(614,627)	(486,539)	1,589,652	—	(7,539,952)	(5,950,300)
3/31/2014	453,732	268,683	(21,984,115)	(21,261,700)	5,594,420	3,230,144	(273,816,068)	(264,991,504)

A Shares
9/30/2014	28,994	—	(24,782)	4,212	359,365	—	(302,980)	56,385
3/31/2014	22,485	38,365	(68,627)	(7,777)	272,452	452,044	(841,713)	(117,217)

International Equity Index Fund

I Shares
9/30/2014	2,525,787	—	(2,590,902)	(65,115)	14,359,138	—	(14,830,520)	(471,382)
3/31/2014	3,265,129	12,550,022	(25,427,129)	(9,611,978)	25,304,397	96,330,446	(214,776,390)	(93,141,547)

A Shares
9/30/2014	30,026	—	(91,159)	(61,133)	168,158	—	(503,065)	(334,907)
3/31/2014	52,808	332,353	(84,736)	300,425	406,063	2,079,023	(622,831)	1,862,255

63

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Shares Issued	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Large Cap Growth Stock Fund

I Shares
9/30/2014	546,205	—	(8,053,616)	(7,507,411)	$5,428,189	$—	$(79,997,180)	$(74,568,991)
3/31/2014	2,462,320	1,490,087	(4,756,373)	(803,966)	22,297,839	14,066,418	(43,898,754)	(7,534,497)

A Shares
9/30/2014	118,082	—	(479,810)	(361,728)	1,006,536	—	(4,138,280)	(3,131,744)
3/31/2014	695,600	730,585	(1,506,025)	(79,840)	5,328,647	5,939,657	(12,032,098)	(763,794)

C Shares
9/30/2014	34,504	—	(425,039)	(390,535)	223,274	—	(2,745,836)	(2,522,562)
3/31/2014	65,669	673,905	(864,185)	(124,611)	408,449	4,157,992	(5,416,238)	(849,797)

IS Shares*
9/30/2014	5,292,561	—	(170,031)	5,122,530	52,616,130	—	(1,735,000)	50,881,130

Large Cap Value Equity Fund

I Shares
9/30/2014	12,593,849	—	(15,064,782)	(2,470,933)	222,375,523	—	(265,471,174)	(43,095,651)
3/31/2014	30,733,352	11,529,412	(28,062,279)	14,200,485	518,848,982	189,197,656	(472,625,865)	235,420,773

A Shares
9/30/2014	3,946,984	—	(2,603,772)	1,343,212	69,065,158	—	(45,803,115)	23,262,043
3/31/2014	7,013,928	2,598,639	(5,518,406)	4,094,161	118,096,061	42,409,786	(93,697,040)	66,808,807

C Shares
9/30/2014	98,226	—	(114,219)	(15,993)	1,685,288	—	(1,937,130)	(251,842)
3/31/2014	216,646	128,261	(188,024)	156,883	3,600,719	2,057,309	(3,092,929)	2,565,099

IS Shares*
9/30/2014	2,220,413	—	(84,020)	2,136,393	38,774,040	—	(1,504,500)	37,269,540

Mid-Cap Value Equity Fund

I Shares
9/30/2014	33,473,163	—	(26,184,621)	7,288,542	487,290,962	—	(380,836,715)	106,454,247
3/31/2014	76,742,793	23,200,907	(41,694,723)	58,248,977	1,062,753,867	309,964,122	(575,839,287)	796,878,702

A Shares
9/30/2014	5,384,148	—	(7,458,941)	(2,074,793)	77,595,480	—	(108,054,332)	(30,458,852)
3/31/2014	13,538,638	5,036,845	(12,586,982)	5,988,501	185,519,260	66,687,833	(172,965,290)	79,241,803

C Shares
9/30/2014	492,861	—	(660,971)	(168,110)	6,967,955	—	(9,302,862)	(2,334,907)
3/31/2014	2,024,697	529,136	(798,000)	1,755,833	27,249,201	6,894,640	(10,757,125)	23,386,716

IS Shares*
9/30/2014	1,153,195	—	(56,892)	1,096,303	16,437,858	—	(835,750)	15,602,108

Select Large Cap Growth Stock Fund

I Shares
9/30/2014	35	—	(24,398)	(24,363)	1,000	—	(724,475)	(723,475)
3/31/2014	17,999	57,439	(638,390)	(562,952)	486,690	1,627,817	(18,580,282)	(16,465,775)

A Shares
9/30/2014	176	—	(4,894)	(4,718)	5,000	—	(140,021)	(135,021)
3/31/2014	4,751	5,061	(2,829)	6,983	133,300	138,812	(79,377)	192,735

C Shares
9/30/2014	769	—	(51,506)	(50,737)	17,966	—	(1,216,986)	(1,199,020)
3/31/2014	2,274	109,812	(98,872)	13,214	54,462	2,514,677	(2,393,663)	175,476

64

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Shares Issued	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Small Cap Growth Stock Fund

I Shares
9/30/2014	1,171,751	—	(2,767,576)	(1,595,825)	$18,583,510	$—	$(43,686,730)	$(25,103,220)
3/31/2014	3,442,017	1,573,451	(4,632,872)	382,596	60,665,826	26,465,451	(80,961,909)	6,169,368

A Shares
9/30/2014	10,040	—	(53,067)	(43,027)	144,855	—	(762,719)	(617,864)
3/31/2014	75,435	118,832	(190,425)	3,842	1,203,569	1,818,135	(3,013,077)	8,627

C Shares
9/30/2014	3,443	—	(46,395)	(42,952)	38,880	—	(516,234)	(477,354)
3/31/2014	8,760	123,583	(92,768)	39,575	109,967	1,463,224	(1,181,912)	391,279

IS Shares*
9/30/2014	406,165	—	(18,241)	387,924	6,312,689	—	(288,500)	6,024,189

Small Cap Value Equity Fund

I Shares
9/30/2014	6,062,549	—	(13,057,969)	(6,995,420)	107,265,416	—	(229,999,602)	(122,734,186)
3/31/2014	16,438,452	3,653,713	(26,098,646)	(6,006,481)	274,590,119	64,013,049	(443,735,991)	(105,132,823)

A Shares
9/30/2014	490,205	—	(1,600,444)	(1,110,239)	8,501,438	—	(27,967,059)	(19,465,621)
3/31/2014	1,664,349	471,572	(2,993,393)	(857,472)	26,876,420	8,111,045	(49,405,055)	(14,417,590)

C Shares
9/30/2014	30,477	—	(178,363)	(147,886)	502,133	—	(2,946,660)	(2,444,527)
3/31/2014	104,590	93,730	(388,356)	(190,036)	1,639,182	1,531,552	(6,029,056)	(2,858,322)

Aggressive Growth Allocation Strategy

I Shares
9/30/2014	114,848	—	(658,918)	(544,070)	1,054,878	—	(6,081,638)	(5,026,760)
3/31/2014	236,721	259,224	(996,358)	(500,413)	2,175,408	2,250,063	(9,341,843)	(4,916,372)

A Shares
9/30/2014	23,299	—	(47,496)	(24,197)	210,025	—	(427,294)	(217,269)
3/31/2014	29,169	81,687	(39,363)	71,493	267,352	702,509	(368,235)	601,626

C Shares
9/30/2014	6,606	—	(172)	6,434	57,714	—	(1,515)	56,199
3/31/2014	3,519	12,178	(18,692)	(2,995)	31,648	102,172	(166,319)	(32,499)

Conservative Allocation Strategy

I Shares
9/30/2014	367,444	—	(209,293)	158,151	4,722,092	—	(2,680,108)	2,041,984
3/31/2014	768,494	106,405	(764,858)	110,041	9,667,820	1,303,459	(9,694,615)	1,276,664

A Shares
9/30/2014	109,437	—	(135,213)	(25,776)	1,401,355	—	(1,721,293)	(319,938)
3/31/2014	109,511	78,559	(326,814)	(138,744)	1,383,058	962,342	(4,115,209)	(1,769,809)

C Shares
9/30/2014	133,930	—	(134,744)	(814)	1,693,248	—	(1,702,046)	(8,798)
3/31/2014	381,780	68,359	(317,613)	132,526	4,775,567	830,558	(3,962,163)	1,643,962

65

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Shares Issued	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Growth Allocation Strategy

I Shares
9/30/2014	377,024	—	(598,011)	(220,987)	$4,386,593	$—	$(6,989,345)	$(2,602,752)
3/31/2014	811,180	613,236	(1,659,884)	(235,468)	9,429,511	6,757,860	(19,430,345)	(3,242,974)

A Shares
9/30/2014	9,854	—	(93,659)	(83,805)	112,388	—	(1,063,804)	(951,416)
3/31/2014	53,600	113,019	(117,314)	49,305	611,939	1,240,946	(1,347,615)	505,270

C Shares
9/30/2014	10,428	—	(11,719)	(1,291)	119,159	—	(131,488)	(12,329)
3/31/2014	37,232	32,103	(35,737)	33,598	433,209	346,712	(407,166)	372,755

Moderate Allocation Strategy

I Shares
9/30/2014	619,276	—	(1,757,387)	(1,138,111)	7,071,753	—	(19,933,828)	(12,862,075)
3/31/2014	1,842,063	1,133,107	(5,779,106)	(2,803,936)	20,854,281	12,294,213	(64,736,798)	(31,588,304)

A Shares
9/30/2014	33,823	—	(240,707)	(206,884)	385,299	—	(2,730,530)	(2,345,231)
3/31/2014	128,195	177,337	(266,651)	38,881	1,447,503	1,918,786	(3,008,128)	358,161

C Shares
9/30/2014	19,885	—	(127,866)	(107,981)	223,240	—	(1,432,571)	(1,209,331)
3/31/2014	118,735	117,312	(198,858)	37,189	1,323,537	1,262,275	(2,247,999)	337,813

*	IS Shares commenced operations on August 1, 2014.

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2014 were as follows:

Fund	Purchases	Sales and Maturities
Aggressive Growth Stock Fund	$14,415,410	$19,548,837
International Equity Fund	5,096,601	9,915,185
International Equity Index Fund	15,829,284	16,536,647
Large Cap Growth Stock Fund	11,099,958	43,130,850
Large Cap Value Equity Fund	756,638,651	749,352,139
Mid-Cap Value Equity Fund	1,847,776,413	1,655,446,700
Select Large Cap Growth Stock Fund	3,152,625	5,527,608
Small Cap Growth Stock Fund	28,835,579	54,424,476
Small Cap Value Equity Fund	22,407,470	170,441,309
Aggressive Growth Allocation Strategy	2,717,660	7,739,753
Conservative Allocation Strategy	5,445,658	3,461,368
Growth Allocation Strategy	2,521,785	6,110,790
Moderate Allocation Strategy	5,658,475	21,261,988

6.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities) such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

66

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds as of September 30, 2014 were as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Aggressive Growth Stock Fund	$39,361,346	$17,594,032	$(1,131,417)	$16,462,615
International Equity Fund	19,420,414	5,284,616	(449,065)	4,835,551
International Equity Index Fund	32,296,429	21,696,014	(2,465,904)	19,230,110
Large Cap Growth Stock Fund	151,176,187	119,407,224	(2,407,874)	116,999,350
Large Cap Value Equity Fund	1,809,477,218	496,047,732	(13,658,935)	482,388,797
Mid-Cap Value Equity Fund	3,711,848,412	512,997,095	(101,209,410)	411,787,685
Select Large Cap Growth Stock Fund	12,435,081	6,390,398	(109,268)	6,281,130
Small Cap Growth Stock Fund	147,522,258	33,984,109	(11,845,701)	22,138,408
Small Cap Value Equity Fund	1,234,395,092	329,561,391	(72,014,974)	257,546,417
Aggressive Growth Allocation Strategy	11,446,799	3,235,289	(26,216)	3,209,073
Conservative Allocation Strategy	59,750,510	4,686,676	(315,692)	4,370,984
Growth Allocation Strategy	50,661,084	12,847,958	(16,675)	12,831,283
Moderate Allocation Strategy	109,663,154	21,201,879	(23,292)	21,178,587

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2014 was as follows:

	Distributions paid from
Fund	Net Investment Income**	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid*
Aggressive Growth Stock Fund	$—	$2,513,163	$—	$2,513,163
International Equity Fund	3,660,540	499,636	—	4,160,176
International Equity Index Fund	9,231,079	96,921,692	—	106,152,771
Large Cap Growth Stock Fund	432,260	26,407,308	—	26,839,568
Large Cap Value Equity Fund	101,306,533	151,917,675	—	253,224,208
Mid-Cap Value Equity Fund	345,522,789	75,524,921	—	421,047,710
Select Large Cap Growth Stock Fund	169,071	4,192,365	—	4,361,436
Small Cap Growth Stock Fund	6,201,414	24,083,579	—	30,284,993
Small Cap Value Equity Fund	21,774,230	54,048,842	—	75,823,072
Aggressive Growth Allocation Strategy	601,491	2,532,822	—	3,134,313
Conservative Allocation Strategy	1,324,040	2,351,459	—	3,675,499
Growth Allocation Strategy	1,757,919	6,644,845	—	8,402,764
Moderate Allocation Strategy	4,097,522	11,703,412	—	15,800,934

*	Total distributions paid are recognized on a when declared basis for the year ended March 31, 2014.

**	Net Investment income includes taxable market discount income and net short-term capital gains, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

As of March 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation*	Loss Carryforwards and Deferrals	Total
Aggressive Growth Stock Fund	$—	$601,545	$15,854,506	$(3,320,970)	$13,135,081
International Equity Fund	123,886	883,573	8,979,323	(3,298,188)	6,688,594
International Equity Index Fund	591,626	2,573,234	20,737,738	—	23,902,598
Large Cap Growth Stock Fund	2,744,037	7,816,391	115,506,899	(4,919,621)	121,147,706
Large Cap Value Equity Fund	36,433,819	56,914,873	492,592,126	—	585,940,818
Mid-Cap Value Equity Fund	90,190,140	91,656,426	529,475,049	—	711,321,615

67

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation*	Loss Carryforwards and Deferrals	Total
Select Large Cap Growth Stock Fund	$660,725	$3,625,853	$7,057,140	$—	$11,343,718
Small Cap Growth Stock Fund	2,543,172	10,136,196	45,835,890	—	58,515,258
Small Cap Value Equity Fund	12,666,581	198,216,053	406,698,283	—	617,580,917
Aggressive Growth Allocation Strategy	64,840	1,310,842	3,437,209	—	4,812,891
Conservative Allocation Strategy	211,933	1,403,597	3,066,802	—	4,682,332
Growth Allocation Strategy	100,375	2,801,332	10,470,820	—	13,372,527
Moderate Allocation Strategy	375,178	6,465,792	18,243,278	—	25,084,248

*	The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, return of capital adjustments, forward contracts marked to market and partnership basis adjustments.

The Funds utilize the provisions of the federal income tax laws that provide for the carry forward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2014, the post-enactment accumulated short-term and long-term capital loss carry forwards were as follows:

Fund	Short Term	Long Term	Total
Aggressive Growth Stock Fund*	$1,381,083	$—	$1,381,083
International Equity Fund**	—	—	—

*	Of the $2,132,646 of remaining capital loss carryforwards acquired on April 27, 2012, in the merger with the RidgeWorth Emerging Growth Stock Fund and subject to limitations as a result of this acquisition, $751,563 of capital loss carryforward was utilized. The remaining $1,381,083 has no expiration date.

**	Of the $2,478,067 of capital loss carryforwards subject to limitations due to an ownership change on May 22, 2013, the entire amount was utilized.

As of March 31, 2014, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

	Expires
Fund	2017	2018	Total
Aggressive Growth Stock Fund*	$1,787,246	$—	$1,787,246
International Equity Fund**	—	3,298,188	3,298,188
Large Cap Growth Stock Fund***	4,919,621	—	4,919,621

*	Of the $1,857,837 of remaining capital loss carryforwards acquired on April 27, 2012, in the merger with the RidgeWorth Emerging Growth Stock Fund and subject to limitations as a result of this acquisition, $70,591 was written off as capital loss carryforward lost unused. The remaining $1,787,246 will expire in 2017.

**	Of the $288,754,083 of capital loss carryforwards subject to limitations due to an ownership change on May 22, 2013, $238,884,792 was written off as capital loss carryforward lost unused, $46,571,103 was utilized, and the remaining $3,298,188, will expire in 2018.

***	Of the $6,559,495 of remaining capital loss carryforwards acquired on March 1, 2013, in the merger with the RidgeWorth Large Cap Core Growth Stock Fund and subject to limitations as a result of this acquisition, $1,639,874 was utilized, and the remaining $4,919,621, will expire in 2017.

During the fiscal year ended March 31, 2014, the following Funds utilized capital loss carry forwards as follows:

Fund	Amount
Aggressive Growth Stock Fund	$751,563
International Equity Fund	49,049,170
Large Cap Growth Stock Fund	1,639,874

68

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses, between November 1 and March 31, and late year ordinary losses (i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as occurring on the first day of the following tax year. For the fiscal year ended March 31, 2014, any amount of losses elected as late year ordinary losses within the tax return will not be recognized for federal income tax purposes until April 1, 2014.

7.	Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers as of September 30, 2014 were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Corporate Bond Fund—I Shares	485	4	369	120	$1,070	$32	$—	$(147)
RidgeWorth High Income Fund—I Shares	18,815	1,353	20,168	—	—	2,349	—	154
RidgeWorth High Income Fund —IS Shares*	—	18,817	5,108	13,709	97,195	1,229	—	598
RidgeWorth Intermediate Bond Fund—I Shares	151	1	102	50	493	7	—	(47)
RidgeWorth International Equity Fund—I Shares	101,668	—	36,539	65,129	762,665	—	—	37,263
RidgeWorth International Equity Index Fund—I Shares	5,009	—	2,647	2,362	12,873	—	—	(5,297)
RidgeWorth Large Cap Growth Stock Fund—I Shares	561,107	3,160	564,267	—	—	—	—	(32,372)
RidgeWorth Large Cap Growth Stock Fund—IS Shares*	—	537,017	119,171	417,846	4,232,782	—	—	(18,465)
RidgeWorth Large Cap Value Equity Fund—I Shares	235,151	792	235,943	—	—	—	—	56,634
RidgeWorth Large Cap Value Equity Fund—IS Shares*	—	227,070	53,630	173,440	3,082,024	—	—	403,027
RidgeWorth Mid-Cap Value Equity Fund—I Shares	121,106	2,647	123,753	—	—	—	—	29,572
RidgeWorth Mid-Cap Value Equity Fund—IS Shares*	—	115,326	26,058	89,268	1,288,144	—	—	135,423
RidgeWorth Seix Floating Rate High Income Fund—I Shares	15,129	2,648	5,786	11,991	106,963	2,876	—	(308)
RidgeWorth Seix High Yield Fund—I Shares	14,725	1,619	6,075	10,269	100,024	3,768	—	(64)
RidgeWorth Select Large Cap Growth Stock Fund—I Shares	2,832	—	1,788	1,044	30,834	—	—	15,468
RidgeWorth Small Cap Growth Stock Fund—I Shares	43,703	860	44,563	—	—	—	—	(900)

69

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Small Cap Growth Stock Fund—IS Shares*	—	41,661	8,764	32,897	$504,636	$—	$—	$33,235
RidgeWorth Small Cap Value Equity Fund—I Shares	38,938	886	10,651	29,173	484,566	—	—	82,627
RidgeWorth Total Return Bond Fund—I Shares	147,878	7,887	155,765	—	—	13,266	—	(4,200)
RidgeWorth Total Return Bond Fund—IS Shares*	—	160,659	42,283	118,376	1,247,685	5,992	—	(18,084)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund—I Shares	8,213	4,626	4,590	8,249	83,644	351	—	(226)

Total					$12,035,598	$29,870	$—	$713,891

Conservative Allocation Strategy
RidgeWorth Corporate Bond Fund—I Shares	10,004	71	8,068	2,007	$17,865	$634	$—	$(2,600)
RidgeWorth High Income Fund—I Shares	303,026	6,488	309,514	—	—	36,378	—	5,073
RidgeWorth High Income Fund—IS Shares*	—	286,970	2,140	284,830	2,019,446	20,534	—	(215)
RidgeWorth Intermediate Bond Fund—I Shares	1,337	8	508	837	8,191	78	—	(225)
RidgeWorth International Equity Fund—I Shares	116,873	1,942	5,644	113,171	1,325,232	—	—	2,712
RidgeWorth International Equity Index Fund—I Shares	8,364	—	4,448	3,916	21,343	—	—	(9,940)
RidgeWorth Large Cap Growth Stock Fund—I Shares	714,697	11,565	726,262	—	—	—	—	(40,270)
RidgeWorth Large Cap Growth Stock Fund—IS Shares*	—	731,392	3,668	727,724	7,371,840	—	—	(7,914)
RidgeWorth Large Cap Value Equity Fund—I Shares	299,976	5,198	305,174	—	—	—	—	2,198
RidgeWorth Large Cap Value Equity Fund—IS Shares*	—	306,367	1,566	304,801	5,416,315	—	—	(169)
RidgeWorth Mid-Cap Value Equity Fund—I Shares	153,775	2,880	156,655	—	—	—	—	1,169
RidgeWorth Mid Cap Value Equity Fund—IS Shares*	—	156,535	1,629	154,906	2,235,297	—	—	(148)
RidgeWorth Seix Floating Rate High Income Fund—I Shares	237,199	17,601	5,303	249,497	2,225,514	45,292	—	(855)
RidgeWorth Seix High Yield Fund—I Shares	233,435	17,842	36,973	214,304	2,087,324	60,300	—	5,267
RidgeWorth Select Large Cap Growth Stock Fund—I Shares	3,818	—	107	3,711	109,596	—	—	659
RidgeWorth Small Cap Growth Stock Fund—I Shares	54,754	1,107	55,861	—	—	—	—	(1,464)
RidgeWorth Small Cap Growth Stock Fund—IS Shares*	—	55,882	625	55,257	847,649	—	—	(510)

70

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Small Cap Value Equity Fund—I Shares	49,273	2,357	1,930	49,700	$825,509	$—	$—	$2,113
RidgeWorth Total Return Bond Fund—I Shares	2,436,650	20,118	2,456,768	—	—	212,556	—	(45,240)
RidgeWorth Total Return Bond Fund—IS Shares*	—	2,443,740	17,932	2,425,808	25,568,017	100,182	—	(6,176)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund—I Shares	129,608	58,708	16,091	172,225	1,746,363	5,503	—	90

Total					$51,825,501	$481,457	$—	$(96,445)

Growth Allocation Strategy
RidgeWorth Corporate Bond Fund—I Shares	1,253	12	560	705	$6,277	$107	$—	$(202)
RidgeWorth High Income Fund—I Shares	118,209	3,188	121,397	—	—	14,267	—	1,495
RidgeWorth High Income Fund—IS Shares*	—	107,473	3,948	103,525	733,990	7,720	—	(557)
RidgeWorth Intermediate Bond Fund—I Shares	163	1	—	164	1,608	11	—	—
RidgeWorth International Equity Fund—I Shares	284,177	86	38,190	246,073	2,881,509	—	—	15,153
RidgeWorth International Equity Index Fund—I Shares	7,110	1,757	165	8,702	47,427	—	—	(517)
RidgeWorth Large Cap Growth Stock Fund—I Shares	1,633,141	20,673	1,653,814	—	—	—	—	(93,825)
RidgeWorth Large Cap Growth Stock Fund—IS Shares*	—	1,590,543	8,310	1,582,233	16,028,017	—	—	(8,660)
RidgeWorth Large Cap Value Equity Fund—I Shares	692,219	10,176	702,395	—	—	—	—	29,409
RidgeWorth Large Cap Value Equity Fund—IS Shares*	—	675,751	15,999	659,752	11,723,790	—	—	14,992
RidgeWorth Mid-Cap Value Equity Fund—I Shares	358,553	4,108	362,661	—	—	—	—	16,356
RidgeWorth Mid-Cap Value Equity Fund—IS Shares*	—	348,168	11,296	336,872	4,861,065	—	—	36,867
RidgeWorth Seix Floating Rate High Income Fund—I Shares	98,806	4,657	12,763	90,700	809,040	17,760	—	(1,403)
RidgeWorth Seix High Yield Fund—I Shares	87,054	6,078	15,189	77,943	759,169	22,652	—	10,428
RidgeWorth Select Large Cap Growth Stock Fund—I Shares	16,475	35	10,286	6,224	183,799	—	—	99,715
RidgeWorth Small Cap Growth Stock Fund—I Shares	127,507	1,919	129,426	—	—	—	—	(5,018)
RidgeWorth Small Cap Growth Stock Fund—IS Shares*	—	124,095	4,124	119,971	1,840,357	—	—	(4,333)
RidgeWorth Small Cap Value Equity Fund—I Shares	114,855	2,252	9,189	107,918	1,792,522	—	—	49,042

71

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Total Return Bond Fund—I Shares	939,499	8,285	947,784	—	$—	$81,536	$—	$(19,133)
RidgeWorth Total Return Bond Fund—IS Shares*	—	911,582	29,570	882,012	9,296,406	37,482	—	(8,835)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund—I Shares	51,162	17,315	5,824	62,653	635,297	2,143	—	(26)

Total					$51,600,273	$183,678	$—	$130,948

Moderate Allocation Strategy
RidgeWorth Corporate Bond Fund—I Shares	3,590	579	3,124	1,045	$9,300	$176	$—	$(865)
RidgeWorth High Income Fund—I Shares	522,306	7,787	530,093	—	—	56,751	—	48,669
RidgeWorth High Income Fund—IS Shares*	—	410,051	13,024	397,027	2,814,922	29,421	—	287
RidgeWorth Intermediate Bond Fund—I Shares	1,353	9	—	1,362	13,334	90	—	—
RidgeWorth International Equity Fund—I Shares	453,632	128	84,006	369,754	4,329,824	—	—	46,290
RidgeWorth International Equity Index Fund—I Shares	13,499	—	152	13,347	72,740	—	—	(270)
RidgeWorth Large Cap Growth Stock Fund—I Shares	2,674,912	25,067	2,699,979	—	—	—	—	(378,874)
RidgeWorth Large Cap Growth Stock Fund—IS Shares*	—	2,433,308	38,881	2,394,427	24,255,546	—	—	(29,803)
RidgeWorth Large Cap Value Equity Fund—I Shares	1,113,327	12,258	1,125,585	—	—	—	—	534,288
RidgeWorth Large Cap Value Equity Fund—IS Shares*	—	1,011,054	12,825	998,229	17,738,530	—	—	65,189
RidgeWorth Mid-Cap Value Equity Fund—I Shares	574,336	5,817	580,153	—	—	—	—	227,511
RidgeWorth Mid-Cap Value Equity Fund—IS Shares*	—	523,908	17,910	505,998	7,301,548	—	—	85,533
RidgeWorth Seix Floating Rate High Income Fund—I Shares	390,746	10,277	53,280	347,743	3,101,869	68,191	—	(10,777)
RidgeWorth Seix High Yield Fund—I Shares	401,805	12,988	115,831	298,962	2,911,891	91,261	—	170,283
RidgeWorth Select Large Cap Growth Stock Fund—I Shares	7,493	—	940	6,553	193,508	—	—	8,626
RidgeWorth Small Cap Growth Stock Fund—I Shares	201,617	1,998	203,615	—	—	—	—	24,013
RidgeWorth Small Cap Growth Stock Fund—IS Shares*	—	184,334	4,728	179,606	2,755,163	—	—	6,838
RidgeWorth Small Cap Value Equity Fund—I Shares	179,927	2,056	22,073	159,910	2,656,113	—	—	157,406
RidgeWorth Total Return Bond Fund—I Shares	3,636,736	41,909	3,678,645	—	—	309,908	—	(109,779)

72

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Total Return Bond Fund—IS Shares*	—	3,477,412	95,926	3,381,486	$35,640,859	$142,194	$—	$(26,801)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund—I Shares	214,411	67,006	41,076	240,341	2,437,061	8,177	—	386

Total					$106,232,208	$706,169	$—	$818,150

*	IS Shares commenced operations on August 1, 2014.

9.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Management has determined, except as set forth below, that there are no material events that would require disclosure in the Funds’ financial statements through this date.

At a meeting held on November 18, 2014, the Board approved the liquidation and closing of the RidgeWorth International Equity Index Fund (the “Fund”). The Fund expects to complete the liquidation and closing on or around January 23, 2015.

At a meeting held on November 18, 2014, the Board approved the reorganization of the RidgeWorth Select Large Cap Growth Stock Fund (the “Target Fund”) into the RidgeWorth Large Cap Growth Stock Fund (the “Acquiring Fund”), a separate series of the Trust. The reorganization is expected to be effective at the close of business on or around January 23, 2015. Each shareholder of the A, C and I Shares of the Target Fund will receive A, C and I Shares of the Acquiring Fund, respectively, in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization.

73

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments®, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. The Funds’ Statement of Additional Information includes more information about the Trustees and is available without charge, upon request, by calling 1-888-784-3863 and on the Funds’ website at www.ridgeworth.com.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Tim E. Bentsen (August 1953)	Independent Trustee	Indefinite; since 2012	Lecturer- J.M. Tull School of Accounting, Terry College of Business at University of Georgia (2013-Present); Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Office Managing Partner (2003-2009), KPMG LLP.	32	Synovus Financial Corp.
Jeffrey M. Biggar (February 1950)	Independent Trustee	Indefinite; since 2007	Director of Special Gifts for Hawken School (since May 2013); Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (2011-2013); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (2000-2006).	32	Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013)
George C. Guynn (December 1942)	Independent Trustee	Indefinite; since 2008	Retired. President and CEO, Federal Reserve Bank of Atlanta (1996-2006).	32	Genuine Parts Company; Oxford Industries; Acuity Brands, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013), Director of SUSA Registered Fund, LLC since 2014
Sidney E. Harris (July 1949)	Independent Trustee	Indefinite; since 2004	Adjunct Professor (since May 2014), Professor (1997 – April 2014), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	32	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013).
Warren Y. Jobe (November 1940)	Independent Trustee	Indefinite; since 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	32	WellPoint (thru May 2014); UNS Energy (thru 2013)
Connie D. McDaniel (April 1958)	Independent Trustee	Indefinite; since 2005	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009-2013); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	32	Total System Services, Inc.
Ashi S. Parikh* (February 1966)	Interested Trustee	Indefinite; since 2013	Chief Executive Officer and Chief Investment Officer, RidgeWorth Investments (2010-present); President and Chief Investment Officer (2008-2010).	32	None

*	Mr. Parikh is an “interested person” of the Trust, as defined in the 1940 Act, because he is an employee of the Adviser.

74

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Julia R. Short (November 1972)	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
Joseph M. O’Donnell (November 1954)	Executive Vice President and Chief Compliance Officer	One year; since 2011	Managing Director, RidgeWorth Investments (since 2011); Executive Vice President and Chief Compliance Officer, ING Funds (2004–2011); Senior Vice President and Chief Compliance Officer, ING Investments, LLC (2006–2008 and October 2009–2011); and Senior Vice President and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006–2008 and 2009–2011).
Denise R. Lewis (October 1963)	Treasurer and Chief Financial Officer	One year; since 2012	Director of Fund Administration, RidgeWorth Investments (since 2012); Vice President of Fund Analysis and Reporting, ING Investments Management, LLC (2006–2012).
Benjamin H. Lowe (March 1978)	Assistant Treasurer	One year; since 2012	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005–2011).
James Bacik State Street Bank and Trust Co. 1 Iron Street Boston, MA 02110 (May 1975)	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 2001).*
Patrick J. Keniston Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 (January 1964)	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; October 2013	Director, Foreside Compliance Services, LLC (October 2008 – present).
Danio Mastropieri State Street Bank and Trust Company 4 Copley Place, 5th Fl. Boston, MA 02116 (June 1972)	Secretary and Chief Legal Officer	One year; since 2013	Vice President and Counsel, State Street Bank and Trust Company (since 2013); Vice President, Citi Fund Services, Inc. (2007–2013). #
Timothy J. Burdick State Street Bank and Trust Company 4 Copley Place, 5th Fl. Boston, MA 02116 (October 1986)	Assistant Secretary	One year; since May 2014	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (since 2011); Student, Northeastern University School of Law (2008–2011).*

*	During the period indicated the officer has held various positions at State Street Bank and Trust Company and has provided his current title.

#	During the period indicated the officer held various positions at Citi Fund Services, Inc. and has provided his final title.

75

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Shareholder Meeting Results

A special meeting of shareholders (the “Meeting”) of each series of RidgeWorth Funds (the “Trust”) was held on April 16, 2014. The details of the voting with respect to each Proposal are shown below. Each Proposal received the required number of affirmative votes for approval.

The Meeting was held to consider and act on the following proposals:

Proposal 3: To approve the implementation of a manager of managers arrangement that will permit RidgeWorth Investments (the “Adviser”), subject to prior approval by the Board of Trustees, to enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable Fund’s shareholders.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Moderate Allocation Strategy	5,548,868.148	343,123.224	230,802.695
Proposal 4: To approve a new investment advisory agreement between the Adviser and the Trust, on behalf of each Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Large Cap Growth Stock Fund	14,041,316.766	231,661.906	417,340.154
Moderate Allocation Strategy	5,741,707.317	224,312.005	156,775.245

Proposal 8: To approve a new subadvisory agreement between the Adviser and Silvant Capital Management LLC, on behalf of the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund, and Small Cap Growth Stock Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Large Cap Growth Stock Fund	13,978,404.942	269,199.316	442,714.568

A special meeting of shareholders (the “Meeting”) of each series of RidgeWorth Funds (the “Trust”) was held on April 23, 2014. The details of the voting with respect to each Proposal are shown below. Each Proposal received the required number of affirmative votes for approval.

The Meeting was held to consider and act on the following proposals:

Proposal 3: To approve the implementation of a manager of managers arrangement that will permit RidgeWorth Investments (the “Adviser”), subject to prior approval by the Board of Trustees, to enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable Fund’s shareholders.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Small Cap Value Equity Fund	37,585,538.563	5,761,386.067	525,640.273

Proposal 4: To approve a new investment advisory agreement between the Adviser and the Trust, on behalf of each Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Aggressive Growth Stock Fund	799,270.464	81,567.592	42,435.801
Small Cap Value Equity Fund	43,045,499.921	302,247.663	524,817.569

Proposal 5: To approve a new subadvisory agreement between RidgeWorth Investments and Ceredex Value Advisors, LLC.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Small Cap Value Equity Fund	42,542,823.834	792,680.480	537,060.839

A special meeting of shareholders (the “Meeting”) of each series of RidgeWorth Funds (the “Trust”) was held on April 30, 2014. The details of the voting with respect to each Proposal are shown below. Each Proposal received the required number of affirmative votes for approval.

76

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

The Meeting was held to consider and act on the following proposals:

Proposal 3: To approve the implementation of a manager of managers arrangement that will permit RidgeWorth Investments (the “Adviser”), subject to prior approval by the Board of Trustees, to enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable Fund’s shareholders.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Large Cap Value Equity Fund	45,985,224.017	2,370,522.234	1,521,586.594

Proposal 4: To approve a new investment advisory agreement between the Adviser and the Trust, on behalf of each Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Large Cap Value Equity Fund	47,165,522.291	1,203,736.307	1,508,074.997

Proposal 5: To approve a new subadvisory agreement between RidgeWorth Investments and Ceredex Value Advisors, LLC.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Large Cap Value Equity Fund	46,953,380.395	1,226,984.429	1,696,968.271

Proposal 9: To approve a new subadvisory agreement between RidgeWorth Investments and Zevenbergen Capital Investments LLC.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Aggressive Growth Stock Fund	874,795.542	92,087.465	47,582.497

A special meeting of shareholders (the “Meeting”) of each series of RidgeWorth Funds (the “Trust”) was held on May 14, 2014. The details of the voting with respect to each Proposal are shown below. Each Proposal received the required number of affirmative votes for approval.

The Meeting was held to consider and act on the following proposals:

Proposal 3: To approve the implementation of a manager of managers arrangement that will permit RidgeWorth Investments (the “Adviser”), subject to prior approval by the Board of Trustees, to enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable Fund’s shareholders.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
International Equity Index Fund	4,381,912.282	136,360.028	383,296.786
Large Cap Growth Stock Fund	14,482,917.238	574,416.642	722,559.126
Select Large Cap Growth Stock Fund	525,492.388	109,971.448	13,169.116

Proposal 4: To approve a new investment advisory agreement between the Adviser and the Trust, on behalf of each Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
International Equity Index Fund	4,455,300.094	65,488.794	380,780.208
Mid-Cap Value Equity Fund	96,371,087.015	1,432,280.032	8,323,421.995
Conservative Allocation Strategy	1,910,995.287	54,991.496	148,467.184

Proposal 5: To approve a new subadvisory agreement between RidgeWorth Investments and Ceredex Value Advisors, LLC.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Mid-Cap Value Equity Fund	95,683,696.955	1,573,796.473	8,869,296.364

77

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Proposal 6: To approve a new subadvisory agreement between the Adviser and Certium Asset Management LLC, on behalf of the International Equity Fund and International Equity Index Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
International Equity Index Fund	4,448,512.528	74,929.785	378,126.783

A special meeting of shareholders (the “Meeting”) of each series of RidgeWorth Funds (the “Trust”) was held on May 21, 2014. The details of the voting with respect to each Proposal are shown below. Each Proposal received the required number of affirmative votes for approval.

The Meeting was held to consider and act on the following proposals:

Proposal 3: To approve the implementation of a manager of managers arrangement that will permit RidgeWorth Investments (the “Adviser”), subject to prior approval by the Board of Trustees, to enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable Fund’s shareholders.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Mid Cap Value Equity Fund	93,121,537.373	5,820,519.702	9,075,014.324

A special meeting of shareholders (the “Meeting”) of each series of RidgeWorth Funds (the “Trust”) was held on May 28, 2014. The details of the voting with respect to each Proposal are shown below. Each Proposal received the required number of affirmative votes for approval.

The Meeting was held to consider and act on the following proposals:

Proposal 3: To approve the implementation of a manager of managers arrangement that will permit RidgeWorth Investments (the “Adviser”), subject to prior approval by the Board of Trustees, to enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable Fund’s shareholders.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Small Cap Growth Stock Fund	4,835,081.637	298,441.885	377,866.283

Proposal 4: To approve a new investment advisory agreement between the Adviser and the Trust, on behalf of each Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Small Cap Growth Stock Fund	5,006,354.940	175,204.432	329,830.433

Proposal 8: To approve a new subadvisory agreement between the Adviser and Silvant Capital Management LLC, on behalf of the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund, and Small Cap Growth Stock Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Small Cap Growth Stock Fund	5,005,662.505	167,121.766	338,605.534

78

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class		Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expenses Paid During Period* 04/01/14-09/30/14	Expense Ratio During Period** 04/01/14-09/30/14
Aggressive Growth Stock Fund	I Shares		$1,000.00	$1,050.00	$6.68	1.30%
	A Shares		1,000.00	1,049.70	7.30	1.42
International Equity Fund	I Shares		1,000.00	940.60	6.66	1.37
	A Shares		1,000.00	938.50	7.63	1.57
International Equity Index Fund	I Shares		1,000.00	962.90	3.35	0.68
	A Shares		1,000.00	962.00	5.02	1.02
Large Cap Growth Stock Fund	I Shares		1,000.00	1,044.30	4.71	0.92
	A Shares		1,000.00	1,043.10	6.09	1.19
	C Shares		1,000.00	1,039.60	9.56	1.87
	IS Shares	***	1,000.00	1,016.00	1.43	0.85
Large Cap Value Equity Fund	I Shares		1,000.00	1,043.50	4.71	0.92
	A Shares		1,000.00	1,042.60	6.25	1.22
	C Shares		1,000.00	1,039.80	8.74	1.71
	IS Shares	***	1,000.00	1,013.10	1.21	0.72
Mid-Cap Value Equity Fund	I Shares		1,000.00	1,024.10	5.58	1.10
	A Shares		1,000.00	1,022.20	6.95	1.37
	C Shares		1,000.00	1,020.40	8.86	1.75
	IS Shares	***	1,000.00	1,010.50	1.28	0.76
Select Large Cap Growth Stock Fund	I Shares		1,000.00	1,033.20	5.56	1.09
	A Shares		1,000.00	1,032.20	6.93	1.36
	C Shares		1,000.00	1,028.70	10.58	2.08
Small Cap Growth Stock Fund	I Shares		1,000.00	912.00	6.04	1.26
	A Shares		1,000.00	911.80	6.33	1.32
	C Shares		1,000.00	908.60	9.38	1.96
	IS Shares	***	1,000.00	982.70	1.62	0.98
Small Cap Value Equity Fund	I Shares		1,000.00	925.30	5.89	1.22
	A Shares		1,000.00	923.90	7.33	1.52
	C Shares		1,000.00	922.20	9.01	1.87
Aggressive Growth Allocation Strategy	I Shares		1,000.00	1,020.00	2.53	0.50
	A Shares		1,000.00	1,019.10	3.54	0.70
	C Shares		1,000.00	1,016.20	6.57	1.30
Conservative Allocation Strategy	I Shares		1,000.00	1,020.70	1.52	0.30
	A Shares		1,000.00	1,019.10	3.04	0.60
	C Shares		1,000.00	1,016.10	6.57	1.30
Growth Allocation Strategy	I Shares		1,000.00	1,021.10	2.53	0.50
	A Shares		1,000.00	1,019.40	3.49	0.69
	C Shares		1,000.00	1,017.10	6.52	1.29
Moderate Allocation Strategy	I Shares		1,000.00	1,019.70	2.53	0.50
	A Shares		1,000.00	1,019.70	3.24	0.64
	C Shares		1,000.00	1,017.20	6.22	1.23

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares commenced operations on August 1, 2014. Expenses are equal to annualized expense ratio, multiplied by the average account value over the period, multiplied by 61 (the number of days since the commencement of the Class on August 1, 2014), then divided by 365.

79

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class		Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expenses Paid During Period* 04/01/14-09/30/14	Expense Ratio During Period** 04/01/14-09/30/14
Aggressive Growth Stock Fund	I Shares		$1,000.00	$1,018.60	$6.58	1.30%
	A Shares		1,000.00	1,017.90	7.18	1.42
International Equity Fund	I Shares		1,000.00	1,018.20	6.93	1.37
	A Shares		1,000.00	1,017.20	7.94	1.57
International Equity Index Fund	I Shares		1,000.00	1,021.70	3.45	0.68
	A Shares		1,000.00	1,020.00	5.17	1.02
Large Cap Growth Stock Fund	I Shares		1,000.00	1,020.50	4.66	0.92
	A Shares		1,000.00	1,019.10	6.02	1.19
	C Shares		1,000.00	1,015.70	9.45	1.87
	IS Shares	***	1,000.00	1,020.81	4.31	0.85
Large Cap Value Equity Fund	I Shares		1,000.00	1,020.50	4.66	0.92
	A Shares		1,000.00	1,019.00	6.17	1.22
	C Shares		1,000.00	1,016.50	8.64	1.71
	IS Shares	***	1,000.00	1,021.46	3.65	0.72
Mid-Cap Value Equity Fund	I Shares		1,000.00	1,019.60	5.57	1.10
	A Shares		1,000.00	1,018.20	6.93	1.37
	C Shares		1,000.00	1,016.30	8.85	1.75
	IS Shares	***	1,000.00	1,021.26	3.85	0.76
Select Large Cap Growth Stock Fund	I Shares		1,000.00	1,019.60	5.52	1.09
	A Shares		1,000.00	1,018.20	6.88	1.36
	C Shares		1,000.00	1,014.60	10.50	2.08
Small Cap Growth Stock Fund	I Shares		1,000.00	1,018.80	6.38	1.26
	A Shares		1,000.00	1,018.50	6.68	1.32
	C Shares		1,000.00	1,015.20	9.90	1.96
	IS Shares	***	1,000.00	1,020.16	4.96	0.98
Small Cap Value Equity Fund	I Shares		1,000.00	1,019.00	6.17	1.22
	A Shares		1,000.00	1,017.40	7.69	1.52
	C Shares		1,000.00	1,015.70	9.45	1.87
Aggressive Growth Allocation Strategy	I Shares		1,000.00	1,022.60	2.54	0.50
	A Shares		1,000.00	1,021.60	3.55	0.70
	C Shares		1,000.00	1,018.60	6.58	1.30
Conservative Allocation Strategy	I Shares		1,000.00	1,023.60	1.52	0.30
	A Shares		1,000.00	1,022.10	3.04	0.60
	C Shares		1,000.00	1,018.60	6.58	1.30
Growth Allocation Strategy	I Shares		1,000.00	1,022.60	2.54	0.50
	A Shares		1,000.00	1,021.60	3.50	0.69
	C Shares		1,000.00	1,018.60	6.53	1.29
Moderate Allocation Strategy	I Shares		1,000.00	1,022.60	2.54	0.50
	A Shares		1,000.00	1,021.90	3.24	0.64
	C Shares		1,000.00	1,018.90	6.23	1.23

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares Commenced operation on August 1, 2014. Expenses (hypothetical expenses if IS Shares had been in existence from April 1, 2014) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

80

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

81

INVESTMENT ADVISER:

RidgeWorth Investments®

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISERS:

Ceredex Value Advisors LLC

301 East Pine Street, Suite 500

Orlando, Florida 32801

www.ceredexvalue.com

Certium Asset Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.certiumllc.com

Silvant Capital Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.silvantcapital.com

Zevenbergen Capital Investments LLC

601 Union Street, Suite 4600

Seattle, Washington 98101

www.zci.com

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

RFSAR-EQ-0914

2014 SEMI-ANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2014

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, LLC.

Collective Strength. Individual Insight.® is a federally registered service mark of RidgeWorth Investments.®

RIDGEWORTH FUNDS    September 30, 2014

LETTER TO SHAREHOLDERS

RIDGEWORTH FUNDS    September 30, 2014

Dear Valued Client,

Let us first begin by thanking you, our valued RidgeWorth Funds’ shareholders, for your continued business and support. We focus our efforts on helping you achieve your investment goals, and we are grateful that you have placed your confidence in us. Our primary mission is to earn your trust by providing competitive investment performance and excellent client service. We sincerely hope we have met your expectations in both of these measures, and look forward to continuing to serve as your asset manager in the future.

In keeping with the theme of our last annual letter about good things coming in threes, we have three good things to discuss with you again in this mid-year letter. First, we are pleased to report the economy recovered nicely from its winter “chill” with no apparent adverse aftereffects, and the current bull market in the S&P 500 Index continued, although small cap and international stocks slipped somewhat. Second, we are pleased to report that RidgeWorth Funds (Funds) maintained their strong long-term investment performance record. Third, we are excited to announce our partnership with Lightyear Capital LLC (Lightyear), a financial services private equity firm, which partnered with management to acquire RidgeWorth Investments (RidgeWorth) from SunTrust Banks, Inc. was completed, making RidgeWorth an independent investment firm with significant equity ownership by employees. This update will discuss all three of these topics as well as what we anticipate for both the broad economy and the capital markets in 2014 and into 2015.

The markets had their fair share of worries, both old and new. Global equity markets, including the United States, have been under pressure due to geopolitical tensions in various parts of the world – from Ukraine to Iraq to Israel. U.S. equity markets felt the pressure of domestic events, including elections and monetary policy. Despite these numerous concerns, the capital markets embraced the positives related to the continued post-financial crisis healing and cyclical improvement. These positives included steady and improved job growth, lower unemployment, higher home prices, stronger consumer balance sheets, falling loan-delinquency rates, increased manufacturing output, rising domestic energy production, continued low inflation and an almost global commitment to maintaining accommodative monetary policies. In addition, companies enjoyed healthy free cash flows which were used for share buybacks, dividend payments, debt reduction and accretive bolt-on mergers and acquisitions. Taken together, this myriad of individual positives collectively reduced downside risks to the macro economy and bolstered consumer and investor confidence. All in, after falling at an annual rate of -2.1% in the first quarter of 2014, attributed largely to difficult winter weather, the economy rebounded 4.6% in the second quarter and was on pace to achieve above-trend growth again in the third quarter.

The result of all of these events was a 6.42% advance (including dividends) in the S&P 500 Index in the six months ending September 30, 2014. Health Care and Technology stocks led the broad advance, giving the performance edge to the Growth style. The Russell Midcap Index also added 3.22%, but the Russell 2000 Index lost -5.46% and the international MSCI EAFE Index slipped -2.03%.

On the fixed income side, the combination of geopolitical threats along with slowing international momentum helped send investors to the safety of the U.S. Treasury market, pushing down the yield on the 10-year Treasury note to 2.49% at the end of the third quarter, from 2.72% on March 31, and lifted the Barclays U.S. Aggregate Bond Index 2.21% during the six months ending September 30. High Yield bonds underperformed during the period with the Barclays U.S. Corporate High Yield Index rising just 0.49%, but the Barclays Municipal Bond Index jumped 4.12%.

In this economic and financial climate, RidgeWorth Funds continued to maintain its record of strong long-term performance as more than half of our Funds beat their Lipper Peer Group medians for the 1-, 3- and 5-year periods ending September 30, 2014. Moreover, 80% of our Funds finished in the first or second quartile for the 10-year period1.

We are very pleased with the continued success of our Funds and the dedicated investment professionals behind them. We want to do even more to meet our clients’ investment needs through expanded product lines, innovative solution development and placing an even greater focus on client and intermediary partner service. To that end, employees of RidgeWorth Investments in partnership with Lightyear, consummated an agreement to acquire RidgeWorth from SunTrust Banks, Inc. on May 30, 2014. We appreciate our long affiliation with SunTrust, and we are excited to partner with Lightyear as they bring deep industry experience.

LETTER TO SHAREHOLDERS (concluded)

RIDGEWORTH FUNDS    September 30, 2014

This transaction positions RidgeWorth to become a premier independent asset management company. Over the past several years, we have made significant enhancements to our operating platform in areas including risk management, compliance, portfolio accounting, technology infrastructure and client support functions, and we are confident it will be business as usual for our clients.

We anticipate continued, moderate growth in the U.S. economy for the remainder of 2014 and into 2015. Many of the economic and financial headwinds already mentioned may continue to dissipate, and cyclical forces such as job gains and production increases may continue to aid income growth, corporate profits and capital spending. We also believe inflation could remain relatively low, which would provide a favorable backdrop for the equity markets. With the Federal Reserve (Fed) ending quantitative easing, we believe it is unlikely they will raise short-term rates anytime soon. We expect to see near-term stability in both the EU and Japan as monetary authorities embrace more stimulative measures. Lastly, emerging markets continue to have structural problems, but we are modestly encouraged that some recent monetary and fiscal stabilization efforts are underway.

That said, there are always risks to any economic and financial forecast. Slowing EU and Chinese growth and geopolitical strains already mentioned are notable. The end of the massive securities purchases by the Fed, known as quantitative easing, raises the question of timing of any eventual rise in short-term rates as the Fed strives to unwind the extraordinary stimulus of recent years. Another significant potential drag on the economy continues to exist from the Affordable Care Act, as it becomes fully implemented. Many companies and employees will have higher premiums and deductibles which could, in turn, suppress disposable incomes. We will also closely monitor the housing market—both new home sales and refinancing activity—given its significant impact on the economy.

We continue to believe the markets will offer opportunities for investors, but they will be more selective and company-specific. Such an environment fits well with RidgeWorth’s bottom-up approach to security selection. We at RidgeWorth wish to thank you again for the trust and confidence you have placed in us, and we look forward to another good year together.

Sincerely,

Ashi Parikh

Chairman, CEO, CIO

RidgeWorth Investments ®

[1]	For the period ended September 30, 2014, 58% (18/31), 55% (17/31), 55% (17/31) and 80% (24/30) of the RidgeWorth Funds (I Shares) beat their Lipper peer group medians for the 1-, 3-, 5- and 10-year periods, respectively. The Lipper rankings are as of September 30, 2014, for I Shares only, based on total returns and do not reflect a sales charge. ©2014 Lipper Leader, Reuters. All Rights Reserved. Lipper Ratings are according to Lipper, a Thomson Reuters Company. Past performance is not indicative of future results.

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Core Bond Fund
U.S. Treasury Obligations	37.5%
U.S. Government Agency Mortgages	25.1%
Corporate Bonds	22.6%
Collateralized Mortgage Obligations	7.1%
Asset-Backed Securities	4.0%
Foreign Government Bonds	1.0%
Municipal Bond	0.5%
Short-Term Investment	0.5%
Money Market Fund	1.7%

Corporate Bond Fund
Corporate Bonds	95.1%
Short-Term Investment	3.4%
Money Market Fund	1.5%

Georgia Tax-Exempt Bond Fund
Municipal Bonds	95.7%
Money Market Fund	4.3%

High Grade Municipal Bond Fund
Municipal Bonds	90.9%
Money Market Fund	9.1%

High Income Fund
Corporate Bonds	80.2%
Bank Loans	5.1%
Municipal Bonds	1.0%
Common Stocks	0.9%
Preferred Stock	0.4%
Convertible Corporate Bond	0.2%
Short-Term Investment	11.5%
Money Market Fund	0.7%

Intermediate Bond Fund
U.S. Treasury Obligations	64.8%
Corporate Bonds	27.5%
Collateralized Mortgage Obligations	1.6%
Foreign Government Bonds	1.0%
Asset-Backed Security	1.0%
Municipal Bond	0.9%
Money Market Fund	2.4%
Short-Term Investment	0.8%

Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	95.9%
Money Market Fund	4.1%

Limited Duration Fund
Collateralized Mortgage Obligations	52.5%
Asset-Backed Securities	41.3%
Money Market Fund	6.2%

Limited-Term Federal Mortgage Securities Fund
U.S. Government Agency Mortgages	80.8%
Collateralized Mortgage Obligations	13.9%
Money Market Fund	2.7%
U.S. Treasury Obligation	2.6%

North Carolina Tax-Exempt Bond Fund
Municipal Bonds	94.3%
Money Market Fund	5.7%

Seix Floating Rate High Income Fund
Bank Loans	91.8%
Corporate Bonds	4.5%
Municipal Bonds	0.5%
Preferred Stock	0.0%	*
Common Stock	0.0%	*
Money Market Fund	3.2%
* Less than 0.05% of Net Assets.

Seix High Yield Fund
Corporate Bonds	83.4%
Bank Loans	6.0%
Short-Term Investment	9.4%
Money Market Fund	1.2%

Short-Term Bond Fund
U.S. Treasury Obligations	31.2%
Corporate Bonds	27.5%
Asset-Backed Securities	15.4%
Collateralized Mortgage Obligations	12.7%
Municipal Bonds	3.7%
U.S. Government Agency Mortgages	2.6%
Money Market Fund	6.9%

Short-Term Municipal Bond Fund
Municipal Bonds	87.8%
Money Market Fund	12.2%

Total Return Bond Fund
U.S. Treasury Obligations	33.6%
U.S. Government Agency Mortgages	24.3%
Corporate Bonds	21.1%
Collateralized Mortgage Obligations	7.1%
Bank Loans	4.6%
Asset-Backed Security	3.5%
Foreign Government Bonds	1.0%
Municipal Bond	0.4%
Money Market Fund	3.9%
Short-Term Investment	0.5%

Industry allocation is subject to change.

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Ultra-Short Bond Fund
Corporate Bonds	51.9%
Collateralized Mortgage Obligations	22.5%
Asset-Backed Securities	12.7%
U.S. Government Agency Mortgages	8.1%
Money Market Fund	2.4%
Municipal Bonds	2.4%

U.S. Government Securities Fund
U.S. Treasury Obligations	99.1%
Money Market Fund	0.9%

U.S. Government Securities Ultra-Short Bond Fund
U.S. Government Agency Mortgages	63.0%
Collateralized Mortgage Obligations	35.7%
U.S. Treasury Obligations	0.5%
Money Market Fund	0.8%

Virginia Intermediate Municipal Bond Fund
Municipal Bonds	97.4%
Money Market Fund	2.6%

Industry allocation is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 4.0%
Credit Card 3.2%
American Express Credit Account Master Trust, Series 2014-2, Cl A, 1.260%, 01/15/20	580,000	577,763
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	1,934,000	1,934,464
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.504%, 03/16/20(a)	413,000	412,744
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.434%, 01/15/19(a)	823,000	819,734
Chase Issuance Trust, Series 2014-A1, Cl A1, 1.150%, 01/15/19	1,171,000	1,170,015
Discover Card Execution Note Trust, Series 2012-B3, Cl B3, 0.604%, 05/15/18(a)	1,585,000	1,587,243

		6,501,963

Other 0.8%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	1,655,186	1,748,138

Total Asset-Backed Securities (Cost $8,153,476)		8,250,101

Collateralized Mortgage Obligations 7.1%
Agency Collateralized Mortgage Obligations 2.9%
Federal Home Loan Mortgage Corporation
Series 3745, Cl AY, REMIC, 4.000%, 10/15/30	126,000	132,481
Series 3768, Cl CB, 3.500%, 12/15/25	36,000	37,355
Series 3800, Cl CB,REMIC, 3.500%, 02/15/26	42,000	43,589
Series 3806, Cl L, 3.500%, 02/15/26	544,000	563,470
Series 3877, Cl LM, 3.500%, 06/15/26	26,000	26,974
Series 4313, Cl LY, 3.000%, 03/15/29	174,000	169,716
Series 4364, Cl VB, REMIC, 4.000%, 07/15/32	1,332,000	1,403,145

		2,376,730

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Federal National Mortgage Association
Series 2012-17, Cl BC, 3.500%, 03/25/27	1,379,000	1,417,688
Series 2012-93, Cl CY, 1.500%, 09/25/27	232,000	193,628

		1,611,316

Government National Mortgage Association
Series 2013-124, Cl VB, REMIC, 3.500%, 03/20/30	1,674,000	1,719,991
Series 2014-118, Cl WL, REMIC, 3.500%, 08/20/29	250,000	256,472

		1,976,463

		5,964,509

Commercial Mortgage Backed Securities 4.2%
Federal National Mortgage Association
Series 2014-M8, Cl A2, 3.056%, 06/25/24(a)	1,288,000	1,290,128

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	746,000	766,985
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	1,195,000	1,171,729

		1,938,714

GS Mortgage Securities Trust
Series 2011-GC5, Cl AS, 5.209%, 08/10/44(a)(b)	440,000	490,617

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl C, 5.692%, 11/15/43(a)(b)	906,000	1,007,506
Series 2011-C3, Cl D, 5.753%, 02/15/46(a)(b)	1,314,000	1,442,208
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(b)	380,000	389,580

		2,839,294

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	866,000	954,387

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.723%, 03/15/44(a)(b)	1,019,000	1,086,269

		8,599,409

Total Collateralized Mortgage Obligations (Cost $14,600,014)		14,563,918

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Corporate Bonds 22.6%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	568,000	563,575

Agriculture 0.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	693,000	698,269

Airlines 0.7%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 07/15/24	1,006,270	1,079,225
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 10/11/27(c)	416,000	418,080

		1,497,305

Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	434,000	460,249
Volkswagen International Finance, 2.375%, 03/22/17(b)	381,000	390,948

		851,197

Auto Parts & Equipment 0.2%
Delphi Corp., 4.150%, 03/15/24	306,000	312,162

Banks 5.7%
Bank of America Corp., 1.700%, 08/25/17, MTN	512,000	509,788
Bank of America Corp., 2.600%, 01/15/19	550,000	548,929
Bank of America Corp., 4.000%, 04/01/24	388,000	392,043
Bank of America NA, 1.250%, 02/14/17	279,000	278,134
Citigroup, Inc., 2.500%, 09/26/18	827,000	832,379
Citigroup, Inc., 4.950%, 11/07/43	539,000	570,486
Credit Suisse New York, 3.625%, 09/09/24, MTN	430,000	424,241
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	701,000	699,197
HSBC Bank PLC, 3.500%, 06/28/15(b)	447,000	457,054
Huntington National Bank (The), 1.300%, 11/20/16	602,000	602,531

	Shares or Principal Amount($)	Value($)
Banks—continued
Intesa Sanpaolo SpA, 5.017%, 06/26/24(b)	457,000	445,272
JPMorgan Chase & Co., Series V, 5.000%(a)(d)	653,000	636,544
KeyBank NA, 1.650%, 02/01/18	831,000	827,733
Morgan Stanley, 4.350%, 09/08/26, MTN	260,000	255,532
Morgan Stanley, 5.000%, 11/24/25	373,000	390,087
Morgan Stanley, Series F, 3.875%, 04/29/24	396,000	395,589
UBS AG, 2.375%, 08/14/19, MTN	694,000	687,905
US Bancorp, 3.600%, 09/11/24, MTN	734,000	725,355
US Bank NA, 1.100%, 01/30/17	719,000	718,277
Wells Fargo & Co., 1.250%, 02/13/15, MTN	589,000	591,003
Wells Fargo & Co., 4.100%, 06/03/26, MTN	684,000	681,596

		11,669,675

Beverages 0.3%
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	683,000	697,754

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	436,000	427,759

Chemicals 0.2%
Praxair, Inc., 4.625%, 03/30/15	414,000	422,730

Commercial Services 0.8%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	260,000	267,830
ERAC USA Finance LLC, 3.850%, 11/15/24(b)	210,000	210,381
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	401,000	452,018
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	589,000	605,884

		1,536,113

Computers 0.8%
Apple, Inc., 2.850%, 05/06/21	690,000	691,354
International Business Machines Corp., 0.875%, 10/31/14	993,000	993,532

		1,684,886

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Diversified Financial Services 1.9%
American Express Credit Corp., 2.375%, 03/24/17, MTN	254,000	259,917
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	733,000	800,543
General Electric Capital Corp., 3.450%, 05/15/24, MTN	659,000	660,951
John Deere Capital Corp., 1.250%, 12/02/14, MTN	524,000	524,900
Lazard Group LLC, 4.250%, 11/14/20	660,000	689,977
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	370,000	375,596
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	241,000	245,835
Woodside Finance Ltd., 4.600%, 05/10/21(b)	383,000	414,017

		3,971,736

Electric 0.3%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	177,000	219,045
Dominion Resources, Inc., 1.950%, 08/15/16	195,000	198,225
Exelon Generation Co. LLC, 6.200%, 10/01/17	222,000	249,633

		666,903

Electronics 0.1%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	190,000	208,542

Healthcare-Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	323,000	332,789
UnitedHealth Group, Inc., 4.250%, 03/15/43	152,000	148,458

		481,247

Insurance 1.4%
American International Group, Inc., 5.850%, 01/16/18, MTN	559,000	628,832
Arch Capital Group US, Inc., 5.144%, 11/01/43	513,000	550,238
Berkshire Hathaway, Inc., 3.200%, 02/11/15	517,000	522,363
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	114,000	122,341
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	650,000	730,184

	Shares or Principal Amount($)	Value($)
Insurance—continued
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	207,000	220,572

		2,774,530

Media 0.3%
British Sky Broadcasting Group PLC, 2.625%, 09/16/19(b)	200,000	199,880
Comcast Corp., 4.650%, 07/15/42	286,000	295,323
Time Warner Cable, Inc., 4.500%, 09/15/42	166,000	163,807

		659,010

Mining 1.9%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	144,000	155,950
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	885,000	890,246
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	685,000	725,850
Barrick North America Finance LLC, 5.750%, 05/01/43	127,000	125,690
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	542,000	542,578
Newmont Mining Corp., 6.250%, 10/01/39	1,445,000	1,424,487

		3,864,801

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	194,000	196,796
General Electric Co., 4.125%, 10/09/42	194,000	192,749
General Electric Co., 5.250%, 12/06/17	181,000	200,811

		590,356

Oil & Gas 0.7%
BP Capital Markets PLC, 2.248%, 11/01/16	301,000	308,744
Continental Resources, Inc., 3.800%, 06/01/24(e)	338,000	331,076
Ensco PLC, 5.750%, 10/01/44	301,000	305,140
Marathon Petroleum Corp., 5.000%, 09/15/54	516,000	491,674

		1,436,634

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas Services 0.6%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	292,000	302,060
Weatherford International Ltd., 5.125%, 09/15/20	174,000	189,769
Weatherford International Ltd., 5.950%, 04/15/42	319,000	342,642
Weatherford International Ltd., 6.500%, 08/01/36	349,000	402,553

		1,237,024

Pharmaceuticals 0.4%
Express Scripts Holding Co., 2.650%, 02/15/17	270,000	277,644
Novartis Securities Investment Ltd., 5.125%, 02/10/19	162,000	181,935
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	310,000	372,735

		832,314

Pipelines 0.4%
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	660,000	621,767
Spectra Energy Partners LP, 5.950%, 09/25/43	150,000	176,107

		797,874

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	291,000	276,648
American Tower Corp., 5.000%, 02/15/24	565,000	592,190
Digital Realty Trust LP, 5.875%, 02/01/20(c)	472,000	524,437

		1,393,275

Retail 0.6%
Kohl’s Corp., 6.875%, 12/15/37	320,000	391,510
Wal-Mart Stores, Inc., 1.125%, 04/11/18	892,000	879,895

		1,271,405

Semiconductors 0.5%
Analog Devices, Inc., 3.000%, 04/15/16	131,000	135,059
Intel Corp., 1.950%, 10/01/16	226,000	230,979
TSMC Global Ltd., 1.625%, 04/03/18(b)	657,000	648,758

		1,014,796

	Shares or Principal Amount($)	Value($)
Software 0.2%
Oracle Corp., 1.200%, 10/15/17	177,000	175,724
Oracle Corp., 2.375%, 01/15/19	219,000	221,886

		397,610

Telecommunication Services 1.7%
AT&T, Inc., 2.375%, 11/27/18	665,000	671,221
AT&T, Inc., 4.350%, 06/15/45	168,000	154,418
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	711,000	699,367
Cisco Systems, Inc., 2.125%, 03/01/19	366,000	365,816
Cisco Systems, Inc., 5.500%, 02/22/16	229,000	243,861
Verizon Communications, Inc., 5.012%, 08/21/54(b)	1,271,000	1,277,034

		3,411,717

Transportation 0.5%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	802,000	801,404
Union Pacific Corp., 4.150%, 01/15/45	232,000	227,516

		1,028,920

Total Corporate Bonds (Cost $45,462,795)		46,400,119

Municipal Bond 0.5%
New York 0.5%
Utility Debt Securitization Authority, Series T, RB, 2.937%, 06/15/23	961,000	967,698

Total Municipal Bond (Cost $960,972)		967,698

U.S. Government Agency Mortgages 25.1%
Federal Home Loan Mortgage Corporation
Pool #J14244, 3.000%, 01/01/26	721,195	743,341
Pool #J14245, 3.000%, 01/01/26	385,898	397,805
Pool #J17791, 3.000%, 01/01/27	470,705	484,739
Pool #G14328, 3.000%, 01/01/27	588,189	605,714
Pool #J18800, 3.000%, 04/01/27	1,196,512	1,232,079

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #G14517, 2.500%, 07/01/27	1,269,036	1,281,942
Pool #J20118, 2.500%, 08/01/27	88,225	89,122
Pool #G14599, 2.500%, 11/01/27	143,044	144,499
Pool #G30614, 3.500%, 12/01/32	1,741,579	1,813,591
Pool #A12413, 5.000%, 08/01/33	172,325	190,326
Pool #G05052, 5.000%, 10/01/33	112,673	124,387
Pool #G01779, 5.000%, 04/01/35	229,052	253,297
Pool #G01838, 5.000%, 07/01/35	51,357	56,793
Pool #G01837, 5.000%, 07/01/35	899,778	995,072
Pool #A37619, 4.500%, 09/01/35	29,965	32,458
Pool #G04997, 5.000%, 01/01/37	59,406	65,667
Pool #G05254, 5.000%, 01/01/37	611,069	675,303
Pool #Q06160, 4.000%, 02/01/37	141,123	148,778
Pool #G03296, 6.000%, 09/01/37	434,708	492,975
Pool #G05326, 5.000%, 02/01/38	228,934	253,093
Pool #G04337, 5.500%, 04/01/38	64,044	71,359
Pool #G08347, 4.500%, 06/01/39	249,763	269,498
Pool #G08353, 4.500%, 07/01/39	1,563,992	1,687,570
Pool #G06079, 6.000%, 07/01/39	104,887	118,571
Pool #A87874, 4.000%, 08/01/39	331,720	351,103
Pool #A89148, 4.000%, 10/01/39	492,861	519,595
Pool #A89384, 4.000%, 10/01/39	97,626	102,921
Pool #G08372, 4.500%, 11/01/39	923,804	997,033
Pool #A93101, 5.000%, 07/01/40	110,978	122,760
Pool #G06990, 5.500%, 08/01/40	1,007,294	1,121,576

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #A93996, 4.500%, 09/01/40	368,797	398,129
Pool #A94362, 4.000%, 10/01/40	455,723	482,396
Pool #G06061, 4.000%, 10/01/40	710,376	749,789
Pool #A94742, 4.000%, 11/01/40	77,322	81,725
Pool #A95084, 4.000%, 11/01/40	84,035	89,634
Pool #A95085, 4.000%, 11/01/40	622,381	656,141
Pool #A95796, 4.000%, 12/01/40	312,701	329,664
Pool #A95822, 4.000%, 12/01/40	753,671	796,611
Pool #A97047, 4.500%, 02/01/41	81,262	87,722
Pool #G06802, 4.500%, 10/01/41	708,000	764,168
Pool #849139, 3.200%, 09/01/43(a)(e)	1,966,510	2,020,139

		21,899,085

Federal National Mortgage Association
Pool #AM3353, 2.450%, 05/01/23	162,999	157,923
Pool #AM3893, 2.940%, 07/01/23	108,974	109,829
Pool #AM4353, 3.740%, 09/01/23	1,548,119	1,640,924
Pool #AM5146, 3.470%, 01/01/24	194,231	202,621
Pool #AB6472, 2.000%, 10/01/27	456,023	446,759
Pool #AB7158, 2.500%, 12/01/27	426,151	431,125
Pool #AR1524, 2.000%, 01/01/28	984,385	964,370
Pool #AR6867, 2.000%, 02/01/28	552,090	540,870
Pool #AB1763, 4.000%, 11/01/30	163,249	174,512
Pool #MA0804, 4.000%, 07/01/31	445,618	476,371
Pool #MA0949, 3.500%, 01/01/32	217,368	226,815
Pool #AP9592, 3.500%, 10/01/32	1,192,923	1,244,802

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #MA1630, 4.000%, 10/01/33	237,441	252,638
Pool #745044, 4.500%, 08/01/35	290,910	315,258
Pool #878094, 6.000%, 04/01/36	1,348,642	1,547,165
Pool #190370, 6.000%, 06/01/36	458,447	520,099
Pool #AI7951, 4.500%, 08/01/36	372,097	401,688
Pool #890547, 4.000%, 11/01/36	938,697	992,029
Pool #AJ5974, 4.000%, 12/01/36	129,547	136,946
Pool #995082, 5.500%, 08/01/37	651,007	729,576
Pool #890248, 6.000%, 08/01/37	129,100	147,021
Pool #AB7572, 3.000%, 01/01/38	118,938	118,655
Pool #889529, 6.000%, 03/01/38	24,277	27,639
Pool #995243, 4.500%, 08/01/38	480,327	518,525
Pool #AU4728, 4.000%, 09/01/38	418,473	442,618
Pool #930672, 4.500%, 03/01/39	179,610	195,802
Pool #AC1877, 4.500%, 09/01/39	255,292	275,876
Pool #AC2817, 4.000%, 10/01/39	129,509	136,668
Pool #AC5445, 5.000%, 11/01/39	282,108	314,022
Pool #AE0215, 4.000%, 12/01/39	205,887	217,268
Pool #932441, 4.000%, 01/01/40	1,220,128	1,287,574
Pool #AC9564, 4.500%, 02/01/40	348,616	379,653
Pool #AD1649, 4.000%, 03/01/40	220,606	232,800
Pool #AE0216, 4.000%, 08/01/40	472,949	499,093
Pool #AD8033, 4.000%, 08/01/40	86,150	90,912
Pool #AB1343, 4.500%, 08/01/40	652,350	711,559
Pool #AE4192, 4.000%, 10/01/40	669,605	709,392

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AE4113, 4.000%, 10/01/40	140,166	148,072
Pool #AE4414, 4.000%, 11/01/40	719,970	759,768
Pool #AE5143, 4.000%, 11/01/40	99,734	105,247
Pool #AE9284, 4.000%, 11/01/40	178,682	188,559
Pool #AE0624, 4.000%, 11/01/40	244,925	258,569
Pool #AE0625, 4.000%, 12/01/40	227,462	241,563
Pool #AH3586, 4.000%, 01/01/41	468,157	494,036
Pool #MA0639, 4.000%, 02/01/41	339,981	358,775
Pool #AL0240, 4.000%, 04/01/41	534,797	566,600
Pool #AL0215, 4.500%, 04/01/41	1,207,929	1,307,434
Pool #AB2694, 4.500%, 04/01/41	454,647	492,430
Pool #AB3274, 4.500%, 07/01/41	1,652,343	1,795,902
Pool #MA1044, 3.000%, 04/01/42	526,475	520,537
Pool #AP4784, 3.000%, 09/01/42	252,900	249,956
Pool #AR9198, 3.000%, 03/01/43	1,543,935	1,525,008
Pool #AT0682, 3.000%, 04/01/43	941,510	929,966
Pool #AT2014, 3.000%, 04/01/43	473,982	468,120
Pool #AT2723, 3.000%, 05/01/43(e)	580,007	572,775
Pool #AM6713, 2.890%, 10/01/44(e)	886,000	880,188

		29,680,902

Total U.S. Government Agency Mortgages (Cost $50,626,136)		51,579,987

U.S. Treasury Obligations 37.4%
U.S. Treasury Bond 3.6%
3.375%, 05/15/44	7,272,000	7,508,340

U.S. Treasury Notes 33.8%
0.500%, 10/15/14	13,078,000	13,079,530
0.500%, 06/15/16	4,643,000	4,647,355
0.875%, 02/28/17	20,692,000	20,713,023

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Core Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
U.S. Treasury Notes—continued
1.500%, 01/31/19(f)	11,838,000	11,764,012
2.375%, 08/15/24	19,378,000	19,153,952

		69,357,872

Total U.S. Treasury Obligations (Cost $77,019,324)		76,866,212

Foreign Government Bonds 1.0%
Sovereign 1.0%
Brazilian Government International Bond, 7.125%, 01/20/37	633,000	777,007
Indonesia Government International Bond, 6.625%, 02/17/37(b)	621,000	701,730
Mexico Government International Bond, 5.550%, 01/21/45	278,000	308,858
Turkey Government International Bond, 6.875%, 03/17/36	303,000	347,329

		2,134,924

Total Foreign Government Bonds (Cost $2,090,974)		2,134,924

Short-Term Investment 0.5%
RidgeWorth Funds Securities Lending Joint Account(g)	953,160	953,160

Total Short-Term Investment (Cost $953,160)		953,160

Money Market Fund 1.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	3,568,037	3,568,037

Total Money Market Fund (Cost $3,568,037)		3,568,037

Total Investments (Cost $203,434,888) — 99.9%		205,284,156
Other Assets in Excess of Liabilities — 0.1%		218,386

Net Assets — 100.0%		$205,502,542

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.4% of net assets as of September 30, 2014.

(c)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $926,351.

(d)	Perpetual maturity.

(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014 (See Note 2(k)).

(h)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)

Corporate Bonds 96.5%
Aerospace/Defense 1.1%
L-3 Communications Corp., 3.950%, 05/28/24	365,000	362,156

Agriculture 1.4%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	450,000	453,421

Airlines 3.2%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 07/15/24	647,562	694,510
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 10/11/27(b)	358,000	359,790

		1,054,300

Auto Manufacturers 1.1%
General Motors Co., 6.250%, 10/02/43	307,000	359,190

Auto Parts & Equipment 1.4%
Delphi Corp., 4.150%, 03/15/24	313,000	319,303
Lear Corp., 4.750%, 01/15/23	163,000	160,962

		480,265

Banks 22.1%
Bank of America Corp., 1.700%, 08/25/17, MTN	409,000	407,233
Bank of America Corp., 2.600%, 01/15/19	537,000	535,954
Bank of America Corp., 4.000%, 04/01/24	426,000	430,439
Citigroup, Inc., 2.500%, 09/26/18	794,000	799,164
Citigroup, Inc., 4.950%, 11/07/43	299,000	316,466
Credit Suisse New York, 3.625%, 09/09/24, MTN	342,000	337,420
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	726,000	724,133
Intesa Sanpaolo SpA, 5.017%, 06/26/24(a)	360,000	350,761
JPMorgan Chase & Co., Series V, 5.000%(c)(d)	529,000	515,669
KeyBank NA, 1.650%, 02/01/18	299,000	297,825
Morgan Stanley, 4.350%, 09/08/26, MTN	159,000	156,268
Morgan Stanley, 5.000%, 11/24/25	333,000	348,255
Morgan Stanley, Series F, 3.875%, 04/29/24	231,000	230,760

	Shares or Principal Amount($)	Value($)

Banks—continued
Morgan Stanley, Series H, 5.450%(c)(d)	500,000	496,250
UBS AG, 2.375%, 08/14/19, MTN	555,000	550,126
US Bancorp, 3.600%, 09/11/24, MTN	448,000	442,724
Wells Fargo & Co., 4.100%, 06/03/26, MTN	437,000	435,464

		7,374,911

Beverages 1.2%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	392,000	400,468

Biotechnology 0.8%
Celgene Corp., 4.625%, 05/15/44	282,000	276,670

Commercial Services 3.0%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	334,000	344,059
ERAC USA Finance LLC, 2.800%, 11/01/18(a)	353,000	361,194
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	251,000	282,934

		988,187

Computers 1.7%
Apple, Inc., 2.850%, 05/06/21	574,000	575,126

Diversified Financial Services 10.5%
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	587,000	641,090
General Electric Capital Corp., 3.450%, 05/15/24, MTN	486,000	487,439
Lazard Group LLC, 4.250%, 11/14/20	515,000	538,391
Lazard Group LLC, 6.850%, 06/15/17	596,000	671,521
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	266,000	270,023
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	419,000	427,406
Woodside Finance Ltd., 4.600%, 05/10/21(a)	430,000	464,823

		3,500,693

Electric 3.2%
Dominion Resources, Inc., 1.950%, 08/15/16	220,000	223,638
Exelon Generation Co. LLC, 6.200%, 10/01/17	316,000	355,333

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Corporate Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Electric—continued
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	500,000	506,241

		1,085,212

Healthcare—Services 2.5%
Roche Holdings, Inc., 2.250%, 09/30/19(a)	822,000	818,613

Insurance 4.9%
American International Group, Inc., 5.850%, 01/16/18, MTN	555,000	624,332
Arch Capital Group US, Inc., 5.144%, 11/01/43	422,000	452,632
AXIS Specialty Finance PLC, 5.150%, 04/01/45	199,000	206,699
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	157,000	168,487
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	163,000	173,687

		1,625,837

Media 1.5%
British Sky Broadcasting Group PLC, 2.625%, 09/16/19(a)	200,000	199,880
Comcast Corp., 4.650%, 07/15/42	195,000	201,356
Time Warner Cable, Inc., 4.500%, 09/15/42	118,000	116,441

		517,677

Mining 4.0%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	157,000	157,931
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	554,000	587,038
Barrick North America Finance LLC, 5.750%, 05/01/43	174,000	172,204
Newmont Mining Corp., 6.250%, 10/01/39	426,000	419,952

		1,337,125

Miscellaneous Manufacturer 1.1%
General Electric Co., 5.250%, 12/06/17	335,000	371,666

Oil & Gas 1.3%
Ensco PLC, 5.750%, 10/01/44	128,000	129,761
Marathon Petroleum Corp., 5.000%, 09/15/54	328,000	312,537

		442,298

	Shares or Principal Amount($)	Value($)

Oil & Gas Services 2.7%
Weatherford International Ltd., 5.125%, 09/15/20	201,000	219,216
Weatherford International Ltd., 5.950%, 04/15/42	257,000	276,047
Weatherford International Ltd., 6.500%, 08/01/36	364,000	419,855

		915,118

Pharmaceuticals 2.5%
Express Scripts Holding Co., 2.650%, 02/15/17	485,000	498,730
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	280,000	336,664

		835,394

Pipelines 4.5%
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 03/15/24	420,000	429,450
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	589,000	554,880
NuStar Logistics LP, 4.800%, 09/01/20	380,000	370,025
Spectra Energy Partners LP, 5.950%, 09/25/43	121,000	142,060

		1,496,415

Real Estate Investment Trust 5.0%
American Tower Corp., 3.500%, 01/31/23	335,000	318,478
American Tower Corp., 5.000%, 02/15/24	558,000	584,853
Digital Realty Trust LP, 5.250%, 03/15/21(b)	184,000	199,703
Digital Realty Trust LP, 5.875%, 02/01/20(b)	515,000	572,215

		1,675,249

Retail 3.6%
Kohl’s Corp., 6.875%, 12/15/37	206,000	252,034
Wal-Mart Stores, Inc., 1.125%, 04/11/18	569,000	561,279
Wesfarmers Ltd., 1.874%, 03/20/18(a)	381,000	378,632

		1,191,945

Semiconductors 2.3%
Analog Devices, Inc., 3.000%, 04/15/16	237,000	244,343
TSMC Global Ltd., 1.625%, 04/03/18(a)	531,000	524,339

		768,682

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Corporate Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Telecommunication Services 7.9%
AT&T, Inc., 2.375%, 11/27/18	643,000	649,015
AT&T, Inc., 4.350%, 06/15/45	105,000	96,511
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	555,000	545,920
Cisco Systems, Inc., 2.125%, 03/01/19	364,000	363,817
Verizon Communications, Inc., 5.012%, 08/21/54(a)	992,000	996,709

		2,651,972

Transportation 2.0%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	519,000	518,615
Union Pacific Corp., 4.150%, 01/15/45	149,000	146,120

		664,735

Total Corporate Bonds (Cost $31,730,644)		32,223,325

Short-Term Investment 3.5%
RidgeWorth Funds Securities Lending Joint Account(e)	1,164,430	1,164,430

Total Short-Term Investment (Cost $1,164,430)		1,164,430

	Shares or Principal Amount($)	Value($)

Money Market Fund 1.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(f)	491,273	491,273

Total Money Market Fund (Cost $491,273)		491,273

Total Investments (Cost $33,386,347) — 101.5%		33,879,028
Liabilities in Excess of Other Assets — (1.5)%		(498,288)

Net Assets — 100.0%		$33,380,740

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 21.3% of net assets as of September 30, 2014.

(b)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $1,131,876.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(d)	Perpetual maturity.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014 (See Note 2(k)).

(f)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

MTN —Medium Term Note

OTC Credit Default Swap Contract — Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payment Made	Value	Unrealized Appreciation
Target Corp.	Barclays Bank PLC	$75,000	1.000%	06/20/19	4.628%	$(2,076)	$(1,936)	$140

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

OTC Credit Default Swap Contract — Sell Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payment Made	Value	Unrealized Appreciation
Kohl’s Corp.	JPMorgan	$75,000	1.000%	09/20/19	10.246%	$(694)	$(88)	$606

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in Kohl’s Corp.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2014.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)

Municipal Bonds 96.8%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	633,459

California 3.5%
California State, GO, 5.000%, 02/01/20	1,910,000	2,262,643
California State, GO, 5.000%, 02/01/38	2,000,000	2,238,200

		4,500,843

Georgia 86.1%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	2,885,000	3,366,333
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,924,116
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,440,000	1,686,182
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38	4,000,000	4,582,000
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33	3,000,000	3,498,480
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,343,440
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,475,151
Atlanta Development Authority, Series A, RB, 4.375%, 09/01/36, Pre-refunded 09/01/2015 @ 100, XLCA	1,000,000	1,038,650
Barrow County, GO, 5.000%, 10/01/25, Pre-refunded 10/01/2015 @ 100, NATL-RE	2,000,000	2,097,360
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, Pre-refunded 07/01/2015 @ 100, AGM	150,000	155,718

	Shares or Principal Amount($)	Value($)

Georgia—continued
Cherokee County Board of Education, GO, 5.000%, 08/01/33, State Aid Withholding	2,000,000	2,287,920
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, AMBAC/ County Guaranteed, AMT	1,000,000	1,035,000
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32	1,180,000	1,318,886
College Park Business & Industrial Development Authority, RB, 5.250%, 09/01/19, AMBAC	565,000	613,138
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	1,000,000	1,197,110
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/23	1,500,000	1,801,890
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	6,300,000	7,178,976
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	135,000	138,494
Forsyth County, GO, 5.000%, 03/01/25	6,825,000	7,833,257
Forsyth County School District, GO, 5.000%, 02/01/20	3,385,000	4,023,072
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/31, Country Guaranteed	645,000	768,014
Fulton County Development Authority, 5.000%, 05/01/39	5,145,000	5,822,494
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.000%, 10/01/42	3,025,000	3,282,155
Fulton County Development Authority, RB, 5.000%, 10/01/22	750,000	888,368

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Georgia—continued
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,458,379
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/20	2,485,000	2,929,567
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/29	975,000	1,132,043
Georgia State, Series B, GO, 5.000%, 10/01/16	2,000,000	2,185,020
Georgia State, Series D, GO, 5.000%, 05/01/15	600,000	617,172
Georgia State, Series G, GO, 5.000%, 11/01/16	1,620,000	1,775,714
Georgia State Road & Tollway Authority, RB, 5.000%, 06/01/18	1,105,000	1,263,126
Georgia State Road & Tollway Authority, Series A, RB, 5.000%, 03/01/21, ST GTD	1,175,000	1,414,289
Greene County Development Authority, RB, 5.000%, 11/15/37	1,955,000	2,157,851
Gwinnett County School District, GO, 5.000%, 02/01/18	1,800,000	2,051,640
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,469,255
Gwinnett County Water & Sewerage Authority, RB, 5.000%, 08/01/22, Country Gauranteed	1,500,000	1,802,610
Gwinnett County Water & Sewerage Authority, RB, 5.000%, 08/01/25, Country Gauranteed	3,000,000	3,565,290
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,550,072
Lincoln County School District, GO, 5.500%, 04/01/37, State Aid Withholding	1,000,000	1,157,460
Municipal Electric Authority of Georgia, RB, 5.000%, 01/01/30	1,000,000	1,147,570
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	3,845,000	4,549,481

	Shares or Principal Amount($)	Value($)
Georgia—continued
Private Colleges & Universities Authority, Emory University, Series A, RB, 5.000%, 10/01/43	5,250,000	5,957,752
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,284,240
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/44	2,500,000	2,696,025
Richmond County Board of Education, GO, 5.000%, 10/01/15, State Aid Withholding	1,500,000	1,572,555
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,715,845

		109,809,160

Illinois 0.7%
Chicago, Series A, GO, 5.250%, 01/01/33	860,000	898,382

New York 3.3%
New York City Water & Sewer System, Series EE, RB, 5.000%, 06/15/47	3,750,000	4,142,250

North Carolina 0.8%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	970,000	1,027,948

South Carolina 1.9%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,350,260

Total Municipal Bonds (Cost $115,654,595)		123,362,302

Money Market Fund 4.4%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	5,594,509	5,594,509

Total Money Market Fund (Cost $5,594,509)		5,594,509

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Georgia Tax-Exempt Bond Fund — concluded

Value($)
Total Investments (Cost $121,249,104) — 101.2%	128,956,811
Liabilities in Excess of Other Assets — (1.2)%	(1,468,069)

Net Assets — 100.0%	$127,488,742

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2014.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond
ST GTD	—	State Guaranteed
XLCA	—	Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.6%
Alabama 4.9%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	1,946,880
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,336,020

		4,282,900

Alaska 2.7%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	2,000,000	2,409,060

California 11.1%
California State, GO, 5.000%, 05/01/31	1,500,000	1,745,565
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,443,600
Port of Los Angeles, Series A, AMT, RB, 5.000%, 08/01/44	3,000,000	3,347,790
San Francisco City & County Airports Commission-San Francisco International Airport, Series A, AMT, RB, 5.000%, 05/01/40	2,000,000	2,211,560

		9,748,515

District of Columbia 7.3%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30	2,000,000	2,358,960
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.000%, 10/01/27	3,500,000	4,074,735

		6,433,695

Florida 4.8%
Lake County School Board, Series A, COP, 5.000%, 06/01/29, AGM	1,000,000	1,145,060
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32	1,000,000	1,178,910
Polk County Public Facilities, RB, 5.000%, 12/01/28	1,595,000	1,874,269

		4,198,239

	Shares or Principal Amount($)	Value($)
Georgia 4.2%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,468,725
Private Colleges & Universities Authority, RB, 5.000%, 04/01/31(b)	1,000,000	1,099,150
Private Colleges & Universities Authority, RB, 5.000%, 04/01/33(b)	1,000,000	1,092,460

		3,660,335

Guam 1.3%
Guam Power Authority, Series A, RB, 5.000%, 10/01/31	1,000,000	1,107,860

Idaho 3.2%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(b)	2,500,000	2,844,500

Illinois 3.9%
Chicago IL Wastewater Transmission Revenue, RB, 5.000%, 01/01/39	1,000,000	1,101,840
Chicago IL Waterworks Revenue, RB, 5.000%, 11/01/33	1,000,000	1,122,000
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,150,830

		3,374,670

Kansas 1.9%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,699,125

Louisiana 1.0%
Louisiana State University & Agricultural & Mechanical College, RB, 5.000%, 07/01/30(b)(c)	750,000	877,372

Maine 3.4%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,970,550

Maryland 1.2%
Baltimore County, GO, 5.000%, 08/01/15	1,000,000	1,040,650

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Grade Municipal Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Massachusetts 2.0%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,777,185

Minnesota 2.0%
Western Minnesota Municipal Power Agency, Series A, RB, 5.000%, 01/01/40	1,500,000	1,715,985

New Jersey 2.6%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	1,955,000	2,286,666

New York 13.1%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,144,950
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 11/01/38	2,000,000	2,268,340
Port Authority of New York & New Jersey, RB, 5.000%, 09/01/36	2,250,000	2,604,285
Port Authority of New York & New Jersey, RB, 5.000%, 09/01/39	2,500,000	2,872,950
Sales Tax Asset Receivable Corp., Series A, RB, 5.000%, 10/15/31(b)(c)	2,150,000	2,578,194

		11,468,719

North Carolina 1.0%
University of North Carolina at Greensboro, RB, 5.000%, 04/01/39	750,000	850,658

Oregon 2.8%
Washington & Multnomah Counties School District No 48J Beaverton, GO, 5.000%, 06/15/27	2,000,000	2,426,120

Texas 16.1%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,136,820

	Shares or Principal Amount($)	Value($)
Texas—continued
Dallas Independent School District, GO, 6.375%, 02/15/34, Pre-refunded 02/15/2018 @ 100, PSF-GTD(b)	4,000,000	4,742,160
Montgomery County, Series A, GO, 5.000%, 03/01/27	3,000,000	3,604,140
Texas State, Series A, GO, 5.000%, 10/01/28	1,000,000	1,214,370
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD	3,000,000	3,440,340

		14,137,830

Washington 5.1%
Energy Northwest, Series C, RB, 5.000%, 07/01/27	2,100,000	2,530,647
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,915,484

		4,446,131

Total Municipal Bonds (Cost $78,699,574)		83,756,765

Money Market Fund 9.6%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	8,383,195	8,383,195

Total Money Market Fund (Cost $8,383,195)		8,383,195

Total Investments (Cost $87,082,769) — 105.2%		92,139,960
Liabilities in Excess of Other Assets — (5.2)%		(4,535,083)

Net Assets — 100.0%		$87,604,877

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2014.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Grade Municipal Bond Fund — concluded

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
COP	—	Certificate of Participation
GO	—	General Obligation
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 5.4%
Aerospace/Defense 0.1%
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.750%, 08/05/19(a)(b)	770,000	774,812

Chemicals 0.3%
Ineos US Finance LLC, 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	2,889,721	2,827,505

Energy 0.5%
Templar Energy LLC, 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	4,880,000	4,727,500

Health Care 0.3%
Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21(a)(b)	76,437	76,164
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	2,250,000	2,223,292

		2,299,456

Healthcare-Services 0.1%
MPH Acquisition Holdings LLC, Term Loan, 4.000%, 03/31/21(a)(b)	717,909	700,414

Insurance 0.4%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	2,338,590	2,324,863
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	770,000	776,976

		3,101,839

Lodging 0.3%
Caesars Entertainment Operating Company, Extended Term Loan B6, 6.948%- 6.949%, 03/01/17(a)(b)	3,138,319	2,858,381

Media 0.5%
Clear Channel Communications, Inc., Term Loan D, 6.904%, 01/30/19(a)(b)	4,620,000	4,408,820

Packaging & Containers 0.3%
Berry Plastics Holding Corporation, Term Loan D, 3.500%, 02/08/20(a)(b)	2,797,400	2,722,038

	Shares or Principal Amount($)	Value($)
Retail 1.3%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	2,365,063	2,357,376
Lands’ End, Inc., Term Loan B, 4.250%, 04/02/21(a)(b)	2,803,356	2,764,810
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)(c)	3,984,113	3,869,569
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	1,750,562	1,708,741

		10,700,496

Telecommunication Services 1.0%
Level 3 Financing, Inc., Bridge Term Loan, 06/15/15(a)(c)(d)	4,680,000	4,668,300
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	965,000	946,906
Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 06/07/20(a)(b)	2,585,000	2,514,507

		8,129,713

Telecommunications 0.3%
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	1,511,954	1,500,070
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	1,308,046	1,297,765

		2,797,835

Total Bank Loans (Cost $46,611,880)		46,048,809

Corporate Bonds 85.8%
Advertising 0.7%
Affinion Group, Inc., 7.875%, 12/15/18(e)	2,825,000	2,429,500
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22(a)	3,299,000	3,294,876

		5,724,376

Aerospace/Defense 2.2%
Bombardier, Inc., 6.000%, 10/15/22(a)	7,655,000	7,616,725
TransDigm, Inc., 6.000%, 07/15/22(a)	4,070,000	4,019,125

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Aerospace/Defense—continued
TransDigm, Inc., 6.500%, 07/15/24(a)	4,070,000	4,054,737
Triumph Group, Inc., 5.250%, 06/01/22	2,930,000	2,886,050

		18,576,637

Airlines 2.0%
Air Canada, 6.750%, 10/01/19(a)	1,360,000	1,445,000
Air Canada, 7.750%, 04/15/21(a)(e)	2,125,000	2,167,500
Air Canada, 8.750%, 04/01/20(a)	5,950,000	6,530,125
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 01/15/22(a)	3,968,953	4,088,022
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 10/11/23	2,494,000	2,523,928

		16,754,575

Auto Manufacturers 0.0%(a)(f)
General Motors Co. Escrow, 7.200%(e)(g)(h)(i)(j)	17,182,000	—
General Motors Co. Escrow, 8.375%(e)(g)(h)(i)(j)	36,800,000	—

		—

Banks 2.1%
Ally Financial, Inc., 5.125%, 09/30/24	3,615,000	3,542,700
Ally Financial, Inc., 7.500%, 09/15/20	3,010,000	3,469,025
Ally Financial, Inc., 8.000%, 03/15/20	770,000	897,050
CIT Group, Inc., 5.375%, 05/15/20	1,295,000	1,337,088
JPMorgan Chase & Co., Series S, 6.750%(b)(j)	3,325,000	3,492,912
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(a)	3,000,000	2,970,000
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(a)(e)	1,645,000	1,760,150

		17,468,925

	Shares or Principal Amount($)	Value($)
Building Materials 1.4%
Cemex Finance LLC, 9.375%, 10/12/22(a)	1,570,000	1,770,175
Cemex SAB de CV, 5.700%, 01/11/25(a)	4,150,000	3,998,525
Cemex SAB de CV, 7.250%, 01/15/21(a)	2,900,000	3,066,750
US Concrete, Inc., 8.500%, 12/01/18	1,330,000	1,423,100
USG Corp., 5.875%, 11/01/21(a)	1,730,000	1,764,600

		12,023,150

Chemicals 0.2%
Nufarm Australia Ltd., 6.375%, 10/15/19	1,685,000	1,720,806

Coal 1.1%
CONSOL Energy, Inc., 5.875%, 04/15/22(a)	4,300,000	4,235,500
Natural Resource Partners LP/NRP Finance Corp., 9.125%, 10/01/18	1,862,000	1,913,205
Peabody Energy Corp., 6.250%, 11/15/21(e)	3,005,000	2,794,650

		8,943,355

Commercial Services 5.1%
Alliance Data Systems Corp., 5.375%, 08/01/22(a)	2,390,000	2,318,300
Cenveo Corp., 6.000%, 08/01/19(a)	4,900,000	4,593,750
Cenveo Corp., 11.500%, 05/15/17(e)	3,310,000	3,334,825
Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17(a)	1,982,000	1,984,478
Harland Clarke Holdings Corp., 6.875%, 03/01/20(a)	1,680,000	1,713,600
Harland Clarke Holdings Corp., 9.250%, 03/01/21(a)	5,465,000	5,533,312
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)(e)	8,917,000	9,518,897
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(a)(e)	4,577,000	4,914,554
Quad/Graphics, Inc., 7.000%, 05/01/22(a)	5,195,000	5,019,669
TMS International Corp., 7.625%, 10/15/21(a)	4,350,000	4,545,750

		43,477,135

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Computers 0.4%
j2 Global, Inc., 8.000%, 08/01/20	3,020,000	3,261,600

Diversified Financial Services 5.1%
CNG Holdings, Inc., 9.375%, 05/15/20(a)	2,740,000	2,150,900
Community Choice Financial, Inc., 10.750%, 05/01/19	2,585,000	1,951,675
DFC Finance Corp., 10.500%, 06/15/20(a)	3,550,000	3,443,500
Enova International, Inc., 9.750%, 06/01/21(a)	2,725,000	2,725,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	4,865,000	4,792,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	4,700,000	4,829,250
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22(a)	560,000	540,400
International Lease Finance Corp., 6.250%, 05/15/19	2,285,000	2,448,377
International Lease Finance Corp., 8.250%, 12/15/20(e)	1,405,000	1,659,656
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	2,610,000	2,668,725
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	2,345,000	2,233,613
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	2,340,000	2,217,150
Navient Corp., 4.875%, 06/17/19, MTN	2,600,000	2,600,000
Navient Corp., 5.500%, 01/15/19, MTN	1,190,000	1,213,800
Navient LLC, 6.125%, 03/25/24, MTN	5,740,000	5,596,500
Walter Investment Management Corp., 7.875%, 12/15/21(a)(e)	2,525,000	2,487,125

		43,557,696

Electric 2.0%
Dynegy, Inc., 5.875%, 06/01/23(e)	5,352,000	4,990,740
GenOn Energy, Inc., 9.500%, 10/15/18	5,655,000	5,881,200

	Shares or Principal Amount($)	Value($)
Electric—continued
GenOn Energy, Inc., 9.875%, 10/15/20	2,070,000	2,152,800
NRG Energy, Inc., 6.250%, 05/01/24(a)	4,190,000	4,200,475

		17,225,215

Electrical Components & Equipment 0.4%
GrafTech International Ltd., 6.375%, 11/15/20	620,000	615,350
Zebra Technologies Corp., 7.250%, 10/15/22(a)(c)	2,765,000	2,799,563

		3,414,913

Energy-Alternate Sources 0.2%
First Wind Capital LLC, 10.250%, 06/01/18(a)	1,600,000	1,696,000

Engineering & Construction 0.6%
Aguila 3 SA, 7.875%, 01/31/18(a)	5,000,000	5,125,000

Entertainment 1.5%
Gibson Brands, Inc., 8.875%, 08/01/18(a)	2,647,000	2,587,442
GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	4,200,000	4,282,698
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(a)(e)	2,205,000	2,193,975
Mohegan Tribal Gaming Authority, 9.750%, 09/01/21(e)	960,000	970,800
WMG Acquisition Corp., 5.625%, 04/15/22(a)	2,378,000	2,378,000

		12,412,915

Environmental Control 1.1%
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18(e)	7,195,000	7,217,484
Tervita Corp., 10.875%, 02/15/18(a)(e)	2,545,000	2,545,000

		9,762,484

Food 2.5%
HJ Heinz Co., 4.250%, 10/15/20	8,585,000	8,531,344
Post Holdings, Inc., 6.000%, 12/15/22(a)(e)	1,570,000	1,436,550
Post Holdings, Inc., 6.750%, 12/01/21(a)	6,105,000	5,784,487

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Food—continued
Post Holdings, Inc., 7.375%, 02/15/22	5,125,000	5,073,750

		20,826,131

Forest Products & Paper 0.5%
Resolute Forest Products, Inc., 5.875%, 05/15/23(e)	4,699,000	4,343,638

Gas 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19(a)	1,302,000	1,275,960

Healthcare-Products 1.1%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,355,000	1,473,563
Physio-Control International, Inc., 9.875%, 01/15/19(a)	5,000,000	5,350,000
Teleflex, Inc., 5.250%, 06/15/24(a)	2,248,000	2,203,040

		9,026,603

Healthcare-Services 1.3%
HCA Holdings, Inc., 6.250%, 02/15/21	1,695,000	1,771,275
MedImpact Holdings, Inc., 10.500%, 02/01/18(a)	4,240,000	4,536,270
MPH Acquisition Holdings LLC, 6.625%, 04/01/22(a)	3,630,000	3,666,300
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,280,000	1,302,400

		11,276,245

Holding Companies-Diversified 0.4%
Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21(a)	3,335,000	3,351,675

Household Products/Wares 0.1%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(a)	863,000	908,308

Insurance 1.7%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	2,710,000	2,411,900
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24(e)	3,755,000	3,794,266

	Shares or Principal Amount($)	Value($)
Insurance—continued
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(b)	1,825,000	1,697,250
Genworth Financial, Inc., 6.150%, 11/15/66(b)	1,125,000	990,000
Hub Holdings LLC/Hub Holdings Finance, Inc., PIK, 8.125%, 07/15/19(a)	2,600,000	2,541,500
MBIA, Inc., 5.700%, 12/01/34	28,000	26,460
MBIA, Inc., 6.625%, 10/01/28(e)	2,500,000	2,550,000

		14,011,376

Internet 0.7%
Mood Media Corp., 9.250%, 10/15/20(a)	2,010,000	1,648,200
Pacnet Ltd., 9.000%, 12/12/18(a)	800,000	845,000
Zayo Group LLC/Zayo Capital Inc., 8.125%, 01/01/20	3,000,000	3,217,500

		5,710,700

Leisure Time 0.4%
Viking Cruises Ltd., 8.500%, 10/15/22(a)	2,860,000	3,110,250

Lodging 1.4%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20(a)	3,150,000	3,102,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)	4,005,000	4,225,275
Golden Nugget Escrow, Inc., 8.500%, 12/01/21(a)(e)	2,490,000	2,514,900
Wynn Macau Ltd., 5.250%, 10/15/21(a)	2,000,000	1,930,000

		11,772,925

Media 7.1%
Block Communications, Inc., 7.250%, 02/01/20(a)	2,690,000	2,790,875
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	2,870,000	2,755,200
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22(k)	5,920,000	5,794,200
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,465,000	2,452,675

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Media—continued
DISH DBS Corp., 5.000%, 03/15/23	4,575,000	4,389,141
DISH DBS Corp., 5.125%, 05/01/20	1,910,000	1,905,225
DISH DBS Corp., 5.875%, 07/15/22(k)	5,810,000	5,926,200
iHeartCommunications, Inc., 9.000%, 03/01/21	2,145,000	2,134,275
iHeartCommunications, Inc., PIK, 14.000%, 02/01/21(l)	5,069,750	4,621,922
Lee Enterprises, Inc., 9.500%, 03/15/22(a)	1,375,000	1,392,187
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	825,000	911,625
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.500%, 08/01/19(a)(e)	3,085,000	2,915,325
Nielsen Finance LLC/Neilsen Finance Co., 5.000%, 04/15/22(a)	1,285,000	1,256,088
Numericable Group SA, 6.000%, 05/15/22(a)	4,900,000	4,936,750
Numericable Group SA, 6.250%, 05/15/24(a)	2,450,000	2,443,875
Sinclair Television Group, Inc., 5.625%, 08/01/24(a)	2,615,000	2,516,937
Sirius XM Radio, Inc., 6.000%, 07/15/24(a)	2,530,000	2,567,950
Townsquare Radio LLC/Townsquare Radio, Inc., 9.000%, 04/01/19(a)	1,870,000	2,014,925
Univision Communications, Inc., 6.750%, 09/15/22(a)	2,784,000	2,978,880
VTR Finance BV, 6.875%, 01/15/24(a)	3,000,000	3,105,000

		59,809,255

Mining 2.7%
First Quantum Minerals Ltd., 6.750%, 02/15/20(a)	3,001,000	3,031,010
First Quantum Minerals Ltd., 7.000%, 02/15/21(a)	4,871,000	4,937,976
FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22(a)(e)	1,895,000	1,928,163
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(a)(e)	6,115,000	6,321,381

	Shares or Principal Amount($)	Value($)
Mining—continued
Imperial Metals Corp., 7.000%, 03/15/19(a)(e)	5,860,000	5,508,400
Vulcan Materials Co., 7.500%, 06/15/21(e)	940,000	1,099,800

		22,826,730

Miscellaneous Manufacturer 0.6%
Bombardier, Inc., 6.125%, 01/15/23(a)(k)	4,830,000	4,836,038

Oil & Gas 12.6%
Antero Resources Corp., 5.125%, 12/01/22(a)	3,560,000	3,462,100
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	2,525,000	2,487,125
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 9.250%, 08/15/21	4,513,000	4,603,260
California Resources Corp., 5.000%, 01/15/20(a)(c)	1,210,000	1,228,150
California Resources Corp., 5.500%, 09/15/21(a)(c)	1,210,000	1,228,150
California Resources Corp., 6.000%, 11/15/24(a)(c)	1,210,000	1,243,275
Chesapeake Energy Corp., 6.875%, 11/15/20	2,040,000	2,274,600
CITGO Petroleum Corp., 6.250%, 08/15/22(a)	2,655,000	2,761,200
EnQuest PLC, 7.000%, 04/15/22(a)	3,100,000	2,923,687
EXCO Resources, Inc., 7.500%, 09/15/18	2,305,000	2,201,275
Halcon Resources Corp., 8.875%, 05/15/21	9,515,000	9,372,275
Halcon Resources Corp., 9.750%, 07/15/20	5,012,000	5,099,710
Hercules Offshore, Inc., 7.500%, 10/01/21(a)(e)	2,565,000	2,064,825
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(a)	4,510,000	4,340,875
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(a)	2,820,000	2,679,000
Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19	4,075,000	3,993,500
Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 09/15/21	1,185,000	1,155,375

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,250,000	2,325,937
MEG Energy Corp., 6.375%, 01/30/23(a)	3,880,000	3,913,950
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	2,105,000	2,183,938
North Atlantic Drilling Ltd., 6.250%, 02/01/19(a)	6,600,000	5,940,000
Oasis Petroleum, Inc., 6.875%, 03/15/22	1,615,000	1,703,825
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,470,000	2,599,675
Ocean Rig UDW, Inc., 7.250%, 04/01/19(a)(e)	4,405,000	4,030,575
Offshore Drilling Holding SA, 8.625%, 09/20/20(a)	3,725,000	3,939,187
Petroleos de Venezuela SA, 6.000%, 11/15/26(a)	4,365,000	2,269,800
PetroQuest Energy, Inc., 10.000%, 09/01/17	1,935,000	2,019,656
Precision Drilling Corp., 5.250%, 11/15/24(a)	2,285,000	2,205,025
Range Resources Corp., 5.000%, 03/15/23	3,095,000	3,187,850
Rex Energy Corp., 8.875%, 12/01/20	2,880,000	3,096,000
Sanchez Energy Corp., 6.125%, 01/15/23(a)	1,275,000	1,262,633
SandRidge Energy, Inc., 7.500%, 03/15/21	4,255,000	4,148,625
Seadrill Ltd., 6.125%, 09/15/17(a)	3,275,000	3,262,719
United Refining Co., 10.500%, 02/28/18(k)	5,038,000	5,365,470

		106,573,247

Oil & Gas Services 0.5%
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,575,000	4,346,250

Pharmaceuticals 1.5%
Catamaran Corp., 4.750%, 03/15/21	4,200,000	4,039,875
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22(a)	4,430,000	4,374,625

	Shares or Principal Amount($)	Value($)
Pharmaceuticals—continued
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(a)(e)	2,160,000	2,278,800
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(a)	2,165,000	2,316,550

		13,009,850

Pipelines 2.4%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	4,520,000	4,531,300
Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22	938,000	923,930
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	2,302,000	2,394,080
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	8,705,000	8,944,387
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,050,000	2,091,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,475,000	1,522,938

		20,407,635

Real Estate 1.2%
CBRE Services, Inc., 5.000%, 03/15/23	4,400,000	4,355,560
Howard Hughes Corp., 6.875%, 10/01/21(a)	6,035,000	6,231,138

		10,586,698

Real Estate Investment Trust 0.7%
iStar Financial, Inc., 5.000%, 07/01/19	4,545,000	4,374,562
MPT Operating Partnership LP/MPT Finance Corp., 5.500%, 05/01/24	1,495,000	1,528,638

		5,903,200

Retail 4.5%
1011778 BC ULC/New Red Finance, Inc., 6.000%, 04/01/22(a)(c)	4,325,000	4,297,969

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Retail—continued
GameStop Corp., 5.500%, 10/01/19(a)(e)	2,200,000	2,172,500
Guitar Center, Inc., 6.500%, 04/15/19(a)(e)	1,255,000	1,129,500
Guitar Center, Inc., 9.625%, 04/15/20(a)(e)	5,380,000	4,129,150
JC Penney Corp., Inc., 5.650%, 06/01/20(e)	5,765,000	4,842,600
JC Penney Corp., Inc., 6.375%, 10/15/36(e)	4,592,000	3,558,800
Landry’s Holdings II, Inc., 10.250%, 01/01/18(a)	720,000	741,600
Limited Brands, Inc., 6.625%, 04/01/21	3,295,000	3,624,500
rue21, Inc., 9.000%, 10/15/21(a)	1,645,000	1,209,075
Sears Holdings Corp., 6.625%, 10/15/18(e)	10,045,000	8,990,275
Toys ‘R’ US-Delaware, Inc., 7.375%, 09/01/16(a)(e)	3,230,000	3,205,775

		37,901,744

Semiconductors 0.9%
Advanced Micro Devices, Inc., 7.000%, 07/01/24(e)	2,315,000	2,210,825
Micron Technology, Inc., 5.875%, 02/15/22(a)	4,875,000	5,045,625

		7,256,450

Software 0.6%
First Data Corp., 12.625%, 01/15/21	4,150,000	4,969,625

Telecommunication Services 12.5%
Alcatel-Lucent USA, Inc., 6.750%, 11/15/20(a)	2,490,000	2,527,350
Altice Financing SA, 6.500%, 01/15/22(a)	3,210,000	3,290,250
Altice SA, 7.750%, 05/15/22(a)	4,085,000	4,217,762
Avanti Communications Group PLC, 10.000%, 10/01/19(a)	6,365,000	6,333,175
Avaya, Inc., 7.000%, 04/01/19(a)	1,985,000	1,925,450
Avaya, Inc., 9.000%, 04/01/19(a)	2,130,000	2,145,975
B Communications Ltd., 7.375%, 02/15/21(a)	3,975,000	4,228,406
DigitalGlobe, Inc., 5.250%, 02/01/21(a)(e)	2,550,000	2,448,000

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Intelsat Luxembourg SA, 7.750%, 06/01/21	2,250,000	2,292,188
Level 3 Financing, Inc., 6.125%, 01/15/21(a)	6,895,000	7,101,850
Level 3 Financing, Inc., 8.125%, 07/01/19	1,695,000	1,805,175
Level 3 Financing, Inc., 8.625%, 07/15/20	3,855,000	4,173,037
NII International Telecom SCA, 7.875%, 08/15/19(a)(e)(i)	4,815,000	3,214,013
NII International Telecom SCA., 11.375%, 08/15/19(a)(e)(i)	3,705,000	2,491,613
Nortel Networks Ltd., 10.750%, 07/15/16(e)(i)(k)	3,885,000	4,419,187
Sprint Capital Corp., 6.875%, 11/15/28	7,690,000	7,343,950
Sprint Corp., 7.125%, 06/15/24(a)	3,440,000	3,465,800
Sprint Corp., 7.875%, 09/15/23(a)	3,570,000	3,784,200
T-Mobile USA, Inc., 6.000%, 03/01/23	2,330,000	2,327,088
T-Mobile USA, Inc., 6.125%, 01/15/22(e)	3,630,000	3,648,150
T-Mobile USA, Inc., 6.250%, 04/01/21	2,340,000	2,363,400
T-Mobile USA, Inc., 6.375%, 03/01/25	2,330,000	2,324,175
T-Mobile USA, Inc., 6.633%, 04/28/21	3,890,000	3,987,250
Trilogy International Partners LLC / Trilogy International Finance, Inc., 10.250%, 08/15/16(a)	7,855,000	8,026,828
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,985,000	4,283,875
ViaSat, Inc., 6.875%, 06/15/20	3,945,000	4,181,700
Wind Acquisition Finance SA, 7.375%, 04/23/21(a)	6,925,000	6,959,625

		105,309,472

Transportation 1.6%
CHC Helicopter SA, 9.250%, 10/15/20(k)	4,122,000	4,389,930
Eletson Holdings, 9.625%, 01/15/22(a)(e)	3,100,000	3,162,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Transportation—continued
Florida East Coast Holdings Corp., 6.750%, 05/01/19(a)	2,050,000	2,091,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21(a)	1,916,000	1,848,940
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22(a)	2,375,000	2,256,250

		13,748,120

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(a)	835,000	870,488

Total Corporate Bonds (Cost $728,649,064)		725,113,395

Convertible Corporate Bond 0.3%
Auto Parts & Equipment 0.3%
Meritor, Inc., 4.625%, 03/01/26(e)	2,145,000	2,226,778

Total Convertible Corporate Bond (Cost $1,889,349)		2,226,778

Municipal Bonds 1.0%
Puerto Rico 1.0%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	7,800,000	6,864,156
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	2,165,000	1,819,055

		8,683,211

Total Municipal Bonds (Cost $8,910,245)		8,683,211

Preferred Stock 0.4%
Diversified Financial Services 0.4%
GMAC Capital Trust I, Series 2, 8.125%(b)	121,110	3,222,737

Total Preferred Stock (Cost $3,027,750)		3,222,737

Common Stocks 0.9%
Auto Manufacturers 0.8%
General Motors Co.	228,862	7,309,852

	Shares or Principal Amount($)	Value($)
Energy-Alternate Sources 0.1%
Aventine Renewable Energy Holdings, Inc.*(g)(i)	52,974	476,766

Total Common Stocks (Cost $12,340,553)		7,786,618

Short-Term Investment 12.3%
RidgeWorth Funds Securities Lending Joint Account(m)	104,241,220	104,241,220

Total Short-Term Investment (Cost $104,241,220)		104,241,220

Money Market Fund 0.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(n)	5,950,030	5,950,030

Total Money Market Fund (Cost $5,950,030)		5,950,030

Total Investments (Cost $911,620,091) — 106.8%		903,272,798
Liabilities in Excess of Other Assets — (6.8)%		(57,854,421)

Net Assets — 100.0%		$845,418,377

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 52.2% of net assets as of September 30, 2014.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $102,283,983.

(f)	Less than 0.05% of Net Assets.

(g)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(h)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 0% of net assets as of September 30, 2014.

(i)	Security is in default.

(j)	Perpetual maturity.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

High Income Fund — concluded

(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(l)	Rate shown is 12.000% Cash and 2.000% PIK.

(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014 (See Note 2(k)).

(n)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

GO	—	General Obligation
MTN	—	Medium Term Note
PIK	—	Payment in-kind
RB	—	Revenue Bond
ULC	—	Unlimited Liability Company

Centrally Cleared Credit Default Swap Contracts — Sell Protection

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	ExpirationDate	Implied Credit Spread*	Value	Unrealized Depreciation
CDX.NA.HY.22	Credit Suisse First Boston (CME)	$13,365,000	5.000%	06/20/19	35.317%	$808,692	$(46,322)
CDX.NA.HY.22	JPMorgan (CME)	8,415,000	5.000	06/20/19	35.317	509,176	(40,948)

						$1,317,868	$(87,270)

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in CDX.NA.HY.22.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2014.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 1.0%
Credit Card 1.0%
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	2,920,000	2,920,701

Total Asset-Backed Security (Cost $2,919,212)		2,920,701

Collateralized Mortgage Obligations 1.6%
Agency Collateralized Planned Amortization Class Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corporation
Series 4274, Cl PN, REMIC, 3.500%, 10/15/35	3,634,727	3,783,129

Commercial Mortgage Backed Securities 0.3%
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Cl A3, 5.623%, 11/15/30(a)	1,045,496	1,044,844

Total Collateralized Mortgage Obligations (Cost $4,831,590)		4,827,973

Corporate Bonds 28.1%
Aerospace/Defense 0.4%
L-3 Communications Corp., 3.950%, 05/28/24	1,203,000	1,193,627

Agriculture 0.5%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	1,395,000	1,405,606

Airlines 0.8%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 07/15/24	1,434,832	1,538,857
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 10/11/27, Series A(c)	738,000	741,690

		2,280,547

Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	675,000	715,826
Volkswagen International Finance, 2.375%, 03/22/17(b)	492,000	504,846

		1,220,672

	Shares or Principal Amount($)	Value($)
Auto Parts & Equipment 0.2%
Delphi Corp., 4.150%, 03/15/24	614,000	626,364

Banks 6.9%
Bank of America Corp., 1.700%, 08/25/17, MTN	1,028,000	1,023,558
Bank of America Corp., 2.600%, 01/15/19	1,117,000	1,114,824
Bank of America Corp., 4.000%, 04/01/24	474,000	478,940
Bank of America NA, 1.250%, 02/14/17	512,000	510,410
Citigroup, Inc., 2.500%, 09/26/18	1,751,000	1,762,389
Credit Suisse New York, 3.625%, 09/09/24, MTN	898,000	885,974
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	1,527,000	1,523,073
HSBC Bank PLC, 3.500%, 06/28/15(b)	511,000	522,493
Huntington National Bank (The), 1.300%, 11/20/16	962,000	962,848
Intesa Sanpaolo SpA, 5.017%, 06/26/24(b)	961,000	936,337
JPMorgan Chase & Co., Series V, 5.000%(a)(d)	1,378,000	1,343,274
KeyBank NA, 1.650%, 02/01/18	731,000	728,126
Morgan Stanley, 4.350%, 09/08/26, MTN	493,000	484,529
Morgan Stanley, 5.000%, 11/24/25	1,773,000	1,854,221
Morgan Stanley, Series F, 3.875%, 04/29/24, Series F	804,000	803,166
UBS AG, 2.375%, 08/14/19, MTN	1,438,000	1,425,371
US Bancorp, 3.600%, 09/11/24, MTN	1,387,000	1,370,664
US Bank NA, 1.100%, 01/30/17	760,000	759,236
Wells Fargo & Co., 1.250%, 02/13/15, MTN	817,000	819,778
Wells Fargo & Co., 4.100%, 06/03/26, MTN	1,420,000	1,415,009

		20,724,220

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	636,000	600,983

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Intermediate Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Beverages—continued
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	650,000	664,041

		1,265,024

Chemicals 0.2%
Praxair, Inc., 4.625%, 03/30/15	605,000	617,757

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	373,000	384,233
ERAC USA Finance LLC, 3.850%, 11/15/24(b)	441,000	441,800
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	487,000	500,960

		1,326,993

Computers 1.3%
Apple, Inc., 2.850%, 05/06/21	1,285,000	1,287,521
IBM Corp., 1.250%, 02/06/17	839,000	841,825
International Business Machines Corp., 0.875%, 10/31/14	1,740,000	1,740,933

		3,870,279

Diversified Financial Services 2.1%
American Express Credit Corp., 2.375%, 03/24/17, MTN	326,000	333,594
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	763,000	833,307
General Electric Capital Corp., 3.450%, 05/15/24, MTN	701,000	703,076
John Deere Capital Corp., 1.250%, 12/02/14, MTN	998,000	999,715
Lazard Group LLC, 4.250%, 11/14/20	1,388,000	1,451,042
Lazard Group LLC, 6.850%, 06/15/17	242,000	272,664
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	454,000	460,866
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	410,000	418,226
Woodside Finance Ltd., 4.600%, 05/10/21(b)	668,000	722,098

		6,194,588

Electric 0.2%
Dominion Resources, Inc., 1.950%, 08/15/16	249,000	253,118
Exelon Generation Co. LLC, 6.200%, 10/01/17	295,000	331,719

		584,837

	Shares or Principal Amount($)	Value($)
Electronics 0.2%
Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	681,000	705,080

Healthcare-Services 0.4%
Howard Hughes Medical Institute, 3.500%, 09/01/23	560,000	576,971
UnitedHealth Group, Inc., 2.875%, 03/15/23	619,000	604,301

		1,181,272

Insurance 1.2%
American International Group, Inc., 5.850%, 01/16/18, MTN	1,113,000	1,252,039
Berkshire Hathaway, Inc., 3.200%, 02/11/15	814,000	822,445
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	163,000	174,926
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	737,000	827,916
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	422,000	449,669

		3,526,995

Media 1.2%
British Sky Broadcasting Group PLC, 2.625%, 09/16/19(b)	354,000	353,787
Comcast Corp., 3.375%, 02/15/25	3,053,000	3,011,391
Time Warner Cable, Inc., 4.000%, 09/01/21	303,000	318,821

		3,683,999

Mining 2.8%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	398,000	431,029
Barrick Gold Corp., 3.850%, 04/01/22	2,266,000	2,179,828
Barrick Gold Corp., 4.100%, 05/01/23	1,106,000	1,062,750
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	1,039,000	1,040,108
Newmont Mining Corp., 3.500%, 03/15/22	4,072,000	3,775,583

		8,489,298

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Intermediate Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	256,000	259,690
General Electric Co., 2.700%, 10/09/22	518,000	504,189
General Electric Co., 5.250%, 12/06/17	214,000	237,423

		1,001,302

Oil & Gas 1.3%
BP Capital Markets PLC, 2.248%, 11/01/16	416,000	426,702
Continental Resources, Inc., 3.800%, 06/01/24	715,000	700,354
Ensco PLC, 4.500%, 10/01/24	454,000	455,529
Marathon Petroleum Corp., 3.625%, 09/15/24	2,240,000	2,192,644

		3,775,229

Oil & Gas Services 0.5%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	331,000	342,403
Weatherford International Ltd., 5.125%, 09/15/20	993,000	1,082,994

		1,425,397

Pharmaceuticals 0.2%
Express Scripts Holding Co., 2.650%, 02/15/17	303,000	311,578
Novartis Securities Investment Ltd., 5.125%, 02/10/19	222,000	249,318

		560,896

Pipelines 1.1%
Enterprise Products Operating LLC, 3.350%, 03/15/23	1,002,000	986,187
Kinder Morgan Energy Partners LP, 3.450%, 02/15/23	1,132,000	1,081,624
Spectra Energy Partners LP, 2.950%, 09/25/18	1,237,000	1,275,134

		3,342,945

Real Estate Investment Trust 0.9%
American Tower Corp., 3.500%, 01/31/23	414,000	393,582
American Tower Corp., 5.000%, 02/15/24	1,076,000	1,127,780
Digital Realty Trust LP, 5.875%, 02/01/20(c)	978,000	1,086,652

		2,608,014

Retail 0.4%
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,331,000	1,312,938

	Shares or Principal Amount($)	Value($)
Semiconductors 0.8%
Analog Devices, Inc., 3.000%, 04/15/16	360,000	371,155
Intel Corp., 1.950%, 10/01/16	298,000	304,565
TSMC Global Ltd., 1.625%, 04/03/18(b)	1,586,000	1,566,104

		2,241,824

Software 0.2%
Oracle Corp., 1.200%, 10/15/17	323,000	320,671
Oracle Corp., 2.375%, 01/15/19	397,000	402,233

		722,904

Telecommunication Services 1.9%
AT&T, Inc., 2.375%, 11/27/18	1,374,000	1,386,854
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	861,000	846,913
Cisco Systems, Inc., 2.125%, 03/01/19	729,000	728,634
Cisco Systems, Inc., 5.500%, 02/22/16	298,000	317,339
Verizon Communications, Inc., 5.150%, 09/15/23	2,250,000	2,491,580

		5,771,320

Transportation 0.9%
Burlington Northern Santa Fe LLC, 3.400%, 09/01/24	2,087,000	2,057,899
Union Pacific Corp., 3.250%, 01/15/25	604,000	600,191

		2,658,090

Total Corporate Bonds (Cost $82,989,313)		84,318,017

Municipal Bond 0.9%
New York 0.9%
Utility Debt Securitization Authority, Series T, RB, 2.554%, 06/15/22	2,605,000	2,616,462

Total Municipal Bond (Cost $2,604,872)		2,616,462

U.S. Treasury Obligations 66.2%
U.S. Treasury Notes 66.2%
0.375%, 11/15/15	21,954,000	21,998,588
0.500%, 06/15/16	37,196,000	37,230,890
0.875%, 02/28/17	50,692,000	50,743,503
0.750%, 02/28/18	1,239,000	1,215,382
1.375%, 07/31/18	31,422,000	31,294,364

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Intermediate Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
U.S. Treasury Notes—continued
1.500%, 01/31/19	38,692,000	38,450,175
2.375%, 08/15/24	17,744,000	17,538,844

Total U.S. Treasury Obligations (Cost $198,517,165)		198,471,746

Foreign Government Bonds 1.0%
Sovereign 1.0%
Brazilian Government International Bond, 4.250%, 01/07/25	723,000	715,770
Indonesia Government International Bond, 3.375%, 04/15/23(b)	1,475,000	1,371,750
Mexico Government International Bond, 4.000%, 10/02/23	398,000	411,333
Turkey Government International Bond, 7.375%, 02/05/25(c)	392,000	465,500

Total Foreign Government Bonds (Cost $2,932,917)		2,964,353

Short-Term Investment 0.8%
RidgeWorth Funds Securities Lending Joint Account(e)	2,361,110	2,361,110

Total Short-Term Investment (Cost $2,361,110)		2,361,110

Money Market Fund 2.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(f)	7,492,444	7,492,444

Total Money Market Fund (Cost $7,492,444)		7,492,444

Total Investments (Cost $304,648,623) — 102.1%		305,972,806
Liabilities in Excess of Other Assets — (2.1)%		(6,198,003)

Net Assets — 100.0%		$299,774,803

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2014. Less than 0.05% of Net Assets.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.0% of net assets as of September 30, 2014.

(c)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $2,297,849.
(d)	Perpetual maturity.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014 (See Note 2(k)).

(f)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.5%
Alabama 2.4%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,543,025
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	2,920,320
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,512,090

		15,975,435

Alaska 7.4%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	21,190,140
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	15,500,000	18,670,215
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,652,077

		48,512,432

California 22.5%
Bay Area Toll Authority, Series C, RB, 1.875%, 04/01/47(c)	5,130,000	5,230,599
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,256,875
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/33	6,500,000	7,969,585
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,620,886
California State, GO, 5.000%, 12/01/27	8,890,000	10,512,247
California State, GO, 5.000%, 12/01/28	2,500,000	2,942,150
California State, GO, 5.000%, 12/01/30	5,000,000	5,809,300
California State, GO, 5.000%, 05/01/31	9,000,000	10,473,390

	Shares or Principal Amount($)	Value($)
California—continued
California State, GO, 5.000%, 12/01/31	4,000,000	4,630,040
California State, GO, 6.500%, 04/01/33(b)	24,500,000	29,934,100
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33(b)	10,000,000	12,026,300
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	5,919,000
Los Angeles County Regional Financing Authority, Series B-2, RB, 3.000%, 11/15/20, CA MTG INS	1,500,000	1,531,050
Port of Los Angeles, Series A, AMT, RB, 5.000%, 08/01/35	6,000,000	6,818,100
Port of Los Angeles, Series B, RB, 5.000%, 08/01/30	1,285,000	1,526,542
Port of Los Angeles, Series B, RB, 5.000%, 08/01/36	1,985,000	2,293,449
San Francisco City & County Airports Comm-San Francisco International Airport, Series A, AMT, RB, 5.000%, 05/01/39	1,500,000	1,661,235
San Francisco City & County Airports Comm-San Francisco International Airport, Series A, AMT, RB, 5.000%, 05/01/40	1,000,000	1,105,780
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,677,150
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,604,170
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,974,300
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	6,093,314

		148,609,562

District of Columbia 1.4%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	9,435,840

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Florida 2.3%
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/20	2,285,000	2,696,414
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,336,280
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,497,700
Orlando FL Contract Tourist DE, 5.250%, 11/01/34	3,785,000	4,427,920
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, AGM	2,000,000	2,000,280

		14,958,594

Georgia 0.6%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/27	2,400,000	2,689,968
Private Colleges & Universities Authority, RB, 5.000%, 04/01/29	1,250,000	1,382,363

		4,072,331

Guam 0.8%
Guam Power Authority, Series A, RB, 5.000%, 10/01/28(d)	1,000,000	1,120,300
Guam Power Authority, Series A, RB, 5.000%, 10/01/33, AGM(d)	750,000	846,285
Guam Power Authority, Series A, RB, 5.000%, 10/01/39, AGM(d)	3,200,000	3,573,536

		5,540,121

Illinois 9.5%
Chicago, Series A, GO, 5.000%, 01/01/34	4,750,000	4,859,155
Chicago, Series A, GO, 5.250%, 01/01/30	7,200,000	7,621,272
Chicago, Series A, GO, 5.250%, 01/01/32	6,000,000	6,295,380
Chicago, Series A, GO, 5.250%, 01/01/33	6,000,000	6,267,780
Chicago, Series C, GO, 5.000%, 01/01/26	3,400,000	3,522,128
Chicago, Series C, GO, 5.000%, 01/01/27	8,000,000	8,243,200

	Shares or Principal Amount($)	Value($)
Illinois—continued
Chicago Board of Education, Series A, GO, 5.250%, 12/01/26, AGC-ICC	3,290,000	3,592,121
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(b)	7,680,000	7,772,928
Chicago IL Wastewater Transmission Revenue, RB, 5.000%, 01/01/39	1,000,000	1,101,840
Chicago IL Waterworks Revenue, RB, 5.000%, 11/01/31	1,500,000	1,695,225
Chicago Public Building Commission, RB, 5.250%, 12/01/18, NATL-RE	2,625,000	2,955,383
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	5,007,101
Illinois State, GO, 5.250%, 04/01/27	1,500,000	1,606,785
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,301,660

		62,841,958

Kansas 4.8%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	29,553,447
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,227,180

		31,780,627

Louisiana 0.6%
Louisiana State University & Agricultural & Mechanical College, RB, 5.000%, 07/01/27(d)	1,000,000	1,189,890
Louisiana State University & Agricultural & Mechanical College, RB, 5.000%, 07/01/28(d)	1,200,000	1,413,804

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Louisiana—continued
Louisiana State University & Agricultural & Mechanical College, RB, 5.000%, 07/01/31(d)	1,280,000	1,489,139

		4,092,833

Maryland 2.7%
Baltimore County, GO, 5.000%, 08/01/15	2,810,000	2,924,227
Maryland State, Series A, GO, 5.000%, 03/01/24	3,640,000	4,398,940
Maryland State Department of Transportation, Series B, RB, 5.000%, 02/15/19	9,000,000	10,243,530

		17,566,697

Massachusetts 2.4%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,540,041
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/30, Pre-refunded 08/15/2015 @ 100, AGM	3,500,000	3,648,050
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 09/01/18, Pre-refunded 09/01/2015 @ 100	5,310,000	5,545,870

		15,733,961

Michigan 2.4%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	15,998,360

Missouri 1.1%
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20	6,500,000	7,288,190

New Jersey 2.3%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	9,018,002
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	6,439,315

		15,457,317

	Shares or Principal Amount($)	Value($)
New York 14.6%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,114,033
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(b)	15,330,000	17,632,106
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,723,100
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 11/01/15	16,125,000	16,970,917
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,612,550
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 11/01/38	7,000,000	7,939,190
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 09/01/31	3,975,000	4,517,349
Port Authority of New York & New Jersey, RB, 5.000%, 09/01/32	7,000,000	8,245,930
Port Authority of New York & New Jersey, RB, 5.000%, 09/01/33	4,500,000	5,271,345
Port Authority of New York & New Jersey, RB, 5.000%, 09/01/35	2,500,000	2,905,200
Sales Tax Asset Receivable Corp., Series A, RB, 5.000%, 10/15/27(d)	4,000,000	4,896,160
Sales Tax Asset Receivable Corp., Series A, RB, 5.000%, 10/15/30(d)	1,750,000	2,107,053
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/20	2,000,000	2,150,320

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
New York—continued
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/21	2,000,000	2,223,480
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/22	1,000,000	1,111,400

		96,420,133

North Carolina 2.8%
Wake County, GO, 5.000%, 09/01/21	15,420,000	18,728,207

Oregon 0.4%
Oregon State Department of Transportation, Highway User Tax, Series B, RB, 5.000%, 11/15/17, Pre-refunded 11/15/2014 @ 100	2,500,000	2,515,200

Pennsylvania 3.4%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,449,950
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 01/01/22	3,000,000	3,342,000
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,898,310
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,920,850

		22,611,110

Texas 8.9%
City Public Service Board of San Antonio, RB, 5.000%, 02/01/19(d)	2,200,000	2,559,370
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,574,990

	Shares or Principal Amount($)	Value($)
Texas—continued
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	7,113,240
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, AGM	1,185,000	1,190,570
Montgomery County, Series A, GO, 5.000%, 03/01/27	2,000,000	2,402,760
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, NATL-RE	2,690,000	2,717,250
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 100	1,875,000	1,905,506
Texas State, Series A, GO, 5.000%, 10/01/27	7,115,000	8,689,407
Texas State, Series A, GO, 5.000%, 10/01/28	3,000,000	3,643,110
Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,779,800
Texas State University Systems Financing, RB, 5.000%, 03/15/18, AGM	5,035,000	5,145,418
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD	5,000,000	5,733,900

		58,455,321

Virginia 0.3%
Norfolk, Series C, GO, 5.000%, 04/01/23	1,875,000	2,083,369

Washington 3.9%
Energy Northwest, Series C, RB, 5.000%, 07/01/24	4,000,000	4,522,080
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,578,211
Washington State, Series R-2015 A, GO, 5.000%, 07/01/18	9,000,000	10,358,550

		25,458,841

Total Municipal Bonds (Cost $602,170,563)		644,136,439

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 4.1%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%	27,255,565	27,255,565

Total Money Market Fund (Cost $27,255,565)		27,255,565

Total Investments (Cost $629,426,128) — 101.6%		671,392,004
Liabilities in Excess of Other Assets — (1.6)%		(10,712,893)

Net Assets — 100.0%		$660,679,111

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2014.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis. Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AGC-ICC	—	Assured Guaranty Corporation Insured Custody Certificates
AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
CA MTG INS	—	California Mortgage Insurance
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond
ST APPROP	—	State Appropriation

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 41.3%
Automobiles 14.4%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2B, 0.436%, 10/10/17(a)	280,000	279,966
BMW Vehicle Owner Trust, Series 2011-A, Cl A4, 1.030%, 02/26/18	173,232	173,612
Mercedes Benz Auto Lease Trust, Series 2014-A, Cl A2B, 0.334%, 06/15/16(a)	330,000	330,009
Santander Drive Auto Receivables Trust, Series 2012-AA, Cl A3, 0.650%, 03/15/17(b)	172,870	172,948

		956,535

Credit Card 21.0%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.604%, 02/15/19	400,000	397,925
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.514%, 12/16/19(a)	300,000	300,288
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.434%, 01/15/19(a)	300,000	298,809
Discover Card Master Trust, Series 2013-A1, Cl A1, 0.454%, 08/17/20(a)	400,000	400,163

		1,397,185

Other 1.9%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Cl A1, 1.833%, 02/15/16	126,137	126,777

Student Loan Asset Backed Security 4.0%
SLM Student Loan Trust, Series 2012-7, Cl A1, 0.315%, 02/27/17(a)	68,253	68,170
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.405%, 09/25/19(a)	200,000	199,711

		267,881

Total Asset-Backed Securities (Cost $2,748,154)		2,748,378

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 52.5%
Agency Collateralized Mortgage Obligations 52.5%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.354%, 03/15/24(a)	1,269,528	1,273,981
Series 4231, Cl FD, REMIC, 0.504%, 10/15/32(a)	903,332	902,066

		2,176,047

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.455%, 11/25/24(a)	962,683	964,443
Series 2010-90, Cl MF, 0.555%, 04/25/28(a)	350,433	351,255

		1,315,698

Total Collateralized Mortgage Obligations (Cost $3,476,211)		3,491,745

Money Market Fund 6.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	408,334	408,334

Total Money Market Fund (Cost $408,334)		408,334

Total Investments (Cost $6,632,699) — 100.0%		6,648,457
Other Assets in Excess of Liabilities — 0.0%(d)		2,565

Net Assets — 100.0%		$6,651,022

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.6% of net assets as of September 30, 2014.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

(d)	Less than 0.05% of Net Assets.

Investment Abbreviations

REMIC —Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 13.9%
Agency Collateralized Mortgage Obligations 11.5%
Federal Home Loan Mortgage Corporation
Series 3800, Cl CB, REMIC, 3.500%, 02/15/26	159,000	165,017
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26(a)	800,000	830,057

		995,074

Federal National Mortgage Association
Series 2012-17, Cl BC, 3.500%, 03/25/27	96,000	98,693

		1,093,767

Commercial Mortgage Backed Securities 2.4%
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Cl AS, 5.500%, 08/15/46(b)(c)	200,000	227,415

Total Collateralized Mortgage Obligations (Cost $1,339,402)		1,321,182

U.S. Government Agency Mortgages 80.6%
Federal Home Loan Mortgage Corporation
Pool #C01785, 5.000%, 02/01/34	259,059	286,431
Pool #G01828, 4.500%, 04/01/35	222,554	241,422
Pool #A47828, 3.500%, 08/01/35	224,813	231,538
Pool #G03092, 5.500%, 07/01/37	200,097	224,506
Pool #A85718, 4.000%, 04/01/39	90,894	96,287
Pool #G08347, 4.500%, 06/01/39	47,116	50,838
Pool #A89148, 4.000%, 10/01/39	88,092	92,870
Pool #G08372, 4.500%, 11/01/39	96,235	103,863
Pool #A93101, 5.000%, 07/01/40	191,419	211,739
Pool #A93617, 4.500%, 08/01/40	99,499	107,408
Pool #A94362, 4.000%, 10/01/40	57,343	60,699
Pool #A95084, 4.000%, 11/01/40	50,087	53,424
Pool #G06802, 4.500%, 10/01/41	187,019	201,856
Pool #Q12102, 3.000%, 10/01/42	144,849	143,706
Pool #Q13634, 3.000%, 11/01/42	196,857	195,914
Pool #849139, 3.200%, 09/01/43(b)(d)	97,796	100,463

		2,402,964

Federal National Mortgage Association
Pool #AK6980, 2.500%, 03/01/27	474,250	479,786
Pool #AB1763, 4.000%, 11/01/30	118,256	126,415
Pool #MA0919, 3.500%, 12/01/31	317,394	331,197
Pool #MA0976, 3.500%, 02/01/32	86,410	90,171
Pool #730727, 5.000%, 08/01/33	179,033	199,208

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #745044, 4.500%, 08/01/35	70,863	76,794
Pool #AL0049, 6.000%, 12/01/35	75,214	85,569
Pool #AI7951, 4.500%, 08/01/36	105,077	113,433
Pool #AK6960, 4.000%, 03/01/37	522,941	552,492
Pool #AK6957, 4.000%, 03/01/37	413,832	437,473
Pool #889529, 6.000%, 03/01/38	152,333	173,424
Pool #AU4728, 4.000%, 09/01/38	170,309	180,135
Pool #AE0215, 4.000%, 12/01/39	20,039	21,146
Pool #AD8033, 4.000%, 08/01/40	37,645	39,726
Pool #AB1343, 4.500%, 08/01/40	121,095	132,086
Pool #AC4624, 3.500%, 10/01/40	249,839	256,065
Pool #AE4113, 4.000%, 10/01/40	47,796	50,492
Pool #AE0624, 4.000%, 11/01/40	134,109	141,580
Pool #AE4414, 4.000%, 11/01/40	51,636	54,490
Pool #AE5143, 4.000%, 11/01/40	47,492	50,118
Pool #AL0005, 4.500%, 01/01/41	56,874	61,540
Pool #AB2265, 4.000%, 02/01/41	218,375	231,565
Pool #MA0639, 4.000%, 02/01/41	68,315	72,091
Pool #AB2694, 4.500%, 04/01/41	77,321	83,747
Pool #AL0215, 4.500%, 04/01/41	105,266	113,938
Pool #AK0205, 4.500%, 09/01/41	34,213	36,934
Pool #MA1044, 3.000%, 04/01/42	662,706	655,232
Pool #AO2970, 3.000%, 05/01/42	39,910	39,456
Pool #AT0681, 3.000%, 03/01/43	182,643	180,404
Pool #AT0682, 3.000%, 04/01/43	201,555	199,084

		5,265,791

Total U.S. Government Agency Mortgages (Cost $7,514,853)		7,668,755

U.S. Treasury Obligation 2.6%
U.S. Treasury Note 2.6%
1.500%, 01/31/19	252,000	250,425

Total U.S. Treasury Obligation (Cost $250,388)		250,425

Money Market Fund 2.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(e)	260,557	260,557

Total Money Market Fund (Cost $260,557)		260,557

Total Investments (Cost $9,365,200) — 99.8%		9,500,919
Other Assets in Excess of Liabilities — 0.2%		20,471

Net Assets — 100.0%		$9,521,390

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Limited-Term Federal Mortgage Securities Fund — concluded

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.4% of net assets as of September 30, 2014.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

REMIC — Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)

Municipal Bonds 93.3%
Alabama 0.6%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	212,803

California 4.5%
California State, GO, 5.000%, 02/01/20	645,000	764,086
California State, GO, 5.000%, 09/01/33	750,000	857,145

		1,621,231

Guam 3.1%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,109,630

Illinois 0.7%
Chicago, Series A, GO, 5.250%, 01/01/33	260,000	271,604

North Carolina 82.0%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,148,830
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,242,767
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,095,050
Guilford County, GO, 4.000%, 10/01/14	1,075,000	1,075,118
Iredell County, COP, 5.000%, 06/01/17, AMBAC	1,020,000	1,095,286
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM	1,000,000	1,102,920
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,125,940
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,500,000	1,610,445
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	1,000,000	1,267,360
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33	1,500,000	1,737,345

	Shares or Principal Amount($)	Value($)

North Carolina—continued
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20	1,600,000	1,883,616
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.000%, 01/01/30	2,000,000	2,253,480
North Carolina State, Series A, GO, 5.000%, 06/01/17	1,950,000	2,179,515
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,500,000	1,627,455
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	3,000,000	3,452,430
Raleigh, Series B, GO, 5.000%, 04/01/26	1,000,000	1,186,800
Raleigh Combined Enterprise System Revenue, Series A, RB, 5.000%, 03/01/27	1,250,000	1,494,325
Union County, Series A, GO, 5.000%, 03/01/22	1,190,000	1,438,258
University of North Carolina at Greensboro, RB, 5.000%, 04/01/39	1,500,000	1,701,315

		29,718,255

South Carolina 2.4%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	881,347

Total Municipal Bonds (Cost $31,829,848)		33,814,870

Money Market Fund 5.7%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	2,062,425	2,062,425

Total Money Market Fund (Cost $2,062,425)		2,062,425

Total Investments (Cost $33,892,273) — 99.0%		35,877,295
Other Assets in Excess of Liabilities — 1.0%		353,427

Net Assets — 100.0%		$36,230,722

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2014.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

North Carolina Tax-Exempt Bond Fund — concluded

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
GO	—	General Obligation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 89.9%
Aerospace/Defense 2.8%
Air Canada, Term Loan B, 5.500%, 09/20/19(a)(b)	37,760,363	38,090,766
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	20,085,625	18,528,989
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 06/01/20(a)(b)	4,190,288	4,129,529
DAE Aviation Holdings, Inc., New Term Loan B1, 5.000%, 11/02/18(a)(b)	13,958,656	13,993,553
DAE Aviation Holdings, Inc., 2018 Term Loan B2, 5.000%, 11/02/18(a)(b)	5,653,480	5,667,613
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.750%, 08/05/19(a)(b)	12,015,000	12,090,094
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	18,976,025	18,768,427
TASC, Inc., 2014 Term Loan B, 6.500%, 05/30/20(a)(b)	20,378,925	19,557,450
TASC, Inc., 2nd Lien Term Loan, 12.000%, 05/30/21(a)(b)	8,960,000	8,724,800
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	25,373,408	24,916,687
Transdigm, Inc., Term Loan D, 3.750%, 06/04/21(a)(b)	9,012,413	8,843,430
US Airways Group, Inc., New Term Loan B1, 3.500%, 05/23/19(a)(b)	21,789,900	21,217,915
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	6,757,192	6,700,161
WP CPP Holdings LLC, New 2nd Lien Term Loan, 8.750%, 04/30/21(a)(b)	2,870,000	2,867,302
Wyle Services Corp., New Term Loan B, 5.000%, 05/21/21(a)(b)	5,840,650	5,818,748

		209,915,464

	Shares or Principal Amount($)	Value($)
Auto Manufacturers 1.3%
Allison Transmission, Inc., New Term Loan B3, 3.750%, 08/23/19(a)(b)	4,433,969	4,382,491
Chrysler Group LLC, 2018 Term Loan B, 3.250%, 12/31/18(a)(b)	22,457,150	22,036,078
Chrysler Group LLC, New Term Loan B, 3.500%, 05/24/17(a)(b)	35,572,452	35,261,193
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(a)(b)	7,067,288	6,974,565
Navistar International Corp., Term Loan B, 5.750%, 08/17/17(a)(b)	3,000,000	3,003,750
Remy International, Inc., New Term Loan B, 4.250%, 03/05/20(a)(b)	6,569,582	6,503,886
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(a)(b)	10,507,531	10,332,371
Wabash National Corp., Term Loan B, 4.500%, 05/08/19(a)(b)	6,769,510	6,727,201

		95,221,535

Chemicals 2.0%
Axalta Coating Systems US Holdings, Inc., USD Term Loan, 3.750%, 02/01/20(a)(b)	10,855,446	10,627,047
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(a)(b)	14,265,000	14,140,181
Ineos US Finance LLC, 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	59,985,306	58,693,822
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/07/20(a)(b)	11,452,822	11,235,219
Minerals Technologies, Inc., Term Loan B, 4.000%, 05/09/21(a)(b)	12,120,756	12,007,184
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	4,997,559	4,944,485
OXEA Finance LLC, USD Term Loan B2, 4.250%, 01/15/20(a)(b)	4,371,963	4,273,593

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Chemicals—continued
Polymer Group, Inc., 1st Lien Term Loan, 5.250%, 12/19/19(a)(b)	7,076,525	7,041,143
PQ Corp., 2014 Term Loan, 4.000%, 08/07/17(a)(b)	6,307,650	6,228,804
Tata Chemicals North America, Inc., Term Loan B, 3.750%, 08/07/20(a)(b)	3,742,625	3,695,842
UTEX Industries Inc., 1st Lien Term loan 2014, 5.000%, 05/22/21(a)(b)	7,211,925	7,175,866
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%, 06/07/20(a)(b)	3,811,788	3,754,611

		143,817,797

Commercial Services 4.1%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	22,702,685	22,241,593
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.483%, 06/30/17(a)(b)	36,031,015	35,963,637
Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 08/04/19(a)(b)	35,168,000	35,299,880
Harland Clarke Holdings, Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	98,304,642	99,103,859
Infor (US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	7,629,940	7,451,094
Infor (US), Inc., USD Term Loan B5, 3.750%, 06/03/20(a)(b)	18,585,616	18,148,111
Merrill Communications LLC, 1st Lien Term Loan, 5.750%, 03/08/18(a)(b)	11,741,890	11,888,664
Tribune Co., 2013 Term Loan B, 4.000%, 12/27/20(a)(b)	62,594,558	61,714,479
Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/19(a)(b)	5,612,879	5,564,945
Walter Energy, Inc., Term Loan B, 7.250%, 04/02/18(a)(b)	4,609,717	4,093,705

		301,469,967

	Shares or Principal Amount($)	Value($)
Consumer Discretionary 0.4%
Revlon Consumer Products Corp., Acquisition Term Loan, 4.000%, 10/08/19(a)(b)	26,549,375	26,101,487
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19(a)(b)	5,952,437	5,930,116

		32,031,603

Consumer Non-Durables 0.2%
Kate Spade & Co., Term Loan B, 4.000%, 04/09/21(a)(b)	6,640,000	6,474,000
Libbey Glass Inc., Term Loan B, 3.750%, 04/09/21(a)(b)	6,179,513	6,113,886

		12,587,886

Consumer Staples 0.2%
Serta Simmons Holdings LLC, Term Loan, 4.250%, 10/01/19(a)(b)	12,262,028	12,131,806

Diversified Financial Services 3.2%
Affinion Group, Inc., Term Loan B, 6.750%, 04/30/18(a)(b)	10,606,700	10,275,241
Affinion Group, Inc., 2nd Lien Term Loan, 8.500%, 10/12/18(a)(b)	4,480,000	4,307,789
American Capital, Ltd., 2017 Term Loan, 3.500%, 08/22/17(a)(b)	8,593,200	8,485,785
Ceridian LLC, Term Loan B2, 4.500%, 09/15/20(a)(b)	7,135,000	7,045,813
Clipper Acquisitions Corp., New Term Loan B, 3.000%, 02/06/20(a)(b)	3,028,136	2,956,218
First Data Corp., New 2018 Extended Term Loan, 3.655%, 03/23/18(a)(b)	78,627,214	77,030,295
First Data Corp., New 2018 Term Loan, 3.655%, 09/24/18(a)(b)	38,273,139	37,436,105
First Data Corp., Extended 2021 Term Loan, 4.155%, 03/24/21(a)(b)	17,485,325	17,223,045
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)	16,010,543	14,656,371

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(a)(b)	7,091,413	6,993,906
GXS Group, Inc., Term Loan B, 3.250%, 01/16/21(a)(b)	6,973,177	6,892,567
Nuveen Investments, Inc., New 2nd Lien Term Loan, 6.500%, 02/28/19(a)(b)	10,920,000	10,928,190
Oberthur Technologies of America Corp., USD Term Loan B2, 4.500%, 10/18/19(a)(b)	11,577,513	11,513,836
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 07/01/19(a)(b)	4,953,226	4,956,346
SunGard Data Systems, Inc., Term Loan E, 4.000%, 03/08/20(a)(b)	1,340,665	1,324,241
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(a)(b)	5,556,408	5,028,549
USIC Holdings, Inc., 1st Lien Term Loan, 4.000%, 07/10/20(a)(b)	6,137,313	5,999,223

		233,053,520

Diversified Media 1.1%
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(a)(b)	5,345,000	5,304,913
AP NMT Acquisition BV, USD 1st Lien Term Loan, 6.750%, 07/31/21(a)(b)	1,555,000	1,511,584
Quad/Graphics, Inc., 2021 Term Loan, 4.250%, 04/23/21(a)(b)	10,633,350	10,527,004
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.250%, 05/06/21(a)(b)	57,929,813	56,988,453
William Morris Endeavor Entertainment, LLC, 2nd Lien Term Loan, 8.250%, 05/01/22(a)(b)	8,855,000	8,618,837

		82,950,791

	Shares or Principal Amount($)	Value($)
Electric 0.8%
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)	35,045,746	34,671,106
Calpine Corp., Delayed Draw Term Loan, 4.000%, 10/30/20(a)(b)	16,033,838	15,853,457
Panda Temple II Power LLC, New Term Loan B, 7.250%, 04/03/19(a)(b)	2,000,000	2,040,000
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.645%, 10/10/17(a)(b)(c)	4,000,000	2,955,000

		55,519,563

Electronics 1.3%
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	8,675,841	8,602,617
Dell, Inc., USD Term Loan B, 4.500%, 04/29/20(a)(b)	57,093,206	56,651,875
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	10,961,250	11,012,658
Rovi Solutions Corp., New Term Loan B, 3.750%, 07/02/21(a)(b)	9,820,388	9,538,051
Shield Finance Co. S.A.R.L., USD Term Loan, 5.000%, 01/29/21(a)(b)	6,017,231	5,994,667
Spansion LLC, 2013 Term Loan, 3.750%, 12/19/19(a)(b)	7,058,700	6,935,173

		98,735,041

Energy 3.8%
ADS Waste Holdings, Inc., New Term Loan, 3.750%, 10/09/19(a)(b)	25,896,188	25,171,095
American Energy—Marcellus, LLC, 1st Lien Term Loan, 5.250%, 08/04/20(a)(b)	3,550,000	3,515,601
American Energy—Marcellus, LLC, 2nd Lien Term Loan, 8.500%, 08/04/21(a)(b)	3,590,000	3,554,100
Azure Midstream Energy LLC, Term Loan B, 6.500%, 11/15/18(a)(b)	12,960,063	12,830,462

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Energy—continued
BlackBrush Oil & Gas, L.P., 2nd Lien Term Loan, 8.750%, 06/19/21(a)(b)	9,005,000	8,847,412
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.500%, 05/12/21(a)(b)	14,210,000	14,174,475
Drillships Ocean Ventures Inc., Term Loan B, 5.500%, 07/25/21(a)(b)	12,485,000	12,079,237
FTS International, Inc., New Term Loan B, 5.750%, 04/16/21(a)(b)	15,936,000	15,933,132
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(b)	19,061,212	19,156,518
HGIM Corp., Term Loan B, 5.500%-6.750%, 06/18/20(a)(b)	30,222,715	29,675,079
KCA Deutag US Finance LLC, Term Loan, 6.250%, 05/13/20(a)(b)	5,356,575	5,262,835
Osum Productions Corp., Term Loan, 6.500%, 07/28/20(a)(b)	2,000,828	2,010,832
Pacific Drilling SA, Term Loan B, 4.500%, 06/04/18(a)(b)	14,474,492	13,973,964
Paragon Offshore Finance Co., Term Loan B, 3.750%, 07/18/21(a)(b)	3,000,000	2,805,000
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	14,943,993	14,097,117
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/24/19(a)(b)	4,449,701	4,398,263
Seadrill Partners Finco LLC, Term Loan B, 4.000%, 02/21/21(a)(b)	33,946,721	32,249,385
Southcross Holdings Borrower LP, Term Loan B, 6.000%, 08/04/21(a)(b)	4,438,875	4,427,778
Templar Energy LLC, 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	54,160,000	52,467,500

		276,629,785

	Shares or Principal Amount($)	Value($)
Entertainment 1.2%
Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/20(a)(b)	5,482,075	5,463,984
Cinemark USA, Inc., New Term Loan, 3.160%, 12/18/19(a)(b)	5,688,947	5,618,859
ClubCorp Club Operations, Inc., New Term Loan, 4.000%, 07/24/20(a)(b)	7,085,000	7,011,174
Diamond Resorts Corp., New Term Loan, 5.500%, 05/09/21(a)(b)	9,935,100	9,885,425
Great Wolf Resorts, Inc., Term Loan B, 4.250%, 08/06/20(a)(b)	8,013,562	7,923,410
Hubbard Radio LLC, Term Loan B, 4.500%, 04/29/19(a)(b)	6,027,856	5,975,113
Kasima LLC, New Term Loan B, 3.250%, 05/17/21(a)(b)	17,261,912	17,024,561
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/17/20(a)(b)	12,664,294	12,494,086
Oceania Cruises, Inc., 2020 Term Loan B, 5.250%, 07/02/20(a)(b)	13,681,613	13,673,130
Regent Seven Seas Cruises, Inc., New Term Loan B, 3.750%, 12/21/18(a)(b)	2,481,923	2,463,309

		87,533,051

Financial 0.6%
RCS Capital Corp., 1st Lien Term Loan, 6.500%, 04/29/19(a)(b)	13,118,938	13,168,133
SAM Finance Lux S.A.R.L, USD Term Loan, 4.250%, 12/17/20(a)(b)	9,551,729	9,496,043
Sedgwick, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(a)(b)	18,004,525	17,426,940
Sedgwick, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)	7,155,000	6,980,633

		47,071,749

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Food 2.6%
Albertson’s Holdings LLC, Term Loan B3, 08/25/19(a)(b)	7,565,000	7,505,085
Albertson’s Holdings LLC, Term Loan B4, 4.500%, 08/25/21(a)(b)	7,120,000	7,081,410
Blue Buffalo Co. Ltd., Term Loan B3, 3.750%, 08/08/19(a)(b)	3,941,097	3,901,686
CEC Entertainment Concepts, LP, Term Loan, 4.250%, 02/14/21(a)(b)	6,157,267	5,964,852
Dunkin’ Brands, Inc., Term Loan B4, 3.250%, 02/07/21(a)(b)	15,611,690	15,175,031
H.J. Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(b)	45,840,747	45,153,136
H.J. Heinz Co., Term Loan B2, 3.500%, 06/05/20(a)(b)	31,401,066	30,977,152
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(b)	11,068,200	10,902,177
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	16,549,758	16,393,198
New Albertson’s, Inc., Term Loan, 4.750%, 06/27/21(a)(b)	12,470,000	12,244,044
Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 04/29/20(a)(b)	14,660,583	14,342,888
Pinnacle Foods Finance LLC, Incremental Term Loan H, 3.250%, 04/29/20(a)(b)	7,964,550	7,791,002
Post Holdings Inc., Series A Incremental Term Loan, 3.750%, 06/02/21(a)(b)	7,206,938	7,131,841
Stater Bros. Markets, Term Loan B, 4.750%, 05/12/21(a)(b)	7,105,000	7,073,951

		191,637,453

	Shares or Principal Amount($)	Value($)
Forest Products & Paper 0.2%
Anchor Glass Container Corp., New 1st Lien Term Loan, 4.250%, 06/30/21(a)(b)	8,130,000	8,048,700
CD&R Millennium Holdco 6 S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 07/31/22(a)(b)	3,610,000	3,567,871

		11,616,571

Health Care 4.3%
Accellent, Inc., 1st Lien Term Loan, 4.500%, 03/12/21(a)(b)	8,860,475	8,689,911
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.904%, 06/28/18(a)(b)	14,496,885	14,460,642
Community Health Care Systems, Inc., New Term Loan A, 2.734%-2.735%, 01/22/19(a)(b)	9,666,667	9,551,923
Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21(a)(b)	44,952,709	44,792,228
DaVita HealthCare Partners, Inc., Term Loan B, 3.500%, 06/24/21(a)(b)	8,483,738	8,376,673
Envision Acquisition Company LLC, Term Loan, 5.750%, 11/04/20(a)(b)	6,677,550	6,648,369
Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.154%, 02/27/21(a)(b)	51,635,463	50,635,284
Hologic, Inc., New Term Loan B, 3.250%, 08/01/19(a)(b)	8,911,627	8,815,559
IMS Health, Inc., New USD Term Loan, 3.500%, 03/17/21(a)(b)	6,049,919	5,921,358
INC Research, Inc., Refi Term Loan B, 4.250%, 07/12/18(a)(b)	16,711,570	16,534,093
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	11,200,000	11,067,056

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Health Care—continued
JLL/Delta Dutch Newco B.V., USD Term Loan, 4.250%-5.500%, 03/11/21(a)(b)(d)	20,109,600	19,617,719
Millennium Laboratories, Inc., Term Loan B, 5.250%, 04/16/21(a)(b)	2,518,688	2,506,875
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	12,525,949	12,499,144
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)	14,148,662	14,139,890
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.000%, 09/30/19(a)(b)	19,489,372	19,078,731
PharMedium Healthcare Corp., 1st Lien Term Loan, 4.250%, 01/28/21(a)(b)	3,880,000	3,792,700
PharMedium Healthcare Corp., 2nd Lien Term Loan, 7.750%, 01/28/22(a)(b)	2,000,000	1,975,000
Salix Pharmaceuticals Ltd., Term Loan, 4.250%, 01/02/20(a)(b)	10,032,829	9,995,205
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B, 3.750%, 08/05/20(a)(b)	24,936,878	24,612,699
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.750%, 12/11/19(a)(b)	14,054,036	13,872,458
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.750%, 02/13/19(a)(b)	11,098,897	10,963,268

		318,546,785

Healthcare-Services 0.7%
MPH Acquisition Holdings LLC, Term Loan, 4.000%, 03/31/21(a)(b)	15,360,364	14,986,031
Regionalcare Hospital Partners, Inc., 1st Lien Term Loan, 6.000%, 04/19/19(a)(b)	17,650,763	17,628,699
SBA Senior Finance II LLC, Term Loan B1, 3.250%, 03/24/21(a)(b)	18,334,050	17,924,101

		50,538,831

	Shares or Principal Amount($)	Value($)
Information Technology 3.6%
Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/20(a)(b)	7,436,339	7,371,272
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(a)(b)	10,593,450	10,522,792
Avago Technologies Cayman Ltd., USD Term Loan B, 3.750%, 05/06/21(a)	53,710,388	53,180,266
AVSC Holdings Corp., 1st Lien Term Loan, 4.500%, 01/24/21(a)(b)	6,452,575	6,389,662
CDW LLC, New Term Loan, 3.250%, 04/29/20(a)(b)	41,078,327	40,039,867
Dealertrack Technologies, Inc., Term Loan B, 3.500%, 02/28/21(a)(b)	4,245,397	4,174,626
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(a)(b)	16,703,563	15,450,795
FIDJI Luxembourg (BC4) S.A.R.L., Initial Term Loan, 6.250%, 12/24/20(a)(b)	6,547,125	6,571,677
Genesys Telecom Holdings, U.S., Inc., New Term Loan B, 4.000%, 02/07/20(a)(b)	5,629,979	5,510,341
Internap Network Services Corp., Term Loan, 6.000%, 11/26/19(a)(b)	8,867,988	8,845,818
iParadigms Holdings, LLC, 1st Lien Term Loan, 5.000%, 07/30/21(a)(b)	6,245,000	6,120,100
IQOR US Inc., Term Loan B, 6.000%, 04/01/21(a)(b)	29,309,048	26,671,233
Omnitracs, Inc., 1st Lien Term Loan, 4.750%, 11/25/20(a)(b)	5,955,000	5,932,669
Presidio, Inc., 2017 Term Loan, 5.000%, 03/31/17(a)(b)	7,769,917	7,755,387
RedTop Acquisitions Ltd., USD 1st Lien Term Loan, 4.500%, 12/03/20(a)(b)	8,890,325	8,868,099
RedTop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 06/03/21(a)(b)	5,333,200	5,359,866

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Information Technology—continued
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(a)(b)	6,916,000	6,851,197
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)(b)	8,418,881	8,255,807
STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%, 02/28/19(b)(e)	14,262,974	14,236,302
Zebra Technologies Corp., Term Loan B, 09/30/21(a)(b)(d)	19,930,000	19,780,525

		267,888,301

Insurance 2.3%
Asurion LLC, Term Loan B3, 3.750%, 03/03/17(a)(b)	4,170,000	4,124,839
Asurion LLC, New Term Loan B2, 4.250%, 07/08/20(a)(b)	38,769,250	38,107,071
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	47,308,359	47,030,659
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	34,726,489	35,041,111
Hub International Ltd., Term Loan B, 4.250%, 10/02/20(a)(b)	13,477,913	13,168,999
La Frontera Generation LLC, Term Loan, 4.500%, 09/30/20(a)(b)	18,321,710	18,075,467
USI, Inc., Term Loan B, 4.250%, 12/27/19(a)(b)	12,454,138	12,220,623

		167,768,769

Leisure Time 0.7%
Amaya Holdings B.V., 1st Lien Term Loan, 5.000%, 08/01/21(a)(b)	12,570,000	12,392,638
Aristocrat Leisure Ltd., Term Loan B, 09/29/21(b)(d)(e)	3,615,000	3,574,331
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(a)(b)	9,840,550	9,684,774
La Quinta Intermediate Holdings LLC, Term Loan B, 4.000%, 04/14/21(a)(b)	16,860,719	16,657,041

	Shares or Principal Amount($)	Value($)
Leisure Time—continued
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(a)(b)	8,290,000	8,310,725

		50,619,509

Lodging 5.7%
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	6,474,021	6,368,818
Caesars Entertainment Operating Co., Term Loan B7, 9.750%, 01/28/18(a)(b)	18,618,338	17,617,602
Caesars Entertainment Operating Co., Term Loan B4, 10.500%-10.750%, 10/31/16(a)(b)	4,726,001	4,527,131
Caesars Entertainment Operating Company, Extended Term Loan B6, 6.948%- 6.949%, 03/01/17(a)(b)	97,470,967	88,776,557
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/12/20(a)(b)	46,647,724	44,585,895
Golden Nugget, Inc., New Delayed Draw Term Loan, 5.500%, 11/21/19(a)(b)	2,694,638	2,705,874
Golden Nugget, Inc., New Term Loan B, 5.500%, 11/21/19(a)(b)	6,287,488	6,313,706
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/20(a)(b)	130,100,552	127,931,776
Marina District Finance Co., Inc., Term Loan B, 6.750%, 08/15/18(a)(b)	8,410,988	8,394,166
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 11/19/19(a)(b)	8,982,125	8,813,710
Peninsula Gaming LLC, Term Loan, 4.250%, 11/20/17(a)(b)	5,135,015	5,078,838
Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20(a)(b)	8,435,813	8,316,278

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Lodging—continued
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/06/19(a)(b)	6,152,850	6,060,557
Scientific Games International, Inc., New Term Loan B, 4.250%, 10/18/20(a)(b)	64,968,789	63,629,132
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(a)(b)	5,228,300	5,332,866
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	14,068,698	13,835,721

		418,288,627

Machinery-Diversified 1.6%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.250%, 12/10/18(a)(b)	17,817,038	17,601,808
Alliance Laundry Systems LLC, 2nd Lien Term Loan, 9.500%, 12/10/19(a)(b)	2,454,545	2,472,955
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/20(a)(b)	26,380,401	26,266,701
Generac Power Systems, Inc., Term Loan B, 3.250%, 05/31/20(a)(b)	7,707,198	7,557,910
INA Beteiligungsgesellschaft MbH, USD Term Loan E, 3.750%, 05/15/20(a)(b)	23,955,000	23,730,542
Key Safety Systems, Inc., New 1st Lien Term Loan, 4.750%, 08/29/21(a)(b)	4,450,000	4,431,087
NewPage Corp., Term Loan, 9.500%, 02/11/21(a)(b)	13,785,000	13,771,215
Southwire LLC, Term Loan B, 3.250%, 02/10/21(a)(b)	6,004,825	5,913,251
W3 Co., 1st Lien Term Loan, 5.750%, 03/13/20(a)(b)	4,535,925	4,513,245
West Corporation, Term Loan B10, 3.250%, 06/30/18(a)(b)	10,248,266	10,013,991

		116,272,705

	Shares or Principal Amount($)	Value($)
Manufacturing 0.8%
Doosan Infracore International, Inc., Term Loan B, 4.500%, 05/28/21(a)(b)	9,411,413	9,399,648
Gates Global, Inc., Term Loan B, 4.250%, 07/05/21(a)(b)	14,325,000	14,053,398
Grede Holdings LLC, New Term Loan B, 4.750%, 06/02/21(a)(b)	9,105,000	9,063,299
Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/19(a)(b)	11,764,670	11,580,906
Otter Products LLC, 2014 Term Loan, 5.750%, 06/03/20(a)(b)	3,586,013	3,550,153
Signode Industrial Group US, Inc., USD Term Loan B, 4.000%, 05/01/21(a)(b)	8,585,630	8,419,326

		56,066,730

Media 6.2%
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/03/21(a)(b)	8,936,875	8,661,351
Clear Channel Communications, Inc., Term Loan C, 3.804%, 01/29/16(a)(b)	5,631,094	5,537,223
Clear Channel Communications, Inc., Term Loan B, 3.804%, 01/29/16(a)(b)	45,601,142	45,116,858
Clear Channel Communications, Inc., Term Loan D, 6.904%, 01/30/19(a)(b)(d)	75,999,393	72,525,461
Clear Channel Communications, Inc., USD Extended Term Loan E, 7.654%, 07/30/19(a)(b)	83,337,285	81,492,198
Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 06/17/20(a)(b)	7,461,212	7,395,926
EMI Music Publishing Ltd., Term Loan B, 3.750%, 06/29/18(a)(b)	6,969,258	6,851,199

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Media—continued
McGraw-Hill Global Education Holdings LLC, New 1st Lien Term Loan, 5.750%, 03/22/19(a)(b)	6,577,520	6,582,454
Radio One, Inc., Term Loan B, 7.500%, 03/31/16(a)(b)	11,620,455	11,751,185
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	15,188,013	14,874,836
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(a)(b)	32,949,139	32,310,914
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(a)(b)	35,584,693	34,872,999
US Finco LLC, 1st Lien Term Loan, 4.000%, 05/29/20(a)(b)	5,268,313	5,182,702
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	50,137,179	49,635,807
Ziggo B.V., USD Term Loan B2, 3.250%, 01/15/22(a)(b)	28,596,745	27,667,922
Ziggo B.V., USD Term Loan B1, 3.250%, 01/15/22(a)(b)	48,253,536	46,812,203

		457,271,238

Metals 0.3%
Arch Coal, Inc., Term Loan B, 6.250%, 05/16/18(a)(b)	15,134,718	13,834,041
Atlas Iron Ltd., Term Loan B, 8.750%, 12/10/17(a)(b)	8,853,454	8,764,919

		22,598,960

Metals/Minerals 0.6%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(a)(b)	8,837,850	8,749,471
Atkore International, Inc., 2nd Lien Term Loan, 7.750%, 10/09/21(a)(b)	2,000,000	1,980,000
Murray Energy Corp., 1st Lien Term Loan, 5.250%, 12/05/19(a)(b)	13,561,850	13,521,571

	Shares or Principal Amount($)	Value($)
Metals/Minerals—continued
Peabody Energy Corp., Term Loan B, 4.250%, 09/24/20(a)(b)	20,694,499	20,159,960

		44,411,002

Mining 1.4%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	105,002,485	102,689,280
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(a)(b)	3,756,132	3,708,016

		106,397,296

Miscellaneous Manufacturer 0.3%
Boomerang Tube LLC, Term Loan, 11.000%, 10/11/17(a)(b)	21,265,500	18,713,640

Oil & Gas 5.5%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	16,889,573	17,100,692
Atlas Energy, L.P., Term Loan B, 6.500%, 07/31/19(a)(b)	18,344,700	18,459,354
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/17/20(a)(b)	24,921,973	24,890,821
Citgo Petroleum Corp., New Term Loan B, 4.500%, 07/29/21(a)(b)	10,160,000	10,121,900
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	44,880,460	42,973,040
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	25,440,000	25,408,200
Energy Transfer Equity, L.P., New Term Loan, 3.250%, 12/02/19(a)(b)	72,810,000	70,878,351
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	15,148,964	14,864,921
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(a)(b)	6,922,500	6,881,380

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Fieldwood Energy LLC, 1st Lien Term Loan, 3.875%, 09/28/18(a)(b)	17,761,804	17,473,175
Fieldwood Energy LLC, 2nd Lien Term Loan, 8.375%, 09/30/20(a)(b)	5,477,710	5,484,557
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)	25,760,395	25,585,482
Obsidian Holdings LLC, Term Loan A, 6.750%, 11/02/15(a)(b)	970,833	972,047
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	10,026,423	10,051,489
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(a)(b)	19,140,902	18,315,547
Offshore Group Investment Ltd., Term Loan B, 5.750%, 03/28/19(a)(b)	6,968,862	6,668,365
Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 03/19/21(a)(b)	19,825,375	19,061,305
Samson Investment Co., New 2nd Lien Term Loan, 5.000%, 09/25/18(a)(b)	8,248,908	7,942,131
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(a)(b)	7,104,916	7,016,105
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(a)(b)	988,345	975,991
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(a)(b)	368,599	363,991
Sheridan Production Partners I LLC, Term Loan B2 I-A, 4.250%, 09/25/19(a)(b)	202,172	198,634
Sheridan Production Partners I LLC, Term Loan B2 I-M, 4.250%, 09/25/19(a)(b)	123,488	121,327

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Sheridan Production Partners I LLC, Term Loan B2, 4.250%, 10/01/19(a)(b)	1,525,732	1,499,032
Tervita Corp., Term Loan, 6.250%, 05/15/18(a)(b)	4,918,859	4,884,033
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	22,638,464	21,931,012
TPF II LC LLC, Term Loan B, 6.500%, 08/21/19(a)(b)	6,218,155	6,311,428
Western Refining, Inc., Term Loan B, 4.250%, 11/12/20(a)(b)	20,395,875	20,293,896

		406,728,206

Packaging & Containers 2.0%
Ardagh Holdings USA, Inc., Institutional Term Loan, 4.000%, 12/17/19(a)(b)	7,318,225	7,208,452
Berry Plastics Holding Corp., Term Loan E, 3.750%, 01/06/21(a)(b)	7,258,488	7,087,042
Berry Plastics Holding Corporation, Term Loan D, 3.500%, 02/08/20(a)(b)	99,487,457	96,807,264
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	9,590,702	9,614,679
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.000%, 12/01/18(a)(b)	18,177,638	17,968,595
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.000%, 03/19/20(a)(b)	7,087,134	7,026,043

		145,712,075

Real Estate 1.1%
Alliant Holdings I, Inc., New Term Loan B, 4.250%, 12/20/19(a)(b)	10,563,254	10,404,805
Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 08/28/20(a)(b)	15,392,899	15,162,006
CPG International, Inc., New Term Loan, 4.750%, 09/30/20(a)(b)	5,915,175	5,880,690

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Real Estate—continued
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 06/27/20(a)(b)	15,340,050	15,052,424
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/20(a)(b)	6,565,000	6,565,000
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/19/17(a)(b)	4,320,609	4,417,823
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	10,789,215	10,654,350
Realogy Corp., New Term Loan B, 3.750%, 03/05/20(a)(b)	12,667,823	12,430,301

		80,567,399

Retail 7.1%
Albertson’s LLC, Term Loan B2, 4.750%, 03/21/19(a)(b)	28,522,270	28,361,975
Camping World, Inc., Term Loan, 5.750%, 02/20/20(a)(b)	11,578,750	11,578,750
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)	48,958,199	48,621,856
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	15,155,000	15,306,550
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	2,642,212	2,600,941
HMK Intermediate Holdings LLC, Term Loan, 5.000%, 03/29/19(a)(b)	9,084,600	8,948,331
Hudson’s Bay Co., 1st Lien Term Loan, 4.750%, 11/04/20(a)(b)	16,508,250	16,484,148
J Crew Group, Inc., New Term Loan B, 4.000%, 03/05/21(a)(b)	22,632,970	21,468,956
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	71,311,821	71,080,057
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	14,829,323	14,223,842

	Shares or Principal Amount($)	Value($)
Retail—continued
Lands’ End, Inc., Term Loan B, 4.250%, 04/02/21(a)(b)	24,238,200	23,904,925
Men’s Wearhouse, Inc. (The), Term Loan B, 4.500%, 06/18/21(a)(b)	4,705,000	4,673,618
Michaels Stores, Inc., New Term Loan, 3.750%, 01/28/20(a)(b)	12,565,938	12,311,980
Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/25/20(a)(b)	87,738,105	86,117,582
Party City Holdings, Inc., Term Loan, 4.000%, 07/27/19(a)(b)	14,041,790	13,783,561
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	8,551,934	8,461,797
Rite Aid Corp., Term Loan 7, 3.500%, 02/21/20(a)(b)	10,080,141	9,882,772
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	13,350,000	13,266,563
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	15,855,000	16,033,369
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	35,907,824	34,875,474
Supervalu, Inc., Refinance Term Loan B, 4.500%, 03/21/19(a)(b)	10,060,799	9,865,217
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	31,576,388	30,313,332
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	3,901,507	3,597,502
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	15,687,573	15,312,797

		521,075,895

Semiconductors 1.8%
Freescale Semiconductor, Inc., Term Loan B4, 4.250%, 02/28/20(a)	85,983,761	84,600,283
Microsemi Corp., Term Loan B1, 3.250%, 02/19/20(a)(b)	9,763,958	9,644,935

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Semiconductors—continued
Semiconductor Components Industries, LLC, Term Loan A, 1.985%, 01/02/18(a)(b)	39,856,794	38,860,374

		133,105,592

Service 0.1%
4L Holdings LLC, 1st Lien Term Loan, 5.500%, 05/08/20(a)(b)	7,465,000	7,421,479

Software 0.1%
Sophia, L.P., 2014 Term Loan B, 4.000%, 07/19/18(a)(b)	9,480,951	9,338,737

Telecommunication Services 12.7%
Altice Financing SA, Delayed Draw Term Loan, 5.500%, 07/02/19(a)(b)	74,489,152	75,047,821
Arris Group, Inc., Term Loan B, 3.250%, 04/17/20(a)(b)	9,910,008	9,757,195
Atlantic Broadband Finance LLC, New Term Loan B, 3.250%, 12/02/19(a)(b)	3,426,458	3,345,080
Avaya, Inc., Extended Term Loan B3, 4.654%, 10/26/17(a)(b)	33,244,579	31,649,836
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(a)(b)	14,543,885	14,407,609
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	24,506,428	24,060,901
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(b)(d)	41,235,015	39,983,120
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	23,488,366	23,253,483
Consolidated Communications, Inc., New Term Loan B, 4.250%, 12/23/20(a)(b)	4,699,363	4,681,740
Crown Castle Operating Co., Term Loan B2, 3.000%, 01/31/21(a)(b)	35,356,681	34,870,527
CSC Holdings, Inc., New Term Loan B, 2.654%, 04/17/20(a)(b)	34,094,803	33,061,389

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/20(a)(b)	35,816,217	35,174,391
DataPipe, Inc., 1st Lien Term Loan, 5.250%, 03/15/19(a)(b)	4,536,184	4,425,637
Evertec Group, LLC, New Term Loan A, 2.654%, 04/16/18(a)(b)	17,850,000	17,574,753
Evertec Group, LLC, New Term Loan B, 3.500%, 04/17/20(a)(b)	9,022,025	8,856,651
Frontier Communications Corp., Unsecured Term Loan, 3.035%, 10/14/16(a)(b)	4,293,069	4,207,208
Integra Telecom, Inc., Term Loan B, 5.250%, 02/22/19(a)(b)	12,969,764	12,860,299
Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 02/22/20(a)(b)	7,530,000	7,517,425
Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 06/30/19(a)(b)	54,278,549	53,328,674
Learfield Communications, Inc., New 1st Lien Term Loan, 4.500%, 10/09/20(a)(b)	9,165,853	9,108,566
Level 3 Financing, Inc., Bridge Term Loan, 06/15/15(b)(d)(e)	11,000,000	10,972,500
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	19,040,000	18,683,000
Level 3 Financing, Inc., 2020 Term Loan B, 4.000%, 01/15/20(a)(b)	99,535,000	97,668,719
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)	8,010,000	7,943,277
Liberty Cablevision of Puerto Rico LLC, 2014 2nd Lien Term Loan, 7.750%, 07/07/23(a)(b)	4,945,000	4,901,731
Lightsquared LP, Term Loan B, 10/01/14(a)(b)(c)(f)	7,236,851	9,407,906

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(a)(b)	12,434,979	12,093,017
MCC Iowa LLC, Term Loan J, 3.750%, 06/30/21(a)(b)	1,785,525	1,771,384
MCC Iowa LLC, Term Loan G, 4.000%, 01/20/20(a)(b)	25,793,600	25,084,276
Media General, Inc., Delayed Draw Term Loan B, 4.250%, 07/31/20(a)(b)	7,246,741	7,165,216
NTELOS Inc., New Term Loan B, 5.750%, 11/08/19(a)(b)	21,490,796	21,442,979
Nuance Communications, Inc., Term Loan C, 2.910%, 08/07/19(a)(b)	6,137,313	5,978,786
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(b)	30,759,300	29,894,348
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(b)	7,628,974	7,492,263
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(b)	22,202,042	21,758,001
Telx Group, Inc. (The), 1st Lien Term Loan, 4.500%, 04/09/20(a)(b)	14,129,588	13,877,940
Telx Group, Inc. (The), 2nd Lien Term Loan, 7.500%, 04/09/21(a)(b)	2,000,000	1,983,340
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	27,166,632	26,419,550
Van Wagner Communications LLC, New Term Loan, 7.500%, 08/03/18(a)(b)	15,366,780	15,328,363
Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 06/07/20(a)(b)	61,685,000	60,002,850
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	30,487,050	29,386,772
Zayo Group LLC, PIK, Term Loan B, 4.000%, 07/02/19(a)(b)	61,769,554	60,796,683

		937,225,206

	Shares or Principal Amount($)	Value($)
Telecommunications 1.6%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	6,792,714	6,504,023
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(a)(b)	22,845,813	22,422,251
LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 04/12/21(a)(b)	2,286,488	2,273,340
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	35,296,373	35,018,944
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	40,798,627	40,477,950
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(a)(b)	9,076,664	8,958,667

		115,655,175

Transportation 1.7%
American Airlines, Inc., Exit Term Loan, 3.750%, 06/27/19(a)(b)	61,896,500	60,751,415
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	13,046,325	13,062,633
FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	7,147,688	7,067,276
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	13,635,270	13,737,535
Travelport Finance (Luxembourg) S.A.R.L., 2014 Term Loan B, 6.000%, 09/02/21(a)(b)	8,900,000	8,879,352
U.S. Shipping Corp., Term Loan, 5.500%, 04/30/18(a)(b)	5,345,000	5,345,000
Visteon Corp., Delayed Draw Term Loan B, 3.500%, 04/09/21(a)(b)	13,246,800	13,010,874

		121,854,085

Utilities 1.6%
Astoria Generating Company Acquisitions LLC, New Term Loan, 9.250%, 10/26/17(a)(b)	7,545,486	7,677,532

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Utilities—continued
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.250%, 05/03/20(a)(b)	22,692,750	21,898,504
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	12,616,851	12,246,294
Dynegy Holdings, Inc., Term Loan B2, 4.000%, 04/23/20(a)(b)	5,368,325	5,319,688
EFS Cogen Holdings I LLC, Term Loan B, 3.750%, 12/17/20(a)(b)	13,345,774	13,274,907
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/12/21(a)(b)	1,111,304	1,097,413
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/12/21(a)(b)	15,849,055	15,650,942
Exgen Renewables I LLC, Term Loan, 5.250%, 02/08/21(a)(b)	9,113,355	9,158,922
Polarpak, Inc., USD 1st Lien Canadian Borrower, 4.500%-5.500%, 06/05/20(a)(b)	5,538,628	5,455,548
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	14,581,757	14,253,667
Power Team Services LLC, Delayed Draw Term Loan, 4.250%, 05/06/20(a)(b)	776,634	759,160
Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(a)(b)	7,890,000	7,653,300
Viva Alamo LLC, Term Loan B, 4.750%, 02/20/21(a)(b)	6,641,625	6,558,605

		121,004,482

Wireless Communication 0.3%
Aircell Business Aviation Services, LLC, Term Loan B2, 7.500%, 03/21/18(a)(b)	5,501,038	5,556,049
GOGO LLC, Term Loan, 11.250%, 06/21/17(a)(b)	18,515,651	19,441,433

		24,997,482

Total Bank Loans (Cost $6,680,369,687)		6,611,991,788

	Shares or Principal Amount($)	Value($)
Corporate Bonds 4.4%
Airlines 0.0%(g)
Air Canada, 7.750%, 04/15/21(b)	1,200,000	1,224,000
Air Canada, 8.750%, 04/01/20(b)	1,000,000	1,097,500

		2,321,500

Auto Manufacturers 0.0%(a)(g)
General Motors Co. Escrow, 7.200% (c)(h)(i)(j)	10,000,000	—
General Motors Co. Escrow, 8.375% (c)(h)(i)(j)	10,000,000	—

		—

Commercial Services 0.1%
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	3,330,000	3,371,625
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	3,715,000	3,965,762

		7,337,387

Diversified Financial Services 0.0%(g)
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22(b)	365,000	352,225
Navient LLC, 6.125%, 03/25/24, MTN	2,000,000	1,950,000

		2,302,225

Electric 0.6%
GenOn Energy, Inc., 9.875%, 10/15/20	5,000,000	5,200,000
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(b)	33,755,485	34,852,538
NRG Energy, Inc., 6.250%, 05/01/24(b)	4,800,000	4,812,000

		44,864,538

Food 0.2%
HJ Heinz Co., 4.250%, 10/15/20	13,100,000	13,018,125
Post Holdings, Inc., 6.000%, 12/15/22(b)	1,225,000	1,120,875

		14,139,000

Internet 0.0%(g)
Zayo Escrow Corp., 10.125%, 07/01/20	2,365,000	2,666,537

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Media 1.0%
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	9,000,000	8,955,000
DISH DBS Corp., 5.000%, 03/15/23	30,235,000	29,006,703
DISH DBS Corp., 5.125%, 05/01/20	3,590,000	3,581,025
iHeartCommunications, Inc., 9.000%, 12/15/19	10,353,000	10,430,648
iHeartCommunications, Inc., 11.250%, 03/01/21	1,185,000	1,262,025
Numericable Group SA, 6.000%, 05/15/22(b)	6,000,000	6,045,000
Numericable Group SA, 6.250%, 05/15/24(b)	6,000,000	5,985,000
VTR Finance BV, 6.875%, 01/15/24(b)	5,500,000	5,692,500

		70,957,901

Oil & Gas 0.2%
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	4,500,000	4,680,000
Halcon Resources Corp., 8.875%, 05/15/21	10,000,000	9,850,000
MEG Energy Corp., 7.000%, 03/31/24(b)	2,275,000	2,354,625

		16,884,625

Pharmaceuticals 0.3%
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22(b)	2,260,000	2,231,750
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21(b)	19,000,000	18,928,750

		21,160,500

Retail 0.1%
Toys ‘R’ US-Delaware, Inc., 7.375%, 09/01/16(b)	5,000,000	4,962,500

Telecommunication Services 1.9%
Altice Financing SA, 6.500%, 01/15/22(b)	1,675,000	1,716,875
Altice SA, 7.750%, 05/15/22(b)	10,000,000	10,325,000
Avanti Communications Group PLC, 10.000%, 10/01/19(b)	2,275,000	2,263,625
B Communications Ltd., 7.375%, 02/15/21(b)	6,800,000	7,233,500
Level 3 Financing, Inc., 6.125%, 01/15/21(b)	10,000,000	10,300,000
Level 3 Financing, Inc., 8.125%, 07/01/19	4,065,000	4,329,225

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
NII International Telecom SCA, 7.875%, 08/15/19(b)(c)	2,285,000	1,525,238
NII International Telecom SCA., 11.375%, 08/15/19(b)(c)	2,560,000	1,721,600
Softbank Corp., 4.500%, 04/15/20(b)	8,400,000	8,379,000
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,910,000
Sprint Capital Corp., 8.750%, 03/15/32(k)	1,700,000	1,855,125
Sprint Corp., 7.125%, 06/15/24(b)	5,950,000	5,994,625
Sprint Corp., 7.875%, 09/15/23(b)	14,720,000	15,603,200
T-Mobile USA, Inc., 6.125%, 01/15/22	4,000,000	4,020,000
T-Mobile USA, Inc., 6.250%, 04/01/21	3,945,000	3,984,450
T-Mobile USA, Inc., 6.542%, 04/28/20	3,125,000	3,203,125
T-Mobile USA, Inc., 6.633%, 04/28/21	5,355,000	5,488,875
Trilogy International Partners LLC / Trilogy International Finance, Inc., 10.250%, 08/15/16(b)	12,958,000	13,241,456
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	28,500,000	28,642,500
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(k)	7,000,000	6,790,000

		138,527,419

Total Corporate Bonds (Cost $321,392,129)		326,124,132

Municipal Bonds 0.4%
Puerto Rico 0.4%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	26,640,000	23,443,733
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	5,125,000	4,306,076
Puerto Rico Sales Tax Financing Corp., Series C, RB, 5.250%, 08/01/41	5,285,000	3,899,537

		31,649,346

Total Municipal Bonds (Cost $33,278,157)		31,649,346

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund — concluded

	Shares or Principal Amount($)	Value($)
Preferred Stock 0.0%(g)
Diversified Financial Services 0.0%(g)
GMAC Capital Trust I, Series 2, 8.125%	94,025	2,502,005

Total Preferred Stock (Cost $2,350,625)		2,502,005

Common Stock 0.0%(g)
Energy-Alternate Sources 0.0%(g)
Aventine Renewable Energy Holdings, Inc.*(d)(h)	69,037	621,333

Total Common Stock (Cost $8,201,222)		621,333

Money Market Fund 3.2%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(l)	232,753,376	232,753,376

Total Money Market Fund (Cost $232,753,376)		232,753,376

Total Investments (Cost $7,278,345,195) — 97.9%		7,205,641,980
Other Assets in Excess of Liabilities — 2.1%		153,187,326

Net Assets — 100.0%		$7,358,829,306

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 90.8% of net assets as of September 30, 2014.

(c)	Security is in default.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(f)	Bankrupt issuer.

(g)	Less than 0.05% of Net Assets.

(h)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(i)	Perpetual maturity.

(j)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 0% of net assets as of September 30, 2014.

(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(l)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

ADS	—	American Depositary Shares
GO	—	General Obligation
MTN	—	Medium Term Note
PIK	—	Payment in-kind
RB	—	Revenue Bond

As of September 30, 2014, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Depreciation
Ziggo B.V.	$2,498,745	$(1,740)
Ziggo B.V.	51,140,974	(1,402,592)

	$53,697,058	$(1,404,332)

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)

Bank Loans 6.2%
Chemicals 0.6%
Ineos US Finance LLC, 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	4,836,266	4,732,141

Energy 0.5%
Templar Energy LLC, 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	4,610,000	4,465,937

Health Care 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	2,120,000	2,094,836

Healthcare-Services 0.1%
MPH Acquisition Holdings LLC, Term Loan, 4.000%, 03/31/21(a)(b)	992,545	968,357

Insurance 0.6%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	4,683,523	4,656,031

Lodging 0.4%
Caesars Entertainment Operating Company, Extended Term Loan B6, 6.948%-6.949%, 03/01/17(a)(b)	3,265,931	2,974,610

Retail 2.2%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	4,700,500	4,685,223
Lands’ End, Inc., Term Loan B, 4.250%, 04/02/21(a)(b)	2,796,486	2,758,035
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	6,679,813	6,487,768
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	3,996,565	3,901,087

		17,832,113

Semiconductors 0.0%(c)
Freescale Semiconductor, Inc., Term Loan B4, 4.250%, 02/28/20(b)(d)	13,511	13,294

	Shares or Principal Amount($)	Value($)

Telecommunication Services 1.1%
Level 3 Financing, Inc., Bridge Term Loan, 06/15/15(a)(e)	3,890,000	3,880,275
Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 06/07/20(a)(b)	5,305,000	5,160,333

		9,040,608

Telecommunications 0.4%
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	1,790,754	1,776,679
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	1,549,246	1,537,069

		3,313,748

Total Bank Loans (Cost $50,697,860)		50,091,675

Corporate Bonds 86.1%
Advertising 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22(a)	4,041,000	4,035,949

Aerospace/Defense 1.6%
Bombardier, Inc., 6.000%, 10/15/22(a)	7,820,000	7,780,900
Ducommun, Inc., 9.750%, 07/15/18	2,280,000	2,465,250
Triumph Group, Inc., 5.250%, 06/01/22	2,570,000	2,531,450

		12,777,600

Airlines 2.2%
Air Canada, 6.750%, 10/01/19(a)	7,850,000	8,340,625
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 01/15/22(a)	5,634,413	5,803,445
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 10/11/23	3,420,000	3,461,040

		17,605,110

Banks 2.6%
Ally Financial, Inc., 5.125%, 09/30/24	3,415,000	3,346,700
Ally Financial, Inc., 7.500%, 09/15/20	2,825,000	3,255,812

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Banks—continued
Ally Financial, Inc., 8.000%, 03/15/20	725,000	844,625
CIT Group, Inc., 5.375%, 05/15/20	1,945,000	2,008,213
JPMorgan Chase & Co., Series S, 6.750%(b)(f)	3,480,000	3,655,740
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(a)	5,320,000	5,266,800
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(a)(g)	2,685,000	2,872,950

		21,250,840

Building Materials 2.5%
Building Materials Corp. of America, 6.750%, 05/01/21(a)	2,385,000	2,498,287
Cemex Finance LLC, 9.375%, 10/12/22(a)	7,230,000	8,151,825
Cemex SAB de CV, 5.700%, 01/11/25(a)	3,930,000	3,786,555
Cemex SAB de CV, 7.250%, 01/15/21(a)	3,280,000	3,468,600
USG Corp., 5.875%, 11/01/21(a)	2,075,000	2,116,500

		20,021,767

Chemicals 0.3%
Nufarm Australia Ltd., 6.375%, 10/15/19	2,480,000	2,532,700

Coal 1.3%
CONSOL Energy, Inc., 5.875%, 04/15/22(a)	4,145,000	4,082,825
Natural Resource Partners LP/NRP Finance Corp., 9.125%, 10/01/18	2,565,000	2,635,538
Peabody Energy Corp., 6.250%, 11/15/21(g)	4,070,000	3,785,100

		10,503,463

Commercial Services 4.8%
Alliance Data Systems Corp., 5.375%, 08/01/22(a)	2,260,000	2,192,200
Cenveo Corp., 6.000%, 08/01/19(a)	4,905,000	4,598,438
Harland Clarke Holdings Corp., 6.875%, 03/01/20(a)	5,195,000	5,298,900
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)	8,394,000	8,960,595

	Shares or Principal Amount($)	Value($)

Commercial Services—continued
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(a)	3,675,000	3,946,031
Quad/Graphics, Inc., 7.000%, 05/01/22(a)	5,200,000	5,024,500
TMS International Corp., 7.625%, 10/15/21(a)	8,591,000	8,977,595

		38,998,259

Computers 0.5%
j2 Global, Inc., 8.000%, 08/01/20	3,865,000	4,174,200

Diversified Financial Services 6.8%
CNG Holdings, Inc., 9.375%, 05/15/20(a)	3,995,000	3,136,075
Community Choice Financial, Inc., 10.750%, 05/01/19	2,925,000	2,208,375
DFC Finance Corp., 10.500%, 06/15/20(a)	3,660,000	3,550,200
Enova International, Inc., 9.750%, 06/01/21(a)	2,740,000	2,740,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	2,150,000	2,117,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	4,970,000	5,106,675
ILFC E-Capital Trust I, 4.840%, 12/21/65(a)(b)	9,900,000	9,330,750
ILFC E-Capital Trust II, 6.250%, 12/21/65(a)(b)	2,490,000	2,440,200
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	2,120,000	2,167,700
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,115,000	3,919,537
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	4,125,000	3,908,438
Navient Corp., 4.875%, 06/17/19, MTN	2,000,000	2,000,000
Navient Corp., 6.125%, 03/25/24, MTN	6,455,000	6,293,625
SquareTwo Financial Corp., 11.625%, 04/01/17(g)	3,570,000	3,561,075
Walter Investment Management Corp., 7.875%, 12/15/21(a)(g)	2,630,000	2,590,550

		55,070,950

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Electric 2.5%
Dynegy, Inc., 5.875%, 06/01/23(g)	7,055,000	6,578,787
GenOn Energy, Inc., 9.875%, 10/15/20	6,789,000	7,060,560
NRG Energy, Inc., 6.250%, 05/01/24(a)	3,960,000	3,969,900
NRG Energy, Inc., 7.875%, 05/15/21	2,155,000	2,316,625

		19,925,872

Electrical Components & Equipment 0.5%
GrafTech International Ltd., 6.375%, 11/15/20	1,075,000	1,066,938
Zebra Technologies Corp., 7.250%, 10/15/22(a)	2,615,000	2,647,687

		3,714,625

Energy-Alternate Sources 0.6%
First Wind Capital LLC, 10.250%, 06/01/18(a)	4,775,000	5,061,500

Engineering & Construction 0.5%
Aguila 3 SA, 7.875%, 01/31/18(a)	3,925,000	4,023,125

Entertainment 0.8%
Gibson Brands, Inc., 8.875%, 08/01/18(a)	3,607,000	3,525,843
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(a)(g)	3,005,000	2,989,975

		6,515,818

Environmental Control 1.0%
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18(g)	8,345,000	8,371,078

Exploration & Production 0.4%
Jones Energy Holdings/Jones Energy Finance Corp., 6.750%, 04/01/22(a)	3,165,000	3,165,000

Food 2.8%
HJ Heinz Co., 4.250%, 10/15/20	8,100,000	8,049,375
Post Holdings, Inc., 6.000%, 12/15/22(a)(g)	1,580,000	1,445,700
Post Holdings, Inc., 6.750%, 12/01/21(a)	7,140,000	6,765,150
Post Holdings, Inc., 7.375%, 02/15/22	6,230,000	6,167,700

		22,427,925

	Shares or Principal Amount($)	Value($)

Forest Products & Paper 0.7%
Resolute Forest Products, Inc., 5.875%, 05/15/23(g)	6,382,000	5,899,361

Gas 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19(a)	1,309,000	1,282,820

Healthcare-Products 1.1%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	4,450,000	4,839,375
Physio-Control International, Inc., 9.875%, 01/15/19(a)	1,887,000	2,019,090
Teleflex, Inc., 5.250%, 06/15/24(a)	2,123,000	2,080,540

		8,939,005

Healthcare-Services 0.4%
HCA Holdings, Inc., 6.250%, 02/15/21	1,605,000	1,677,225
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,250,000	1,271,875

		2,949,100

Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(a)	2,515,000	2,527,575

Household Products/Wares 0.2%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(a)	1,368,000	1,439,820

Insurance 2.3%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	2,795,000	2,487,550
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24(g)	3,600,000	3,637,645
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(b)	1,827,000	1,699,110
Genworth Financial, Inc., 6.150%, 11/15/66(b)	2,805,000	2,468,400
MBIA, Inc., 6.625%, 10/01/28	2,540,000	2,590,800
White Mountains Re Group Ltd., 7.506%(a)(b)(f)	4,970,000	5,218,500

		18,102,005

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Internet 0.2%
Pacnet Ltd., 9.000%, 12/12/18(a)	1,600,000	1,690,000

Iron/Steel 0.3%
Steel Dynamics, Inc., 5.125%, 10/01/21(a)	1,380,000	1,400,700
Steel Dynamics, Inc., 5.500%, 10/01/24(a)	1,335,000	1,341,675

		2,742,375

Leisure Time 0.4%
Viking Cruises Ltd., 8.500%, 10/15/22(a)	2,825,000	3,072,188

Lodging 1.3%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20(a)	3,005,000	2,959,925
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)	7,255,000	7,654,025

		10,613,950

Media 6.0%
Block Communications, Inc., 7.250%, 02/01/20(a)	3,260,000	3,382,250
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	2,595,000	2,491,200
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22	1,015,000	993,431
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23(g)	2,485,000	2,472,575
DISH DBS Corp., 5.000%, 03/15/23(h)	2,625,000	2,518,359
DISH DBS Corp., 5.125%, 05/01/20	2,455,000	2,448,863
DISH DBS Corp., 5.875%, 07/15/22(h)	5,915,000	6,033,300
Lee Enterprises, Inc., 9.500%, 03/15/22(a)	2,160,000	2,187,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,790,000	3,082,950
Nielsen Finance LLC/Neilsen Finance Co., 5.000%, 04/15/22(a)	4,235,000	4,139,712
Numericable Group SA, 6.000%, 05/15/22(a)	3,830,000	3,858,725

	Shares or Principal Amount($)	Value($)

Media—continued
Numericable Group SA, 6.250%, 05/15/24(a)	2,045,000	2,039,888
Sinclair Television Group, Inc., 5.625%, 08/01/24(a)	2,735,000	2,632,438
Sirius XM Radio, Inc., 6.000%, 07/15/24(a)	2,595,000	2,633,925
Townsquare Radio LLC/Townsquare Radio, Inc., 9.000%, 04/01/19(a)	2,920,000	3,146,300
Univision Communications, Inc., 5.125%, 05/15/23(a)	2,590,000	2,622,375
VTR Finance BV, 6.875%, 01/15/24(a)	2,000,000	2,070,000

		48,753,291

Mining 2.8%
First Quantum Minerals Ltd., 6.750%, 02/15/20(a)	3,850,000	3,888,500
First Quantum Minerals Ltd., 7.000%, 02/15/21(a)	4,850,000	4,916,687
FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22(a)(g)	2,650,000	2,696,375
Imperial Metals Corp., 7.000%, 03/15/19(a)	8,304,000	7,805,760
Vulcan Materials Co., 7.500%, 06/15/21	2,795,000	3,270,150

		22,577,472

Miscellaneous Manufacturer 0.8%
Bombardier, Inc., 6.125%, 01/15/23(a)(g)(h)	4,120,000	4,125,150
Polymer Group, Inc., 7.750%, 02/01/19	2,169,000	2,244,915

		6,370,065

Oil & Gas 11.4%
Antero Resources Corp., 5.125%, 12/01/22(a)	3,370,000	3,277,325
California Resources Corp., 5.000%, 01/15/20(a)	1,305,000	1,324,575
California Resources Corp., 5.500%, 09/15/21(a)	1,305,000	1,324,575
California Resources Corp., 6.000%, 11/15/24(a)	1,305,000	1,340,888
Chesapeake Energy Corp., 6.875%, 11/15/20	1,930,000	2,151,950
CITGO Petroleum Corp., 6.250%, 08/15/22(a)	2,550,000	2,652,000
EnQuest PLC, 7.000%, 04/15/22(a)	3,900,000	3,678,187

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Oil & Gas—continued
Hercules Offshore, Inc., 7.500%, 10/01/21(a)(g)	2,580,000	2,076,900
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(a)	4,270,000	4,109,875
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(a)	2,670,000	2,536,500
Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19	7,600,000	7,448,000
Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 09/15/21	1,295,000	1,262,625
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	3,540,000	3,659,475
MEG Energy Corp., 6.375%, 01/30/23(a)	7,395,000	7,459,706
North Atlantic Drilling Ltd., 6.250%, 02/01/19(a)	6,355,000	5,719,500
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,860,000	3,010,150
Offshore Drilling Holding SA, 8.625%, 09/20/20(a)	5,675,000	6,001,312
Petroleos de Venezuela SA, 6.000%, 11/15/26(a)	4,135,000	2,150,200
PetroQuest Energy, Inc., 10.000%, 09/01/17	2,470,000	2,578,063
Precision Drilling Corp., 5.250%, 11/15/24(a)	2,167,000	2,091,155
Range Resources Corp., 5.000%, 03/15/23	7,150,000	7,364,500
Rex Energy Corp., 8.875%, 12/01/20	3,721,000	4,000,075
Sanchez Energy Corp., 6.125%, 01/15/23(a)	1,490,000	1,475,547
SandRidge Energy, Inc., 7.500%, 03/15/21(h)	2,990,000	2,915,250
SandRidge Energy, Inc., 8.125%, 10/15/22	2,150,000	2,147,313
Seadrill Ltd., 6.125%, 09/15/17(a)	3,420,000	3,407,175
United Refining Co., 10.500%, 02/28/18	4,664,000	4,967,160

		92,129,981

Oil & Gas Services 0.8%
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	6,455,000	6,132,250

	Shares or Principal Amount($)	Value($)

Pharmaceuticals 1.6%
Catamaran Corp., 4.750%, 03/15/21	4,755,000	4,573,716
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22(a)	4,255,000	4,201,812
Valeant Pharmaceuticals International, 7.000%, 10/01/20(a)	3,900,000	4,075,500

		12,851,028

Pipelines 2.8%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	3,965,000	3,974,912
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	2,035,000	2,080,788
Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22	1,170,000	1,152,450
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	3,014,000	3,134,560
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	10,085,000	10,362,337
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,064,000	2,105,280

		22,810,327

Real Estate 1.5%
CBRE Services, Inc., 5.000%, 03/15/23	4,135,000	4,093,237
Howard Hughes Corp., 6.875%, 10/01/21(a)	7,800,000	8,053,500

		12,146,737

Real Estate Investment Trust 0.8%
iStar Financial, Inc., 5.000%, 07/01/19	4,310,000	4,148,375
MPT Operating Partnership LP/MPT Finance Corp., 5.500%, 05/01/24	2,495,000	2,551,138

		6,699,513

Retail 2.8%
GameStop Corp., 5.500%, 10/01/19(a)(g)	2,090,000	2,063,875

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Retail—continued
Guitar Center, Inc., 6.500%, 04/15/19(a)(g)	1,653,000	1,487,700
Limited Brands, Inc., 6.625%, 04/01/21	3,130,000	3,443,000
Sears Holdings Corp., 6.625%, 10/15/18(g)	13,315,000	11,916,925
Toys ‘R’ US-Delaware, Inc., 7.375%, 09/01/16(a)(g)	3,465,000	3,439,012

		22,350,512

Semiconductors 0.9%
Advanced Micro Devices, Inc., 7.000%, 07/01/24(g)	2,450,000	2,339,750
Micron Technology, Inc., 5.875%, 02/15/22(a)	4,325,000	4,476,375

		6,816,125

Software 0.2%
Audatex North America, Inc., 6.000%, 06/15/21(a)	1,832,000	1,877,800

Telecommunication Services 11.6%
Altice Financing SA, 6.500%, 01/15/22(a)	4,530,000	4,643,250
Altice SA, 7.750%, 05/15/22(a)	1,685,000	1,739,763
Avanti Communications Group PLC, 10.000%, 10/01/19(a)	10,115,000	10,064,425
Avaya, Inc., 7.000%, 04/01/19(a)	2,665,000	2,585,050
Avaya, Inc., 9.000%, 04/01/19(a)	2,565,000	2,584,237
B Communications Ltd., 7.375%, 02/15/21(a)	3,735,000	3,973,106
CenturyLink, Inc., Series V, 5.625%, 04/01/20	2,075,000	2,140,363
DigitalGlobe, Inc., 5.250%, 02/01/21(a)(g)	2,685,000	2,577,600
Level 3 Financing, Inc., 6.125%, 01/15/21(a)	7,000,000	7,210,000
Level 3 Financing, Inc., 8.125%, 07/01/19	1,610,000	1,714,650
Level 3 Financing, Inc., 8.625%, 07/15/20	6,990,000	7,566,675
NII International Telecom SCA., 11.375%, 08/15/19(a)(g)(i)	6,700,000	4,505,750
Sprint Capital Corp., 6.875%, 11/15/28(h)	6,185,000	5,906,675

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
Sprint Capital Corp., 8.750%, 03/15/32(h)	2,270,000	2,477,137
Sprint Corp., 7.875%, 09/15/23(a)	5,020,000	5,321,200
T-Mobile USA, Inc., 6.000%, 03/01/23(g)	3,305,000	3,300,869
T-Mobile USA, Inc., 6.375%, 03/01/25	3,305,000	3,296,737
T-Mobile USA, Inc., 6.633%, 04/28/21	4,865,000	4,986,625
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,855,000	4,144,125
ViaSat, Inc., 6.875%, 06/15/20	5,985,000	6,344,100
Wind Acquisition Finance SA, 7.375%, 04/23/21(a)	6,885,000	6,919,425

		94,001,762

Transportation 2.3%
CHC Helicopter SA, 9.250%, 10/15/20(h)	3,906,000	4,159,890
Eletson Holdings, 9.625%, 01/15/22(a)(g)	4,865,000	4,962,300
Florida East Coast Holdings Corp., 6.750%, 05/01/19(a)	3,035,000	3,095,700
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21(a)	3,069,000	2,961,585
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22(a)	3,520,000	3,344,000

		18,523,475

Trucking & Leasing 0.2%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(a)	1,600,000	1,668,000

Total Corporate Bonds (Cost $687,996,541)		695,142,318

Short-Term Investment 9.7%
RidgeWorth Funds Securities Lending Joint Account(j)	78,051,930	78,051,930

Total Short-Term Investment (Cost $78,051,930)		78,051,930

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Seix High Yield Fund — concluded

	Shares or Principal Amount($)	Value($)

Money Market Fund 1.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	9,983,130	9,983,130

Total Money Market Fund (Cost $9,983,130)		9,983,130

Total Investments (Cost $826,729,461) —103.2%		833,269,053
Liabilities in Excess of Other Assets — (3.2)%		(25,549,537)

Net Assets — 100.0%		$807,719,516

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 54.8% of net assets as of September 30, 2014.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.
(c)	Less than 0.05% of Net Assets.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(f)	Perpetual maturity.

(g)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $76,698,712.

(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(i)	Security is in default.

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014 (See Note 2(k)).

(k)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

MTN	—	Medium Term Note
PIK	—	Payment in-kind

Centrally Cleared Credit Default Swap Contracts — Sell Protection

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Value	Unrealized Depreciation
CDX.NA.HY.22	Credit Suisse First Boston (CME)	$13,365,000	5.000%	06/20/19	35.317%	$808,692	$(46,322)
CDX.NA.HY.22	JPMorgan (CME)	8,415,000	5.000	06/20/19	35.317	509,176	(40,948)

						$1,317,868	$(87,270)

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in CDX.NA.HY.22.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2014.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)

Asset-Backed Securities 16.2%
Automobiles 6.8%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	295,000	295,029
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	235,000	234,837
Ford Credit Auto Owner Trust, Series 2014-A, Cl A3, 0.790%, 05/15/18	610,000	609,962
Honda Auto Receivables Owner Trust, Series 2011-3, Cl A4, 1.170%, 12/21/17	500,000	501,109
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	530,000	530,269

		2,171,206

Credit Card 4.1%
BA Credit Card Trust, Series 2014-A2, Cl A, 0.424%, 09/16/19(a)	430,000	430,420
Capital One Multi-Asset Execution Trust, Series 2013-A3, Cl A3, 0.960%, 09/16/19	370,000	368,923
Chase Issuance Trust, Series 2014-A1, Cl A1, 1.150%, 01/15/19	515,000	514,567

		1,313,910

Other 3.3%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	473,101	473,843
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Cl A4, 5.170%, 08/01/19	138,173	146,394
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Cl A1, 0.901%, 04/15/18	321,027	321,815
FPL Recovery Funding LLC, Series 2007-A, Cl A3, 5.127%, 08/01/17	64,699	66,147
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Cl A3, 5.290%, 05/15/18	59,157	61,622

		1,069,821

	Shares or Principal Amount($)	Value($)

Student Loan Asset Backed Security 2.0%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.405%, 09/25/19(a)	390,000	389,436
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.415%, 05/25/18(a)	243,518	243,532

		632,968

Total Asset-Backed Securities (Cost $5,184,567)		5,187,905

Collateralized Mortgage Obligations 13.3%
Agency Collateralized Planned Amortization Class Mortgage Obligations 0.3%
Federal Home Loan Mortgage Corporation
Series 3864, Cl KM, REMIC, 3.000%, 02/15/41	107,172	110,878

Commercial Mortgage Backed Securities 13.0%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Cl A1, 0.685%, 09/10/45	63,292	63,242

Commercial Mortgage Trust
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(a)	335,000	344,595

Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Cl A3, 5.999%, 06/15/38(a)	296,760	314,307
Series 2006-C5, Cl A3, 5.311%, 12/15/39	554,192	591,605

		905,912

CS First Boston Mortgage Securities Corp.
Series 2005-C5, Cl AM, 5.100%, 08/15/38(a)	595,000	613,587

Federal National Mortgage Association
Series 2014-M2, Cl ASQ2, 0.478%, 09/25/15	213,819	213,748

GS Mortgage Securities Trust
Series 2011-GC5, Cl A2, 2.999%, 08/10/44	275,000	283,619
Series 2013-GC14, Cl A1, 1.217%, 08/10/46	80,911	81,012

		364,631

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Short-Term Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Commercial Mortgage Backed Securities—continued
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A2, 3.616%, 11/15/43(b)	140,000	147,134

LB-UBS Commercial Mortgage Trust
Series 2006-C7, Cl A3, 5.347%, 11/15/38	365,000	391,992

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	565,794	564,907
Series 2014-C14, Cl A1, 1.250%, 02/15/47	162,834	161,780

		726,687

Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Cl A4, 5.449%, 12/15/44(a)	367,967	380,724

		4,152,252

Total Collateralized Mortgage Obligations (Cost $4,252,276)		4,263,130

Corporate Bonds 28.9%
Auto Manufacturers 0.6%
PACCAR Financial Corp., 0.833%, 12/06/18, MTN(a)	200,000	201,980

Banks 11.4%
Bank of America Corp., 3.625%, 03/17/16, MTN	500,000	518,084
Bank of Nova Scotia, 0.428%, 02/19/15	280,000	280,210
Citigroup, Inc., 1.350%, 03/10/17	325,000	324,125
Credit Suisse New York, 1.375%, 05/26/17, MTN	580,000	576,720
Fifth Third Bank, 0.900%, 02/26/16	215,000	215,407
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	470,000	526,162
JPMorgan Chase & Co., 6.125%, 06/27/17	335,000	373,428
Morgan Stanley, 5.375%, 10/15/15	270,000	282,769
Wells Fargo & Co., 1.250%, 07/20/16	560,000	563,257

		3,660,162

	Shares or Principal Amount($)	Value($)

Commercial Services 1.0%
ERAC USA Finance LLC, 1.400%, 04/15/16(b)	335,000	337,368

Computers 1.0%
EMC Corp., 1.875%, 06/01/18	324,000	322,087

Diversified Financial Services 4.4%
American Express Credit Corp., 1.300%, 07/29/16	550,000	553,669
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	140,000	152,900
General Electric Capital Corp., 2.450%, 03/15/17, MTN	460,000	473,797
Woodside Finance Ltd., 4.500%, 11/10/14(b)	220,000	220,910

		1,401,276

Electric 0.7%
Duke Energy Corp., 0.615%, 04/03/17(a)	85,000	85,296
Duke Energy Corp., 3.350%, 04/01/15	135,000	136,956

		222,252

Healthcare-Services 0.7%
UnitedHealth Group, Inc., 1.875%, 11/15/16	210,000	213,693

Information Technology 1.3%
Oracle Corp., 0.433%, 07/07/17(a)	410,000	410,450

Insurance 3.1%
MetLife, Inc., 6.750%, 06/01/16	480,000	526,638
Prudential Covered Trust, 2.997%, 09/30/15(b)	465,000	474,668

		1,001,306

Oil & Gas 1.1%
BP Capital Markets PLC, 3.200%, 03/11/16	195,000	201,959
Ensco PLC, 3.250%, 03/15/16	157,000	161,720

		363,679

Pipelines 1.0%
Kinder Morgan Energy Partners LP, 5.950%, 02/15/18	187,000	209,151
Spectra Energy Partners LP, 2.950%, 09/25/18	95,000	97,929

		307,080

Semiconductors 0.6%
TSMC Global Ltd., 1.625%, 04/03/18(b)	200,000	197,491

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Short-Term Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Telecommunication Services 2.0%
American Tower Corp., 4.500%, 01/15/18	135,000	144,115
AT&T, Inc., 5.500%, 02/01/18	293,000	327,677
Verizon Communications, Inc., 2.500%, 09/15/16	160,000	164,207

		635,999

Total Corporate Bonds (Cost $9,241,814)		9,274,823

Municipal Bonds 3.9%
New Jersey 1.6%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	530,000	528,967

South Carolina 2.3%
South Carolina State Public Service Authority, Series D, RB, 1.257%, 06/01/16(a)	725,000	729,821

Total Municipal Bonds (Cost $1,255,276)		1,258,788

U.S. Government Agency Mortgages 2.8%
Federal National Mortgage Association
Pool #745935, 5.683%, 08/01/16	314,752	334,366
Pool #AX3644, 2.406%, 10/01/44(a)	533,000	544,836

Total U.S. Government Agency Mortgages (Cost $874,624)		879,202

U.S. Treasury Obligations 32.7%
U.S. Treasury Notes 32.7%
0.250%, 01/15/15	1,030,000	1,030,603
1.000%, 03/31/17	1,326,000	1,330,040
0.625%, 08/31/17	4,449,000	4,390,260
0.625%, 09/30/17	3,800,000	3,744,186

Total U.S. Treasury Obligations (Cost $10,514,833)		10,495,089

	Shares or Principal Amount($)	Value($)

Money Market Fund 7.2%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	2,320,050	2,320,050

Total Money Market Fund (Cost $2,320,050)		2,320,050

Total Investments (Cost $33,643,440) — 105.0%		33,678,987
Liabilities in Excess of Other Assets — (5.0)%		(1,616,445)

Net Assets — 100.0%		$32,062,542

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.3% of net assets as of September 30, 2014.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 92.8%
California 11.7%
Bay Area Toll Authority, Series C, RB, 1.875%, 04/01/47(a)	1,870,000	1,906,671
Los Angeles County Regional Financing Authority, Series B-1, RB, 3.000%, 11/15/21, CA MTG INS	1,500,000	1,522,860
San Diego County Regional Airport Authority, RB, 2.537%, 07/01/18	300,000	303,618
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/20(b)	500,000	591,050
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/21	400,000	476,380

		4,800,579

Georgia 1.4%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/20(b)(c)	500,000	570,795

Guam 2.7%
Guam Power Authority, Series A, RB, 5.000%, 10/01/20, AGM	920,000	1,085,066

Hawaii 1.0%
Hawaii State, GO, 5.000%, 05/01/15	400,000	411,416

Illinois 9.9%
Chicago, Series A, GO, 4.000%, 01/01/20	1,225,000	1,292,620
Chicago Public Building Commission, RB, 5.250%, 12/01/18, NATL-RE	1,500,000	1,688,790
Illinois State, GO, 4.000%, 02/01/18	1,000,000	1,070,200

		4,051,610

Louisiana 3.0%
Louisiana State University & Agricultural & Mechanical College, RB, 5.000%, 07/01/21(b)(c)	1,035,000	1,236,359

Maryland 5.2%
Harford County, GO, 5.000%, 07/01/15	1,500,000	1,555,065

	Shares or Principal Amount($)	Value($)
Maryland—continued
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(b)	500,000	567,025

		2,122,090

Massachusetts 6.2%
Commonwealth of Massachusetts, Series A, GO, 0.040%, 12/01/30(a)	1,500,000	1,500,000
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/30, Pre-refunded 08/15/2015 @ 100, AGM	1,000,000	1,042,300

		2,542,300

Michigan 10.5%
Michigan Finance Authority, Series E, RB, 2.850%, 08/20/15, State Aid Withholding	2,600,000	2,609,828
University of Michigan, Series A, RB, 0.040%, 04/01/38(a)(b)	1,700,000	1,700,000

		4,309,828

Mississippi 2.0%
Mississippi Development Bank, RB, 5.000%, 11/01/20, Pre-refunded 11/01/2014 @ 100, AMBAC	815,000	818,423

New Jersey 6.5%
New Jersey Economic Development Authority, Series O, RB, 5.250%, 03/01/25, Pre-refunded 03/01/2015 @ 100(b)	1,500,000	1,532,235
New Jersey Economic Development Authority, Series PP, RB, 5.000%, 06/15/18	1,000,000	1,121,560

		2,653,795

New York 6.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 11/01/15	1,000,000	1,052,460
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/15	400,000	408,896

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Short-Term Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
New York—continued
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/22	1,000,000	1,111,400

		2,572,756

Oklahoma 1.0%
Oklahoma City, GO, 4.000%, 03/01/15	400,000	406,548

Texas 17.1%
City Public Service Board of San Antonio, RB, 4.000%, 02/01/15	1,000,000	1,012,990
City Public Service Board of San Antonio, RB, 5.000%, 02/01/19(b)(c)	750,000	872,513
Harris County, Series A, GO, 5.000%, 10/01/18	1,000,000	1,159,750
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/17, AGM	200,000	214,050
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	216,396
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/20, AGM	325,000	354,812
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18	3,000,000	3,185,310

		7,015,821

Virginia 3.0%
Virginia Commonwealth Transportation Board, RB, 5.000%, 03/15/15	1,200,000	1,226,748

Washington 2.8%
Washington State, Series R-2015 A, GO, 5.000%, 07/01/18	1,000,000	1,150,950

	Shares or Principal Amount($)	Value($)
West Virginia 2.5%
West Virginia State, GO, 5.000%, 11/01/14, NATL-RE(b)	1,000,000	1,004,230

Total Municipal Bonds (Cost $37,809,301)		37,979,314

Money Market Fund 13.0%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	5,297,862	5,297,862

Total Money Market Fund (Cost $5,297,862)		5,297,862

Total Investments (Cost $43,107,163) — 105.8%		43,277,176
Liabilities in Excess of Other Assets — (5.8)%		(2,359,243)

Net Assets — 100.0%		$40,917,933

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
CA MTG INS	—	California Mortgage Insurance
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 3.6%
Credit Card 2.9%
American Express Credit Account Master Trust, Series 2014-2, Cl A, 1.260%, 01/15/20	2,645,000	2,634,795
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	9,179,000	9,181,203
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.504%, 03/16/20(a)	1,926,000	1,924,808
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.434%, 01/15/19(a)	2,624,000	2,613,588
Chase Issuance Trust, Series 2014-A1, Cl A1, 1.150%, 01/15/19	5,835,000	5,830,093
Discover Card Execution Note Trust, Series 2012-B3, Cl B3, 0.604%, 05/15/18(a)	7,475,000	7,485,577

		29,670,064

Other 0.7%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	6,976,325	7,368,102

Total Asset-Backed Securities (Cost $36,842,690)		37,038,166

Collateralized Mortgage Obligations 7.4%
Agency Collateralized Mortgage Obligations 3.5%
Federal Home Loan Mortgage Corporation
Series 3745, Cl AY, REMIC, 4.000%, 10/15/30	688,000	723,388
Series 3768, Cl CB, 3.500%, 12/15/25	2,489,874	2,583,595
Series 3800, Cl CB, REMIC, 3.500%, 02/15/26	2,974,000	3,086,542
Series 3806, Cl L, 3.500%, 02/15/26	6,923,000	7,170,774
Series 3877, Cl LM, 3.500%, 06/15/26	1,502,000	1,558,256
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26	3,156,000	3,274,574
Series 4313, Cl LY, 3.000%, 03/15/29	853,000	832,000

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Series 4364, Cl VB, REMIC, 4.000%, 07/15/32	7,568,000	7,972,222

		27,201,351

Federal National Mortgage Association
Series 2012-17, Cl BC, 3.500%, 03/25/27	4,822,240	4,957,528
Series 2012-93, Cl CY, 1.500%, 09/25/27	1,119,921	934,690

		5,892,218

Government National Mortgage Association
Series 2013-124, Cl VB, REMIC, 3.500%, 03/20/30	2,815,236	2,892,582
Series 2014-118, Cl WL, REMIC, 3.500%, 08/20/29	265,958	272,843

		3,165,425

		36,258,994

Commercial Mortgage Backed Securities 3.9%
Extended Stay America Trust
Series 2013-ESH5, Cl B5, 2.278%, 12/05/31(b)	2,940,000	2,909,077

Federal National Mortgage Association
Series 2014-M8, Cl A2, 3.056%, 06/25/24(a)	3,364,000	3,369,557

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	5,795,000	5,958,013
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	2,890,000	2,833,720

		8,791,733

GS Mortgage Securities Trust
Series 2011-GC5, Cl AS, 5.209%, 08/10/44(a)(b)	2,014,000	2,245,687

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl C, 5.692%, 11/15/43(a)(b)	3,863,000	4,295,799
Series 2011-C3, Cl D, 5.753%, 02/15/46(a)(b)	5,897,000	6,472,376
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(b)	1,790,000	1,835,128

		12,603,303

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	4,150,000	4,573,566

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.723%, 03/15/44(a)(b)	4,677,367	4,986,143

		39,479,066

Total Collateralized Mortgage Obligations (Cost $74,470,710)		75,738,060

Bank Loans 4.7%
Aerospace/Defense 0.1%
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	271,250	250,228
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 06/01/20(a)(b)	79,001	77,855
DAE Aviation Holdings, Inc., 2018 Term Loan B2, 11/02/18(b)(C)	59,575	59,723
DAE Aviation Holdings, Inc., New Term Loan B1, 5.000%, 11/02/18(a)(b)	131,415	131,743
LM U.S. Corp. Acquisition Inc., Term Loan Canadian, 4.750%, 10/25/19(a)(b)	1,904	1,890
LM U.S. Corp. Acquisition Inc., 1st Lien Term Loan, 4.750%, 10/25/19(a)(b)	47,885	47,526
LM U.S. Corp. Acquisition Inc., 2nd Lien Term Loan, 8.500%, 10/15/20(a)(b)	105,000	104,825
TASC, Inc., 2014 Term Loan B, 6.500%, 05/30/20(a)(b)	219,450	210,604
TASC, Inc., 2nd Lien Term Loan, 12.000%, 05/30/21(a)(b)	95,000	92,506
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	448,247	440,179
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	102,468	101,603

		1,518,682

	Shares or Principal Amount($)	Value($)
Auto Manufacturers 0.1%
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(a)(b)	104,738	103,363
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(a)(b)	133,319	131,097
Wabash National Corp., Term Loan B, 4.500%, 05/08/19(a)(b)(d)	273,219	271,512

		505,972

Broadcasting 0.0%(e)
Gray Television, Inc., 2014 Term Loan B, 06/10/21(b)(C)(d)	114,713	112,848

Chemicals 0.1%
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(a)(b)	85,000	84,256
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/07/20(a)(b)	98,750	96,874
Minerals Technologies, Inc., Term Loan B, 4.000%, 05/09/21(a)(b)	185,871	184,129
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	179,983	178,071
OXEA Finance LLC, USD Term Loan B2, 4.250%, 01/15/20(a)(b)	69,475	67,912
Polymer Group, Inc., 1st Lien Term Loan, 5.250%, 12/19/19(a)(b)	114,138	113,567
PQ Corp., 2014 Term Loan, 4.000%, 08/07/17(a)(b)	93,338	92,171
Tata Chemicals North America, Inc., Term Loan B, 3.750%, 08/07/20(a)(b)	69,125	68,261
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%, 06/07/20(a)(b)	43,860	43,202

		928,443

Commercial Services 0.1%
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.483%, 06/30/17(a)(b)	516,951	515,985

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Commercial Services—continued
Infor(US), Inc., USD Term Loan B5, 3.750%, 06/03/20(a)(b)	258,561	252,474
Infor(US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	115,781	113,067
Walter Energy, Inc., Term Loan B, 7.250%, 04/02/18(a)(b)	366,864	325,797

		1,207,323

Consumer Non-Durables 0.0%(e)
Kate Spade & Co., Term Loan B, 4.000%, 04/09/21(a)(b)	100,000	97,500

Diversified Financial Services 0.3%
American Capital, Ltd., 2017 Term Loan, 3.500%, 08/22/17(a)(b)	168,300	166,196
Ceridian LLC, Term Loan B2, 4.500%, 09/15/20(a)(b)	40,000	39,500
First Data Corp., New Term Loan B, 3.655%, 03/24/17(a)(b)	1,000,000	981,500
First Data Corp., New 2018 Extended Term Loan, 3.655%, 03/23/18(a)(b)	85,000	83,274
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)	148,082	135,558
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(a)(b)	119,100	117,462
GXS Group, Inc., Term Loan B, 3.250%, 01/16/21(a)(b)	113,676	112,362
Interactive Data Corp., 2014 Term Loan, 4.750%, 05/02/21(a)(b)	214,463	213,189
Nuveen Investments, Inc., New Term Loan, 4.157%, 05/15/17(a)(b)	610,000	608,146
Oberthur Technologies of America Corp., USD Term Loan B2, 4.500%, 10/18/19(a)(b)	203,463	202,343
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 07/01/19(a)(b)	74,597	74,644

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(a)(b)	78,939	71,439
USIC Holdings, Inc., 1st Lien Term Loan, 4.000%, 07/10/20(a)(b)	118,500	115,834

		2,921,447

Diversified Media 0.0%(e)
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(a)(b)	30,000	29,775
AP NMT Acquisition BV, USD 1st Lien Term Loan, 6.750%, 07/31/21(a)(b)	95,000	92,348
Quad/Graphics, Inc., 2021 Term Loan, 4.250%, 04/23/21(a)(b)	114,713	113,565

		235,688

Electronics 0.1%
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	208,724	206,963
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	207,375	208,347
Rovi Solutions Corp., New Term Loan B, 3.750%, 07/02/21(a)(b)	54,863	53,285
Shield Finance Co. S.A.R.L., USD Term Loan, 5.000%, 01/29/21(a)(b)	169,150	168,516
Spansion LLC, 2013 Term Loan, 3.750%, 12/19/19(a)(b)	118,800	116,721

		753,832

Energy 0.2%
American Energy — Marcellus, LLC, 1st Lien Term Loan, 5.250%, 08/04/20(a)(b)	20,000	19,806
American Energy — Marcellus, LLC, 2nd Lien Term Loan, 8.500%, 08/04/21(a)(b)	20,000	19,800
Azure Midstream Energy LLC, Term Loan B, 6.500%, 11/15/18(a)(b)	226,188	223,926
BlackBrush Oil & Gas, L.P., 2nd Lien Term Loan, 8.750%, 06/19/21(a)(b)	55,000	54,038

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Energy—continued
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.500%, 05/12/21(a)(b)	155,000	154,612
Drillships Ocean Ventures Inc., Term Loan B, 5.500%, 07/25/21(a)(b)	75,000	72,562
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	594,000	583,237
KCA Deutag US Finance LLC, Term Loan, 6.250%, 05/13/20(a)(b)	59,850	58,803
Pacific Drilling SA, Term Loan B, 4.500%, 06/04/18(a)(b)	172,788	166,813
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	221,946	209,368
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/24/19(a)(b)	29,998	29,651
Seadrill Partners Finco LLC, Term Loan B, 4.000%, 02/21/21(a)(b)	303,123	287,967
Southcross Holdings Borrower LP, Term Loan B, 6.000%, 08/04/21(a)(b)	29,925	29,850
Templar Energy LLC, 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	530,000	513,437

		2,423,870

Entertainment 0.1%
ClubCorp Club Operations, Inc., New Term Loan, 4.000%, 07/24/20(a)(b)(d)	225,000	222,655
Diamond Resorts Corp., New Term Loan, 5.500%, 05/09/21(a)(b)	59,850	59,551
Great Wolf Resorts, Inc., Term Loan B, 4.250%, 08/06/20(a)(b)	153,063	151,340
Kasima LLC, New Term Loan B, 3.250%, 05/17/21(a)(b)	208,676	205,807
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/17/20(a)(b)	326,700	322,309

	Shares or Principal Amount($)	Value($)
Entertainment—continued
Oceania Cruises, Inc., 2020 Term Loan B, 5.250%, 07/02/20(a)(b)	218,350	218,215
Regent Seven Seas Cruises, Inc., New Term Loan B, 3.750%, 12/21/18(a)(b)	39,550	39,254
William Morris Endeavor Entertainment, LLC, 2nd Lien Term Loan, 8.250%, 05/01/22(a)(b)	135,000	131,400

		1,350,531

Financial 0.1%
Delos Finance S.A.R.L., Term Loan B, 3.500%, 03/06/21(a)(b)	160,000	157,733
RCS Capital Corp., 1st Lien Term Loan, 6.500%, 04/29/19(a)(b)	197,500	198,241
Sedgwick, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(a)(b)	208,950	202,247
Sedgwick, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)	115,000	112,197

		670,418

Food 0.2%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B, 09/24/21(b)(C)(d)	230,000	228,211
Albertson’s Holdings LLC, Term Loan B3, 08/25/19(b)(C)	45,000	44,644
Albertson’s Holdings LLC, Term Loan B4, 4.500%, 08/25/21(a)(b)	45,000	44,756
Blue Buffalo Co. Ltd., Term Loan B3, 3.750%, 08/08/19(a)(b)	76,934	76,164
CEC Entertainment Concepts, LP, Term Loan, 4.250%, 02/14/21(a)(b)	99,400	96,294
H.J. Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(b)	839,375	826,784
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(b)	202,950	199,906

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Food—continued
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	362,881	359,448
New Albertson’s, Inc., Term Loan, 4.750%, 06/27/21(a)(b)	70,000	68,732
Stater Bros. Markets, Term Loan B, 4.750%, 05/12/21(a)(b)	80,000	79,650

		2,024,589

Forest Products & Paper 0.0%(e)
CD&R Millennium Holdco 6 S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 07/31/22(a)(b)	20,000	19,767

Health Care 0.3%
Accellent, Inc., 1st Lien Term Loan, 4.500%, 03/12/21(a)(b)	139,300	136,618
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.904%, 06/28/18(a)(b)	129,500	129,176
CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 07/01/21(a)(b)	50,000	49,500
Convatec, Inc., Term Loan, 4.000%, 12/22/16(a)(b)	60,000	59,500
Envision Acquisition Company LLC, Term Loan, 5.750%, 11/04/20(a)(b)	118,800	118,281
Hologic, Inc., New Term Loan B, 3.250%, 08/01/19(a)(b)	139,089	137,590
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(b)	155,635	154,986
IMS Health, Inc., New USD Term Loan, 3.500%, 03/17/21(a)(b)	108,120	105,822
INC Research, Inc., Refi Term Loan B, 4.250%, 07/12/18(a)(b)	379,520	375,489
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	60,000	59,288
JLL/Delta Dutch Newco B.V., USD Term Loan, 4.250%, 03/11/21(a)(b)(d)	274,313	267,603

	Shares or Principal Amount($)	Value($)
Health Care—continued
Millennium Laboratories, Inc., Term Loan B, 5.250%, 04/16/21(a)(b)	104,738	104,246
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)	179,050	178,939
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.000%, 09/30/19(a)(b)	379,534	371,537
Salix Pharmaceuticals Ltd., Term Loan, 4.250%, 01/02/20(a)(b)	197,313	196,573
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.750%, 12/11/19(a)(b)	72,487	71,551
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.750%, 02/13/19(a)(b)	98,125	96,926

		2,613,625

Healthcare-Services 0.1%
MPH Acquisition Holdings LLC, Term Loan, 4.000%, 03/31/21(a)(b)	231,273	225,636
SBA Senior Finance II LLC, Term Loan B1, 3.250%, 03/24/21(a)(b)	289,275	282,807

		508,443

Information Technology 0.2%
Active Network, Inc.(The), 1st Lien Term Loan, 5.500%, 11/13/20(a)(b)	79,400	78,705
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(a)(b)	159,600	158,536
AVSC Holdings Corp., 1st Lien Term Loan, 4.500%, 01/24/21(a)(b)	99,500	98,530
Dealertrack Technologies, Inc., Term Loan B, 3.500%, 02/28/21(a)(b)	66,782	65,668
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(a)(b)	261,688	242,061
Genesys Telecom Holdings, U.S., Inc., New Term Loan B, 4.000%, 02/07/20(a)(b)	59,248	57,989

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Information Technology—continued
Internap Network Services Corp., Term Loan, 6.000%, 11/26/19(a)(b)	143,913	143,553
iParadigms Holdings, LLC, 1st Lien Term Loan, 5.000%, 07/30/21(a)(b)	35,000	34,300
IQOR US Inc., Term Loan B, 6.000%, 04/01/21(a)(b)	455,079	414,122
RedTop Acquisitions Ltd., USD 1st Lien Term Loan, 4.500%, 12/03/20(a)(b)	149,250	148,877
RedTop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 06/03/21(a)(b)	89,550	89,998
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(a)(b)	137,750	136,459
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)(b)	79,400	77,862
STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%, 02/28/19(a)(b)	172,376	172,054
Zebra Technologies Corp., Term Loan B, 09/30/21(b)(C)(d)	530,000	526,025

		2,444,739

Insurance 0.1%
Asurion LLC, Term Loan B3, 3.750%, 03/03/17(a)(b)	65,000	64,296
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	430,000	433,896
La Frontera Generation LLC, Term Loan, 4.500%, 09/30/20(a)(b)	128,560	126,832
USI, Inc., Term Loan B, 4.250%, 12/27/19(a)(b)	221,079	216,934

		841,958

Leisure Time 0.1%
Amaya Holdings B.V., 1st Lien Term Loan, 5.000%, 08/01/21(a)(b)	75,000	73,942
Aristocrat Leisure Ltd., Term Loan B, 09/29/21(b) (C)(d)	275,000	271,906
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(a)(b)	149,250	146,887

	Shares or Principal Amount($)	Value($)
Leisure Time—continued
La Quinta Intermediate Holdings LLC, Term Loan B, 4.000%, 04/14/21(a)(b)	263,304	260,124
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(a)(b)	90,000	90,225

		843,084

Lodging 0.2%
Bally Technologies, Inc., Term Loan B, 4.250%, 11/25/20(a)(b)(d)	366,112	364,128
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	119,271	117,333
Caesars Entertainment Operating Co., Term Loan B7, 9.750%, 01/28/18(a)(b)	199,500	188,777
CCM Merger, Inc., New Term Loan B, 4.500%, 08/08/21(a)(b)	264,490	261,681
Golden Nugget, Inc., New Delayed Draw Term Loan, 5.500%, 11/21/19(a)(b)	47,640	47,839
Golden Nugget, Inc., New Term Loan B, 5.500%, 11/21/19(a)(b)	111,160	111,624
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 11/19/19(a)(b)	158,800	155,822
Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20(a)(b)	162,227	159,928
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/06/19(a)(b)	118,800	117,018
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(a)(b)	97,000	98,940
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	217,342	213,743

		1,836,833

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Machinery-Diversified 0.1%
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/20(a)(b)	595,500	592,933
Generac Power Systems, Inc., Term Loan B, 3.250%, 05/31/20(a)(b)	121,977	119,615
Key Safety Systems, Inc., New 1st Lien Term Loan, 4.750%, 08/29/21(a)(b)	30,000	29,872
NewPage Corp., Term Loan, 9.500%, 02/11/21(a)(b)	215,000	214,785
W3 Co., 1st Lien Term Loan, 5.750%, 03/13/20(a)(b)	64,025	63,705

		1,020,910

Manufacturing 0.0%(e)
Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/19(a)(b)	191,602	188,609
Signode Industrial Group US, Inc., USD Term Loan B, 4.000%, 05/01/21(a)(b)	127,815	125,339

		313,948

Media 0.3%
Clear Channel Communications, Inc., Term Loan D, 01/30/19(b)(C)(d)	30,000	28,629
Clear Channel Communications, Inc., Term Loan C, 3.804%, 01/29/16(a)(b)	16,955	16,673
Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 06/17/20(a)(b)	39,895	39,546
McGraw-Hill Global Education Holdings LLC, New 1st Lien Term Loan, 5.750%, 03/22/19(a)(b)	99,250	99,324
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	273,550	267,910
Univision Communications, Inc., Term Loan C4, 03/01/20(b)(C)(d)	19,950	19,563

	Shares or Principal Amount($)	Value($)
Media—continued
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(a)(b)	334,017	327,337
US Finco LLC, 1st Lien Term Loan, 4.000%, 05/29/20(a)(b)	64,188	63,144
Village Roadshow Films(BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	926,217	916,954
Ziggo B.V., USD Term Loan B2, 3.250%, 01/15/22(a)(b)	450,351	435,724
Ziggo B.V., USD Term Loan B1, 3.250%, 01/15/22(a)(b)	759,913	737,214

		2,952,018

Metals 0.0%(e)
Arch Coal, Inc., Term Loan B, 6.250%, 05/16/18(a)(b)	240,140	219,502
Atlas Iron Ltd., Term Loan B, 8.750%, 12/10/17(a)(b)	98,175	97,193

		316,695

Metals/Minerals 0.1%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(a)(b)	134,663	133,316
Murray Energy Corp., 1st Lien Term Loan, 5.250%, 12/05/19(a)(b)	179,100	178,568
Peabody Energy Corp., Term Loan B, 4.250%, 09/24/20(a)(b)	296,839	289,171

		601,055

Mining 0.2%
FMG Resources(August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	1,496,222	1,463,260
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(a)(b)	329,838	325,613

		1,788,873

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Miscellaneous Manufacturer 0.0%(e)
Boomerang Tube LLC, Term Loan, 11.000%, 10/11/17(a)(b)	211,500	186,120

Oil & Gas 0.3%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	193,955	196,380
Atlas Energy, L.P., Term Loan B, 6.500%, 07/31/19(a)(b)	306,900	308,818
Citgo Petroleum Corp., New Term Loan B, 4.500%, 07/29/21(a)(b)	90,000	89,663
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	774,364	741,453
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	303,333	297,646
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(a)(b)	84,375	83,874
Fieldwood Energy LLC, 2nd Lien Term Loan, 8.375%, 09/30/20(a)(b)	20,000	20,025
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(a)(b)	128,897	123,339
Offshore Group Investment Ltd., Term Loan B, 5.750%, 03/28/19(a)(b)	332,243	317,917
Samson Investment Co., New 2nd Lien Term Loan, 5.000%, 09/25/18(a)(b)	135,000	129,979
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(a)(b)	183,335	181,044
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(a)(b)	25,503	25,184
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(a)(b)	9,511	9,392

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Tervita Corp., Term Loan, 6.250%, 05/15/18(a)(b)	74,621	74,093
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	103,950	100,702
TPF II LC LLC, Term Loan B, 6.500%, 08/21/19(a)(b)	112,083	113,764

		2,813,273

Packaging & Containers 0.0%(e)
Ardagh Holdings USA, Inc., Institutional Term Loan, 4.000%, 12/17/19(a)(b)	114,425	112,709
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	85,038	85,251
Tronox Pigments(Netherlands) BV, 2013 Term Loan, 4.000%, 03/19/20(a)(b)	109,262	108,320

		306,280

Real Estate 0.1%
CPG International, Inc., New Term Loan, 4.750%, 09/30/20(a)(b)	158,400	157,477
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 06/27/20(a)(b)	277,200	272,002
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/20(a)(b)	35,000	35,000
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/19/17(a)(b)	12,199	12,474
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	190,370	187,990

		664,943

Retail 0.4%
Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 07/14/21(a)(b)	150,000	148,594
Camping World, Inc., Term Loan, 5.750%, 02/20/20(a)(b)	191,344	191,344

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Retail—continued
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)(d)	270,000	272,700
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	52,813	51,988
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	750,500	748,061
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	394,582	378,471
Lands’ End, Inc., Term Loan B, 4.250%, 04/02/21(a)(b)	333,325	328,742
Party City Holdings, Inc., Term Loan, 4.000%, 07/27/19(a)(b)	377,070	370,135
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	219,597	217,282
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	275,000	273,281
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	260,000	262,925
Supervalu, Inc., Refinance Term Loan B, 4.500%, 03/21/19(a)(b)	166,888	163,644
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	555,800	533,568
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	130,157	120,015
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	170,025	165,963

		4,226,713

Semiconductors 0.0%(e)
Freescale Semiconductor, Inc., Term Loan B5, 5.000%, 01/15/21(a)(b)	163,350	162,610
Semiconductor Components Industries, LLC, Term Loan A, 1.985%, 01/02/18(a)(b)	312,813	304,992

		467,602

	Shares or Principal Amount($)	Value($)
Telecommunication Services 0.5%
Altice Financing SA, Delayed Draw Term Loan, 5.500%, 07/02/19(a)(b)	833,986	840,241
Arris Group, Inc., Term Loan B, 3.250%, 04/17/20(a)(b)	245,055	241,276
Avaya, Inc., Extended Term Loan B3, 4.654%, 10/26/17(a)(b)	309,554	294,705
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(a)(b)	151,871	150,447
Charter Communications Operating, LLC, Term Loan G, 09/12/21 (C)(d)	30,000	29,891
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	405,302	401,248
Consolidated Communications, Inc., New Term Loan B, 4.250%, 12/23/20(a)(b)	158,800	158,205
DataPipe, Inc., 1st Lien Term Loan, 5.250%, 03/15/19(a)(b)	64,029	62,468
Evertec Group, LLC, New Term Loan A, 2.654%, 04/16/18(a)(b)	515,625	507,674
Evertec Group, LLC, New Term Loan B, 3.500%, 04/17/20(a)(b)	113,513	111,432
Learfield Communications, Inc., New 1st Lien Term Loan, 4.500%, 10/09/20(a)(b)	119,102	118,357
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)	50,000	49,584
Liberty Cablevision of Puerto Rico LLC, 2014 2nd Lien Term Loan, 7.750%, 07/07/23(a)(b)	30,000	29,738
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(a)(b)	217,250	211,276
MCC Iowa LLC, Term Loan G, 4.000%, 01/20/20(a)(b)	519,400	505,116

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Media General, Inc., Delayed Draw Term Loan B, 4.250%, 07/31/20(a)(b)	140,581	139,000
Nuance Communications, Inc., Term Loan C, 2.910%, 08/07/19(a)(b)	118,500	115,439
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	530,000	515,425
Van Wagner Communications LLC, New Term Loan, 7.500%, 08/03/18(a)(b)	308,880	308,108
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	643,500	620,276

		5,409,906

Telecommunications 0.1%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	81,093	77,646
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(a)(b)	301,188	295,604
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(a)(b)	186,675	184,248

		557,498

Transportation 0.1%
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	177,300	177,522
FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	132,638	131,145
Navios Partners Finance(US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	217,255	218,885
Travelport Finance(Luxembourg) S.A.R.L., 2014 Term Loan B, 6.000%, 09/02/21(a)(b)	55,000	54,872
U.S. Shipping Corp., Term Loan, 5.500%, 04/30/18(a)(b)	30,000	30,000

	Shares or Principal Amount($)	Value($)
Transportation—continued
Visteon Corp., Delayed Draw Term Loan B, 3.500%, 04/09/21(a)(b)	199,500	195,947

		808,371

Utilities 0.1%
Astoria Generating Company Acquisitions LLC, New Term Loan, 9.250%, 10/26/17(a)(b)	108,327	110,223
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.250%, 05/03/20(a)(b)	320,938	309,705
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	142,819	138,624
EFS Cogen Holdings I LLC, Term Loan B, 3.750%, 12/17/20(a)(b)	219,647	218,481
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/12/21(a)(b)	158,118	156,142
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/12/21(a)(b)	11,087	10,948
Exgen Renewables I LLC, Term Loan, 5.250%, 02/08/21(a)(b)	143,791	144,510
Polarpak, Inc., USD 1st Lien Canadian Borrower, 4.500%-5.500%, 06/05/20(a)(b)	84,297	83,033
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	188,957	184,706
Power Team Services LLC, Delayed Draw Term Loan, 4.250%, 05/06/20(a)(b)	10,064	9,837
Viva Alamo LLC, Term Loan B, 4.750%, 02/20/21(a)(b)	104,475	103,169

		1,469,378

Wireless Communication 0.0%(e)
GOGO LLC, Term Loan, 11.250%, 06/21/17(a)(b)	299,111	314,066

Total Bank Loans (Cost $48,672,921)		48,077,241

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Corporate Bonds 21.6%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	2,711,000	2,689,879

Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	2,142,000	2,158,286

Airlines 0.7%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 07/15/24	4,629,220	4,964,839
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 10/11/27, Series A(f)	2,049,000	2,059,245

		7,024,084

Auto Manufacturers 0.5%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	1,632,000	1,730,708
General Motors Co., 6.250%, 10/02/43	1,785,000	2,088,450
Volkswagen International Finance, 2.375%, 03/22/17(b)	1,439,000	1,476,572

		5,295,730

Auto Parts & Equipment 0.3%
Delphi Corp., 4.150%, 03/15/24	1,512,000	1,542,446
Lear Corp., 4.750%, 01/15/23	1,222,000	1,206,725

		2,749,171

Banks 5.2%
Bank of America Corp., 1.700%, 08/25/17, MTN	2,575,000	2,563,873
Bank of America Corp., 2.600%, 01/15/19	2,672,000	2,666,795
Bank of America Corp., 4.000%, 04/01/24, MTN	1,588,000	1,604,549
Bank of America NA, 1.250%, 02/14/17	1,217,000	1,213,221
Citigroup, Inc., 2.500%, 09/26/18	3,968,000	3,993,808
Citigroup, Inc., 4.950%, 11/07/43	2,679,000	2,835,496
Credit Suisse New York, 3.625%, 09/09/24, MTN	2,039,000	2,011,694

	Shares or Principal Amount($)	Value($)
Banks—continued
Fifth Third Bank, 1.450%, 02/28/18	400,000	395,038
Goldman Sachs Group, Inc.(The), 2.625%, 01/31/19	3,455,000	3,446,114
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,497,000	1,530,669
Huntington National Bank(The), 1.300%, 11/20/16	1,869,000	1,870,648
Intesa Sanpaolo SpA, 5.017%, 06/26/24(b)	2,204,000	2,147,437
JPMorgan Chase & Co., Series V, 5.000% (a)(g)	3,167,000	3,087,192
KeyBank NA, 1.650%, 02/01/18	1,557,000	1,550,879
Morgan Stanley, 4.350%, 09/08/26, MTN	1,290,000	1,267,834
Morgan Stanley, 5.000%, 11/24/25	1,564,000	1,635,647
Morgan Stanley, Series F, 3.875%, 04/29/24, Series F	1,485,000	1,483,460
Morgan Stanley, Series H, 5.450%(a)(g)	2,280,000	2,262,900
UBS AG, 2.375%, 08/14/19, MTN	3,496,000	3,465,298
US Bancorp, 3.600%, 09/11/24, MTN	3,668,000	3,624,798
US Bank NA, 1.100%, 01/30/17	2,710,000	2,707,276
Wells Fargo & Co., 1.250%, 02/13/15, MTN	2,507,000	2,515,524
Wells Fargo & Co., 4.100%, 06/03/26, MTN	3,229,000	3,217,650

		53,097,800

Beverages 0.2%
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	2,020,000	2,063,636

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	2,206,000	2,164,304

Chemicals 0.2%
Praxair, Inc., 4.625%, 03/30/15	1,548,000	1,580,641

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	935,000	963,158

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Commercial Services—continued
ERAC USA Finance LLC, 3.850%, 11/15/24(b)	991,000	992,797
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,049,000	1,182,462
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	807,000	830,133

		3,968,550

Computers 0.9%
Apple, Inc., 2.850%, 05/06/21	3,456,000	3,462,780
International Business Machines Corp., 0.875%, 10/31/14	6,104,000	6,107,272

		9,570,052

Diversified Financial Services 1.5%
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,263,000	1,292,423
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,068,000	2,258,558
General Electric Capital Corp., 3.450%, 05/15/24, MTN	2,185,000	2,191,470
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,195,000	2,198,771
Lazard Group LLC, 4.250%, 11/14/20	3,178,000	3,322,341
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	1,291,000	1,310,524
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	702,000	716,084
Woodside Finance Ltd., 4.600%, 05/10/21(b)	2,244,000	2,425,730

		15,715,901

Electric 0.7%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,130,000	1,398,424
Dominion Resources, Inc., 1.950%, 08/15/16	468,000	475,739
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,010,000	1,135,718
FirstEnergy Transmission LLC, 5.450%, 07/15/44(b)	3,715,000	3,761,367

		6,771,248

	Shares or Principal Amount($)	Value($)
Electronics 0.1%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	919,000	1,008,685

Healthcare-Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,564,000	1,611,397
UnitedHealth Group, Inc., 4.250%, 03/15/43	728,000	711,037

		2,322,434

Insurance 1.1%
American International Group, Inc., 5.850%, 01/16/18, MTN	2,601,000	2,925,925
Arch Capital Group US, Inc., 5.144%, 11/01/43	2,292,000	2,458,372
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,622,000	2,649,201
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	381,000	408,876
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	1,878,000	2,109,670
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	1,004,000	1,069,827

		11,621,871

Media 0.4%
British Sky Broadcasting Group PLC, 2.625%, 09/16/19(b)	940,000	939,434
Comcast Corp., 4.650%, 07/15/42	1,905,000	1,967,098
Time Warner Cable, Inc., 4.500%, 09/15/42	827,000	816,076

		3,722,608

Mining 1.6%
Barrick(PD) Australia Finance Property Ltd., 4.950%, 01/15/20	483,000	523,083
Barrick(PD) Australia Finance Property Ltd., 5.950%, 10/15/39	4,196,000	4,220,874
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	1,083,000	1,147,585
Barrick North America Finance LLC, 5.750%, 05/01/43	1,657,000	1,639,902

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Mining—continued
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,260,000	2,262,409
Newmont Mining Corp., 6.250%, 10/01/39	6,147,000	6,059,737

		15,853,590

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	903,000	916,017
General Electric Co., 4.125%, 10/09/42	1,043,000	1,036,276
General Electric Co., 5.250%, 12/06/17	879,000	975,207

		2,927,500

Oil & Gas 0.7%
BP Capital Markets PLC, 2.248%, 11/01/16	1,908,000	1,957,085
Continental Resources, Inc., 3.800%, 06/01/24(d)	1,617,000	1,583,877
Ensco PLC, 5.750%, 10/01/44	1,504,000	1,524,686
Marathon Petroleum Corp., 5.000%, 09/15/54	2,562,000	2,441,220

		7,506,868

Oil & Gas Services 0.6%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	1,409,000	1,457,540
Weatherford International Ltd., 5.125%, 09/15/20	963,000	1,050,275
Weatherford International Ltd., 5.950%, 04/15/42	1,706,000	1,832,438
Weatherford International Ltd., 6.500%, 08/01/36	1,919,000	2,213,465

		6,553,718

Pharmaceuticals 0.5%
Express Scripts Holding Co., 2.650%, 02/15/17	1,325,000	1,362,511
Novartis Securities Investment Ltd., 5.125%, 02/10/19	823,000	924,275
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	2,063,000	2,480,491

		4,767,277

Pipelines 0.9%
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 03/15/24	2,947,000	3,013,307

	Shares or Principal Amount($)	Value($)
Pipelines—continued
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	3,168,000	2,984,481
NuStar Logistics LP, 4.800%, 09/01/20	2,870,000	2,794,663
Spectra Energy Partners LP, 5.950%, 09/25/43	740,000	868,795

		9,661,246

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	1,654,000	1,572,426
American Tower Corp., 5.000%, 02/15/24	2,664,000	2,792,200
Digital Realty Trust LP, 5.875%, 02/01/20(f)	2,311,000	2,567,743

		6,932,369

Retail 0.6%
Kohl’s Corp., 6.875%, 12/15/37	1,617,000	1,978,348
Wal-Mart Stores, Inc., 1.125%, 04/11/18	4,454,000	4,393,559

		6,371,907

Semiconductors 0.5%
Analog Devices, Inc., 3.000%, 04/15/16	273,000	281,459
Intel Corp., 1.950%, 10/01/16	1,031,000	1,053,714
TSMC Global Ltd., 1.625%, 04/03/18(b)	3,589,000	3,543,976

		4,879,149

Software 0.2%
Oracle Corp., 1.200%, 10/15/17	1,139,000	1,130,786
Oracle Corp., 2.375%, 01/15/19	1,391,000	1,409,335

		2,540,121

Telecommunication Services 1.4%
AT&T, Inc., 2.375%, 11/27/18	3,089,000	3,117,898
AT&T, Inc., 4.350%, 06/15/45	752,000	691,202
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	2,706,000	2,661,727
Cisco Systems, Inc., 2.125%, 03/01/19	1,792,000	1,791,099
Cisco Systems, Inc., 5.500%, 02/22/16	998,000	1,062,767

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Verizon Communications, Inc., 5.012%, 08/21/54(b)	5,441,000	5,466,828

		14,791,521

Transportation 0.5%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	4,047,000	4,043,993
Union Pacific Corp., 4.150%, 01/15/45	1,147,000	1,124,831

		5,168,824

Total Corporate Bonds (Cost $217,399,725)		221,478,970

Municipal Bond 0.5%
New York 0.5%
Utility Debt Securitization Authority, Series T, RB, 2.937%, 06/15/23	4,451,000	4,482,023

Total Municipal Bond (Cost $4,450,870)		4,482,023

U.S. Government Agency Mortgages 25.0%
Federal Home Loan Mortgage Corporation
Pool #J14244, 3.000%, 01/01/26	2,298,708	2,369,293
Pool #J14245, 3.000%, 01/01/26	1,230,052	1,268,008
Pool #J17791, 3.000%, 01/01/27	5,630,139	5,797,995
Pool #G14328, 3.000%, 01/01/27	526,017	541,689
Pool #J18800, 3.000%, 04/01/27	5,395,335	5,555,718
Pool #G14517, 2.500%, 07/01/27	2,945,776	2,975,735
Pool #J20118, 2.500%, 08/01/27	2,375,903	2,400,069
Pool #G14599, 2.500%, 11/01/27	929,786	939,244
Pool #G30614, 3.500%, 12/01/32	5,805,658	6,045,713
Pool #A12413, 5.000%, 08/01/33	387,033	427,463
Pool #G05052, 5.000%, 10/01/33	248,484	274,317
Pool #G04918, 5.000%, 04/01/34	948,196	1,047,658

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #G01828, 4.500%, 04/01/35	54,444	59,060
Pool #G01779, 5.000%, 04/01/35	501,450	554,529
Pool #G01837, 5.000%, 07/01/35	3,434,308	3,798,028
Pool #G01838, 5.000%, 07/01/35	273,796	302,780
Pool #A37900, 4.500%, 09/01/35	438,989	475,639
Pool #A39731, 5.000%, 11/01/35	797,702	881,182
Pool #G05325, 4.500%, 03/01/36	4,355,286	4,726,893
Pool #G02069, 5.500%, 03/01/36	202,780	226,372
Pool #Q01807, 4.500%, 07/01/36	2,136,292	2,306,972
Pool #G04997, 5.000%, 01/01/37	1,044,598	1,154,701
Pool #Q06160, 4.000%, 02/01/37	743,345	783,667
Pool #G05521, 5.500%, 05/01/37	469,413	526,993
Pool #G05326, 5.000%, 02/01/38	2,123,844	2,347,972
Pool #G04337, 5.500%, 04/01/38	543,712	605,810
Pool #G07135, 6.000%, 10/01/38	2,873,711	3,246,540
Pool #G08347, 4.500%, 06/01/39	4,181,657	4,512,070
Pool #G08353, 4.500%, 07/01/39	4,998,986	5,393,980
Pool #G06079, 6.000%, 07/01/39	1,252,347	1,415,744
Pool #A87874, 4.000%, 08/01/39	1,317,623	1,394,614
Pool #A89148, 4.000%, 10/01/39	1,921,750	2,025,994
Pool #A89384, 4.000%, 10/01/39	270,251	284,911
Pool #G08372, 4.500%, 11/01/39	3,006,739	3,245,080
Pool #A93101, 5.000%, 07/01/40	1,335,142	1,476,878
Pool #G06990, 5.500%, 08/01/40	4,686,896	5,218,643
Pool #A93996, 4.500%, 09/01/40	1,191,409	1,286,167

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #A94362, 4.000%, 10/01/40	2,421,064	2,562,769
Pool #G06061, 4.000%, 10/01/40	3,735,868	3,943,142
Pool #A94742, 4.000%, 11/01/40	409,598	432,923
Pool #A95084, 4.000%, 11/01/40	446,134	475,857
Pool #A95085, 4.000%, 11/01/40	2,239,310	2,360,779
Pool #A95796, 4.000%, 12/01/40	1,663,038	1,753,248
Pool #A95822, 4.000%, 12/01/40	3,677,646	3,887,180
Pool #A97047, 4.500%, 02/01/41	528,205	570,195
Pool #Q00291, 5.000%, 04/01/41	438,489	485,052
Pool #Q17103, 4.000%, 06/01/41	425,607	448,694
Pool #G06802, 4.500%, 10/01/41	3,995,401	4,312,369
Pool #849139, 3.200%, 09/01/43(a)(d)	9,844,846	10,113,326

		109,239,655

Federal National Mortgage Association
Pool #AM3353, 2.450%, 05/01/23	712,509	690,323
Pool #AM3910, 2.670%, 07/01/23	532,567	526,578
Pool #AM3893, 2.940%, 07/01/23	534,072	538,263
Pool #AM4353, 3.740%, 09/01/23	4,410,511	4,674,907
Pool #AM5146, 3.470%, 01/01/24	975,020	1,017,138
Pool #AJ8325, 3.000%, 12/01/26	1,814,144	1,874,898
Pool #AB6472, 2.000%, 10/01/27	4,090,488	4,007,386
Pool #AB6644, 2.500%, 10/01/27	1,683,229	1,702,872
Pool #AB7158, 2.500%, 12/01/27	1,690,178	1,709,904
Pool #AR1524, 2.000%, 01/01/28	8,189,436	8,022,927
Pool #MA0199, 4.000%, 10/01/29	403,160	428,951

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #MA0427, 4.000%, 05/01/30	393,722	418,987
Pool #AB1763, 4.000%, 11/01/30	873,579	933,853
Pool #MA0804, 4.000%, 07/01/31	1,455,805	1,556,270
Pool #AB4168, 3.500%, 01/01/32	2,668,610	2,784,701
Pool #MA0949, 3.500%, 01/01/32	2,774,402	2,894,983
Pool #MA0976, 3.500%, 02/01/32	214,174	223,495
Pool #AK4934, 3.500%, 02/01/32	96,595	100,800
Pool #AP9592, 3.500%, 10/01/32	4,069,195	4,246,161
Pool #MA1630, 4.000%, 10/01/33	1,506,480	1,602,898
Pool #255458, 5.500%, 11/01/34	336,098	376,856
Pool #843434, 5.500%, 05/01/35	558,453	625,827
Pool #745044, 4.500%, 08/01/35	1,034,941	1,121,561
Pool #190370, 6.000%, 06/01/36	2,498,827	2,834,871
Pool #AI7951, 4.500%, 08/01/36	1,200,352	1,295,811
Pool #890547, 4.000%, 11/01/36	3,334,311	3,523,750
Pool #745950, 6.000%, 11/01/36	2,618,892	2,970,991
Pool #AJ5974, 4.000%, 12/01/36	682,847	721,849
Pool #995082, 5.500%, 08/01/37	1,591,272	1,783,320
Pool #890248, 6.000%, 08/01/37	563,065	641,230
Pool #AB7572, 3.000%, 01/01/38	558,733	557,401
Pool #889529, 6.000%, 03/01/38	228,500	260,137
Pool #995243, 4.500%, 08/01/38	2,526,281	2,727,184
Pool #AU4728, 4.000%, 09/01/38	2,019,769	2,136,310
Pool #971036, 4.500%, 02/01/39	116,278	125,525
Pool #930672, 4.500%, 03/01/39	1,948,052	2,123,673

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #995724, 6.000%, 04/01/39	2,055,059	2,351,872
Pool #AC1877, 4.500%, 09/01/39	1,321,042	1,427,556
Pool #AC2817, 4.000%, 10/01/39	645,399	681,075
Pool #AC5401, 5.000%, 10/01/39	85,975	94,956
Pool #AC5445, 5.000%, 11/01/39	1,465,682	1,631,485
Pool #AE0215, 4.000%, 12/01/39	1,090,336	1,150,607
Pool #932441, 4.000%, 01/01/40	8,786,586	9,272,290
Pool #AC9564, 4.500%, 02/01/40	1,092,361	1,189,615
Pool #AD1649, 4.000%, 03/01/40	1,167,042	1,231,554
Pool #AD8033, 4.000%, 08/01/40	457,094	482,361
Pool #AE0216, 4.000%, 08/01/40	2,500,825	2,639,065
Pool #AB1343, 4.500%, 08/01/40	2,457,885	2,680,968
Pool #190405, 4.000%, 10/01/40(d)	531,391	560,765
Pool #AE4113, 4.000%, 10/01/40	735,194	776,658
Pool #AE4192, 4.000%, 10/01/40	3,542,478	3,752,966
Pool #AE9284, 4.000%, 11/01/40	900,198	949,959
Pool #AE5143, 4.000%, 11/01/40	531,525	560,907
Pool #AE0624, 4.000%, 11/01/40	1,645,302	1,736,959
Pool #AE4414, 4.000%, 11/01/40	3,952,772	4,171,273
Pool #AE0625, 4.000%, 12/01/40	1,202,107	1,276,627
Pool #AL0005, 4.500%, 01/01/41	1,295,500	1,401,799
Pool #AL0240, 4.000%, 04/01/41	2,847,300	3,016,619
Pool #AL0215, 4.500%, 04/01/41	5,978,127	6,470,585
Pool #AB2694, 4.500%, 04/01/41	1,472,240	1,594,588
Pool #AB3274, 4.500%, 07/01/41	4,233,942	4,601,796

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AL1627, 4.500%, 09/01/41	297,394	322,771
Pool #MA1044, 3.000%, 04/01/42	2,812,600	2,780,877
Pool #AP4784, 3.000%, 09/01/42	1,061,136	1,048,783
Pool #AR9198, 3.000%, 03/01/43	7,669,368	7,575,351
Pool #AT0682, 3.000%, 04/01/43	4,758,026	4,699,683
Pool #AT2014, 3.000%, 04/01/43	2,379,227	2,349,805
Pool #AT2723, 3.000%, 05/01/43(d)	2,832,896	2,797,571
Pool #MA1458, 3.000%, 06/01/43	407,687	402,561
Pool #AM6713, 2.890%, 10/01/44(d)	5,200,000	5,165,888

		146,630,786

Total U.S. Government Agency Mortgages (Cost $250,919,880)		255,870,441

U.S. Treasury Obligations 34.5%
U.S. Treasury Bond 3.6%
3.375%, 05/15/44	35,104,000	36,244,880

U.S. Treasury Notes 30.9%
0.500%, 10/15/14	26,736,000	26,739,128
0.875%, 02/28/17	127,086,000	127,215,119
1.500%, 01/31/19(h)	65,231,000	64,823,306
2.375%, 08/15/24	99,310,000	98,161,778

		316,939,331

Total U.S. Treasury Obligations (Cost $354,069,360)		353,184,211

Foreign Government Bonds 1.0%
Sovereign 1.0%
Brazilian Government International Bond, 7.125%, 01/20/37	3,154,000	3,871,535
Indonesia Government International Bond, 6.625%, 02/17/37(b)	2,912,000	3,290,560
Mexico Government International Bond, 5.550%, 01/21/45	1,386,000	1,539,846
Turkey Government International Bond, 6.875%, 03/17/36	1,509,000	1,729,767

Total Foreign Government Bonds (Cost $10,228,860)		10,431,708

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Short-Term Investment 0.5%
RidgeWorth Funds Securities Lending Joint Account(i)	4,742,930	4,742,930

Total Short-Term Investment (Cost $4,742,930)		4,742,930

Money Market Fund 4.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(j)	41,000,477	41,000,477

Total Money Market Fund (Cost $41,000,477)		41,000,477

Total Investments (Cost $1,042,798,424) — 102.8%		1,052,044,227
Liabilities in Excess of Other Assets —(2.8)%		(28,326,867)

Net Assets — 100.0%		$1,023,717,360

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.9% of net assets as of September 30, 2014.
(c)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Less than 0.05% of Net Assets.

(f)	The security or a partial position of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $4,609,637.

(g)	Perpetual maturity.

(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014(See Note 2(k)).

(j)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit
WL	—	Whole Loan.

At September 30, 2014, the Fund’s open credit default swap contracts were as follows:

OTC Credit Default Swap Contract — Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made	Value	Unrealized Appreciation
Target Corp.	Barclays Bank PLC	$2,000,000	1.000%	06/20/19	4.628%	$(55,362)	$(51,630)	$3,732

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

OTC Credit Default Swap Contract — Sell Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made	Value	Unrealized Appreciation
Kohl’s Corp.	JPMorgan	$2,000,000	1.000%	09/20/19	10.246%	$(18,512)	$(2,335)	$16,177

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in Kohl’s Corp.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Total Return Bond Fund — concluded

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2014.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

OTC Interest Rate Swap Contracts

At September 30, 2014, the Fund’s open interest rate swap contracts were as follows:

Counterparty	Payments Made by Fund	Payments Received by Fund	Notional Amount	Expiration Date	Upfront Payments Made (Received)	Value	Unrealized Appreciation (Depreciation)
JPMorgan	BZDIOVRA-Floating	11.08%-Fixed	BRL 44,516,980	01/02/17	$—	$(314,615)	$(314,615)
JPMorgan	BZDIOVRA-Floating	11.76%-Fixed	BRL 18,649,146	01/02/17	—	20,914	20,914

						$(293,701)	$(293,701)

BRL	—	Brazilian Real
BZDIOVRA	—	Brazil Interbank

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2014.

Forward Foreign Currency Contracts

At September 30, 2014, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Brazilian Real	JPMorgan	10/02/14	40,234,305	$16,418,814	$16,437,261	$(18,447)
Chilean Peso	JPMorgan	12/16/14	2,808,387,500	4,670,915	4,665,227	5,688
Euro	JPMorgan	11/03/14	14,892,458	19,579,115	18,813,798	765,317
Indonesian Rupiah	JPMorgan	11/12/14	87,527,125,000	7,330,580	7,133,575	197,005
Indonesian Rupiah	JPMorgan	11/12/14	87,527,125,000	7,076,902	7,133,575	(56,673)
Japanese Yen	JPMorgan	10/02/14	1,042,902,436	10,299,101	9,509,026	790,075

Total Short Contracts				$65,375,427	$63,692,462	$1,682,965

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Long:
Brazilian Real	JPMorgan	10/02/14	40,234,305	$17,870,000	$16,437,261	$(1,432,739)
Brazilian Real	JPMorgan	11/04/14	40,234,305	16,272,054	16,291,853	19,799
Chilean Peso	JPMorgan	12/16/14	2,808,387,500	4,702,749	4,665,227	(37,522)
Euro	JPMorgan	11/03/14	14,892,458	19,266,213	18,813,798	(452,415)
Indonesian Rupiah	JPMorgan	11/12/14	175,054,250,000	14,600,021	14,267,151	(332,870)
Japanese Yen	JPMorgan	10/02/14	1,042,902,436	9,664,243	9,509,026	(155,217)
Mexican Peso	JPMorgan	11/10/14	460,788,607	34,896,331	34,216,330	(680,001)

Total Long Contracts				$117,271,611	$114,200,646	$(3,070,965)

As of September 30, 2014, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Depreciation
Ziggo B.V., USD Term Loan B2	$39,351	$(27)
Ziggo B.V., USD Term Loan B3	805,385	(22,089)

	$844,736	$(22,116)

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)

Asset-Backed Securities 12.7%
Automobiles 5.1%
Ally Auto Receivables Trust, Series 2010-4, Cl A4, 1.350%, 12/15/15	182,916	182,990
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	1,065,000	1,065,107
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18(a)	620,000	619,571
Ford Credit Auto Owner Trust, Series 2011-B, Cl A4, 1.350%, 12/15/16	607,327	609,561
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	65,322	65,359
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	2,655,000	2,656,346
Honda Auto Receivables Owner Trust, Series 2014-1, Cl A2, 0.410%, 09/21/16	520,000	520,024
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18	1,390,884	1,399,302
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	233,004	233,419
World Omni Automobile Lease Securitization Trust, Series 2012-A, Cl A3, 0.930%, 11/16/15	101,026	101,055

		7,452,734

Credit Card 6.1%
American Express Credit Account Master Trust, Series 2014-2, Cl A, 1.260%, 01/15/20	1,000,000	996,142
BA Credit Card Trust, Series 2014-A2, Cl A, 0.424%, 09/16/19(b)	1,250,000	1,251,221
Barclays Dryrock Issuance Trust, Series 2013-1, Cl A, 0.494%, 07/16/18(b)	440,000	440,384
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.504%, 03/16/20(b)	1,436,000	1,435,111

	Shares or Principal Amount($)	Value($)

Credit Card—continued
Capital One Multi-Asset Execution Trust, Series 2005-B1, Cl B1, 4.900%, 12/15/17	700,000	710,794
Capital One Multi-Asset Execution Trust, Series 2013-A3, Cl A3, 0.960%, 09/16/19	1,035,000	1,031,987
Chase Issuance Trust, Series 2014-A1, Cl A1, 1.150%, 01/15/19	1,680,000	1,678,587
Citibank Credit Card Issuance Trust, Series 2013-A10, Cl A10, 0.730%, 02/07/18	1,300,000	1,300,603

		8,844,829

Other 0.1%
FPL Recovery Funding LLC, Series 2007-A, Cl A3, 5.127%, 08/01/17	183,315	187,416

Student Loan Asset Backed Security 1.4%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.405%, 09/25/19(b)	1,569,000	1,566,730
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.415%, 05/25/18(b)	413,981	414,003

		1,980,733

Total Asset-Backed Securities (Cost $18,472,722)		18,465,712

Collateralized Mortgage Obligations 22.4%
Agency Collateralized Mortgage Obligations 4.5%
Federal Home Loan Mortgage Corporation
Series 3792, Cl DF, REMIC, 0.554%, 11/15/40(b)	1,581,791	1,593,712
Series 3824, Cl FA, REMIC, 0.304%, 03/15/26(b)	743,927	744,268

		2,337,980

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.505%, 10/25/25(b)	191,302	192,029
Series 2007-109, Cl NF, 0.705%, 12/25/37(b)	682,588	690,697
Series 2007-54, Cl KF, 0.465%, 06/25/37(b)	385,753	387,480
Series 2010-134, Cl BF, 0.585%, 10/25/40(b)	817,525	822,479

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Agency Collateralized Mortgage Obligations—continued
Series 2013-M5, Cl ASQ2, 0.595%, 08/25/15	1,272,743	1,273,551

		3,366,236

NCUA Guaranteed Notes
Series 2011-R5, Cl 1A, 0.537%, 04/06/20(b)	501,019	501,967
Series 2011-R6, Cl 1A, 0.536%, 05/07/20(b)	415,596	415,988

		917,955

		6,622,171

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.3%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.354%, 08/15/36(b)	308,414	307,808
Federal National Mortgage Association
Series 2005-42, Cl PF, 0.355%, 05/25/35(b)	171,916	172,558

		480,366

Commercial Mortgage Backed Securities 16.4%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Cl AJ, 4.870%, 12/10/42(a)(b)	1,535,000	1,536,474
Series 2005-2, Cl AM, 4.913%, 07/10/43(b)	185,000	188,298

		1,724,772

Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Cl A4, 5.405%, 12/11/40(b)	888,409	919,397
Series 2006-PW14, Cl A4, 5.201%, 12/11/38	1,715,000	1,839,559

		2,758,956

Commercial Mortgage Trust
Series 2005-C6, Cl A5A, 5.116%, 06/10/44(b)	940,551	957,399
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(b)	760,000	781,767

		1,739,166

Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Cl A3, 5.999%, 06/15/38(b)	800,781	848,131

	Shares or Principal Amount($)	Value($)

Commercial Mortgage Backed Securities—continued
Series 2006-C5, Cl A3, 5.311%, 12/15/39(a)	1,577,701	1,684,208

		2,532,339

Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Cl A4, 5.014%, 02/15/38(b)	291,373	291,919

FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(b)(c)	110,158	110,413

Federal Home Loan Mortgage Corporation
Series KF04, Cl A, 0.466%, 06/25/21(b)	1,388,434	1,388,434

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.605%, 06/25/21(b)	1,486,846	1,495,507
Series 2013-M11, Cl A, 1.500%, 01/25/18	2,090,736	2,105,545

		3,601,052

GMAC Commercial Mortgage Securities, Inc.
Series 2005-C1, Cl AM, 4.754%, 05/10/43	1,681,925	1,702,732

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP1, Cl A4, 5.038%, 03/15/46(b)	576,625	578,007

LB Commercial Mortgage Trust
Series 1998-C4, Cl G, 5.600%, 10/15/35(c)	30,872	30,866

LB-UBS Commercial Mortgage Trust
Series 2006-C7, Cl A3, 5.347%, 11/15/38	1,020,000	1,095,430

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Cl A6, 5.462%, 11/12/37(b)	1,381,217	1,425,746

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	1,135,875	1,134,094
Series 2014-C14, Cl A1, 1.250%, 02/15/47	414,064	411,383

		1,545,477

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Commercial Mortgage Backed Securities—continued
Morgan Stanley Capital I Trust
Series 2006-IQ12, Cl A1A, 5.319%, 12/15/43	510,285	548,558
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Cl A4, 5.414%, 10/15/44(b)	1,427,261	1,470,423
Series 2005-C22, Cl A4, 5.449%, 12/15/44(b)	1,309,391	1,354,784

		2,825,207

		23,899,074

Whole Loan Collateral Mortgage Obligations 1.2%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.498%, 07/25/33(b)	378,264	364,518

Firstmac Mortgage Funding Trust Series
Series 2014-1AA, Cl A2A, 0.504%, 06/26/15(b)(c)	1,350,000	1,350,296

		1,714,814

Total Collateralized Mortgage Obligations (Cost $32,703,144)		32,716,425

Corporate Bonds 51.7%
Advertising 0.4%
Omnicom Group, Inc., 5.900%, 04/15/16	505,000	542,179

Auto Manufacturers 2.3%
Daimler Finance North America LLC, 1.100%, 08/01/18(b)(c)	1,665,000	1,692,716
PACCAR Financial Corp., 0.833%, 12/06/18, MTN(b)	445,000	449,405
Volkswagen Group of America Finance LLC, 1.250%, 05/23/17(c)	455,000	452,547
Volkswagen International Finance, 0.671%, 11/18/16(b)(c)	785,000	788,655

		3,383,323

Banks 13.7%
Bank of America Corp., 1.053%, 03/22/16, MTN(a)(b)	725,000	730,053
Bank of America Corp., 5.300%, 09/30/15, Series B, MTN	865,000	903,787
Bank of Nova Scotia, 0.428%, 02/19/15	405,000	405,303

	Shares or Principal Amount($)	Value($)

Banks—continued
Branch Banking & Trust Co., 0.554%, 09/13/16(b)	900,000	898,392
Branch Banking & Trust Co., 0.664%, 12/01/16(b)	1,215,000	1,220,998
Capital One Financial Corp., 0.877%, 11/06/15(b)	740,000	743,433
Citigroup, Inc., 1.350%, 03/10/17	1,167,000	1,163,858
Fifth Third Bank, 0.900%, 02/26/16	2,020,000	2,023,820
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,750,000	1,959,115
JPMorgan Chase & Co., 0.855%, 02/26/16, MTN(b)	725,000	729,298
JPMorgan Chase & Co., 5.150%, 10/01/15	635,000	662,322
JPMorgan Chase & Co., 6.125%, 06/27/17(a)	595,000	663,252
KeyBank NA, 0.725%, 11/25/16(b)	1,620,000	1,627,262
KeyBank NA, 1.100%, 11/25/16	600,000	600,911
Morgan Stanley, 1.485%, 02/25/16(a)(b)	720,000	729,755
Morgan Stanley, 5.375%, 10/15/15	780,000	816,888
PNC Funding Corp., 2.700%, 09/19/16	1,940,000	2,001,832
Wachovia Bank NA, 0.564%, 03/15/16, MTN(a)(b)	1,271,000	1,274,015
Wells Fargo & Co., 1.250%, 07/20/16	860,000	865,002

		20,019,296

Beverages 0.8%
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	425,000	436,558
SABMiller Holdings, Inc., 2.450%, 01/15/17(c)	755,000	771,309

		1,207,867

Biotechnology 1.5%
Gilead Sciences, Inc., 2.400%, 12/01/14	2,140,000	2,147,700

Chemicals 1.9%
Airgas, Inc., 3.250%, 10/01/15	670,000	685,330
Ecolab, Inc., 2.375%, 12/08/14	735,000	737,746
Sherwin-Williams Co. (The), 3.125%, 12/15/14	1,265,000	1,272,204

		2,695,280

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Commercial Services 0.4%
ERAC USA Finance LLC, 1.400%, 04/15/1(c)	590,000	594,170

Computers 0.8%
Apple, Inc., 1.050%, 05/05/17(a)	340,000	338,843
Hewlett-Packard Co., 3.000%, 09/15/1(a)	770,000	796,892

		1,135,735

Distribution/Wholesale 0.5%
Glencore Funding LLC, 1.398%, 05/27/16(b)(c)	745,000	750,143

Diversified Financial Services 3.7%
American Express Credit Corp., 0.744%, 07/29/16(b)	2,154,000	2,165,367
Ford Motor Credit Co. LLC, 1.013%, 01/17/17, Series 00, MTN(a)(b)	550,000	554,623
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	665,000	726,277
General Electric Capital Corp., 0.884%, 07/12/16, MTN(b)	695,000	701,026
Hyundai Capital America, 1.875%, 08/09/16(a)(c)	570,000	577,074
Woodside Finance Ltd., 4.500%, 11/10/14(a)(c)	665,000	667,752

		5,392,119

Electric 2.0%
Constellation Energy Group, Inc., 4.550%, 06/15/15	695,000	713,228
Duke Energy Corp., 0.615%, 04/03/17(b)	1,010,000	1,013,512
NextEra Energy Capital Holdings, Inc., 2.600%, 09/01/15	621,000	632,023
PSEG Power LLC, 2.750%, 09/15/16	530,000	547,836

		2,906,599

Electronics 0.5%
Amphenol Corp., 4.750%, 11/15/14	700,000	703,467

Food 0.8%
ConAgra Foods, Inc., 0.603%, 07/21/16(b)	615,000	615,769
Kraft Foods Group, Inc., 1.625%, 06/04/15	610,000	614,540

		1,230,309

	Shares or Principal Amount($)	Value($)

Healthcare-Services 2.8%
Aetna, Inc., 1.750%, 05/15/17	590,000	593,597
Providence Health & Services Obligated Group, 1.035%, 10/01/16(a)(b)	1,520,000	1,523,648
UnitedHealth Group, Inc., 1.875%, 11/15/16	1,450,000	1,475,498
UnitedHealth Group, Inc., 4.875%, 03/15/15	545,000	556,022

		4,148,765

Housewares 0.4%
Newell Rubbermaid, Inc., 2.000%, 06/15/15	520,000	524,948

Information Technology 1.0%
Oracle Corp., 0.433%, 07/07/17(b)	1,440,000	1,441,580

Insurance 5.7%
Metropolitan Life Global Funding I, 0.764%, 07/15/16(b)(c)	2,100,000	2,116,825
Metropolitan Life Global Funding I, 1.700%, 06/29/15(a)(c)	220,000	222,148
New York Life Global Funding, 1.125%, 03/01/17(c)	2,015,000	2,015,059
Principal Life Global Funding II, 1.125%, 02/24/17(c)	805,000	800,677
Principal Life Global Funding II, 1.200%, 05/19/17(c)	1,320,000	1,309,700
Prudential Covered Trust, 2.997%, 09/30/15(c)	1,871,250	1,910,157

		8,374,566

Machinery-Diversified 0.3%
John Deere Capital Corp., 0.362%, 04/12/16, MTN(b)	400,000	400,240

Media 2.0%
NBCUniversal Enterprise, Inc., 0.771%, 04/15/16(b)(c)	2,155,000	2,159,739
Viacom, Inc., 1.250%, 02/27/15	725,000	727,420

		2,887,159

Mining 0.5%
Freeport-McMoRan, Inc., 2.375%, 03/15/18	735,000	736,865

Oil & Gas 2.7%
BP Capital Markets PLC, 0.865%, 09/26/18(b)	1,450,000	1,459,148
Ensco PLC, 3.250%, 03/15/16	900,000	927,060

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Oil & Gas—continued
EOG Resources, Inc., 2.950%, 06/01/15	724,000	736,329
Marathon Oil Corp., 0.900%, 11/01/15(a)	808,000	808,322

		3,930,859

Pharmaceuticals 1.9%
AbbVie, Inc., 1.200%, 11/06/15	1,995,000	2,002,507
McKesson Corp., 1.292%, 03/10/17	445,000	443,422
McKesson Corp., 2.284%, 03/15/19	375,000	372,265

		2,818,194

Pipelines 2.2%
Enbridge, Inc., 0.885%, 10/01/16(b)	636,000	639,907
Energy Transfer Partners LP, 5.950%, 02/01/15	690,000	701,360
Enterprise Products Operating LLC, 3.200%, 02/01/16	770,000	794,844
Kinder Morgan Energy Partners LP, 3.500%, 03/01/16	545,000	563,528
Spectra Energy Partners LP, 2.950%, 06/15/16(a)	488,000	503,557

		3,203,196

Real Estate Investment Trust 0.9%
Simon Property Group LP, 4.200%, 02/01/15	1,350,000	1,353,959

Software 0.4%
Fiserv, Inc., 3.125%, 10/01/15	565,000	577,610

Telecommunication Services 1.3%
American Tower Corp., 4.500%, 01/15/18(a)	670,000	715,238
Verizon Communications, Inc., 0.632%, 06/09/17(b)	390,000	390,931
Verizon Communications, Inc., 2.550%, 06/17/19(a)	815,000	817,579

		1,923,748

Transportation 0.3%
Norfolk Southern Corp., 5.750%, 01/15/16	350,000	371,499

Total Corporate Bonds (Cost $75,307,865)		75,401,375

	Shares or Principal Amount($)	Value($)

Municipal Bonds 2.4%
New Jersey 1.2%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	1,755,000	1,751,578

South Carolina 1.2%
South Carolina State Public Service Authority, Series D, RB, 1.257%, 06/01/16(b)	1,690,000	1,701,238

Total Municipal Bonds (Cost $3,446,817)		3,452,816

U.S. Government Agency Mortgages 8.0%
Federal Home Loan Mortgage Corporation
Pool #1Q1404, 2.333%, 01/01/37(b)	852,731	912,098
Pool #848852, 2.365%, 08/01/37(b)	1,205,613	1,285,693
Pool #849139, 3.200%, 09/01/43(b)(d)	1,500,350	1,541,266

		3,739,057

Federal National Mortgage Association
Pool #745935, 5.683%, 08/01/16	1,562,009	1,659,346
Pool #745889, 5.970%, 08/01/16	281,001	301,546
Pool #469408, 0.906%, 11/01/18(b)	2,758,254	2,754,230
Pool #AL0968, 2.307%, 12/01/36(b)	353,649	378,607
Pool #AD0380, 2.248%, 10/01/37(b)	532,735	568,039
Pool #AL0966, 2.362%, 11/01/37(b)	429,063	459,082
Pool #AL0967, 2.255%, 04/01/38(b)	565,647	605,024
Pool #AT1150, 2.850%, 09/01/43(b)	1,247,570	1,270,273

		7,996,147

Total U.S. Government Agency Mortgages (Cost $11,560,433)		11,735,204

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Ultra-Short Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 2.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	3,528,400	3,528,400

Total Money Market Fund (Cost $3,528,400)		3,528,400

Total Investments (Cost $145,019,381) — 99.6%		145,299,932
Other Assets in Excess of Liabilities — 0.4%		518,303

Net Assets — 100.0%		$145,818,235

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.6% of net assets as of September 30, 2014.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit

Open Futures Contracts

At September 30, 2014, the Fund’s open futures contracts was as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 5 Year Note	Short	$(5,102,349)	December 2014	43	$17,263

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 99.2%
U.S. Treasury Bonds 22.2%
7.125%, 02/15/23	1,404,000	1,916,022
6.000%, 02/15/26	226,000	301,639
4.500%, 02/15/36	875,000	1,079,942
3.375%, 05/15/44	929,000	959,193

		4,256,796

U.S. Treasury Notes 77.0%
0.500%, 06/15/16	3,465,000	3,468,250
1.000%, 03/31/17	4,090,000	4,102,462
0.750%, 03/31/18	3,795,000	3,716,728
1.500%, 01/31/19	2,010,000	1,997,438
1.625%, 11/15/22	1,580,000	1,493,223

		14,778,101

Total U.S. Treasury Obligations (Cost $18,801,078)		19,034,897

	Shares or Principal Amount($)	Value($)
Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	166,020	166,020

Total Money Market Fund (Cost $166,020)		166,020

Total Investments (Cost $18,967,098) — 100.1%		19,200,917
Liabilities in Excess of Other Assets — (0.1)%		(13,634)

Net Assets — 100.0%		$19,187,283

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)

Collateralized Mortgage Obligations 35.5%
Agency Collateralized Mortgage Obligations 16.9%
Federal Home Loan Bank
Series Y2-2015, Cl 1, 2.600%, 04/20/15	1,936,516	1,956,917

Federal Home Loan Mortgage Corporation
Series 3000, Cl FG, 0.454%, 07/15/25(a)	2,309,961	2,314,133
Series 3065, Cl DF, REMIC, 0.534%, 04/15/35(a)	35,738,077	35,926,738
Series 3135, Cl FC, 0.454%, 04/15/26(a)	2,646,672	2,652,373
Series 3264, Cl FB, 0.524%, 01/15/37(a)	1,412,552	1,418,743
Series 328, Cl F4, STRIPS, 0.506%, 02/15/38(a)	42,545,141	42,611,426
Series 3320, Cl FC, 0.324%, 05/15/37(a)	5,360,384	5,375,340
Series 3450, Cl AF, 0.864%, 05/15/38(a)	1,752,914	1,780,430
Series 3511, Cl FA, 1.154%, 02/15/39(a)	6,198,984	6,378,593
Series 3574, Cl MA, 4.000%, 09/15/21	1,293,584	1,314,515
Series 3593, Cl F, 0.656%, 03/15/36(a)	5,146,637	5,225,236
Series 3792, Cl DF, REMIC, 0.554%, 11/15/40(a)	3,670,370	3,698,030
Series 3812, Cl BE, 2.750%, 09/15/18	4,147,618	4,262,743
Series 3824, Cl FA, REMIC, 0.304%, 03/15/26(a)	8,403,948	8,407,797
Series 3838, Cl LE, REMIC, 3.500%, 04/15/22	6,050,170	6,337,898

		127,703,995

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.505%, 10/25/25(a)	2,277,108	2,285,755
Series 2006-84, Cl FQ, 0.705%, 09/25/36(a)	2,695,768	2,727,077
Series 2007-102, Cl FA, 0.725%, 11/25/37(a)	3,421,483	3,465,312
Series 2007-109, Cl NF, 0.705%, 12/25/37(a)	9,358,675	9,469,866
Series 2007-2, Cl FM, 0.405%, 02/25/37(a)	1,648,904	1,653,687
Series 2007-30, Cl WF, 0.395%, 04/25/37(a)	10,369,055	10,394,812

	Shares or Principal Amount($)	Value($)

Agency Collateralized Mortgage Obligations—continued
Series 2007-54, Cl KF, 0.465%, 06/25/37(a)	4,979,719	5,002,013
Series 2007-88, CI JF, 0.705%, 04/25/37(a)	6,507,229	6,577,455
Series 2010-134, Cl BF, 0.585%, 10/25/40(a)	8,783,195	8,836,421
Series 2010-42, Cl AF, 0.755%, 05/25/40(a)	5,069,864	5,131,478
Series 3726, Cl DE, REMIC, 1.500%, 08/15/20	2,842,034	2,867,965

		58,411,841

Mortgage-Linked Amortizing Notes
Series 2012-1, Cl A10, 2.060%, 01/15/22	8,054,000	8,126,825

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.606%, 10/07/20(a)	22,321,890	22,436,937
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	5,439,767	5,480,375
Series 2010-R2, Cl 2A, 0.626%, 11/05/20(a)	13,699,878	13,761,829
Series 2011-R1, Cl 1A, 0.606%, 01/08/20(a)	14,620,680	14,691,137
Series 2011-R2, Cl 1A, 0.556%, 02/06/20(a)	18,841,220	18,909,444
Series 2011-R4, Cl 1A, 0.536%, 03/06/20(a)	14,867,277	14,901,650

		90,181,372

NCUA Guaranteed Notes Trust 2010-A1
Series 2010-A1, Cl A, 0.504%, 12/07/20(a)	8,585,147	8,594,763

		294,975,713

Agency Collateralized Planned Amortization Class Mortgage Obligations 4.3%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.354%, 08/15/36(a)	4,567,719	4,558,739
Series 3925, Cl FD, REMIC, 0.604%, 07/15/40(a)	3,137,212	3,163,630
Series 4203, Cl PF, REMIC, 0.404%, 09/15/42(a)	30,592,470	30,679,200

		38,401,569

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Agency Collateralized Planned Amortization Class Mortgage Obligations—continued
Federal National Mortgage Association
Series 2003-73, Cl DF, 0.605%, 10/25/32(a)	1,815,098	1,825,681
Series 2005-42, Cl PF, 0.355%, 05/25/35(a)	2,444,242	2,453,369
Series 2005-57, Cl EG, 0.455%, 03/25/35(a)	2,071,337	2,077,849
Series 2006-123, Cl PF, 0.415%, 01/25/37(a)	7,809,537	7,815,698
Series 2006-79, Cl GF, 0.555%, 08/25/36(a)	16,982,693	17,076,149
Series 2008-24, Cl PF, REMIC, 0.805%, 02/25/38(a)	3,440,874	3,493,137

		34,741,883

Government National Mortgage Association
Series 2009-69, Cl PV, REMIC, 4.000%, 08/20/39	1,430,369	1,508,241

		74,651,693

Agency Collateralized Support Mortgage Obligation 0.0%(b)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.355%, 01/25/24(a)	468,239	482,454

Commercial Mortgage Backed Securities 14.3%
FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(c)	2,331,366	2,336,768

Federal Home Loan Mortgage Corporation
Series K003, Cl A3, 4.324%, 12/25/15	72,553	74,963
Series K716, Cl A1, 2.413%, 01/25/21	7,180,000	7,309,721
Series KF02, Cl A1, 0.535%, 07/25/20(a)	12,885,352	12,921,895
Series KF02, Cl A2, 0.705%, 07/25/20(a)	8,460,507	8,520,297
Series KF02, Cl A3, 0.785%, 07/25/20(a)	8,460,507	8,517,929
Series KF03, Cl A, 0.495%, 01/25/21(a)	5,982,904	5,984,531

	Shares or Principal Amount($)	Value($)

Commercial Mortgage Backed Securities—continued
Series KF04, Cl A, 0.466%, 06/25/21(a)	7,178,075	7,178,075

		50,507,411

Federal National Mortgage Association
Series 2009-M1, Cl A1, 3.400%, 07/25/19	5,079,839	5,241,754
Series 2010-M4, Cl A1, 2.520%, 06/25/20	434,662	437,909
Series 2011-M1, Cl FA, 0.605%, 06/25/21(a)	31,872,186	32,057,842
Series 2012-M13, Cl ASQ2, 1.246%, 08/25/17	142,079	141,907
Series 2012-M14, Cl ASQ2, 1.114%, 02/25/17	54,601	54,575
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	4,835,081	4,828,036
Series 2013-M1, Cl ASQ2, 1.074%, 11/25/16	17,650,764	17,706,029
Series 2013-M11, Cl A, 1.500%, 01/25/18	9,354,525	9,420,783
Series 2013-M12, Cl A, 1.532%, 10/25/17	33,221,473	33,425,718
Series 2013-M13, Cl FA, 0.505%, 05/25/18(a)	22,599,588	22,629,758
Series 2013-M14, Cl FA, 0.505%, 08/25/18(a)	27,098,750	27,119,833
Series 2013-M4, Cl ASQ2, 1.451%, 02/25/18	73,675	73,183
Series 2013-M7, Cl ASQ2, 1.233%, 03/26/18	117,313	116,899
Series 2014-M3, Cl ASQ2, 0.558%, 03/25/16	11,200,000	11,191,230
Series 2014-M4, Cl ASQ2, 1.272%, 01/25/17	3,429,273	3,452,115
Series 2014-M8, Cl FA, 0.420%, 05/25/18(a)	4,991,786	4,995,255

		172,892,826

NCUA Guaranteed Notes
Series 2010-C1, Cl A1, 1.600%, 10/29/20	4,214,935	4,229,274
Series 2011-C1, Cl 2A, 0.686%, 03/09/21(a)	20,047,533	20,076,722

		24,305,996

		250,043,001

Total Collateralized Mortgage Obligations (Cost $617,763,565)		620,152,861

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

U.S. Government Agency Mortgages 62.5%
Federal Home Loan Mortgage Corporation
Pool #847615, 2.537%, 07/01/33(a)	5,625,628	6,044,012
Pool #1B8683, 2.469%, 04/01/34(a)	16,699,839	17,888,512
Pool #848744, 2.362%, 05/01/34(a)	22,036,146	23,494,271
Pool #1B1889, 2.293%, 07/01/34(a)	20,873,298	22,305,341
Pool #847991, 2.350%, 03/01/35(a)	11,272,595	12,064,022
Pool #848736, 2.342%, 05/01/35(a)	35,218,618	37,509,569
Pool #848797, 2.329%, 07/01/35(a)	4,750,025	5,056,459
Pool #1L0256, 2.375%, 11/01/35(a)	4,743,720	5,091,944
Pool #1Q0025, 2.348%, 02/01/36(a)	4,299,478	4,596,079
Pool #1H2602, 2.350%, 03/01/36(a)	4,516,138	4,828,984
Pool #1Q1407, 2.373%, 07/01/36(a)	12,887,461	13,837,251
Pool #848747, 2.411%, 07/01/36(a)	20,885,350	22,340,688
Pool #848569, 2.372%, 11/01/36(a)	17,554,601	18,769,412
Pool #1Q1404, 2.333%, 01/01/37(a)	16,319,894	17,456,099
Pool #1Q1195, 2.160%, 05/01/37(a)	19,157,859	20,294,962
Pool #848796, 2.388%, 05/01/37(a)	36,429,935	38,899,470
Pool #1Q1282, 2.136%, 07/01/37(a)	4,579,792	4,878,247
Pool #1N1664, 2.395%, 07/01/37(a)	5,513,290	5,907,619
Pool #848852, 2.365%, 08/01/37(a)	25,758,205	27,469,139
Pool #1Q0652, 2.331%, 02/01/38(a)	2,870,183	3,078,265
Pool #1Q1405, 2.378%, 04/01/39(a)	5,265,545	5,649,918
Pool #1Q1420, 2.430%, 09/01/39(a)	22,228,951	23,901,670
Pool #1B4755, 3.518%, 06/01/40(a)	5,580,314	5,936,869
Pool #849139, 3.200%, 09/01/43(a)	4,999,809	5,136,159

		352,434,961

	Shares or Principal Amount($)	Value($)

U.S. Government Agency Mortgages—continued
Federal National Mortgage Association
Pool #735387, 4.877%, 04/01/15	102,691	103,587
Pool #735953, 5.138%, 08/01/15	13,976	14,333
Pool #462011, 5.155%, 08/01/15	118,139	119,930
Pool #465821, 2.900%, 09/01/15	1,026,370	1,040,106
Pool #387590, 4.900%, 09/01/15	1,920,380	1,966,676
Pool #462018, 5.365%, 09/01/15	381,547	388,838
Pool #466534, 2.040%, 11/01/15	1,295,000	1,297,059
Pool #745100, 4.846%, 11/01/15	6,652,658	6,835,228
Pool #387740, 5.245%, 12/01/15	1,132,846	1,177,885
Pool #467141, 2.780%, 01/01/16	6,697,193	6,820,666
Pool #467080, 3.090%, 01/01/16	15,270,000	15,547,243
Pool #467200, 3.360%, 01/01/16	4,721,600	4,716,967
Pool #745504, 5.133%, 02/01/16	3,606,427	3,763,443
Pool #745530, 5.273%, 04/01/16	124,549	130,978
Pool #467607, 3.090%, 05/01/16	4,808,697	4,923,602
Pool #995887, 4.757%, 05/01/16	12,983	13,496
Pool #745727, 5.261%, 05/01/16	2,561,418	2,663,520
Pool #468647, 2.260%, 07/01/16	17,930,000	18,300,459
Pool #462237, 5.525%, 07/01/16	154,040	165,532
Pool #745764, 5.732%, 07/01/16	11,335,702	12,063,468
Pool #468795, 2.470%, 08/01/16	15,200,000	15,567,290
Pool #463420, 4.050%, 09/01/16	6,247,762	6,291,309
Pool #888015, 5.537%, 11/01/16	518,184	553,969
Pool #469673, 2.080%, 12/01/16	5,157,065	5,259,814
Pool #469807, 2.250%, 12/01/16	66,428	68,010

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

U.S. Government Agency Mortgages—continued
Pool #874196, 5.360%, 12/01/16	730,000	788,071
Pool #470340, 2.090%, 01/01/17	4,428,761	4,515,491
Pool #735745, 5.012%, 01/01/17	367,260	371,705
Pool #464600, 3.735%, 02/01/17	932,380	978,805
Pool #470775, 2.300%, 03/01/17	57,349	58,780
Pool #471016, 1.700%, 04/01/17	50,000	50,647
Pool #874903, 5.520%, 05/01/17	958,061	1,048,437
Pool #889232, 5.495%, 06/01/17	2,976,332	3,231,811
Pool #466009, 2.840%, 09/01/17	1,024,121	1,062,256
Pool #466149, 3.070%, 10/01/17	1,392,000	1,450,678
Pool #466487, 2.770%, 11/01/17	2,144,222	2,218,902
Pool #888969, 5.932%, 11/01/17	3,019,115	3,331,886
Pool #467010, 3.520%, 01/01/18	5,579,866	5,900,701
Pool #385912, 5.350%, 02/01/18	5,770,961	6,356,837
Pool #467288, 2.800%, 03/01/18	1,605,029	1,660,226
Pool #AM3464, 1.180%, 05/01/18	17,165,000	16,917,608
Pool #AM3462, 1.360%, 05/01/18	11,671,745	11,537,298
Pool #AL0561, 3.743%, 06/01/18	19,629,140	20,894,782
Pool #469334, 0.586%, 10/01/18(a)	5,000,000	4,990,942
Pool #469482, 0.986%, 10/01/18(a)	13,308,888	13,289,417
Pool #469408, 0.906%, 11/01/18(a)	37,709,347	37,654,326
Pool #466263, 2.970%, 11/01/18	6,067,990	6,282,378
Pool #AM6261, 0.376%, 07/01/19(a)	15,370,000	15,366,364
Pool #466804, 0.736%, 12/01/20(a)	13,370,000	13,353,366
Pool #470556, 0.856%, 12/01/20(a)	21,070,000	21,044,231
Pool #469856, 0.946%, 12/01/21(a)	17,690,000	17,663,726

	Shares or Principal Amount($)	Value($)

U.S. Government Agency Mortgages—continued
Pool #AM0400, 0.636%, 08/01/22(a)	17,500,000	17,469,107
Pool #AM1102, 0.451%, 10/01/22(a)	26,750,000	26,664,186
Pool #AM1171, 0.506%, 10/01/22(a)	9,328,000	9,325,207
Pool #AM1444, 0.421%, 11/01/22(a)	12,732,781	12,691,932
Pool #AM2923, 0.496%, 04/01/23(a)	17,335,000	17,292,690
Pool #725126, 2.625%, 12/01/33(a)	2,232,115	2,380,422
Pool #793025, 1.926%, 07/01/34(a)	787,787	841,610
Pool #AL0222, 2.319%, 07/01/34(a)	13,413,550	14,304,415
Pool #794939, 1.760%, 10/01/34(a)	26,831	27,888
Pool #AD0064, 1.936%, 01/01/35(a)	13,529,350	14,261,667
Pool #809384, 2.215%, 01/01/35(a)	385,708	389,154
Pool #805338, 2.260%, 01/01/35(a)	141,629	142,439
Pool #813718, 2.300%, 01/01/35(a)	9,721,462	10,278,462
Pool #809324, 1.980%, 02/01/35(a)	11,140	11,875
Pool #809772, 2.285%, 02/01/35(a)	279,986	282,036
Pool #814686, 2.100%, 03/01/35(a)	194,493	195,713
Pool #735545, 2.466%, 03/01/35(a)	3,501,257	3,760,395
Pool #AD7165, 1.848%, 04/01/35(a)	2,259,963	2,368,927
Pool #995609, 2.402%, 04/01/35(a)	2,465,079	2,641,044
Pool #822302, 2.454%, 05/01/35(a)	4,498,920	4,810,192
Pool #735810, 2.673%, 08/01/35(a)	1,323,395	1,419,172
Pool #AL0505, 2.206%, 11/01/35(a)	11,687,528	12,436,655
Pool #AD0377, 1.949%, 01/01/36(a)	2,812,760	2,999,504
Pool #888722, 2.173%, 01/01/36(a)	2,559,426	2,721,538
Pool #995540, 2.289%, 01/01/36(a)	8,425,555	8,990,391

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

U.S. Government Agency Mortgages—continued
Pool #888782, 2.261%, 03/01/36(a)	1,935,926	2,058,924
Pool #AL2202, 2.297%, 06/01/36(a)	11,936,072	12,788,686
Pool #AL0854, 2.355%, 06/01/36(a)	7,344,253	7,844,950
Pool #AL1535, 2.475%, 06/01/36(a)	20,205,605	21,735,179
Pool #888859, 2.304%, 10/01/36(a)	921,290	983,296
Pool #AA3517, 2.134%, 11/01/36(a)	6,868,584	7,320,963
Pool #903166, 2.400%, 11/01/36(a)	2,969,829	3,186,088
Pool #AL0968, 2.307%, 12/01/36(a)	18,503,842	19,809,686
Pool #906216, 2.292%, 01/01/37(a)	2,369,764	2,542,063
Pool #AL0872, 1.912%, 07/01/37(a)	4,551,530	4,842,340
Pool #AL0960, 2.285%, 07/01/37(a)	18,738,829	19,940,213
Pool #AD0380, 2.248%, 10/01/37(a)	10,134,135	10,805,735
Pool #AE0332, 2.253%, 11/01/37(a)	6,778,803	7,278,990
Pool #AL0966, 2.362%, 11/01/37(a)	6,810,523	7,287,017
Pool #AL0967, 2.255%, 04/01/38(a)	17,922,526	19,170,180
Pool #AL0270, 2.211%, 08/01/38(a)	16,203,559	17,313,561
Pool #AE0057, 2.276%, 02/01/39(a)	6,053,060	6,498,930
Pool #AE0066, 2.282%, 09/01/39(a)	18,463,018	19,757,531
Pool #725874, 2.343%, 09/01/39(a)	83,545	89,297
Pool #AT1150, 2.850%, 09/01/43(a)	15,386,628	15,666,627
Pool #AT1155, 2.991%, 09/01/43(a)	5,188,999	5,358,975
Pool #AW6998, 3.181%, 06/01/44(a)	3,893,444	4,013,660
Pool #AL5406, 3.227%, 06/01/44(a)	11,832,756	12,251,827
Pool #AW9723, 2.326%, 07/01/44(a)	15,061,678	15,390,250

	Shares or Principal Amount($)	Value($)

U.S. Government Agency Mortgages—continued
Pool #AW2253, 3.020%, 08/01/44(a)	5,095,116	5,250,004

		739,704,672

Total U.S. Government Agency Mortgages (Cost $1,067,232,067)		1,092,139,633

U.S. Treasury Obligations 0.5%
U.S. Treasury Bill 0.0%(b)
0.000%, 04/30/15	200,000	199,956

U.S. Treasury Notes 0.5%
2.375%, 02/28/15	120,000	121,148
2.500%, 04/30/15	2,905,000	2,946,193
0.375%, 03/31/16	1,670,000	1,670,391
0.875%, 12/31/16	910,000	912,417
0.750%, 06/30/17	2,095,000	2,081,087

		7,731,236

Total U.S. Treasury Obligations (Cost $7,924,184)		7,931,192

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(d)	14,478,830	14,478,830

Total Money Market Fund (Cost $14,478,830)		14,478,830

Total Investments (Cost $1,707,398,646) — 99.3%		1,734,702,516
Other Assets in Excess of Liabilities — 0.7%		13,018,492

Net Assets — 100.0%		$1,747,721,008

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2014.

(b)	Less than 0.05% of Net Assets.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.1% of net assets as of September 30, 2014.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — concluded

Open Futures Contracts

At September 30, 2014, the Fund’s open futures contracts was as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	Short	$(44,665,349)	December 2014	204	$21,223
U.S. Treasury 5 Year Note	Short	(42,346,152)	December 2015	357	128,113
90 day Euro Future	Long	10,143,340	December 2015	41	(6,602)

					$142,734

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.5%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	638,408

California 4.9%
California State, GO, 5.000%, 02/01/20	1,945,000	2,304,105
California State, GO, 5.000%, 09/01/33	3,250,000	3,714,295

		6,018,400

District of Columbia 2.9%
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,475,194
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	1,000,000	1,152,030

		3,627,224

Illinois 0.7%
Chicago, Series A, GO, 5.250%, 01/01/33	880,000	919,274

North Carolina 0.9%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,030,000	1,091,532

Virginia 86.6%
Alexandria, Series B, GO, 5.000%, 06/15/20, State Aid Withholding	1,075,000	1,287,528
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22	3,700,000	4,262,770
Fairfax County Economic Development Authority, Series A, RB, 5.000%, 10/01/26	1,000,000	1,215,350
Fairfax County Economic Development Authority, Series A, RB, 5.000%, 10/01/34	1,000,000	1,167,960
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/37	2,810,000	3,119,606
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,484,210

	Shares or Principal Amount($)	Value($)
Virginia—continued
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	714,474
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, NATL-RE	2,855,000	2,940,936
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,196,687
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,735,012
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	3,425,000	3,718,077
Henrico County, GO, 5.000%, 07/15/17	1,450,000	1,627,306
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	871,853
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,422,811
Loudoun County, Series B, GO, 5.000%, 11/01/20	1,000,000	1,177,290
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,133,850
Loudoun County Sanitation Authority, RB, 5.000%, 01/01/21	1,125,000	1,351,710
Loudoun County Sanitation Authority, RB, 5.000%, 01/01/22	1,130,000	1,366,260
Loudoun County Sanitation Authority, Water & Sewage, Series A, RB, 5.000%, 01/01/21	2,460,000	2,955,739
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,434,328
Newport News, Series A, GO, 5.000%, 07/15/18, State Aid Withholding	3,000,000	3,460,080

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Virginia—continued
Newport News, Series A, GO, 5.000%, 07/15/33, State Aid Withholding	1,240,000	1,460,534
Pittsylvania County, Series B, GO, 5.000%, 03/01/21	1,000,000	1,159,050
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,169,790
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,445,325
Prince County William, GO, 5.000%, 08/01/16, State Aid Withholding	1,035,000	1,123,203
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,555,483
Richmond, Series A, GO, 5.000%, 07/15/27	1,375,000	1,572,464
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,963,910
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,128,530
Suffolk, GO, 5.000%, 06/01/20, State Aid Withholding	1,545,000	1,847,341
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, MSF	2,380,000	2,464,585
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 09/01/17, Pre-refunded 09/01/2016 @ 100, ST INTERCEPT	155,000	168,731
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 02/01/26, ST INTERCEPT	2,750,000	3,227,372
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,700,000	2,038,181
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21	3,950,000	4,555,574

	Shares or Principal Amount($)	Value($)
Virginia—continued
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25, ST APPROP	2,750,000	3,235,402
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,665,962
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,305,003
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	12,073
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31	1,240,000	1,438,896
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20, ST APPROP	3,000,000	3,516,660
Virginia Public School Authority, RB, 5.000%, 08/01/18, State Aid Withholding	4,000,000	4,612,280
Virginia Public School Authority, RB, 5.000%, 08/01/22, State Aid Withholding	3,400,000	4,123,316
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,458,919
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,269,560
Virginia Resources Authority, RB, 4.000%, 11/01/35	1,250,000	1,327,838
Virginia Resources Authority, RB, 5.000%, 10/01/21	2,865,000	3,480,889
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/24	1,075,000	1,250,279
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,216,943

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Virginia Intermediate Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	3,300,000	3,911,160
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series B, RB, 5.000%, 11/01/20	305,000	366,561

		106,715,651

Total Municipal Bonds (Cost $112,314,481)		119,010,489

Money Market Fund 2.6%
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(c)	3,193,841	3,193,841

Total Money Market Fund (Cost $3,193,841)		3,193,841

Total Investments (Cost $115,508,322) — 99.1%		122,204,330
Other Assets in Excess of Liabilities — 0.9%		1,064,572

Net Assets — 100.0%		$123,268,902

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2014.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2014.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	—	General Obligation
MSF	—	Mandatory Sinking Fund
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond
ST APPROP	—	State Appropriation
ST INTERCEPT	—	State Interception

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Core Bond Fund	Corporate Bond Fund	Georgia Tax-Exempt Bond Fund	High Grade Municipal Bond Fund	High Income Fund
Assets:
Total Investments, at Cost	$203,434,888	$33,386,347	$121,249,104	$87,082,769	$911,620,091

Total Investments, at Value*	$205,284,156	$33,879,028	$128,956,811	$92,139,960	$903,272,798
Cash	5,371	—	—	—	—
Interest Receivable	954,253	336,741	1,572,935	883,339	15,670,118
Securities Lending Income Receivable	756	229	—	—	50,154
Receivable for Capital Shares Issued	3,241,866	175	28,021	342,425	934,641
Receivable for Investment Securities Sold	1,098,073	369,142	—	—	55,023,727
Receivable for Investment Securities Sold on a When-issued Basis	—	—	—	—	12,992,697
Receivable for Variation Margin on Centrally Cleared Swaps	—	—	—	—	1,229,161
Receivable from Investment Adviser	—	271	—	1,812	—
Prepaid Expenses and Other Assets	28,596	18,865	11,502	24,089	70,850

Total Assets	210,613,071	34,604,451	130,569,269	93,391,625	989,244,146

Liabilities:
Payable for Investment Securities Purchased	2,625,289	—	2,655,325	—	1,789,701
Payable for Investment Securities Purchased on a When-issued Basis	1,103,488	—	—	5,582,980	19,245,438
Due to Custodian	—	—	—	—	4,681,570
Depreciated Swap Contracts, at Value	—	2,024	—	—	—
Payable for Capital Shares Redeemed	231,011	17,334	327,878	98,822	12,633,052
Payable Upon Return of Securities Loaned	953,160	1,164,430	—	—	104,241,220
Income Distributions Payable	61,311	1,066	6,558	56,018	461,343
Investment Advisory Fees Payable	41,720	11,548	52,828	34,643	405,913
Compliance and Fund Services Fees Payable	3,767	822	2,241	1,060	17,448
Distribution and Service Fees Payable	3,520	8,294	462	1,737	27,371
Trustee Fees Payable	224	88	94	—	423
Other Accrued Expenses	87,039	18,105	35,141	11,488	322,290

Total Liabilities	5,110,529	1,223,711	3,080,527	5,786,748	143,825,769

Total Net Assets	$205,502,542	$33,380,740	$127,488,742	$87,604,877	$845,418,377

Net Assets Consist of:
Capital	$205,063,667	$32,352,008	$121,982,538	$81,702,074	$828,870,475
Accumulated Net Investment Income (Loss)	(525,329)	(80,016)	190,557	(7,105)	(489,558)
Accumulated Net Realized Gain (Loss) from Investments and Swap Transactions	(885,064)	615,321	(2,392,060)	852,717	25,472,023
Net Unrealized Appreciation (Depreciation) on Investments and Swaps Transactions	1,849,268	493,427	7,707,707	5,057,191	(8,434,563)

Net Assets	$205,502,542	$33,380,740	$127,488,742	$87,604,877	$845,418,377

Net Assets:
I Shares	$194,018,247	$22,811,922	$123,823,401	$73,700,499	$751,114,497
A Shares	7,666,586	810,067	3,665,341	13,904,378	67,322,524
C Shares	—	9,758,751	—	—	—
R Shares	3,817,709	—	—	—	21,315,350
IS Shares	—	—	—	—	5,666,006
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	17,999,872	2,564,249	11,527,456	6,007,014	106,013,284
A Shares	711,433	90,658	340,694	1,132,835	9,493,048
C Shares	—	1,097,201	—	—	—
R Shares	353,926	—	—	—	3,006,663
IS Shares	—	—	—	—	799,510
Net Asset Value and Redemption Price Per Share:
I Shares	$10.78	$8.90	$10.74	$12.27	$7.09
A Shares	10.78	8.94	10.76	12.27	7.09
C Shares(a)	—	8.89	—	—	—
R Shares	10.79	—	—	—	7.09
IS Shares	—	—	—	—	7.09
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$11.32	$9.39	$11.30	$12.88	$7.44
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	4.75%	4.75%

*	Investments include securities on loan of $926,351, $1,131,876, $—, $— and $102,283,983, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Intermediate Bond Fund	Investment Grade Tax-Exempt Bond Fund	Limited Duration Fund	Limited-Term Federal Mortgage Securities Fund	North Carolina Tax-Exempt Bond Fund
Assets:
Total Investments, at Cost	$304,648,623	$629,426,128	$6,632,699	$9,365,200	$33,892,273

Total Investments, at Value*	$305,972,806	$671,392,004	$6,648,457	$9,500,919	$35,877,295
Cash	640,443	—	—	—	—
Interest Receivable	1,055,474	7,893,026	1,340	28,360	442,078
Securities Lending Income Receivable	776	—	—	—	—
Receivable for Capital Shares Issued	68,912	750,269	—	225	239
Receivable for Investment Securities Sold	8,060,633	—	—	—	—
Receivable from Investment Adviser	—	21,953	320	4,400	2,007
Prepaid Expenses and Other Assets	38,211	38,221	4,918	22,326	7,892

Total Assets	315,837,255	680,095,473	6,655,035	9,556,230	36,329,511

Liabilities:
Payable for Investment Securities Purchased	12,634,424	4,020,651	—	17,547	—
Payable for Investment Securities Purchased on a When-issued Basis	—	13,549,282	—	—	—
Payable for Capital Shares Redeemed	811,527	1,127,597	—	4,421	4,139
Payable Upon Return of Securities Loaned	2,361,110	—	—	—	—
Income Distributions Payable	77,150	233,423	1,022	283	66,670
Investment Advisory Fees Payable	62,888	268,182	547	3,866	14,844
Compliance and Fund Services Fees Payable	6,402	12,103	119	181	673
Distribution and Service Fees Payable	482	6,976	—	3,885	96
Trustee Fees Payable	484	616	6	10	35
Other Accrued Expenses	107,985	197,532	2,319	4,647	12,332

Total Liabilities	16,062,452	19,416,362	4,013	34,840	98,789

Total Net Assets	$299,774,803	$660,679,111	$6,651,022	$9,521,390	$36,230,722

Net Assets Consist of:
Capital	$297,721,492	$611,924,527	$7,466,031	$10,180,973	$34,903,198
Accumulated Net Investment Income (Loss)	(449,227)	(228,510)	216	(36,959)	(63,115)
Accumulated Net Realized Gain (Loss) from Investments Transactions	1,178,355	7,017,218	(830,983)	(758,343)	(594,383)
Net Unrealized Appreciation on Investments	1,324,183	41,965,876	15,758	135,719	1,985,022

Net Assets	$299,774,803	$660,679,111	$6,651,022	$9,521,390	$36,230,722

Net Assets:
I Shares	$297,745,485	$632,522,639	$6,651,022	$3,508,757	$35,455,699
A Shares	2,010,625	28,156,472	—	1,638,457	775,023
C Shares	—	—	—	4,374,176	—
R Shares	18,693	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	30,398,708	51,068,300	676,440	317,136	3,428,743
A Shares	205,087	2,270,512	—	148,400	75,144
C Shares	—	—	—	395,394	—
R Shares	1,908	—	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$9.79	$12.39	$9.83	$11.06	$10.34
A Shares	9.80	12.40	—	11.04	10.31
C Shares(a)	—	—	—	11.06	—
R Shares	9.80	—	—	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$10.29	$13.02	$—	$11.32	$10.82
Maximum Sales Charge — A Shares	4.75%	4.75%	—	2.50%	4.75%

*	Investments include securities on loan of $2,297,849, $—, $—, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Seix Floating Rate High Income Fund	Seix High Yield Fund	Short-Term Bond Fund	Short-Term Municipal Bond Fund	Total Return Bond Fund
Assets:
Total Investments, at Cost	$7,278,345,195	$826,729,461	$33,643,440	$43,107,163	$1,042,798,424

Total Investments, at Value*	$7,205,641,980	$833,269,053	$33,678,987	$43,277,176	$1,052,044,227
Cash	—	—	206,469	4	1,635,269
Interest Receivable	39,798,658	14,901,428	87,185	324,359	4,842,632
Appreciated Swap Contracts, at Value	—	—	—	—	20,914
Securities Lending Income Receivable	—	33,462	—	—	5,150
Receivable for Capital Shares Issued	11,927,806	1,562,155	6,289	7,430	2,991,969
Receivable for Investment Securities Sold	57,130,714	44,766,304	—	—	9,066,030
Receivable for Investment Securities Sold on a When-issued Basis	143,185,458	14,607,530	—	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	—	1,777,884
Receivable for Variation Margin on Centrally Cleared Swaps	—	1,229,159	—	—	—
Receivable from Investment Adviser	—	—	4,124	2,188	890
Prepaid Expenses and Other Assets	367,702	43,743	21,344	18,647	59,555

Total Assets	7,458,052,318	910,412,834	34,004,398	43,629,804	1,072,444,520

Liabilities:
Payable for Investment Securities Purchased	—	1,694,612	1,552,288	—	37,049,264
Payable for Investment Securities Purchased on a When-issued Basis	57,565,366	13,150,438	—	2,674,975	806,637
Due to Custodian	782,280	4,368,722	—	—	—
Depreciated Swap Contracts, at Value	—	—	—	—	368,580
Payable for Capital Shares Redeemed	26,845,782	2,199,416	356,098	2,205	1,952,063
Payable Upon Return of Securities Loaned	—	78,051,930	—	—	4,742,930
Income Distributions Payable	7,052,642	2,550,355	7,251	10,886	38,118
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	—	3,165,884
Unrealized Depreciation on Unfunded Commitments	1,404,332	—	—	—	22,116
Investment Advisory Fees Payable	2,515,409	314,935	11,348	11,857	202,886
Compliance and Fund Services Fees Payable	156,207	17,188	733	690	19,052
Distribution and Service Fees Payable	113,450	4,241	1,955	636	36,657
Trustee Fees Payable	9,541	—	32	18	994
Other Accrued Expenses	2,778,003	341,481	12,151	10,604	321,979

Total Liabilities	99,223,012	102,693,318	1,941,856	2,711,871	48,727,160

Total Net Assets	$7,358,829,306	$807,719,516	$32,062,542	$40,917,933	$1,023,717,360

Net Assets Consist of:
Capital	$7,454,941,934	$738,507,698	$33,259,625	$40,482,585	$1,024,121,131
Accumulated Net Investment Loss	(8,971)	(1,380,588)	(13,425)	(1,446)	(173,641)
Accumulated Net Realized Gain (Loss) from Investments, Swap and Foreign Currency Transactions	(21,996,110)	64,140,084	(1,219,205)	266,781	(7,792,025)
Net Unrealized Appreciation (Depreciation) on Investments, Unfunded Commitments, Swaps and Foreign Currency Transactions	(74,107,547)	6,452,322	35,547	170,013	7,561,895

Net Assets	$7,358,829,306	$807,719,516	$32,062,542	$40,917,933	$1,023,717,360

Net Assets:
I Shares	$7,088,114,856	$798,597,241	$27,767,630	$36,105,747	$843,958,559
A Shares	192,055,303	8,073,171	2,395,608	4,812,186	38,641,889
C Shares	78,659,147	—	1,899,304	—	—
R Shares	—	1,049,104	—	—	69,203,962
IS Shares	—	—	—	—	71,912,950
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	794,389,290	82,015,890	2,795,546	3,594,227	80,105,210
A Shares	21,527,632	848,404	240,572	479,234	3,549,853
C Shares	8,813,712	—	190,804	—	—
R Shares	—	107,811	—	—	6,567,151
IS Shares	—	—	—	—	6,824,275
Net Asset Value and Redemption Price Per Share:
I Shares	$8.92	$9.74	$9.93	$10.05	$10.54
A Shares	8.92	9.52	9.96	10.04	10.89
C Shares(a)	8.92	—	9.95	—	—
R Shares	—	9.73	—	—	10.54
IS Shares	—	—	—	—	10.54
Offering Price per Share (100%/(100%-maximum sales charge x net asset value adjusted to the nearest cent):
A Shares	$9.15	$9.99	$10.22	$10.30	$11.43
Maximum Sales Charge — A Shares	2.50%	4.75%	2.50%	2.50%	4.75%

* Investments include securities on loan of $—, $76,698,712, $—, $— and $4,609,637, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Ultra-Short Bond Fund	U.S. Government Securities Fund	U.S. Government Securities Ultra-Short Bond Fund	Virginia Intermediate Municipal Bond Fund
Assets:
Total Investments, at Cost	$145,019,381	$18,967,098	$1,707,398,646	$115,508,322

Total Investments, at Value	$145,299,932	$19,200,917	$1,734,702,516	$122,204,330
Cash	40,294	—	4,276,929	—
Interest Receivable	465,352	51,460	2,931,023	1,386,015
Cash Collateral on Deposit at Broker	23,453	—	250,672	—
Receivable for Capital Shares Issued	23,916	3,381	4,426,300	84
Receivable for Investment Securities Sold	32,000	824,898	17,981,842	—
Unrealized Appreciation on Futures Contracts	17,263	—	149,336	—
Receivable from Investment Adviser	—	3,526	—	—
Prepaid Expenses and Other Assets	15,655	22,370	66,851	13,809

Total Assets	145,917,865	20,106,552	1,764,785,469	123,604,238

Liabilities:
Payable for Investment Securities Purchased	—	881,909	13,798,595	—
Payable for Capital Shares Redeemed	33,736	15,006	2,132,005	27,941
Income Distributions Payable	12,138	197	124,937	215,405
Unrealized Depreciation on Futures Contracts	—	—	6,602	—
Investment Advisory Fees Payable	26,498	7,921	270,692	50,849
Compliance and Fund Services Fees Payable	2,468	402	34,914	2,290
Distribution and Service Fees Payable	—	1,342	—	736
Trustee Fees Payable	111	30	2,364	114
Other Accrued Expenses	24,679	12,462	694,352	38,001

Total Liabilities	99,630	919,269	17,064,461	335,336

Total Net Assets	$145,818,235	$19,187,283	$1,747,721,008	$123,268,902

Net Assets Consist of:
Capital	$148,270,849	$19,091,427	$1,740,130,244	$116,147,775
Accumulated Net Investment Income (Loss)	(65,289)	(138)	(1,919,270)	19,233
Accumulated Net Realized Gain (Loss) from Investments and Futures Transactions	(2,685,139)	(137,825)	(17,936,570)	405,886
Net Unrealized Appreciation on Investments and Futures Transactions	297,814	233,819	27,446,604	6,696,008

Net Assets	$145,818,235	$19,187,283	$1,747,721,008	$123,268,902

Net Assets:
I Shares	$145,818,235	$17,141,387	$1,747,721,008	$117,325,882
A Shares	—	598,017	—	5,943,020
C Shares	—	1,447,879	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	14,624,681	2,072,041	172,442,316	11,420,357
A Shares	—	72,305	—	578,648
C Shares	—	175,048	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$9.97	$8.27	$10.14	$10.27
A Shares	—	8.27	—	10.27
C Shares	—	8.27	—	—
Offering Price per Share (100%/(100%-maximum sales charge) value) of net asset value adjusted to the nearest cent):
A Shares	$—	$8.68	$—	$10.78
Maximum Sales Charge — A Shares	—	4.75%	—	4.75%

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2014

(Unaudited)

	Core Bond Fund	Corporate Bond Fund	Georgia Tax-Exempt Bond Fund	High Grade Municipal Bond Fund	High Income Fund
Investment Income:
Interest Income	$2,496,250	$683,149	$2,162,071	$1,188,066	$30,738,512
Dividend Income	—	—	—	—	260,320
Net Income from Securities Lending	16,831	714	—	—	284,690

Total Investment Income	2,513,081	683,863	2,162,071	1,188,066	31,283,522

Expenses:
Investment Advisory Fees	258,960	75,850	322,447	181,059	2,672,320
Administration Fees	10,618	1,944	6,611	3,712	51,150
Fund Accounting Fees	8,732	1,856	5,093	2,180	38,039
Transfer Agency Fees	14,701	18,682	5,859	11,164	124,105
Compliance & Fund Services Fees	6,851	1,386	4,092	2,046	32,578
Distribution and Service Fees — A Shares	13,710	1,292	3,055	10,076	193,179
Distribution and Service Fees — C Shares	—	50,841	—	—	—
Distribution and Service Fees — R Shares	10,033	—	—	—	56,296
Shareholder Servicing Fees — I Shares	111,105	3,770	31,430	13,947	634,976
Shareholder Servicing Fees — A Shares	1,801	55	168	841	32,878
Shareholder Servicing Fees — R Shares	322	—	—	—	8,596
Custodian Fees	9,047	4,490	3,365	3,176	21,698
Printing Fees	9,176	2,438	3,446	2,423	41,574
Registration Fees	21,734	21,147	7,002	15,616	29,573
Trustee Fees	4,266	882	2,504	1,215	19,650
Other Fees	12,880	4,925	7,657	5,288	39,193

Total Expenses	493,936	189,558	402,729	252,743	3,995,805
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(3,506)	(12,023)	—	(7,762)	—

Net Expenses	490,430	177,535	402,729	244,981	3,995,805

Net Investment Income	2,022,651	506,328	1,759,342	943,085	27,287,717

Net Realized and Unrealized Gain (Loss) on Investments and Swaps:
Net Realized Gain (Loss) from:
Investment Transactions	3,104,433	753,651	905,614	996,700	12,705,676
Swap Contracts	—	(140)	—	—	123,734
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(373,449)	(301,995)	2,988,211	1,393,688	(35,368,657)
Swap Contracts	—	746	—	—	(87,270)

Net Realized and Unrealized Gain (Loss) on Investments and Swaps	2,730,984	452,262	3,893,825	2,390,388	(22,626,517)

Change in Net Assets from Operations	$4,753,635	$958,590	$5,653,167	$3,333,473	$4,661,200

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2014

(Unaudited)

	Intermediate Bond Fund	Investment Grade Tax-Exempt Bond Fund	Limited Duration Fund	Limited-Term Federal Mortgage Securities Fund	North Carolina Tax-Exempt Bond Fund
Investment Income:
Interest Income	$2,954,049	$10,625,994	$17,912	$127,462	$586,709
Net Income from Securities Lending	20,415	—	—	—	—

Total Investment Income	2,974,464	10,625,994	17,912	127,462	586,709

Expenses:
Investment Advisory Fees	416,906	1,659,037	3,334	24,579	94,154
Administration Fees	17,095	34,451	343	504	1,931
Fund Accounting Fees	15,237	28,025	273	434	1,512
Transfer Agency Fees	35,063	58,313	207	4,651	2,455
Compliance & Fund Services Fees	11,385	21,978	216	322	1,232
Distribution and Service Fees — A Shares	3,908	44,936	—	1,697	598
Distribution and Service Fees — C Shares	—	—	—	22,973	—
Distribution and Service Fees — R Shares	47	—	—	—	—
Shareholder Servicing Fees — I Shares	188,016	330,488	—	1,951	8,393
Shareholder Servicing Fees — A Shares	580	5,432	—	187	49
Shareholder Servicing Fees — R Shares	19	—	—	—	—
Custodian Fees	7,716	7,257	1,999	3,470	2,497
Printing Fees	12,073	19,412	526	974	1,387
Registration Fees	20,748	20,357	3,696	19,614	6,299
Trustee Fees	7,171	13,594	134	204	761
Other Fees	18,908	29,153	2,981	3,594	4,469

Total Expenses	754,872	2,272,433	13,709	85,154	125,737
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(63,187)	(2,739)	(27,740)	(2,685)

Net Expenses	754,872	2,209,246	10,970	57,414	123,052

Net Investment Income	2,219,592	8,416,748	6,942	70,048	463,657

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	2,381,039	6,157,148	(301)	104,748	365,283
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(816,013)	7,963,386	305	65,501	665,451

Net Realized and Unrealized Gain on Investments	1,565,026	14,120,534	4	170,249	1,030,734

Change in Net Assets from Operations	$3,784,618	$22,537,282	$6,946	$240,297	$1,494,391

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2014

(Unaudited)

	Seix Floating Rate High Income Fund	Seix High Yield Fund	Short-Term Bond Fund	Short-Term Municipal Bond Fund	Total Return Bond Fund
Investment Income:
Interest Income	$202,974,633	$31,861,335	$264,292	$176,127	$14,120,480
Dividend Income	95,494	—	—	—	—
Net Income from Securities Lending	—	203,197	—	—	76,531

Total Investment Income	203,070,127	32,064,532	264,292	176,127	14,197,011

Expenses:
Investment Advisory Fees	16,989,813	2,249,736	79,004	69,347	1,260,994
Administration Fees	435,711	52,782	2,024	2,031	53,168
Fund Accounting Fees	375,012	55,650	1,770	1,461	46,656
Transfer Agency Fees	1,888,146	434,219	5,569	4,297	120,653
Compliance & Fund Services Fees	287,207	33,847	1,351	1,253	34,427
Distribution and Service Fees — A Shares	310,991	66,765	2,598	4,063	49,927
Distribution and Service Fees — C Shares	413,097	—	9,173	—	—
Distribution and Service Fees — R Shares	—	2,876	—	—	179,994
Shareholder Servicing Fees — I Shares	4,262,279	125,688	9,215	15,962	446,753
Shareholder Servicing Fees — A Shares	103,862	9,896	435	2,046	26,989
Shareholder Servicing Fees — R Shares	—	10	—	—	87,153
Custodian Fees	830,205	26,236	3,977	2,864	57,381
Printing Fees	264,605	40,822	1,864	1,387	37,333
Registration Fees	55,586	23,868	19,202	15,204	25,635
Trustee Fees	177,782	22,851	857	751	21,682
Other Fees	311,945	49,719	5,023	4,063	50,022

Total Expenses	26,706,241	3,194,965	142,062	124,729	2,498,767
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	(13,644)	(11,588)	(7,320)

Net Expenses	26,706,241	3,194,965	128,418	113,141	2,491,447

Net Investment Income	176,363,886	28,869,567	135,874	62,986	11,705,564

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies:
Net Realized Gain from:
Investment and Foreign Currency Transactions	17,228,847	27,722,704	201,208	100,818	15,040,574
Swap Contracts	—	121,742	—	—	181,181
Forward Foreign Currency Contracts	—	—	—	—	1,954,009
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	(140,208,977)	(46,069,297)	(261,731)	104,555	(2,531,588)
Swap Contracts	—	(87,270)	—	—	332,369
Forward Foreign Currency Contracts	—	—	—	—	(2,790,577)

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies	(122,980,130)	(18,312,121)	(60,523)	205,373	12,185,968

Change in Net Assets from Operations	$53,383,756	$10,557,446	$75,351	$268,359	$23,891,532

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2014

(Unaudited)

	Ultra-Short Bond Fund	U.S. Government Securities Fund	U.S. Government Securities Ultra-Short Bond Fund	Virginia Intermediate Municipal Bond Fund
Investment Income:
Interest Income	$677,380	$155,005	$8,044,899	$1,984,065

Total Investment Income	677,380	155,005	8,044,899	1,984,065

Expenses:
Investment Advisory Fees	153,406	52,332	1,740,958	318,137
Administration Fees	7,147	1,072	94,867	6,523
Fund Accounting Fees	4,947	955	82,801	5,265
Transfer Agency Fees	27,067	3,967	186,279	9,055
Compliance & Fund Services Fees	4,419	717	62,465	4,140
Distribution and Service Fees — A Shares	—	1,058	—	4,997
Distribution and Service Fees — C Shares	—	7,334	—	—
Shareholder Servicing Fees — I Shares	28,970	11,712	1,262,971	27,880
Shareholder Servicing Fees — A Shares	—	15	—	248
Custodian Fees	4,613	3,052	19,763	3,437
Printing Fees	4,284	1,251	55,419	3,591
Registration Fees	12,307	19,589	24,303	8,432
Trustee Fees	2,633	451	39,096	2,560
Other Fees	7,593	4,072	75,403	7,792

Total Expenses	257,386	107,577	3,644,325	402,057
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(22,911)	—	—

Net Expenses	257,386	84,666	3,644,325	402,057

Net Investment Income	419,994	70,339	4,400,574	1,582,008

Net Realized and Unrealized Gain (Loss) on Investments and Futures:
Net Realized Gain (Loss) from:
Investment Transactions	61,275	97,555	4,616,627	749,235
Futures contracts	(39,895)	—	(590,227)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(77,831)	108,466	1,320,894	1,240,383
Futures Contracts	(5,432)	—	(423,012)	—

Net Realized and Unrealized Gain (Loss) on Investments and Futures	(61,883)	206,021	4,924,282	1,989,618

Change in Net Assets from Operations	$358,111	$276,360	$9,324,856	$3,571,626

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the Periods Indicated

	Core Bond Fund		Corporate Bond Fund		Georgia Tax-Exempt Bond Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$2,022,651	$4,802,529	$506,328	$1,793,805	$1,759,342	$4,067,365
Net Realized Gain (Loss)	3,104,433	(2,247,406)	753,511	168,518	905,614	(1,723,221)
Net Change in Unrealized Appreciation (Depreciation)	(373,449)	(7,335,675)	(301,249)	(2,208,835)	2,988,211	(3,893,136)

Change in Net Assets from Operations	4,753,635	(4,780,552)	958,590	(246,512)	5,653,167	(1,548,992)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(2,041,259)	(5,267,601)	(395,282)	(1,483,306)	(1,705,903)	(3,944,136)
A Shares	(85,827)	(260,196)	(11,488)	(49,480)	(53,479)	(123,282)
C Shares	—	—	(99,766)	(261,000)	—	—
R Shares	(34,137)	(69,297)	—	—	—	—
Net Realized Gains:
I Shares	—	(4,708,330)	—	(1,574,501)	—	—
A Shares	—	(252,957)	—	(27,525)	—	—
C Shares	—	—	—	(346,555)	—	—
R Shares	—	(91,976)	—	—	—	—

Total Dividends and Distributions	(2,161,223)	(10,650,357)	(506,536)	(3,742,367)	(1,759,382)	(4,067,418)

Change in Net Assets from Capital Transactions	(11,423,999)	(166,511,487)	(6,257,089)	(28,232,711)	(1,379,000)	(22,129,077)

Change in Net Assets	(8,831,587)	(181,942,396)	(5,805,035)	(32,221,590)	2,514,785	(27,745,487)

Net Assets:
Beginning of Period	214,334,129	396,276,525	39,185,775	71,407,365	124,973,957	152,719,444

End of Period	$205,502,542	$214,334,129	$33,380,740	$39,185,775	$127,488,742	$124,973,957

Accumulated Net Investment Income (Loss), End of Period	$(525,329)	$(386,757)	$(80,016)	$(79,808)	$190,557	$190,597

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$943,085	$1,692,609	$27,287,717	$52,993,380	$2,219,592	$7,768,495
Net Realized Gain (Loss)	996,700	(143,983)	12,829,410	25,172,860	2,381,039	537,085
Net Change in Unrealized Appreciation (Depreciation)	1,393,688	(1,431,114)	(35,455,927)	(12,580,067)	(816,013)	(17,001,122)

Change in Net Assets from Operations	3,333,473	117,512	4,661,200	65,586,173	3,784,618	(8,695,542)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(776,882)	(1,430,378)	(23,397,402)	(43,729,034)	(2,218,574)	(7,790,843)
A Shares	(166,169)	(262,202)	(3,383,363)	(8,470,656)	(18,272)	(70,662)
R Shares	—	—	(576,859)	(1,261,457)	(70)	(186)
IS Shares*	—	—	(56,248)	—	—	—
Net Realized Gains:
I Shares	—	(193,807)	—	(15,228,470)	—	(15,653,552)
A Shares	—	(35,607)	—	(3,562,894)	—	(212,227)
R Shares	—	—	—	(470,570)	—	(718)

Total Dividends and Distributions	(943,051)	(1,921,994)	(27,413,872)	(72,723,081)	(2,236,916)	(23,728,188)

Change in Net Assets from Capital Transactions	28,510,681	(7,745,895)	(94,578,343)	42,054,508	(62,150,984)	(559,824,062)

Change in Net Assets	30,901,103	(9,550,377)	(117,331,015)	34,917,600	(60,603,282)	(592,247,792)

Net Assets:
Beginning of Period	56,703,774	66,254,151	962,749,392	927,831,792	360,378,085	952,625,877

End of Period	$87,604,877	$56,703,774	$845,418,377	$962,749,392	$299,774,803	$360,378,085

Accumulated Net Investment Loss, End of Period	$(7,105)	$(7,139)	$(489,558)	$(363,403)	$(449,227)	$(431,903)

*	IS Shares commenced operations on August 1, 2014.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Investment Grade Tax-Exempt Bond Fund		Limited Duration Fund		Limited-Term Federal Mortgage Securities Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$8,416,748	$18,016,013	$6,942	$19,169	$70,048	$102,590
Net Realized Gain (Loss)	6,157,148	860,369	(301)	24,325	104,748	16,458
Net Change in Unrealized Appreciation (Depreciation)	7,963,386	(20,781,122)	305	(26,466)	65,501	(347,602)

Change in Net Assets from Operations	22,537,282	(1,904,740)	6,946	17,028	240,297	(228,554)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(8,063,606)	(17,296,851)	(6,011)	(14,851)	(41,557)	(122,073)
A Shares	(353,265)	(719,739)	—	—	(18,232)	(34,674)
C Shares	—	—	—	—	(31,500)	(51,259)
Net Realized Gains:
I Shares	—	(5,168,338)	—	—	—	—
A Shares	—	(228,704)	—	—	—	—

Total Dividends and Distributions	(8,416,871)	(23,413,632)	(6,011)	(14,851)	(91,289)	(208,006)

Change in Net Assets from Capital Transactions	(27,369,246)	(319,882,736)	—	(2,709,499)	(821,051)	(6,531,861)

Change in Net Assets	(13,248,835)	(345,201,108)	935	(2,707,322)	(672,043)	(6,968,421)

Net Assets:
Beginning of Period	673,927,946	1,019,129,054	6,650,087	9,357,409	10,193,433	17,161,854

End of Period	$660,679,111	$673,927,946	$6,651,022	$6,650,087	$9,521,390	$10,193,433

Accumulated Net Investment Income (Loss), End of Period	$(228,510)	$(228,387)	$216	$(715)	$(36,959)	$(15,718)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	North Carolina Tax-Exempt Bond Fund		Seix Floating Rate High Income Fund		Seix High Yield Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$463,657	$1,186,716	$176,363,886	$323,327,760	$28,869,567	$96,099,251
Net Realized Gain (Loss)	365,283	(959,666)	17,228,847	11,462,727	27,844,446	70,543,347
Net Change in Unrealized Appreciation (Depreciation)	665,451	(863,905)	(140,208,977)	(6,274,675)	(46,156,567)	(65,722,730)

Change in Net Assets from Operations	1,494,391	(636,855)	53,383,756	328,515,812	10,557,446	100,919,868

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(454,339)	(1,165,690)	(170,993,018)	(312,044,616)	(27,548,652)	(94,634,944)
A Shares	(9,318)	(21,050)	(4,022,032)	(6,400,576)	(1,415,285)	(3,456,272)
C Shares	—	—	(1,356,453)	(2,065,373)	—	—
R Shares	—	—	—	—	(29,903)	(94,538)
Net Realized Gains:
I Shares	—	(1,161,841)	—	—	—	(58,467,007)
A Shares	—	(25,030)	—	—	—	(2,326,532)
R Shares	—	—	—	—	—	(54,118)

Total Dividends and Distributions	(463,657)	(2,373,611)	(176,371,503)	(320,510,565)	(28,993,840)	(159,033,411)

Change in Net Assets from Capital Transactions	(2,972,056)	(10,718,709)	(1,778,980,318)	3,332,412,383	(456,147,366)	(527,438,582)

Change in Net Assets	(1,941,322)	(13,729,175)	(1,901,968,065)	3,340,417,630	(474,583,760)	(585,552,125)

Net Assets:
Beginning of Period	38,172,044	51,901,219	9,260,797,371	5,920,379,741	1,282,303,276	1,867,855,401

End of Period	$36,230,722	$38,172,044	$7,358,829,306	$9,260,797,371	$807,719,516	$1,282,303,276

Accumulated Net Investment Loss, End of Period	$(63,115)	$(63,115)	$(8,971)	$(1,354)	$(1,380,588)	$(1,256,315)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Short-Term Bond Fund		Short-Term Municipal Bond Fund		Total Return Bond Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$135,874	$726,241	$62,986	$44,096	$11,705,564	$25,380,593
Net Realized Gain (Loss)	201,208	714,197	100,818	197,237	17,175,764	(16,842,676)
Net Change in Unrealized Appreciation (Depreciation)	(261,731)	(1,063,778)	104,555	(56,592)	(4,989,796)	(17,738,628)

Change in Net Assets from Operations	75,351	376,660	268,359	184,741	23,891,532	(9,200,711)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(139,888)	(715,698)	(57,964)	(39,355)	(11,045,779)	(23,280,438)
A Shares	(7,752)	(25,093)	(5,019)	(4,738)	(430,900)	(817,396)
C Shares	(76)	(5,646)	—	—	—	—
R Shares	—	—	—	—	(655,641)	(1,109,995)
IS Shares*	—	—	—	—	(272,293)	—
Net Realized Gains:
I Shares	—	—	—	(87,967)	—	(9,776,080)
A Shares	—	—	—	(19,996)	—	(377,861)
R Shares	—	—	—	—	—	(686,006)

Total Dividends and Distributions	(147,716)	(746,437)	(62,983)	(152,056)	(12,404,613)	(36,047,776)

Change in Net Assets from Capital Transactions	(10,911,911)	(39,461,972)	3,960,350	21,903,965	(123,560,260)	(146,164,164)

Change in Net Assets	(10,984,276)	(39,831,749)	4,165,726	21,936,650	(112,073,341)	(191,412,651)

Net Assets:
Beginning of Period	43,046,818	82,878,567	36,752,207	14,815,557	1,135,790,701	1,327,203,352

End of Period	$32,062,542	$43,046,818	$40,917,933	$36,752,207	$1,023,717,360	$1,135,790,701

Accumulated Net Investment Income (Loss), End of Period	$(13,425)	$(1,583)	$(1,446)	$(1,449)	$(173,641)	$525,408

*	IS Shares commenced operations on August 1, 2014.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Ultra-Short Bond Fund		U.S. Government Securities Fund		U.S. Government Securities Ultra-Short Bond Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$419,994	$838,752	$70,339	$128,721	$4,400,574	$6,777,811
Net Realized Gain (Loss)	21,380	158,704	97,555	(120,082)	4,026,400	(1,387,601)
Net Change in Unrealized Appreciation (Depreciation)	(83,263)	(204,927)	108,466	(773,072)	897,882	(2,864,838)

Change in Net Assets from Operations	358,111	792,529	276,360	(764,433)	9,324,856	2,525,372

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(482,848)	(969,033)	(68,453)	(125,734)	(6,317,513)	(13,537,248)
A Shares	—	—	(1,886)	(3,032)	—	—
Net Realized Gains:
I Shares	—	—	—	(102,240)	—	—
A Shares	—	—	—	(4,216)	—	—
C Shares	—	—	—	(6,158)	—	—

Total Dividends and Distributions	(482,848)	(969,033)	(70,339)	(241,380)	(6,317,513)	(13,537,248)

Change in Net Assets from Capital Transactions	23,889,870	13,005,312	(4,520,180)	(14,946,754)	(248,501,290)	(327,686,238)

Change in Net Assets	23,765,133	12,828,808	(4,314,159)	(15,952,567)	(245,493,947)	(338,698,114)

Net Assets:
Beginning of Period	122,053,102	109,224,294	23,501,442	39,454,009	1,993,214,955	2,331,913,069

End of Period	$145,818,235	$122,053,102	$19,187,283	$23,501,442	$1,747,721,008	$1,993,214,955

Accumulated Net Investment Loss, End of Period	$(65,289)	$(2,435)	$(138)	$(138)	$(1,919,270)	$(2,331)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (concluded)

RIDGEWORTH FUNDS    For the Periods Indicated

	Virginia Intermediate Municipal Bond Fund
	04/01/14- 09/30/14	04/01/13- 03/31/14
	(Unaudited)
Operations:
Net Investment Income	$1,582,008	$4,035,399
Net Realized Gain (Loss)	749,235	(343,350)
Net Change in Unrealized Appreciation (Depreciation)	1,240,383	(4,565,246)

Change in Net Assets from Operations	3,571,626	(873,197)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(1,502,498)	(3,783,005)
A Shares	(79,510)	(252,522)
Net Realized Gains:
I Shares	—	(1,295,751)
A Shares	—	(89,534)

Total Dividends and Distributions	(1,582,008)	(5,420,812)

Change in Net Assets from Capital Transactions	(6,988,856)	(21,322,420)

Change in Net Assets	(4,999,238)	(27,616,429)

Net Assets:
Beginning of Period	128,268,140	155,884,569

End of Period	$123,268,902	$128,268,140

Accumulated Net Investment Income, End of Period	$19,233	$19,233

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Core Bond Fund
I Shares
Period Ended September 30, 2014^	$10.65	$0.11	(d)	$0.13	$0.24	$(0.11)	$—	$—	$(0.11)	$—	$10.78	$194,018	2.29%	0.46%	0.46%	1.97%	92%
Year Ended March 31, 2014	11.16	0.18	(d)	(0.23)	(0.05)	(0.22)	—	(0.24)	(0.46)	—	10.65	200,371	(0.38)	0.42	0.42	1.67	208
Year Ended March 31, 2013	11.10	0.15	(d)	0.24	0.39	(0.20)	—	(0.13)	(0.33)	—	11.16	370,455	3.53	0.38	0.38	1.33	151
Year Ended March 31, 2012	11.00	0.24	(d)	0.81	1.05	(0.27)	—	(0.68)	(0.95)	—	11.10	439,017	9.65	0.48	0.48	2.15	211
Year Ended March 31, 2011	11.42	0.36	(d)	0.09	0.45	(0.25)	(0.10)	(0.52)	(0.87)	—	11.00	295,931	3.91	0.60	0.60	3.11	119	(e)
Year Ended March 31, 2010	10.93	0.43		0.46	0.89	(0.39)	—	(0.01)	(0.40)	—	11.42	372,232	8.26	0.57	0.57	3.89	99
A Shares
Period Ended September 30, 2014^	10.65	0.09	(d)	0.14	0.23	(0.10)	—	—	(0.10)	—	10.78	7,667	2.17	0.68	0.68	1.74	92
Year Ended March 31, 2014	11.16	0.15	(d)	(0.23)	(0.08)	(0.19)	—	(0.24)	(0.43)	—	10.65	9,848	(0.66)	0.71	0.71	1.38	208
Year Ended March 31, 2013	11.10	0.11	(d)	0.24	0.35	(0.16)	—	(0.13)	(0.29)	—	11.16	20,687	3.20	0.69	0.70	1.02	151
Year Ended March 31, 2012	11.00	0.21	(d)	0.80	1.01	(0.23)	—	(0.68)	(0.91)	—	11.10	21,644	9.29	0.82	0.82	1.84	211
Year Ended March 31, 2011	11.42	0.35	(d)	0.06	0.41	(0.21)	(0.10)	(0.52)	(0.83)	—	11.00	19,087	3.61	0.87	0.87	3.03	119	(e)
Year Ended March 31, 2010	10.93	0.41		0.45	0.86	(0.36)	—	(0.01)	(0.37)	—	11.42	26,790	7.91	0.89	0.89	3.59	99
R Shares
Period Ended September 30, 2014^	10.66	0.08	(d)	0.14	0.22	(0.09)	—	—	(0.09)	—	10.79	3,818	2.08	0.86	0.86	1.57	92
Year Ended March 31, 2014	11.17	0.14	(d)	(0.24)	(0.10)	(0.17)	—	(0.24)	(0.41)	—	10.66	4,115	(0.80)	0.85	0.85	1.29	208
Year Ended March 31, 2013	11.10	0.10	(d)	0.24	0.34	(0.14)	—	(0.13)	(0.27)	—	11.17	5,135	3.15	0.84	0.84	0.87	151
Year Ended March 31, 2012	11.01	0.18	(d)	0.78	0.96	(0.19)	—	(0.68)	(0.87)	—	11.10	5,952	8.83	1.16	1.16	1.55	211
Year Ended March 31, 2011	11.42	0.31	(d)	0.08	0.39	(0.18)	(0.10)	(0.52)	(0.80)	—	11.01	6,648	3.41	1.20	1.20	2.71	119	(e)
Year Ended March 31, 2010	10.93	0.37		0.45	0.82	(0.32)	—	(0.01)	(0.33)	—	11.42	9,616	7.54	1.23	1.23	3.23	99

Corporate Bond Fund
I Shares
Period Ended September 30, 2014^	8.80	0.13	(d)	0.10	0.23	(0.13)	—	—	(0.13)	—	8.90	22,812	2.63	0.67	0.73	2.94	48
Year Ended March 31, 2014	9.30	0.28	(d)	(0.21)	0.07	(0.28)	—	(0.29)	(0.57)	—	8.80	28,017	0.91	0.63	0.64	3.18	143
Year Ended March 31, 2013	9.35	0.32	(d)	0.30	0.62	(0.32)	—	(0.35)	(0.67)	—	9.30	51,828	6.71	0.60	0.61	3.36	58
Year Ended March 31, 2012	9.59	0.39	(d)	0.46	0.85	(0.39)	—	(0.70)	(1.09)	—	9.35	57,203	9.10	0.61	0.61	3.98	88
Year Ended March 31, 2011	9.63	0.45	(d)	0.20	0.65	(0.45)	—	(0.24)	(0.69)	—	9.59	63,132	6.92	0.52	0.52	4.56	45	(e)
Year Ended March 31, 2010	8.53	0.46		1.09	1.55	(0.45)	—	—	(0.45)	—	9.63	157,739	18.49	0.50	0.50	4.86	75
A Shares
Period Ended September 30, 2014^	8.84	0.12	(d)	0.10	0.22	(0.12)	—	—	(0.12)	—	8.94	810	2.49	0.95	1.02	2.67	48
Year Ended March 31, 2014	9.35	0.25	(d)	(0.21)	0.04	(0.26)	—	(0.29)	(0.55)	—	8.84	783	0.52	0.92	0.93	2.76	143
Year Ended March 31, 2013	9.40	0.29	(d)	0.30	0.59	(0.29)	—	(0.35)	(0.64)	—	9.35	4,020	6.39	0.88	0.88	3.06	58
Year Ended March 31, 2012	9.64	0.36	(d)	0.46	0.82	(0.36)	—	(0.70)	(1.06)	—	9.40	4,325	8.78	0.88	0.88	3.68	88
Year Ended March 31, 2011	9.67	0.42	(d)	0.21	0.63	(0.42)	—	(0.24)	(0.66)	—	9.64	2,198	6.67	0.83	0.83	4.25	45	(e)
Year Ended March 31, 2010	8.57	0.43		1.10	1.53	(0.43)	—	—	(0.43)	—	9.67	4,524	18.05	0.80	0.80	4.52	75

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
C Shares
Period Ended September 30, 2014^	$8.80	$0.09	(d)	$0.09	$0.18	$(0.09)	$—	$—	$(0.09)	$—	$8.89	$9,759	2.02%	1.65%	1.71%	1.96%	48%
Year Ended March 31, 2014	9.30	0.19	(d)	(0.21)	(0.02)	(0.19)	—	(0.29)	(0.48)	—	8.80	10,385	(0.07)	1.62	1.63	2.18	143
Year Ended March 31, 2013	9.35	0.23	(d)	0.30	0.53	(0.23)	—	(0.35)	(0.58)	—	9.30	15,558	5.67	1.57	1.58	2.39	58
Year Ended March 31, 2012	9.59	0.29	(d)	0.46	0.75	(0.29)	—	(0.70)	(0.99)	—	9.35	18,317	8.05	1.58	1.58	3.00	88
Year Ended March 31, 2011	9.63	0.36	(d)	0.20	0.56	(0.36)	—	(0.24)	(0.60)	—	9.59	16,193	5.87	1.50	1.50	3.64	45	(e)
Year Ended March 31, 2010	8.53	0.36		1.10	1.46	(0.36)	—	—	(0.36)	—	9.63	18,885	17.32	1.50	1.50	3.89	75

Georgia Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2014^	10.42	0.15	(d)	0.32	0.47	(0.15)	—	—	(0.15)	—	10.74	123,823	4.49	0.62	0.62	2.73	21
Year Ended March 31, 2014	10.78	0.31	(d)	(0.36)	(0.05)	(0.31)	—	—	(0.31)	—	10.42	120,835	(0.37)	0.57	0.57	3.01	67
Year Ended March 31, 2013	10.55	0.34	(d)	0.23	0.57	(0.34)	—	—	(0.34)	—	10.78	148,153	5.44	0.59	0.59	3.15	50
Year Ended March 31, 2012	9.73	0.36	(d)	0.82	1.18	(0.36)	—	—	(0.36)	—	10.55	145,803	12.33	0.62	0.62	3.55	57
Year Ended March 31, 2011	10.23	0.39	(d)	(0.50)	(0.11)	(0.39)	—	—	(0.39)	—	9.73	159,996	(1.19)	0.61	0.61	3.81	44
Year Ended March 31, 2010	9.81	0.39		0.42	0.81	(0.39)	—	—	(0.39)	—	10.23	205,856	8.32	0.60	0.60	3.80	45
A Shares
Period Ended September 30, 2014^	10.44	0.14	(d)	0.32	0.46	(0.14)	—	—	(0.14)	—	10.76	3,665	4.42	0.73	0.73	2.62	21
Year Ended March 31, 2014	10.80	0.30	(d)	(0.36)	(0.06)	(0.30)	—	—	(0.30)	—	10.44	4,139	(0.52)	0.72	0.72	2.87	67
Year Ended March 31, 2013	10.57	0.32	(d)	0.23	0.55	(0.32)	—	—	(0.32)	—	10.80	4,566	5.27	0.74	0.74	2.99	50
Year Ended March 31, 2012	9.75	0.35	(d)	0.82	1.17	(0.35)	—	—	(0.35)	—	10.57	4,280	12.14	0.77	0.77	3.39	57
Year Ended March 31, 2011	10.24	0.37	(d)	(0.49)	(0.12)	(0.37)	—	—	(0.37)	—	9.75	5,557	(1.24)	0.76	0.76	3.64	44
Year Ended March 31, 2010	9.83	0.36		0.42	0.78	(0.37)	—	—	(0.37)	—	10.24	10,184	8.03	0.75	0.75	3.56	45

High Grade Municipal Bond Fund
I Shares
Period Ended September 30, 2014^	11.86	0.16	(d)	0.41	0.57	(0.16)	—	—	(0.16)	—	12.27	73,700	4.82	0.65	0.68	2.63	98
Year Ended March 31, 2014	12.10	0.34	(d)	(0.19)	0.15	(0.34)	—	(0.05)	(0.39)	—	11.86	47,737	1.40	0.65	0.68	2.90	227
Year Ended March 31, 2013	11.96	0.34	(d)	0.50	0.84	(0.34)	—	(0.36)	(0.70)	—	12.10	54,892	7.12	0.65	0.68	2.78	168
Year Ended March 31, 2012	10.92	0.38	(d)	1.07	1.45	(0.38)	—	(0.03)	(0.41)	—	11.96	42,963	13.43	0.64	0.66	3.29	218
Year Ended March 31, 2011	11.15	0.44	(d)	(0.23)	0.21	(0.44)	—	—	(0.44)	—	10.92	47,695	1.82	0.65	0.71	3.90	122
Year Ended March 31, 2010	10.49	0.42		0.66	1.08	(0.42)	—	—	(0.42)	—	11.15	55,203	10.43	0.64	0.66	3.83	123
A Shares
Period Ended September 30, 2014^	11.86	0.15	(d)	0.41	0.56	(0.15)	—	—	(0.15)	—	12.27	13,904	4.75	0.79	0.79	2.47	98
Year Ended March 31, 2014	12.11	0.32	(d)	(0.20)	0.12	(0.32)	—	(0.05)	(0.37)	—	11.86	8,967	1.16	0.80	0.82	2.75	227
Year Ended March 31, 2013	11.97	0.32	(d)	0.50	0.82	(0.32)	—	(0.36)	(0.68)	—	12.11	11,363	6.97	0.80	0.83	2.63	168
Year Ended March 31, 2012	10.92	0.36	(d)	1.08	1.44	(0.36)	—	(0.03)	(0.39)	—	11.97	8,155	13.36	0.79	0.81	3.15	218
Year Ended March 31, 2011	11.15	0.42	(d)	(0.23)	0.19	(0.42)	—	—	(0.42)	—	10.92	7,914	1.66	0.80	0.87	3.72	122
Year Ended March 31, 2010	10.49	0.40		0.66	1.06	(0.40)	—	—	(0.40)	—	11.15	5,605	10.26	0.79	0.81	3.66	123

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
High Income Fund
I Shares
Period Ended September 30, 2014^	$7.26	$0.20	(d)	$(0.17)	$0.03	$(0.20)	$—	$—	$(0.20)	$—	$7.09	$751,114	0.28%	0.77%	0.77%	5.51%	45%
Year Ended March 31, 2014	7.32	0.43	(d)	0.11	0.54	(0.44)	—	(0.16)	(0.60)	—	7.26	783,072	7.68	0.77	0.77	6.00	110
Year Ended March 31, 2013	6.89	0.45	(d)	0.43	0.88	(0.45)	—	—	(0.45)	—	7.32	784,870	13.17	0.74	0.75	6.33	118
Year Ended March 31, 2012	7.29	0.51	(d)	(0.32)	0.19	(0.52)	—	(0.07)	(0.59)	—	6.89	576,626	3.04	0.71	0.71	7.37	148
Year Ended March 31, 2011	6.77	0.50	(d)	0.54	1.04	(0.50)	—	(0.02)	(0.52)	—	7.29	394,690	15.83	0.70	0.70	7.10	259	(e)
Year Ended March 31, 2010	4.67	0.55		2.09	2.64	(0.54)	—	—	(0.54)	—	6.77	148,252	58.65	0.70	0.72	8.97	466
A Shares
Period Ended September 30, 2014^	7.27	0.19	(d)	(0.17)	0.02	(0.20)	—	—	(0.20)	—	7.09	67,323	0.18	0.96	0.96	5.24	45
Year Ended March 31, 2014	7.32	0.42	(d)	0.11	0.53	(0.42)	—	(0.16)	(0.58)	—	7.27	157,360	7.60 (f)	0.97	0.97	5.82	110
Year Ended March 31, 2013	6.90	0.43	(d)	0.42	0.85	(0.43)	—	—	(0.43)	—	7.32	119,006	12.72	0.99	0.99	6.09	118
Year Ended March 31, 2012	7.29	0.49	(d)	(0.31)	0.18	(0.50)	—	(0.07)	(0.57)	—	6.90	99,210	2.74	1.00	1.00	7.09	148
Year Ended March 31, 2011	6.78	0.47	(d)	0.54	1.01	(0.48)	—	(0.02)	(0.50)	—	7.29	70,552	15.47	1.00	1.00	6.62	259	(e)
Year Ended March 31, 2010	4.68	0.53		2.09	2.62	(0.52)	—	—	(0.52)	—	6.78	3,822	58.07	0.99	1.01	8.67	466
R Shares
Period Ended September 30, 2014^	7.27	0.19	(d)	(0.18)	0.01	(0.19)	—	—	(0.19)	—	7.09	21,315	0.07	1.19	1.19	5.10	45
Year Ended March 31, 2014	7.32	0.40	(d)	0.12	0.52	(0.41)	—	(0.16)	(0.57)	—	7.27	22,317	7.37	1.20	1.20	5.57	110
Year Ended March 31, 2013	6.89	0.41	(d)	0.43	0.84	(0.41)	—	—	(0.41)	—	7.32	23,956	12.61	1.23	1.23	5.85	118
Year Ended March 31, 2012	7.29	0.47	(d)	(0.33)	0.14	(0.47)	—	(0.07)	(0.54)	—	6.89	20,317	2.25	1.35	1.35	6.76	148
Year Ended March 31, 2011	6.78	0.45	(d)	0.53	0.98	(0.45)	—	(0.02)	(0.47)	—	7.29	15,671	15.07	1.40	1.40	6.54	259	(e)
Year Ended March 31, 2010	4.67	0.51		2.10	2.61	(0.50)	—	—	(0.50)	—	6.78	16,176	57.86	1.35	1.38	8.68	466
IS Shares(g)
Period Ended September 30, 2014^	7.22	0.07	(d)	(0.13)	(0.06)	(0.07)	—	—	(0.07)	—	7.09	5,666	(0.79)	0.64	0.64	6.15	45

Intermediate Bond Fund
I Shares
Period Ended September 30, 2014^	9.76	0.07	(d)	0.03	0.10	(0.07)	—	—	(0.07)	—	9.79	297,745	0.98	0.45	0.45	1.33	55
Year Ended March 31, 2014	10.31	0.13	(d)	(0.16)	(0.03)	(0.14)	—	(0.38)	(0.52)	—	9.76	356,689	(0.24)	0.39	0.39	1.31	149
Year Ended March 31, 2013	10.45	0.17	(d)	0.16	0.33	(0.17)	—	(0.30)	(0.47)	—	10.31	942,715	3.24	0.35	0.35	1.63	116
Year Ended March 31, 2012	10.35	0.22	(d)	0.45	0.67	(0.22)	—	(0.35)	(0.57)	—	10.45	1,194,207	6.45	0.35	0.35	2.04	139
Year Ended March 31, 2011	10.53	0.29	(d)	0.11	0.40	(0.25)	(0.03)	(0.30)	(0.58)	—	10.35	1,305,914	3.75	0.34	0.34	2.73	127	(e)
Year Ended March 31, 2010	10.27	0.34	(d)	0.27	0.61	(0.30)	—	(0.05)	(0.35)	—	10.53	1,559,191	6.08	0.31	0.31	3.24	122
A Shares
Period Ended September 30, 2014^	9.77	0.06	(d)	0.03	0.09	(0.06)	—	—	(0.06)	—	9.80	2,011	0.90	0.62	0.62	1.16	55
Year Ended March 31, 2014	10.31	0.11	(d)	(0.16)	(0.05)	(0.11)	—	(0.38)	(0.49)	—	9.77	3,671	(0.38)	0.65	0.65	1.07	149
Year Ended March 31, 2013	10.46	0.14	(d)	0.15	0.29	(0.14)	—	(0.30)	(0.44)	—	10.31	9,878	2.85	0.63	0.63	1.34	116
Year Ended March 31, 2012	10.35	0.19	(d)	0.46	0.65	(0.19)	—	(0.35)	(0.54)	—	10.46	11,320	6.26	0.62	0.62	1.75	139
Year Ended March 31, 2011	10.53	0.28	(d)	0.09	0.37	(0.22)	(0.03)	(0.30)	(0.55)	—	10.35	12,926	3.49	0.60	0.60	2.62	127	(e)
Year Ended March 31, 2010	10.27	0.31	(d)	0.28	0.59	(0.28)	—	(0.05)	(0.33)	—	10.53	11,916	5.83	0.55	0.55	2.96	122

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
R Shares
Period Ended September 30, 2014^	$9.76	$0.04	(d)	$0.04	$0.08	$(0.04)	$—	$—	$(0.04)	$—	$9.80	$19	0.79%	1.04%	1.04%	0.73%	55%
Year Ended March 31, 2014	10.30	0.07	(d)	(0.15)	(0.08)	(0.08)	—	(0.38)	(0.46)	—	9.76	18	(0.74)	0.99	0.99	0.74	149
Year Ended March 31, 2013	10.45	0.11	(d)	0.15	0.26	(0.11)	—	(0.30)	(0.41)	—	10.30	32	2.58	0.92	1.82	1.06	116
Year Ended March 31, 2012	10.35	0.14	(d)	0.45	0.59	(0.14)	—	(0.35)	(0.49)	—	10.45	749	5.72	1.04	1.04	1.36	139
Year Ended March 31, 2011	10.53	0.23	(d)	0.09	0.32	(0.17)	(0.03)	(0.30)	(0.50)	—	10.35	901	3.03	1.10	1.10	2.13	127	(e)
Period from April 1, 2007 through March 31, 2010	10.27	0.27	(d)	0.28	0.55	(0.24)	—	(0.05)	(0.29)	—	10.53	1,068	5.47	0.91	0.91	2.56	122

Investment Grade Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2014^	12.13	0.15	(d)	0.26	0.41	(0.15)	—	—	(0.15)	—	12.39	632,523	3.43	0.65	0.67	2.51	53
Year Ended March 31, 2014	12.45	0.28	(d)	(0.23)	0.05	(0.28)	—	(0.09)	(0.37)	—	12.13	643,828	0.48	0.64	0.64	2.29	104
Year Ended March 31, 2013	12.49	0.25	(d)	0.35	0.60	(0.25)	—	(0.39)	(0.64)	—	12.45	982,171	4.87	0.62	0.63	1.98	151
Year Ended March 31, 2012	11.65	0.29	(d)	0.93	1.22	(0.29)	—	(0.09)	(0.38)	—	12.49	950,629	10.62	0.61	0.61	2.38	199
Year Ended March 31, 2011	11.99	0.33	(d)	(0.06)	0.27	(0.33)	—	(0.28)	(0.61)	—	11.65	1,067,672	2.22	0.57	0.57	2.71	159
Year Ended March 31, 2010	11.60	0.37		0.56	0.93	(0.37)	—	(0.17)	(0.54)	—	11.99	1,037,972	8.15	0.55	0.56	3.08	169
A Shares
Period Ended September 30, 2014^	12.14	0.15	(d)	0.26	0.41	(0.15)	—	—	(0.15)	—	12.40	28,156	3.35	0.80	0.90	2.36	53
Year Ended March 31, 2014	12.47	0.26	(d)	(0.24)	0.02	(0.26)	—	(0.09)	(0.35)	—	12.14	30,100	0.23	0.80	0.90	2.13	104
Year Ended March 31, 2013	12.50	0.23	(d)	0.36	0.59	(0.23)	—	(0.39)	(0.62)	—	12.47	36,958	4.75	0.82	0.87	1.78	151
Year Ended March 31, 2012	11.66	0.26	(d)	0.93	1.19	(0.26)	—	(0.09)	(0.35)	—	12.50	37,840	10.33	0.87	0.87	2.12	199
Year Ended March 31, 2011	12.00	0.29	(d)	(0.06)	0.23	(0.29)	—	(0.28)	(0.57)	—	11.66	31,189	1.93	0.85	0.85	2.42	159
Year Ended March 31, 2010	11.61	0.34		0.56	0.90	(0.34)	—	(0.17)	(0.51)	—	12.00	24,344	7.82	0.84	0.85	2.74	169

Limited Duration Fund
I Shares
Period Ended September 30, 2014^	9.83	0.01	(d)	— (h)	0.01	(0.01)	—	—	(0.01)	—	9.83	6,651	0.09	0.33	0.41	0.21	26
Year Ended March 31, 2014	9.83	0.03	(d)	(0.01)	0.02	(0.02)	—	—	(0.02)	—	9.83	6,650	0.21	0.32	0.43	0.27	104
Year Ended March 31, 2013	9.76	0.05	(d)	0.06	0.11	(0.04)	—	—	(0.04)	—	9.83	9,357	1.08	0.30	0.33	0.50	56
Year Ended March 31, 2012	9.76	0.07	(d)	(0.01)	0.06	(0.06)	—	—	(0.06)	—	9.76	16,002	0.58	0.28	0.28	0.68	58
Year Ended March 31, 2011	9.71	0.10	(d)	0.03	0.13	(0.08)	—	—	(0.08)	—	9.76	21,883	1.37	0.22	0.22	1.11	74	(e)
Year Ended March 31, 2010	9.52	0.08		0.18	0.26	(0.07)	—	—	(0.07)	—	9.71	22,482	2.69	0.23	0.23	0.82	124

Limited-Term Federal Mortgage Securities Fund
I Shares
Period Ended September 30, 2014^	10.90	0.11	(d)	0.18	0.29	(0.13)	—	—	(0.13)	—	11.06	3,509	2.66	0.67	1.30	1.92	83
Year Ended March 31, 2014	11.16	0.12	(d)	(0.16)	(0.04)	(0.22)	—	—	(0.22)	—	10.90	3,692	(0.38)	0.66	1.10	1.08	236
Year Ended March 31, 2013	11.09	0.04	(d)	0.21	0.25	(0.18)	—	—	(0.18)	—	11.16	8,851	2.26	0.66	0.85	0.37	163
Year Ended March 31, 2012	10.59	0.12	(d)	0.62	0.74	(0.24)	—	—	(0.24)	—	11.09	24,688	7.01	0.66	0.72	1.06	299
Year Ended March 31, 2011	10.38	0.19	(d)	0.30	0.49	(0.28)	—	—	(0.28)	—	10.59	30,522	4.73	0.65	0.80	1.77	443	(e)
Year Ended March 31, 2010	10.19	0.31		0.23	0.54	(0.35)	—	—	(0.35)	—	10.38	20,998	5.41	0.62	0.66	3.25	435

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2014^	$10.88	$0.09	(d)	$0.19	$0.28	$(0.12)	$—	$—	$(0.12)	$—	$11.04	$1,638	2.57%	0.87%	1.41%	1.72%	83%
Year Ended March 31, 2014	11.14	0.11	(d)	(0.18)	(0.07)	(0.19)	—	—	(0.19)	—	10.88	1,721	(0.58)	0.86	1.27	1.02	236
Year Ended March 31, 2013	11.07	0.02	(d)	0.21	0.23	(0.16)	—	—	(0.16)	—	11.14	2,271	2.06	0.86	1.05	0.15	163
Year Ended March 31, 2012	10.57	0.09	(d)	0.62	0.71	(0.21)	—	—	(0.21)	—	11.07	6,279	6.81	0.86	0.93	0.78	299
Year Ended March 31, 2011	10.36	0.17	(d)	0.30	0.47	(0.26)	—	—	(0.26)	—	10.57	2,924	4.53	0.85	1.01	1.63	443	(e)
Year Ended March 31, 2010	10.17	0.30		0.22	0.52	(0.33)	—	—	(0.33)	—	10.36	2,598	5.21	0.82	0.88	2.91	435
C Shares
Period Ended September 30, 2014^	10.90	0.05	(d)	0.19	0.24	(0.08)	—	—	(0.08)	—	11.06	4,374	2.16	1.66	2.19	0.94	83
Year Ended March 31, 2014	11.16	0.03	(d)	(0.18)	(0.15)	(0.11)	—	—	(0.11)	—	10.90	4,780	(1.36)	1.66	2.04	0.23	236
Year Ended March 31, 2013	11.09	(0.07	)(d)	0.21	0.14	(0.07)	—	—	(0.07)	—	11.16	6,039	1.25	1.66	1.84	(0.65)	163
Year Ended March 31, 2012	10.59	0.01	(d)	0.62	0.63	(0.13)	—	—	(0.13)	—	11.09	7,376	5.94	1.66	1.71	0.06	299
Year Ended March 31, 2011	10.38	0.09	(d)	0.29	0.38	(0.17)	—	—	(0.17)	—	10.59	7,375	3.69	1.66	1.82	0.82	443	(e)
Year Ended March 31, 2010	10.19	0.22		0.22	0.44	(0.25)	—	—	(0.25)	—	10.38	8,265	4.36	1.62	1.67	2.15	435

North Carolina Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2014^	10.06	0.13	(d)	0.28	0.41	(0.13)	—	—	(0.13)	—	10.34	35,456	4.06	0.65	0.67	2.46	20
Year Ended March 31, 2014	10.68	0.26	(d)	(0.31)	(0.05)	(0.27)	—	(0.30)	(0.57)	—	10.06	37,311	(0.38)	0.61	0.61	2.59	77
Year Ended March 31, 2013	10.47	0.30	(d)	0.21	0.51	(0.30)	—	—	(0.30)	—	10.68	50,991	4.88	0.62	0.62	2.79	79
Year Ended March 31, 2012	9.70	0.33	(d)	0.77	1.10	(0.33)	—	—	(0.33)	—	10.47	50,412	11.51	0.67	0.67	3.27	39
Year Ended March 31, 2011	10.07	0.36	(d)	(0.37)	(0.01)	(0.36)	—	—	(0.36)	—	9.70	51,372	(0.14)	0.64	0.64	3.61	49
Year Ended March 31, 2010	9.63	0.37		0.44	0.81	(0.37)	—	—	(0.37)	—	10.07	51,866	8.53	0.62	0.62	3.72	65
A Shares
Period Ended September 30, 2014^	10.04	0.12	(d)	0.27	0.39	(0.12)	—	—	(0.12)	—	10.31	775	3.89	0.78	0.78	2.34	20
Year Ended March 31, 2014	10.65	0.25	(d)	(0.31)	(0.06)	(0.25)	—	(0.30)	(0.55)	—	10.04	861	(0.45)	0.77	0.77	2.44	77
Year Ended March 31, 2013	10.45	0.28	(d)	0.20	0.48	(0.28)	—	—	(0.28)	—	10.65	910	4.63	0.77	0.77	2.60	79
Year Ended March 31, 2012	9.67	0.32	(d)	0.78	1.10	(0.32)	—	—	(0.32)	—	10.45	633	11.47	0.82	0.82	3.11	39
Year Ended March 31, 2011	10.04	0.35	(d)	(0.37)	(0.02)	(0.35)	—	—	(0.35)	—	9.67	693	(0.30)	0.79	0.79	3.47	49
Year Ended March 31, 2010	9.61	0.36		0.43	0.79	(0.36)	—	—	(0.36)	—	10.04	762	8.28	0.77	0.77	3.57	65

Seix Floating Rate High Income Fund
I Shares
Period Ended September 30, 2014^	9.06	0.19	(d)	(0.14)	0.05	(0.19)	—	—	(0.19)	—	8.92	7,088,115	0.54	0.61	0.61	4.17	15
Year Ended March 31, 2014	9.06	0.38	(d)	0.01	0.37	(0.37)	—	—	(0.37)	—	9.06	8,965,312	4.16	0.60	0.60	4.13	47
Year Ended March 31, 2013	8.83	0.46	(d)	0.20	0.66	(0.43)	—	—	(0.43)	—	9.06	5,780,847	7.67	0.60	0.60	5.13	70
Year Ended March 31, 2012	9.01	0.50	(d)	(0.22)	0.28	(0.46)	—	—	(0.46)	—	8.83	3,419,351	3.31	0.60	0.60	5.69	72
Year Ended March 31, 2011	8.80	0.59	(d)	0.15	0.74	(0.53)	—	—	(0.53)	—	9.01	3,078,972	8.64	0.51	0.51	6.62	98	(e)
Year Ended March 31, 2010	7.37	0.53		1.40	1.93	(0.50)	—	—	(0.50)	—	8.80	1,173,308	26.68	0.50	0.50	7.08	117

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2014^	$9.06	$0.18	(d)	$(0.14)	$0.04	$(0.18)	$—	$—	$(0.18)	$—	$8.92	$192,055	0.39%	0.91%	0.91%	3.88%	15%
Year Ended March 31, 2014	9.06	0.35	(d)	0.01	0.34	(0.34)	—	—	(0.34)	—	9.06	212,336	3.86	0.89	0.89	3.82	47
Year Ended March 31, 2013	8.83	0.43	(d)	0.21	0.64	(0.41)	—	—	(0.41)	—	9.06	99,040	7.39	0.85	0.85	4.85	70
Year Ended March 31, 2012	9.01	0.48	(d)	(0.22)	0.26	(0.44)	—	—	(0.44)	—	8.83	51,185	3.05	0.85	0.85	5.47	72
Year Ended March 31, 2011	8.80	0.55	(d)	0.16	0.71	(0.50)	—	—	(0.50)	—	9.01	69,159	8.29	0.84	0.84	6.22	98	(e)
Period Ended March 31, 2010	7.38	0.50		1.39	1.89	(0.47)	—	—	(0.47)	—	8.80	22,298	26.11	0.81	0.81	6.81	117
C Shares
Period Ended September 30, 2014^	9.07	0.15	(d)	(0.15)	—	(0.15)	—	—	(0.15)	—	8.92	78,659	(0.02)	1.51	1.51	3.28	15
Year Ended March 31, 2014	9.06	0.29	(d)	0.01	0.30	(0.29)	—	—	(0.29)	—	9.07	83,149	3.33	1.51	1.51	3.21	47
Year Ended March 31, 2013	8.83	0.38	(d)	0.20	0.58	(0.35)	—	—	(0.35)	—	9.06	40,493	6.69	1.51	1.51	4.22	70
Year Ended March 31, 2012	9.02	0.42	(d)	(0.23)	0.19	(0.38)	—	—	(0.38)	—	8.83	30,132	2.26	1.52	1.52	4.77	72
Period Ended March 31, 2011	8.81	0.50	(d)	0.15	0.65	(0.44)	—	—	(0.44)	—	9.02	22,234	7.57	1.50	1.50	5.65	98	(e)
Year Ended March 31, 2010	7.37	0.45		1.41	1.86	(0.42)	—	—	(0.42)	—	8.81	7,402	25.59	1.49	1.49	6.35	117

Seix High Yield Fund
I Shares
Period Ended September 30, 2014^	9.95	0.28	(d)	(0.21)	0.07	(0.28)	—	—	(0.28)	—	9.74	798,597	0.72	0.61	0.61	5.63	34
Year Ended March 31, 2014	10.26	0.58	(d)	0.06	0.64	(0.59)	—	(0.36)	(0.95)	—	9.95	1,211,146	6.65	0.55	0.55	5.79	89
Year Ended March 31, 2013	9.69	0.64	(d)	0.56	1.20	(0.63)	—	—	(0.63)	—	10.26	1,792,768	12.80	0.54	0.54	6.41	79
Year Ended March 31, 2012	10.07	0.70	(d)	(0.38)	0.32	(0.70)	—	—	(0.70)	—	9.69	2,123,625	3.44	0.54	0.54	7.27	83
Year Ended March 31, 2011	9.46	0.77	(d)	0.61	1.38	(0.77)	—	—	(0.77)	—	10.07	1,724,652	15.24	0.51	0.51	7.96	108	(e)
Year Ended March 31, 2010	7.75	0.77		1.70	2.47	(0.76)	—	—	(0.76)	—	9.46	1,723,678	32.91	0.48	0.49	8.54	116
A Shares
Period Ended September 30, 2014^	9.72	0.26	(d)	(0.20)	0.06	(0.26)	—	—	(0.26)	—	9.52	8,073	0.64	0.87	0.87	5.29	34
Year Ended March 31, 2014	10.03	0.55	(d)	0.05	0.60	(0.55)	—	(0.36)	(0.91)	—	9.72	69,921	6.39	0.81	0.81	5.57	89
Year Ended March 31, 2013	9.47	0.59	(d)	0.56	1.15	(0.59)	—	—	(0.59)	—	10.03	72,703	12.56	0.79	0.79	6.09	79
Year Ended March 31, 2012	9.84	0.65	(d)	(0.36)	0.29	(0.66)	—	—	(0.66)	—	9.47	38,016	3.21	0.78	0.78	6.91	83
Year Ended March 31, 2011	9.25	0.73	(d)	0.60	1.33	(0.74)	—	—	(0.74)	—	9.84	35,238	14.99	0.77	0.77	7.74	108	(e)
Year Ended March 31, 2010	7.58	0.74		1.67	2.41	(0.74)	—	—	(0.74)	—	9.25	28,378	32.81	0.75	0.75	8.51	116
R Shares
Period Ended September 30, 2014^	9.94	0.26	(d)	(0.21)	0.05	(0.26)	—	—	(0.26)	—	9.73	1,049	0.48	1.08	1.08	5.17	34
Year Ended March 31, 2014	10.26	0.53	(d)	0.05	0.58	(0.54)	—	(0.36)	(0.90)	—	9.94	1,237	6.04	1.04	1.04	5.31	89
Year Ended March 31, 2013	9.68	0.59	(d)	0.57	1.16	(0.58)	—	—	(0.58)	—	10.26	2,385	12.36	1.03	1.03	5.92	79
Year Ended March 31, 2012	10.07	0.65	(d)	(0.40)	0.25	(0.64)	—	—	(0.64)	—	9.68	2,427	2.69	1.18	1.18	6.68	83
Year Ended March 31, 2011	9.45	0.71	(d)	0.62	1.33	(0.71)	—	—	(0.71)	—	10.07	3,341	14.61	1.20	1.20	7.43	108	(e)
Year Ended March 31, 2010	7.75	0.71		1.69	2.40	(0.70)	—	—	(0.70)	—	9.45	6,347	31.92	1.14	1.14	7.92	116

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Short-Term Bond Fund
I Shares
Period Ended September 30, 2014^	$9.95	$0.04	(d)	$(0.02)	$0.02	$(0.04)	$—	$—	$(0.04)	$—	$9.93	$27,768	0.20%	0.60%	0.66%	0.74%	87%
Year Ended March 31, 2014	10.00	0.12	(d)	(0.05)	0.07	(0.12)	—	—	(0.12)	—	9.95	38,400	0.75	0.58	0.58	1.22	79
Year Ended March 31, 2013	9.99	0.15	(d)	0.01	0.16	(0.15)	—	—	(0.15)	—	10.00	78,383	1.65	0.48	0.48	1.51	128
Year Ended March 31, 2012	9.95	0.20	(d)	0.06	0.26	(0.22)	—	—	(0.22)	—	9.99	310,854	2.60	0.48	0.48	2.00	86
Year Ended March 31, 2011	9.94	0.21	(d)	0.02	0.23	(0.22)	—	—	(0.22)	—	9.95	350,162	2.28	0.48	0.48	2.12	150	(e)
Year Ended March 31, 2010	9.40	0.30		0.53	0.83	(0.29)	—	—	(0.29)	—	9.94	489,413	8.91	0.46	0.46	3.00	122
A Shares
Period Ended September 30, 2014^	9.98	0.03	(d)	(0.02)	0.01	(0.03)	—	—	(0.03)	—	9.96	2,396	0.10	0.80	0.85	0.54	87
Year Ended March 31, 2014	10.03	0.10	(d)	(0.05)	0.05	(0.10)	—	—	(0.10)	—	9.98	2,748	0.54	0.78	0.80	1.00	79
Year Ended March 31, 2013	10.02	0.13	(d)	0.01	0.14	(0.13)	—	—	(0.13)	—	10.03	2,069	1.40	0.73	0.74	1.27	128
Year Ended March 31, 2012	9.98	0.17	(d)	0.06	0.23	(0.19)	—	—	(0.19)	—	10.02	2,478	2.32	0.76	0.76	1.75	86
Year Ended March 31, 2011	9.96	0.19	(d)	0.03	0.22	(0.20)	—	—	(0.20)	—	9.98	2,642	2.18	0.67	0.67	1.94	150	(e)
Year Ended March 31, 2010	9.42	0.28		0.53	0.81	(0.27)	—	—	(0.27)	—	9.96	3,389	8.65	0.68	0.68	2.78	122
C Shares
Period Ended September 30, 2014^	9.97	—	(d)(h)	(0.02)	(0.02)	— (h)	—	—	—	—	9.95	1,899	(0.20)	1.38	1.61	(0.05)	87
Year Ended March 31, 2014	10.02	0.02	(d)	(0.04)	(0.02)	(0.03)	—	—	(0.03)	—	9.97	1,899	(0.24)	1.56	1.56	0.23	79
Year Ended March 31, 2013	10.01	0.05	(d)	0.01	0.06	(0.05)	—	—	(0.05)	—	10.02	2,425	0.65	1.48	1.48	0.52	128
Year Ended March 31, 2012	9.98	0.10	(d)	0.05	0.15	(0.12)	—	—	(0.12)	—	10.01	3,009	1.48	1.48	1.48	1.01	86
Year Ended March 31, 2011	9.96	0.11	(d)	0.03	0.14	(0.12)	—	—	(0.12)	—	9.98	2,685	1.36	1.47	1.47	1.12	150	(e)
Year Ended March 31, 2010	9.42	0.20		0.53	0.73	(0.19)	—	—	(0.19)	—	9.96	2,754	7.81	1.46	1.46	2.03	122

Short-Term Municipal Bond Fund
I Shares
Period Ended September 30, 2014^	9.99	0.02	(d)	0.06	0.08	(0.02)	—	—	(0.02)	—	10.05	36,106	0.77	0.55	0.61	0.34	57
Year Ended March 31, 2014	10.01	0.02	(d)	0.01	0.03	(0.02)	—	(0.03)	(0.05)	—	9.99	30,852	0.37	0.54	0.71	0.21	260
Year Ended March 31, 2013	10.73	0.05	(d)	0.27	0.32	(0.06)	—	(0.98)	(1.04)	—	10.01	11,121	3.01	0.58	0.91	0.52	199
Year Ended March 31, 2012	10.16	0.32	(d)	0.70	1.02	(0.31)	—	(0.14)	(0.45)	—	10.73	5,956	10.16	0.67	0.77	3.00	27
Year Ended March 31, 2011	10.48	0.35	(d)	(0.29)	0.06	(0.35)	—	(0.03)	(0.38)	—	10.16	21,302	0.53	0.68	0.68	3.32	33
Year Ended March 31, 2010	10.04	0.37		0.44	0.81	(0.37)	—	—	(0.37)	—	10.48	24,332	8.18	0.65	0.65	3.58	35
A Shares
Period Ended September 30, 2014^	9.99	0.01	(d)	0.05	0.06	(0.01)	—	—	(0.01)	—	10.04	4,812	0.59	0.70	0.74	0.19	57
Year Ended March 31, 2014	10.01	0.01	(d)	0.01	0.02	(0.01)	—	(0.03)	(0.04)	—	9.99	5,900	0.25	0.65	0.82	0.10	260
Period Ended March 31, 2013	10.73	0.04	(d)	0.26	0.30	(0.04)	—	(0.98)	(1.02)	—	10.01	3,694	2.86	0.73	1.04	0.39	199
Period Ended March 31, 2012	10.16	0.29	(d)	0.71	1.00	(0.29)	—	(0.14)	(0.43)	—	10.73	3,445	10.00	0.82	0.97	2.77	27
Year Ended March 31, 2011	10.48	0.33	(d)	(0.29)	0.04	(0.33)	—	(0.03)	(0.36)	—	10.16	4,081	0.38	0.83	0.83	3.18	33
Year Ended March 31, 2010#	10.29	0.24		0.19	0.43	(0.24)	—	—	(0.24)	—	10.48	5,200	4.18	0.81	0.81	3.38	35

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)		Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Total Return Bond Fund
I Shares
Period Ended September 30, 2014^	$10.43	$0.12	(d)	$0.12	$0.24	$(0.13)	$—	$—	$(0.13)	—	$10.54	$843,959	2.30%		0.43%	0.43%	2.31%	92%
Year Ended March 31, 2014	10.79	0.22	(d)	(0.26)	(0.04)	(0.22)	—	(0.10)	(0.32)	—	10.43	1,022,101	(0.31)		0.41	0.41	2.12	217
Year Ended March 31, 2013	10.77	0.18	(d)	0.25	0.43	(0.21)	—	(0.20)	(0.41)	—	10.79	1,204,228	4.01		0.39	0.40	1.69	139
Year Ended March 31, 2012	10.40	0.25	(d)	0.73	0.98	(0.36)	—	(0.25)	(0.61)	—	10.77	996,213	9.62		0.37	0.37	2.30	170
Year Ended March 31, 2011	10.60	0.33	(d)	0.22	0.55	(0.27)	(0.08)	(0.40)	(0.75)	—	10.40	684,952	5.20		0.33	0.33	3.05	251	(e)
Year Ended March 31, 2010	10.26	0.40		0.43	0.83	(0.36)	—	(0.13)	(0.49)	—	10.60	724,588	8.17		0.31	0.31	3.72	326
A Shares
Period Ended September 30, 2014^	10.77	0.11	(d)	0.13	0.24	(0.12)	—	—	(0.12)	—	10.89	38,642	2.21		0.71	0.71	2.02	92
Year Ended March 31, 2014	11.15	0.20	(d)	(0.28)	(0.08)	(0.20)	—	(0.10)	(0.30)	—	10.77	41,134	(0.70)		0.70	0.70	1.82	217
Year Ended March 31, 2013	11.12	0.16	(d)	0.25	0.41	(0.18)	—	(0.20)	(0.38)	—	11.15	50,279	3.76		0.66	0.68	1.42	139
Year Ended March 31, 2012	10.73	0.22	(d)	0.76	0.98	(0.34)	—	(0.25)	(0.59)	—	11.12	44,359	9.31		0.65	0.65	1.95	170
Year Ended March 31, 2011	10.92	0.33	(d)	0.21	0.54	(0.25)	(0.08)	(0.40)	(0.73)	—	10.73	17,589	4.93		0.58	0.58	2.94	251	(e)
Year Ended March 31, 2010	10.57	0.38		0.43	0.81	(0.33)	—	(0.13)	(0.46)	—	10.92	8,540	7.75		0.55	0.55	3.14	326
R Shares
Period Ended September 30, 2014^	10.43	0.09	(d)	0.12	0.21	(0.10)	—	—	(0.10)	—	10.54	69,204	1.98		1.05	1.07	1.68	92
Year Ended March 31, 2014	10.80	0.16	(d)	(0.27)	(0.11)	(0.16)	—	(0.10)	(0.26)	—	10.43	72,556	(1.02	)(f)	1.03	1.07	1.52	217
Year Ended March 31, 2013	10.78	0.12	(d)	0.25	0.37	(0.15)	—	(0.20)	(0.35)	—	10.80	72,697	3.34		0.96	1.05	1.11	139
Year Ended March 31, 2012	10.40	0.18	(d)	0.76	0.94	(0.31)	—	(0.25)	(0.56)	—	10.78	20,315	9.15		0.90	0.90	1.63	170
Year Ended March 31, 2011	10.60	0.30	(d)	0.19	0.49	(0.21)	(0.08)	(0.40)	(0.69)	—	10.40	2,825	4.63		0.89	0.89	2.74	251	(e)
Year Ended March 31, 2010	10.26	0.35		0.42	0.77	(0.30)	—	(0.13)	(0.43)	—	10.60	710	7.61		0.82	0.82	3.11	326
IS Shares(g)
Period Ended September 30, 2014^	10.56	0.04	(d)	(0.02)	0.02	(0.04)	—	—	(0.04)	—	10.54	71,913	0.20		0.33	0.33	2.26	92

Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2014^	9.98	0.03	(d)	(0.01)	0.02	(0.03)	—	—	(0.03)	—	9.97	145,818	0.25		0.37	0.37	0.60	26
Year Ended March 31, 2014	9.98	0.07	(d)	0.01	0.08	(0.08)	—	—	(0.08)	—	9.98	122,053	0.76		0.35	0.35	0.65	134
Year Ended March 31, 2013	9.95	0.10	(d)	0.04	0.14	(0.11)	—	—	(0.11)	—	9.98	109,224	1.39		0.33	0.33	0.98	127
Year Ended March 31, 2012	9.93	0.10	(d)	0.03	0.13	(0.11)	—	—	(0.11)	—	9.95	112,617	1.34		0.34	0.34	0.99	97
Year Ended March 31, 2011	9.91	0.13	(d)	0.04	0.17	(0.15)	—	—	(0.15)	—	9.93	115,795	1.76		0.32	0.32	1.31	229
Year Ended March 31, 2010	9.52	0.25		0.39	0.64	(0.25)	—	—	(0.25)	—	9.91	92,528	6.82		0.34	0.37	2.51	130

U.S. Government Securities Fund
I Shares
Period Ended September 30, 2014^	8.20	0.03	(d)	0.07	0.10	(0.03)	—	—	(0.03)	—	8.27	17,141	1.22		0.75	0.96	0.73	27
Year Ended March 31, 2014	8.43	0.04	(d)	(0.21)	(0.17)	(0.04)	—	(0.03)	(0.07)	0.01	8.20	21,192	(1.86	)(i)	0.74	0.87	0.46	96
Year Ended March 31, 2013	8.69	0.04	(d)	0.15	0.19	(0.04)	—	(0.41)	(0.45)	—	8.43	35,866	2.19		0.75	0.81	0.47	75
Year Ended March 31, 2012	8.63	0.11	(d)	0.61	0.72	(0.11)	—	(0.55)	(0.66)	—	8.69	40,754	8.27		0.73	0.73	1.18	94
Year Ended March 31, 2011	8.76	0.18	(d)	0.22	0.40	(0.18)	—	(0.35)	(0.53)	—	8.63	48,580	4.50		0.62	0.62	2.02	92
Year Ended March 31, 2010	11.11	0.26		(0.37)	(0.11)	(0.27)	—	(1.97)	(2.24)	—	8.76	71,910	(1.07)		0.58	0.58	2.35	85

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)		Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)		Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2014^	$8.19	$0.02	(d)	$0.08	$0.10	$(0.02)	$—	$—	$(0.02)	$—	$8.27	$598	1.25%		0.95%	1.14%	0.54%		27%
Year Ended March 31, 2014	8.43	0.02	(d)	(0.22)	(0.20)	(0.02)	—	(0.03)	(0.05)	0.01	8.19	867	(2.19	)(i)	0.95	1.07	0.25		96
Year Ended March 31, 2013	8.69	0.02	(d)	0.15	0.17	(0.02)	—	(0.41)	(0.43)	—	8.43	1,665	1.97		0.97	1.02	0.24		75
Year Ended March 31, 2012	8.63	0.08	(d)	0.61	0.69	(0.08)	—	(0.55)	(0.63)	—	8.69	1,797	7.98		1.00	1.00	0.90		94
Year Ended March 31, 2011	8.76	0.15	(d)	0.22	0.37	(0.15)	—	(0.35)	(0.50)	—	8.63	2,089	4.18		0.93	0.93	1.71		92
Year Ended March 31, 2010	11.11	0.21		(0.35)	(0.14)	(0.24)	—	(1.97)	(2.21)	—	8.76	2,314	(1.38)		0.89	0.89	1.98		85
C Shares
Period Ended September 30, 2014^	8.19	—	(d)	0.08	0.08	—	—	—	—	—	8.27	1,448	0.98		1.49	1.84	—		27
Year Ended March 31, 2014	8.43	—	(d)	(0.22)	(0.22)	—	—	(0.03)	(0.03)	0.01	8.19	1,443	(2.45	)(i)	1.21	1.76	—	(h)	96
Year Ended March 31, 2013	8.69	—	(d)	0.15	0.15	—	—	(0.41)	(0.41)	—	8.43	1,923	1.72		1.22	1.70	—		75
Year Ended March 31, 2012	8.63	0.03	(d)	0.61	0.64	(0.03)	—	(0.55)	(0.58)	—	8.69	2,401	7.32		1.61	1.67	0.28		94
Year Ended March 31, 2011	8.76	0.09	(d)	0.22	0.31	(0.09)	—	(0.35)	(0.44)	—	8.63	2,471	3.46		1.62	1.62	1.02		92
Year Ended March 31, 2010	11.11	0.14		(0.35)	(0.21)	(0.17)	—	(1.97)	(2.14)	—	8.76	3,038	(2.05)		1.58	1.58	1.28		85

U.S. Government Securities Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2014^	10.12	0.02	(d)	0.03	0.05	(0.03)	—	—	(0.03)	—	10.14	1,747,721	0.54		0.39	0.39	0.48		13
Year Ended March 31, 2014	10.17	0.03	(d)	(0.02)	0.01	(0.06)	—	—	(0.06)	—	10.12	1,993,215	0.13		0.38	0.38	0.31		36
Year Ended March 31, 2013	10.14	0.03	(d)	0.08	0.11	(0.08)	—	—	(0.08)	—	10.17	2,331,913	1.10		0.36	0.36	0.29		137
Year Ended March 31, 2012	10.07	0.06	(d)	0.12	0.18	(0.11)	—	—	(0.11)	—	10.14	2,033,765	1.76		0.36	0.36	0.55		70
Year Ended March 31, 2011	10.07	0.07	(d)	0.09	0.16	(0.16)	—	—	(0.16)	—	10.07	1,648,792	1.61		0.33	0.33	0.73		126	(e)
Year Ended March 31, 2010	10.03	0.30		0.06	0.36	(0.32)	—	—	(0.32)	—	10.07	1,340,992	3.62		0.29	0.29	2.15		119

Virginia Intermediate Municipal Bond Fund
I Shares
Period Ended September 30, 2014^	10.12	0.13	(d)	0.15	0.28	(0.13)	—	—	(0.13)	—	10.27	117,326	2.75		0.63	0.63	2.49		19
Year Ended March 31, 2014	10.54	0.29	(d)	(0.32)	(0.03)	(0.29)	—	(0.10)	(0.39)	—	10.12	120,600	(0.20)		0.58	0.58	2.83		65
Year Ended March 31, 2013	10.63	0.31	(d)	0.08	0.39	(0.31)	—	(0.17)	(0.48)	—	10.54	144,889	3.70		0.59	0.59	2.93		33
Year Ended March 31, 2012	10.21	0.33	(d)	0.53	0.86	(0.33)	—	(0.11)	(0.44)	—	10.63	147,599	8.55		0.63	0.63	3.12		23
Year Ended March 31, 2011	10.39	0.34	(d)	(0.11)	0.23	(0.34)	—	(0.07)	(0.41)	—	10.21	165,536	2.15		0.62	0.62	3.23		17
Year Ended March 31, 2010	10.22	0.37		0.19	0.56	(0.37)	—	(0.02)	(0.39)	—	10.39	191,537	5.58		0.61	0.61	3.56		33
A Shares
Period Ended September 30, 2014^	10.11	0.12	(d)	0.16	0.28	(0.12)	—	—	(0.12)	—	10.27	5,943	2.80		0.74	0.74	2.39		19
Year Ended March 31, 2014	10.53	0.27	(d)	(0.32)	(0.05)	(0.27)	—	(0.10)	(0.37)	—	10.11	7,668	(0.35)		0.73	0.73	2.67		65
Year Ended March 31, 2013	10.63	0.30	(d)	0.07	0.37	(0.30)	—	(0.17)	(0.47)	—	10.53	10,996	3.45		0.74	0.74	2.78		33
Year Ended March 31, 2012	10.21	0.31	(d)	0.53	0.84	(0.31)	—	(0.11)	(0.42)	—	10.63	12,509	8.38		0.78	0.78	2.97		23
Year Ended March 31, 2011	10.39	0.32	(d)	(0.11)	0.21	(0.32)	—	(0.07)	(0.39)	—	10.21	12,471	2.00		0.77	0.77	3.09		17
Year Ended March 31, 2010	10.22	0.35		0.20	0.55	(0.36)	—	(0.02)	(0.38)	—	10.39	14,236	5.44		0.75	0.75	3.35		33

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

^	Unaudited.

#	Prior to August 1, 2009, there were no assets in Class A during the current period. Effective at the close of business July 31, 2009, Class A received assets from the conversion from Class C. The net asset value shown for the beginning of the period reflects the initial converted net asset value from Class C and the amounts shown thereafter reflect operations for Class A from August 1, 2009 through March 31, 2010.

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Per share data calculated using average shares outstanding method.

(e)	The amount previously reported has been adjusted to exclude an overstatement of mortgage-backed transactions and/or other corporate actions.

(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.

(g)	IS Shares commenced operations on August 1, 2014.

(h)	Rounds to less than $0.005 per share or 0.005%.

(i)	Total return includes payment by Affiliates (see Note 3). Excluding this payment, total return would have been (1.98)% for Class I, (2.31)% for Class A and (2.57)% for Class C.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), which are each a diversified series of the Trust.

The Limited Duration Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund offer I Shares only. The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Municipal Bond Fund and Virginia Intermediate Bond Fund offer I Shares and A Shares. The Core Bond Fund, Intermediate Bond Fund and Seix High Yield Fund offer I Shares, A Shares and R Shares. High Income Fund and Total Return Bond Fund offer I Shares, A Shares, R Shares and IS Shares. The remaining Funds offer I Shares, A Shares and C Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term Municipal Bond Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. The A Shares of the Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term Municipal Bond have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.50%, if redeemed within two years of purchase. The deferred sale charges may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I, R or IS Shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Debt securities are valued at the last quoted bid price provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”) that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds and money market funds are valued at their net asset value (“NAV”) daily and are classified as Level 1 prices.

•	Level 2 — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2 in the fair value hierarchy. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2014:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Core Bond Fund
Assets
Asset-Backed Securities[1]	$—	$8,250,101	$—		$8,250,101
Collateralized Mortgage Obligations[1]	—	14,563,918	—		14,563,918
Corporate Bonds[1]	—	46,400,119	—		46,400,119
Municipal Bond[2]	—	967,698	—		967,698
U.S. Government Agency Mortgages[1]	—	51,579,987	—		51,579,987
U.S. Treasury Obligations[1]	—	76,866,212	—		76,866,212
Foreign Government Bonds[1]	—	2,134,924	—		2,134,924
Short-Term Investment	—	953,160	—		953,160
Money Market Fund	3,568,037	—	—		3,568,037

Total Investments	3,568,037	201,716,119	—		205,284,156

Corporate Bond Fund
Assets
Corporate Bonds[1]	—	32,223,325	—		32,223,325
Short-Term Investment	—	1,164,430	—		1,164,430
Money Market Fund	491,273	—	—		491,273

Total Investments	491,273	33,387,755	—		33,879,028

Other Financial Instruments[3]
Liabilities
Credit Default Swap Contracts Credit Risk	—	(2,024)	—		(2,024)

Total Liabilities	—	(2,024)	—		(2,024)

Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	123,362,302	—		123,362,302
Money Market Fund	5,594,509	—	—		5,594,509

Total Investments	5,594,509	123,362,302	—		128,956,811

High Grade Municipal Bond Fund
Assets
Municipal Bonds[2]	—	83,756,765	—		83,756,765
Money Market Fund	8,383,195	—	—		8,383,195

Total Investments	8,383,195	83,756,765	—		92,139,960

High Income Fund
Assets
Bank Loans[1]	—	46,048,809	—		46,048,809
Corporate Bonds[1]	—	725,113,395	0	[4]	725,113,395
Convertible Corporate Bond[1]	—	2,226,778	—		2,226,778
Municipal Bonds[2]	—	8,683,211	—		8,683,211
Preferred Stock[1]	3,222,737	—	—		3,222,737
Common Stocks[1]	7,309,852	476,766	—		7,786,618
Short-Term Investment	—	104,241,220	—		104,241,220
Money Market Fund	5,950,030	—	—		5,950,030

Total Investments	16,482,619	886,790,179	0	[4]	903,272,798

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Other Financial Instruments[3]
Credit Default Swap Contracts Credit Risk	$—	$1,317,868	$—		$1,317,868

Total Assets	16,482,619	888,108,047	—		904,590,666

Intermediate Bond Fund
Assets
Asset-Backed Security[1]	—	2,920,701	—		2,920,701
Collateralized Mortgage Obligations[1]	—	4,827,973	—		4,827,973
Corporate Bonds[1]	—	84,318,017	—		84,318,017
Municipal Bond[2]	—	2,616,462	—		2,616,462
U.S. Treasury Obligations[1]	—	198,471,746	—		198,471,746
Foreign Government Bonds[1]	—	2,964,353	—		2,964,353
Short-Term Investment	—	2,361,110	—		2,361,110
Money Market Fund	7,492,444	—	—		7,492,444

Total Investments	7,492,444	298,480,362	—		305,972,806

Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	644,136,439	—		644,136,439
Money Market Fund	27,255,565	—	—		27,255,565

Total Investments	27,255,565	644,136,439	—		671,392,004

Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	2,748,378	—		2,748,378
Collateralized Mortgage Obligations[1]	—	3,491,745	—		3,491,745
Money Market Fund	408,334	—	—		408,334

Total Investments	408,334	6,240,123	—		6,648,457

Limited-Term Federal Mortgage Securities Fund
Assets
Collateralized Mortgage Obligations[1]	—	1,321,182	—		1,321,182
U.S. Government Agency Mortgages[1]	—	7,668,755	—		7,668,755
U.S. Treasury Obligation[1]	—	250,425	—		250,425
Money Market Fund	260,557	—	—		260,557

Total Investments	260,557	9,240,362	—		9,500,919

North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	33,814,870	—		33,814,870
Money Market Fund	2,062,425	—	—		2,062,425

Total Investments	2,062,425	33,814,870	—		35,877,295

Seix Floating Rate High Income Fund
Assets
Bank Loans[1]	—	6,611,991,788	—		6,611,991,788
Corporate Bonds[1]	—	326,124,132	0	[4]	326,124,132
Municipal Bond[2]	—	31,649,346	—		31,649,346
Preferred Stock[1]	2,502,005	—	—		2,502,005
Common Stock[1]	—	621,333	—		621,333
Money Market Fund	232,753,376	—	—		232,753,376

Total Investments	235,255,381	6,970,386,599	0	[4]	7,205,641,980

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seix High Yield Fund
Assets
Bank Loans[1]	$—	$50,091,675	$—	$50,091,675
Corporate Bonds[1]	—	695,142,318	—	695,142,318
Short-Term Investment	—	78,051,930	—	78,051,930
Money Market Fund	9,983,130	—	—	9,983,130

Total Investments	9,983,130	823,285,923	—	833,269,053

Other Financial Instruments[3]
Credit Default Swap Contracts Credit Risk	—	1,317,868	—	1,317,868

Total Assets	9,983,130	824,603,791	—	834,586,921

Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	5,187,905	—	5,187,905
Collateralized Mortgage Obligations[1]	—	4,263,130	—	4,263,130
Corporate Bonds[1]	—	9,274,823	—	9,274,823
Municipal Bonds[2]	—	1,258,788	—	1,258,788
U.S. Government Agency Mortgages[1]	—	879,202	—	879,202
U.S. Treasury Obligations[1]	—	10,495,089	—	10,495,089
Money Market Fund	2,320,050	—	—	2,320,050

Total Investments	2,320,050	31,358,937	—	33,678,987

Short-Term Municipal Bond Fund
Assets
Municipal Bonds[2]	—	37,979,314	—	37,979,314
Money Market Fund	5,297,862	—	—	5,297,862

Total Investments	5,297,862	37,979,314	—	43,277,176

Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	37,038,166	—	37,038,166
Collateralized Mortgage Obligations[1]	—	75,738,060	—	75,738,060
Bank Loans[1]	—	48,077,241	—	48,077,241
Corporate Bonds[1]	—	221,478,970	—	221,478,970
Municipal Bond[2]	—	4,482,023	—	4,482,023
U.S. Government Agency Mortgages[1]	—	255,870,441	—	255,870,441
U.S. Treasury Obligations[1]	—	353,184,211	—	353,184,211
Foreign Government Bonds	—	10,431,708	—	10,431,708
Short-Term Investment	—	4,742,930	—	4,742,930
Money Market Fund	41,000,477	—	—	41,000,477

Total Investments	41,000,477	1,011,043,750	—	1,052,044,227

Other Financial Instruments
Forward Foreign Currency Contracts Foreign Currency Risk	—	1,777,884	—	1,777,884
Interest Rate Swap Contracts Interest Rate Risk	—	20,914	—	20,914

Total Assets	41,000,477	1,012,842,548	—	1,053,843,025

Liabilities
Credit Default Swap Contracts Credit Risk	—	(53,965)	—	(53,965)
Forward Foreign Currency Contracts Foreign Currency Risk	—	(3,165,884)	—	(3,165,884)
Interest Rate Swap Contracts Interest Rate Risk	—	(314,615)	—	(314,615)
Unfunded Loan Commitments	—	(22,116)	—	(22,116)

Total Liabilities	—	(3,556,580)	—	(3,556,580)

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	$—	$18,465,712	$—	$18,465,712
Collateralized Mortgage Obligations[1]	—	32,716,425	—	32,716,425
Corporate Bonds[1]	—	75,401,375	—	75,401,375
Municipal Bonds[2]	—	3,452,816	—	3,452,816
U.S. Government Agency Mortgages[1]	—	11,735,204	—	11,735,204
Money Market Fund	3,528,400	—	—	3,528,400

Total Investments	3,528,400	141,771,532	—	145,299,932

Other Financial Instruments[3]
Futures Contracts Interest Rate Risk	17,263	—	—	17,263

Total Assets	3,545,663	141,771,532	—	145,317,195

U.S. Government Securities Fund
Assets
U.S. Treasury Obligations[1]	—	19,034,897	—	19,034,897
Money Market Fund	166,020	—	—	166,020

Total Investments	166,020	19,034,897	—	19,200,917

U.S. Government Securities Ultra-Short Bond Fund
Assets
Collateralized Mortgage Obligations[1]	—	620,152,861	—	620,152,861
U.S. Government Agency Mortgages[1]	—	1,092,139,633	—	1,092,139,633
U.S. Treasury Obligations[1]	—	7,931,192	—	7,931,192
Money Market Fund	14,478,830	—	—	14,478,830

Total Investments	14,478,830	1,720,223,686	—	1,734,702,516

Other Financial Instruments[3]
Futures Contracts Interest Rate Risk	149,336	—	—	149,336

Total Assets	14,628,166	1,720,223,686	—	1,734,851,852

Liabilities
Futures Contracts Interest Rate Risk	(6,602)	—	—	(6,602)

Total Liabilities	(6,602)	—	—	(6,602)

Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[2]	—	119,010,489	—	119,010,489
Money Market Fund	3,193,841	—	—	3,193,841

Total Investments	3,193,841	119,010,489	—	122,204,330

[1]	Please see the Schedules of Portfolio Investments for Sector Classifications.

[2]	Please see the Schedules of Portfolio Investments for State Classifications.

[3]	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

[4]	As of September 30, 2014, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the fiscal year ended September 30, 2014. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation/depreciation of Level 3 securities held at year end have not been presented.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of September 30, 2014, there were no transfers from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount over the life of the securities, is recorded on the accrual basis. Domestic and foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the Funds’ ability to realize interest accrued up to the date of default or credit event.
(c) Distributions to Shareholders — Distributions from net investment income of each of the Funds are declared each business day to shareholders of record and are paid monthly. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Expenses and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses, and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of relative daily net assets of each share class. Fees relating to a specific share class are charged directly to the share class.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions as of September 30, 2014 are included on each Fund’s Schedule of Portfolio Investments.

(g) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statements of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actually received.

(j) Swap Contracts — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Fund’s Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts. Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statements of Operations.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contact to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The fair value of derivative instruments not accounted for as hedging instruments on the Statements of Assets and Liabilities and the effect of derivative instruments not accounted for as hedging instruments, on the Statements of Operations as of September 30, 2014, are presented in the table below:

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Corporate Bond Fund

Liability Derivatives
Swap Contracts^	$(2,024)	$—	$—	$(2,024)

Realized Gain (Loss)#
Swap Contracts	$(140)	$—	$—	$(140)

Total Realized Gain (Loss)	$(140)	$—	$—	$(140)

Change in Appreciation (Depreciation)##
Swap Contracts	$746	$—	$—	$746

Total Change in Appreciation (Depreciation)	$746	$—	$—	$746

Number of Contracts, Notional Amounts or Shares†
Swap Contracts	150,000	—	—	150,000

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
High Income Fund
Liability Derivatives
Swap Contracts^	$(87,270)	$—	$—	$(87,270)

Total Value	$(87,270)	$—	$—	$(87,270)

Realized Gain (Loss)#
Swap Contracts	$123,734	$—	$—	$123,734

Total Realized Gain (Loss)	$123,734	$—	$—	$123,734

Change in Appreciation (Depreciation)##
Swap Contracts	$(87,270)	$—	$—	$(87,270)

Total Change in Appreciation (Depreciation)	$(87,270)	$—	$—	$(87,270)

Number of Contracts, Notional Amounts or Shares†
Swap Contracts	21,780,000	—	—	21,780,000

Seix High Yield Fund
Liability Derivatives
Swap Contracts^	$(87,270)	$—	$—	$(87,270)

Total Value	$(87,270)	$—	$—	$(87,270)

Realized Gain (Loss)#
Swap Contracts	$121,742	$—	$—	$121,742

Total Realized Gain (Loss)	$121,742	$—	$—	$121,742

Change in Appreciation (Depreciation)##
Swap Contracts	$(87,270)	$—	$—	$(87,270)

Total Change in Appreciation (Depreciation)	$(87,270)	$—	$—	$(87,270)

Number of Contracts, Notional Amounts or Shares†
Swap Contracts	21,780,000	—	—	21,780,000

Total Return Bond Fund
Asset Derivatives
Forward Currency Contracts*	$—	$1,777,884	$—	$1,777,884

Swap Contracts*	—	—	20,914	20,914

Total Value	$—	$1,777,884	$20,914	$1,798,798

Liability Derivatives
Swap Contracts^	$(53,965)	$—	$(314,615)	$(368,580)

Forward Currency Contracts^	—	(3,165,884)	—	(3,165,884)

Total Value	$(53,965)	$(3,165,884)	$(314,615)	$(3,534,464)

Realized Gain (Loss)#
Forward Currency Contracts	$—	$1,954,009	$—	$1,954,009

Swap Contracts	129,852	—	51,329	181,181

Total Realized Gain (Loss)	$129,852	$1,954,009	$51,329	$2,135,190

Change in Appreciation (Depreciation)##
Forward Currency Contracts	$—	$(2,790,577)	$—	$(2,790,577)

Swap Contracts	321,205	—	11,164	332,369

Total Change in Appreciation (Depreciation)	$321,205	$(2,790,577)	$11,164	$(2,458,208)

Number of Contracts, Notional Amounts or Shares†
Forward Currency Contracts	—	125,791,942	—	125,791,942

Swap Contracts	6,166,667	—	64,406,862	70,573,528

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Ultra-Short Bond Fund
Asset Derivatives
Futures Contracts*	$—	$—	$17,263	$17,263

Total Value	$—	$—	$17,263	$17,263

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(39,895)	$(39,895)

Total Realized Gain (Loss)	$—	$—	$(39,895)	$(39,895)

Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(5,432)	$(5,432)

Total Change in Appreciation (Depreciation)	$—	$—	$(5,432)	$(5,432)

Number of Contracts, Notional Amounts or Shares†
Futures Contracts	—	—	(43)	(43)

U.S. Government Securities Ultra-Short Bond Fund
Asset Derivatives
Futures Contracts*	$—	$—	$149,336	$149,336

Total Value	$—	$—	$149,336	$149,336

Liability Derivatives
Futures Contracts^	$—	$—	$(6,602)	$(6,602)

Total Value	$—	$—	$(6,602)	$(6,602)

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(590,227)	$(590,227)

Total Realized Gain (Loss)	$—	$—	$(590,227)	$(590,227)

Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(423,012)	$(423,012)

Total Change in Appreciation (Depreciation)	$—	$—	$(423,012)	$(423,012)

Number of Contracts, Notional Amounts or Shares†
Futures Short Contracts	—	—	(464)	(464)

Futures Long Contracts	—	—	93	93

*	Statements of Assets and Liabilities location: Investments, at value, Unrealized Appreciation on: Forward Foreign Currency Contracts, or Futures Contracts, as applicable.

^	Statements of Assets and Liabilities location: Unrealized Depreciation on Futures Contracts.

^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts”. The outstanding variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on: Investment and Foreign Currency Transactions, Futures Contracts, Swap Contracts, or Forward Foreign Currency Contracts, as applicable.

##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: Investment and Foreign Currency Transactions, Futures Contracts, Swap Contracts, or Forward Foreign Currency Contracts, as applicable.

†	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward currency contracts and swap contracts, which are indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended September 30, 2014.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

The following table summarizes any OTC derivatives at September 30, 2014 that are subject to an enforceable master netting agreement or similar agreement and net of the related collateral received by the Funds.

	Gross Amounts of Assets/Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Collateral (Received)/Pledged(b)	Net Amount of Derivative Assets/Liabilities
Corporate Bond Fund
Liabilities Counterparty
Barclays Bank PLC	$1,936	$—	$—	$1,936
JPMorgan	88			88

	$2,024	$—	$—	$2,024

Total Return Bond Fund
Assets Counterparty
JPMorgan	$1,798,798	$—	$—	$1,798,798

	$1,798,798	$—	$—	$1,798,798

Liabilities Counterparty
Barclays Bank PLC	$51,630	$—	$—	$51,630
JPMorgan	3,482,834		(1,892,239)	1,590,595

	$3,534,464	$—	$(1,892,239)	$1,642,225

(a)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Asset and Liabilties.

(b)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of the derivative assets and liabilities for a counterparty cannot be less than $0.

(k) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

In accordance with the exemptive order obtained from the SEC, the Funds pool their money in a joint trading account, as described below. The cash collateral received is aggregated in a joint account by the Funds, providing RidgeWorth Investments a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. The Funds are joint participants with other affiliated Funds of the Trust that are not presented in this report. As of September 30, 2014, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending as of September 30, 2014 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	30,695,145	$30,695,145
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	279,514,682	279,514,682

Total Investments (Cost $310,209,827)		310,209,827
Amount due to Lending Agent		(21,305)

Net Investment Value		$310,188,522

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

The following Funds paid securities lending fees to the lending agent during the period ended September 30, 2014, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fund	Fee
Core Bond Fund	$2,970
Corporate Bond Fund	126
High Income Fund	49,899
Intermediate Bond Fund	3,602
Seix High Yield Fund	35,583
Total Return Bond Fund	13,505

(l) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(m) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of September 30, 2014, Seix Floating Rate High Income Fund and Total Return Bond Fund had unfunded loan commitments which are presented in the Funds’ Schedule of Portfolio Investments.

(n) Restricted Securities — Certain Funds’ investments are restricted as to resale. As of September 30, 2014, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board, unless stated otherwise on the Funds’ Schedules of Portfolio Investments.

(o) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign Investment Risks — Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(q) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(r) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(s) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2014, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

(u) Line of Credit —The Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with State Street Bank and Trust (“State Street Bank”) for an aggregate amount of $250,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee to State Street Bank in the amount of 0.11% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings. Commitment fees paid to State Street Bank pursuant to this agreement are reflected on the Statements of Operations as a component of Other Fees. As of September 30, 2014, the Funds had no borrowings under the LOC.

U.S Government Securities Ultra-Short Bond Fund incurred interest on a borrowing of $84 for the fiscal year ended September 30, 2014. The average dollar amount of the borrowings was $2,156,814, the weighted average interest rate on these borrowings was 1.43% and the Fund had an outstanding loan for one day during the period. The borrowings were valued at cost, which approximates fair value.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

3.	Investment Adviser and Other Service Providers

Investment Adviser — RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money—management holding company with multiple style-focused investment boutiques (“Subadviser”). The Subadviser for the Funds is Seix Investment Advisors LLC (“Seix”). Seix is a wholly-owned subsidiary of the Investment Adviser. The Investment Adviser pays the Subadviser out of the investment advisory fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. Break points are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2014 were as follows:

Fund	Maximum Annual Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived/Expense Reimbursed	Net Annual Fees Paid*
Core Bond Fund	0.25%	0.25%	—%	0.25%
Corporate Bond Fund	0.40	0.40	(0.06)	0.34
Georgia Tax-Exempt Bond Fund	0.50	0.50	—	0.50
High Grade Municipal Bond Fund	0.50	0.50	(0.02)	0.48
High Income Fund	0.55	0.54	—	0.54
Intermediate Bond Fund	0.25	0.25	—	0.25
Investment Grade Tax-Exempt Bond Fund	0.50	0.49	(0.02)	0.47
Limited Duration Fund	0.10	0.10	(0.08)	0.02
Limited-Term Federal Mortgage Securities Fund	0.50	0.50	(0.56)	—
North Carolina Tax-Exempt Bond Fund	0.50	0.50	(0.01)	0.49
Seix Floating Rate High Income Fund	0.45	0.40	—	0.40
Seix High Yield Fund	0.45	0.44	—	0.44
Short-Term Bond Fund	0.40	0.40	(0.06)	0.34
Short-Term Municipal Bond Fund	0.35	0.35	(0.06)	0.29
Total Return Bond Fund	0.25	0.24	—	0.24
Ultra-Short Bond Fund	0.22	0.22	—	0.22
U.S. Government Securities Fund	0.50	0.50	(0.20)	0.30
U.S. Government Securities Ultra-Short Bond Fund	0.20	0.19	—	0.19
Virginia Intermediate Municipal Bond Fund	0.50	0.50	—	0.50

*	Aggregate annual fees paid to the Investment Adviser, who pays the Subadviser a portion of the fees for its services to the Funds.

Amounts	designated as “—” are 0%.

The Investment Adviser and the Subadviser have contractually agreed, until at least August 1, 2015, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s total annual fund operating expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

	Contractual Expense Limitations August 1, 2014 to September 30, 2014
Fund	I Shares	A Shares	C Shares		R Shares	IS Shares
Core Bond Fund*	0.50%	0.75%	N/A	%	1.05%	N/A	%
Corporate Bond Fund*	0.70	0.95	1.65		N/A	N/A
Georgia Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A	N/A

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Contractual Expense Limitations August 1, 2014 to September 30, 2014
Fund	I Shares	A Shares	C Shares		R Shares		IS Shares
High Grade Municipal Bond Fund	0.65%	0.80%	N/A	%	N/A	%	N/A	%
High Income Fund*	0.80	1.05	N/A		1.50		0.70
Intermediate Bond Fund*	0.50	0.75	N/A		1.05		N/A
Investment Grade Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A		N/A
Limited Duration Fund*	0.35	N/A	N/A		N/A		N/A
Limited-Term Federal Mortgage Securities Fund*	0.70	0.90	1.65		N/A		N/A
North Carolina Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A		N/A
Seix Floating Rate High Income Fund*	0.70	1.00	1.60		N/A		N/A
Seix High Yield Fund*	0.65	0.90	1.30		N/A		N/A
Short-Term Bond Fund	0.60	0.80	N/A		1.60		N/A
Short-Term Municipal Bond Fund	0.55	0.70	N/A		N/A		N/A
Total Return Bond Fund*	0.50	0.75	N/A		1.05		0.40
Ultra-Short Bond Fund	0.46	N/A	N/A		N/A		N/A
U.S. Government Securities Fund	0.75	0.95	1.70		N/A		N/A
U.S. Government Securities Ultra-Short Bond Fund	0.46	N/A	N/A		N/A		N/A
Virginia Intermediate Municipal Bond Fund	0.65	0.80	N/A		N/A		N/A

*	For the period April 1, 2014 to July 31, 2014 the Contractual Expense Limitations were as follows:

Fund	I Shares	A Shares	C Shares		R Shares	IS Shares
Core Bond Fund	0.45%	0.75%	N/A	%	1.05%	N/A
Corporate Bond Fund	0.65	0.95	1.65		N/A	N/A
High Income Fund	0.78	1.08	N/A		1.50	N/A
Intermediate Bond Fund	0.45	0.75	N/A		1.05	N/A
Limited Duration Fund	0.32	N/A	N/A		N/A	N/A
Limited-Term Federal Mortgage Securities Fund	0.66	0.86	1.66		N/A	N/A
Seix Floating Rate High Income Fund	0.67	0.97	1.61		N/A	N/A
Seix High Yield Fund	0.61	0.87	N/A		1.30	N/A
Total Return Bond Fund	0.45	0.75	N/A		1.05	N/A

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Contractual Expense Limitation identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the contractual expense limitation in place at that time. Under certain circumstances, the Advisor may choose to voluntarily waive fees. In the event that the Advisor voluntarily waives any fees, these waived fees are not subject to recoupment by the Advisor. During the period ended September 30, 2014, the Investment Adviser did not recapture any of its prior contractual waivers or

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

reimbursements. As of September 30, 2014, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2015	2016	2017	2018
Core Bond Fund	$—	$1,227	$42	$3,506
Corporate Bond Fund	—	10,691	5,345	12,023
High Grade Municipal Bond Fund	11,057	17,205	18,165	7,762
High Income Fund	—	85,675	26,432	—
Intermediate Bond Fund	—	580	12	—
Investment Grade Tax-Exempt Bond Fund	—	53,503	32,500	63,187
Limited Duration Fund	—	3,221	8,029	2,739
Limited-Term Federal Mortgage Securities Fund	26,833	49,640	56,990	27,740
North Carolina Tax-Exempt Bond Fund	—	—	—	2,685
Seix High Yield Fund	—	—	122	—
Short-Term Bond Fund	—	2,491	1,467	13,644
Short-Term Municipal Bond Fund	22,692	36,571	35,071	11,588
Total Return Bond Fund	—	134,555	30,144	7,320
US Government Securities Fund	—	26,551	39,498	22,911

Amounts designated as “—” are $0.

The Investment Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund and U.S. Government Securities Fund to the extent necessary to maintain a minimum annualized yield of 0.00% for each of the Fund’s share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice and is not subject to recoupment. There can be no assurance that this fee reduction will be sufficient to avoid any loss. During the period ended September 30, 2014, Short-Term Bond Fund and U.S. Government Securities Fund had voluntary reimbursements in the amount of $1,992 and $1,572, respectively.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ NAVs. State Street Bank, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the administrator for the Trust pursuant to an administration agreement. State Street Bank, as the Funds’ administrator, is paid on the basis of net assets of the Funds which are allocated among the series of the Trust, on the basis of relative net assets.

Boston Financial Data Services, Inc. (“BFDS”) serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement. BFDS is paid on the basis of net assets, per account fees and certain transaction costs.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of custody expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement.

In addition, with respect to the A Shares, C Shares and R Shares, the Distributor receives amounts, pursuant to a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. For the period ended September 30, 2014, the Distributor did not retain any of the front end sales charges assessed on the sale of Class A shares. For the period ended September 30, 2014, the Distributor did not retain any commissions from contingent deferred sales charges assessed on redemptions of Class C Shares.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

These current board approved fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2014, were as follows:

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee		R Share Distribution and Service Fee
Core Bond Fund	0.30%	N/A	%	0.50%
Corporate Bond Fund	0.30	1.00		N/A
Georgia Tax-Exempt Bond Fund	0.15	N/A		N/A
High Grade Municipal Bond Fund	0.15	N/A		N/A
High Income Fund	0.30	N/A		0.50
Intermediate Bond Fund	0.25	N/A		0.50
Investment Grade Tax-Exempt Bond Fund	0.30	N/A		N/A
Limited-Term Federal Mortgage Securities Fund	0.20	1.00		N/A
North Carolina Tax-Exempt Bond Fund	0.15	N/A		N/A
Seix Floating Rate High Income Fund	0.30	1.00		N/A
Seix High Yield Fund	0.25	N/A		0.50
Short-Term Bond Fund	0.20	1.00		N/A
Short-Term Municipal Bond Fund	0.15	N/A		N/A
Total Return Bond Fund	0.25	N/A		0.50
U.S. Government Securities Fund	0.30	1.00		N/A
Virginia Intermediate Municipal Bond Fund	0.15	N/A		N/A

Shareholder Servicing Fees — The Funds have adopted shareholder services fees for the I Shares and A Shares of such Funds. Each of these Funds (or class thereof, as the case may be) may pay a services fee to financial institutions that provide certain services to the Funds. The services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries) providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. The Funds may pay a shareholder services fee up to an annual rate of 0.20% of average daily net assets of a Fund’s I Shares or A Shares. The Core Bond Fund, High Income Fund, Intermediate Bond Fund, Seix High Yield Fund, and Total Return Bond Fund have adopted a shareholder services fee for the R Shares. Each Fund pays specified benefit plans or other financial service firms for shareholder support services they provide, at an annual rate of up to 0.25% of the average daily net assets of R Shares.

Other Fees —The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period ended September 30, 2014, the Investment Adviser was paid $809,064 for these services. Foreside Compliance Services, LLC (“FCS”) an affiliate of the Distributor, provides an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust. Fees paid to FCS pursuant to these agreements are reflected on the Statements of Operations as a component of “Other Fees” as applicable.

Neither FCS nor any of their officers or employees who serve as an officer of the Trust, have any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FCS and the administrator. Such officers receive no fees from the Trust for serving as officers of the Trust.

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for membership at committee meetings. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations.

Payment by Affiliates — During the fiscal year ended March 31, 2014, the subadviser fully reimbursed the U.S. Government Securities Fund for $38,190 for losses incurred on trades executed incorrectly. The amount of this reimbursement was 0.15% of the Fund’s average net assets.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

4.	Capital Stock Transactions

Transactions in capital shares and dollars for the year ended March 31, 2014 and the period ended September 30, 2014 were as follows:

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Core Bond Fund

I Shares
9/30/2014	2,254,205	—	157,214	(3,229,154)	(817,735)	24,376,325	—	1,698,187	(34,841,510)	(8,766,998)
3/31/2014	3,381,088	—	762,147	(18,518,562)	(14,375,327)	36,663,040	—	8,117,846	(200,452,039)	(155,671,153)

A Shares
9/30/2014	16,198	—	7,679	(237,554)	(213,677)	174,550	—	82,929	(2,567,359)	(2,309,880)
3/31/2014	501,179	—	46,195	(1,475,984)	(928,610)	5,432,645	—	491,829	(15,953,019)	(10,028,545)

R Shares
9/30/2014	15,443	—	2,986	(50,633)	(32,204)	167,621	—	32,280	(547,022)	(347,121)
3/31/2014	19,213	—	14,852	(107,714)	(73,649)	203,068	—	157,799	(1,172,656)	(811,789)

Corporate Bond Fund

I Shares
9/30/2014	94,843	—	43,633	(758,958)	(620,482)	844,332	—	391,396	(6,764,581)	(5,528,853)
3/31/2014	711,418	—	345,401	(3,443,282)	(2,386,463)	6,444,355	—	3,014,656	(30,230,500)	(20,771,489)

A Shares
9/30/2014	43,172	—	974	(42,133)	2,013	386,922	—	8,774	(378,079)	17,617
3/31/2014	29,837	—	6,213	(377,467)	(341,417)	267,829	—	55,067	(3,363,570)	(3,040,674)
C Shares
9/30/2014	45	—	10,650	(94,219)	(83,524)	400	—	95,494	(841,747)	(745,853)
3/31/2014	5,313	—	66,392	(563,453)	(491,748)	49,253	—	577,793	(5,047,594)	(4,420,548)

Georgia Tax-Exempt Bond Fund

I Shares
9/30/2014	1,090,696	—	82,814	(1,243,325)	(69,815)	11,552,431	—	886,688	(13,219,160)	(780,041)
3/31/2014	2,180,151	—	32,813	(4,359,350)	(2,146,386)	22,646,321	—	338,683	(44,856,457)	(21,871,453)

A Shares
9/30/2014	7,055	—	4,905	(67,883)	(55,923)	74,621	—	52,405	(725,985)	(598,959)
3/31/2014	22,297	—	10,650	(59,259)	(26,312)	238,966	—	110,131	(606,721)	(257,624)

High Grade Municipal Bond Fund

I Shares
9/30/2014	2,382,435	—	39,897	(441,925)	1,980,407	28,860,418	—	484,869	(5,339,477)	24,005,810
3/31/2014	2,617,079	—	61,485	(3,187,674)	(509,110)	30,893,654	—	716,398	(37,282,031)	(5,671,979)

A Shares
9/30/2014	738,405	—	12,335	(373,961)	376,779	8,891,758	—	149,831	(4,536,718)	4,504,871
3/31/2014	368,393	—	19,911	(570,774)	(182,470)	4,335,898	—	232,188	(6,642,002)	(2,073,916)

High Income Fund

I Shares
9/30/2014	36,900,562	—	2,777,934	(41,500,017)	(1,821,521)	268,546,116	—	20,140,906	(299,935,120)	(11,248,098)
3/31/2014	61,365,620	—	7,258,926	(68,025,196)	599,350	443,208,494	—	52,200,825	(491,210,375)	4,198,944

A Shares
9/30/2014	2,923,533	—	432,985	(15,512,883)	(12,156,365)	21,323,862	—	3,151,203	(113,080,222)	(88,605,157)
3/31/2014	16,874,723	—	1,534,313	(13,006,161)	5,402,875	121,875,949	—	11,029,068	(93,613,472)	39,291,545

R Shares
9/30/2014	290,917	—	76,139	(431,962)	(64,906)	2,120,299	—	552,508	(3,140,499)	(467,692)
3/31/2014	715,308	—	221,520	(1,136,782)	(199,954)	5,184,036	—	1,592,910	(8,212,927)	(1,435,981)

IS Shares*
9/30/2014	815,892		7,837	(24,219)	799,510	5,859,270		56,284	(172,950)	5,742,604

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Intermediate Bond Fund

I Shares
9/30/2014	2,063,732	—	163,102	(8,383,164)	(6,156,330)	20,262,435	—	1,603,174	(82,335,812)	(60,470,203)
3/31/2014	5,698,274	—	1,608,408	(62,230,976)	(54,924,294)	57,311,604	—	15,747,823	(627,065,916)	(554,006,489)

A Shares
9/30/2014	13,597	—	1,703	(186,120)	(170,820)	133,467	—	16,755	(1,831,266)	(1,681,044)
3/31/2014	130,408	—	26,128	(738,824)	(582,288)	1,310,933	—	255,977	(7,371,579)	(5,804,669)

R Shares
9/30/2014	24	—	6	(4)	26	238	—	68	(43)	263
3/31/2014	—	—	89	(1,356)	(1,267)	—	—	874	(13,778)	(12,904)

Investment Grade Tax-Exempt Bond Fund

I Shares
9/30/2014	4,587,000	—	475,947	(7,078,639)	(2,015,692)	56,429,010	—	5,872,808	(87,103,515)	(24,801,697)
3/31/2014	16,405,379	—	1,155,356	(43,346,151)	(25,785,416)	198,451,877	—	13,920,762	(526,599,697)	(314,227,058)

A Shares
9/30/2014	273,136	—	21,536	(502,939)	(208,267)	3,357,158	—	265,917	(6,190,624)	(2,567,549)
3/31/2014	968,802	—	59,113	(1,513,367)	(485,452)	11,874,624	—	712,329	(18,242,631)	(5,655,678)

Limited Duration Fund

I Shares
9/30/2014	—	—	—	—	—	—	—	—	—	—
3/31/2014	—	—	85	(276,001)	(275,916)	—	—	834	(2,710,333)	(2,709,499)

Limited-Term Federal Mortgage Securities Fund

I Shares
9/30/2014	37,643	—	3,545	(62,755)	(21,567)	416,778	—	39,226	(692,504)	(236,500)
3/31/2014	60,641	—	9,302	(524,309)	(454,366)	662,667	—	101,517	(5,683,200)	(4,919,016)

A Shares
9/30/2014	1,055	—	1,584	(12,445)	(9,806)	11,624	—	17,494	(137,340)	(108,222)
3/31/2014	3,344	—	2,973	(52,023)	(45,706)	36,398	—	32,360	(564,660)	(495,902)
C Shares
9/30/2014	2,475	—	2,823	(48,494)	(43,196)	27,291	—	31,234	(534,854)	(476,329)
3/31/2014	13,487	—	4,495	(120,524)	(102,542)	148,351	—	49,021	(1,314,315)	(1,116,943)

North Carolina Tax-Exempt Bond Fund

I Shares
9/30/2014	100,830	—	3,559	(383,732)	(279,343)	1,030,145	—	36,564	(3,930,622)	(2,863,913)
3/31/2014	585,857	—	58,643	(1,711,383)	(1,066,883)	6,008,053	—	579,532	(17,308,582)	(10,720,997)

A Shares
9/30/2014	268	—	865	(11,764)	(10,631)	2,748	—	8,857	(119,748)	(108,143)
3/31/2014	8,849	—	4,340	(12,853)	336	89,260	—	43,174	(130,146)	2,288

Seix Floating Rate High Income Fund

I Shares
9/30/2014	126,235,487	—	13,357,075	(334,407,624)	(194,815,062)	1,140,683,880	—	120,493,466	(3,019,780,197)	(1,758,602,851)
3/31/2014	628,444,241	—	22,304,080	(299,577,130)	351,171,191	5,683,184,415	—	201,766,750	(2,707,946,527)	3,177,004,638

A Shares
9/30/2014	2,972,318	—	404,865	(5,282,182)	(1,904,999)	26,874,392	—	3,652,130	(47,671,396)	(17,144,874)
3/31/2014	16,188,285	—	615,510	(4,302,643)	12,501,152	146,213,918	—	5,566,938	(38,906,052)	112,874,804

C Shares
9/30/2014	812,715	—	87,445	(1,258,832)	(358,672)	7,346,107	—	788,850	(11,367,550)	(3,232,593)
3/31/2014	5,464,357	—	129,066	(889,187)	4,704,236	49,415,633	—	1,168,010	(8,050,702)	42,532,941

Seix High Yield Fund

I Shares
9/30/2014	19,704,542	—	989,828	(60,398,702)	(39,704,332)	196,831,600	—	9,852,442	(600,958,709)	(394,274,667)
3/31/2014	61,690,195	—	4,192,490	(118,828,265)	(52,945,580)	621,989,604	—	41,645,303	(1,188,807,521)	(525,172,614)

A Shares
9/30/2014	2,080,191	—	134,224	(8,559,807)	(6,345,392)	20,266,284	—	1,310,796	(83,284,620)	(61,707,540)
3/31/2014	4,654,381	—	547,554	(5,253,197)	(51,262)	45,581,021	—	5,304,484	(52,062,135)	(1,176,630)

R Shares
9/30/2014	1,422	—	2,868	(20,829)	(16,539)	14,154	—	28,516	(207,829)	(165,159)
3/31/2014	2,373	—	12,533	(123,064)	(108,158)	23,931	—	124,339	(1,237,608)	(1,089,338)

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Short-Term Bond Fund

I Shares
9/30/2014	213,063	—	5,869	(1,281,904)	(1,062,972)	2,120,683	—	58,423	(12,747,735)	(10,568,629)
3/31/2014	543,689	—	26,176	(4,549,476)	(3,979,611)	5,416,209	—	260,604	(45,307,997)	(39,631,184)

A Shares
9/30/2014	6,250	—	776	(41,831)	(34,805)	62,449	—	7,745	(417,670)	(347,476)
3/31/2014	162,922	—	2,434	(96,359)	68,997	1,622,054	—	24,299	(962,809)	683,544

C Shares
9/30/2014	22,014	—	7	(21,599)	422	219,622	—	69	(215,497)	4,194
3/31/2014	8,341	—	475	(60,400)	(51,584)	83,343	—	4,743	(602,418)	(514,332)

Short-Term Municipal Bond Fund

I Shares
9/30/2014	1,493,773	—	1,843	(989,899)	505,717	14,987,123	—	18,508	(9,927,430)	5,078,201
3/31/2014	2,793,828	—	6,454	(823,172)	1,977,110	27,861,596	—	64,360	(8,227,668)	19,698,288

A Shares
9/30/2014	53,959	—	448	(166,037)	(111,630)	541,109	—	4,493	(1,663,453)	(1,117,851)
3/31/2014	470,366	—	2,331	(251,053)	221,644	4,689,027	—	23,246	(2,506,596)	2,205,677

Total Return Bond Fund

I Shares
9/30/2014	14,151,442	—	1,001,960	(33,071,314)	(17,917,912)	149,371,364	—	10,595,525	(348,689,759)	(188,722,870)
3/31/2014	35,442,280	—	3,020,514	(52,014,206)	(13,551,412)	372,317,749	—	31,431,487	(544,946,298)	(141,197,062)

A Shares
9/30/2014	295,690	—	35,130	(598,967)	(268,147)	3,228,395	—	383,959	(6,535,272)	(2,922,918)
3/31/2014	1,198,287	—	99,910	(1,990,077)	(691,880)	13,074,700	—	1,073,867	(21,523,689)	(7,375,122)

R Shares
9/30/2014	471,820	—	61,290	(922,990)	(389,880)	4,982,864	—	648,414	(9,754,446)	(4,123,168)
3/31/2014	2,179,751	—	171,423	(2,128,405)	222,769	22,904,252	—	1,780,896	(22,277,128)	2,408,020

IS Shares*
9/30/2014	6,982,569		27,417	(185,711)	6,824,275	73,880,019		290,677	(1,962,000)	72,208,696

Ultra-Short Bond Fund

I Shares
9/30/2014	5,171,189	—	37,620	(2,817,642)	2,391,167	51,638,761	—	375,457	(28,124,348)	23,889,870
3/31/2014	13,410,368	—	67,500	(12,188,417)	1,289,451	133,672,653	—	672,246	(121,339,587)	13,005,312
U.S. Government Securities Fund

I Shares
9/30/2014	95,636	—	8,081	(617,285)	(513,568)	789,824	—	66,868	(5,091,608)	(4,234,916)
3/31/2014	446,246	—	26,718	(2,140,610)	(1,667,646)	3,686,095	—	219,336	(17,665,676)	(13,760,245)

A Shares
9/30/2014	—	—	217	(33,698)	(33,481)	—	—	1,796	(278,272)	(276,476)
3/31/2014	5,348	—	810	(97,821)	(91,663)	44,468	—	6,634	(809,768)	(758,666)

C Shares
9/30/2014	8,237	—	—	(9,249)	(1,012)	67,874	—	—	(76,662)	(8,788)
3/31/2014	1,177	—	755	(53,881)	(51,949)	9,665	—	6,158	(443,666)	(427,843)

U.S. Government Securities Ultra-Short Bond Fund

I Shares
9/30/2014	33,474,169	784,751	545,446	(58,559,012)	(23,754,646)	331,144,915	7,953,747	5,525,781	(593,116,064)	(248,501,290)
3/31/2014	101,427,491	—	1,181,944	(134,947,231)	(32,337,793)	1,026,896,037	—	11,963,094	(1,366,545,369)	(327,686,238)

Virginia Intermediate Municipal Bond Fund

I Shares
9/30/2014	458,555	—	15,068	(976,021)	(502,398)	4,685,179	—	154,493	(9,994,708)	(5,155,036)
3/31/2014	1,595,936	—	73,607	(3,496,655)	(1,827,112)	16,250,026	—	741,171	(35,433,802)	(18,442,605)

A Shares
9/30/2014	40,242	—	7,042	(226,964)	(179,680)	411,438	—	72,164	(2,317,422)	(1,833,820)
3/31/2014	77,740	—	28,685	(391,881)	(285,456)	800,578	—	289,700	(3,970,093)	(2,879,815)

*	IS Shares commenced operations on August 1, 2014.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

5.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2014, were as follows:

Fund	Purchases	Sales and Maturities
Core Bond Fund	$31,712,799	$43,886,441
Corporate Bond Fund	17,275,809	22,080,919
Georgia Tax-Exempt Bond Fund	26,205,238	29,142,633
High Grade Municipal Bond Fund	96,097,384	63,633,435
High Income Fund	394,078,670	470,780,744
Intermediate Bond Fund	39,130,737	72,342,527
Investment Grade Tax-Exempt Bond Fund	339,405,717	345,487,123
Limited Duration Fund	1,847,971	1,584,179
Limited-Term Federal Mortgage Securities Fund	96,960	—
North Carolina Tax-Exempt Bond Fund	7,187,671	10,173,607
Seix Floating Rate High Income Fund	1,246,885,191	2,972,835,611
Seix High Yield Fund	317,024,931	759,305,193
Short-Term Bond Fund	8,515,260	25,557,316
Short-Term Municipal Bond Fund	24,930,926	19,769,577
Total Return Bond Fund	177,118,845	323,800,144
Ultra-Short Bond Fund	57,061,727	33,612,845
U.S. Government Securities Ultra-Short Bond Fund	128,593,936	175,778,825
Virginia Intermediate Municipal Bond Fund	22,798,183	25,067,318

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the period ended September 30, 2014, were as follows:

Fund	Purchases	Sales and Maturities
Core Bond Fund	$142,402,189	$142,344,715
Intermediate Bond Fund	139,380,732	159,504,632
Limited-Term Federal Mortgage Securities Fund	7,893,515	8,927,562
Short-Term Bond Fund	24,587,579	18,539,695
Total Return Bond Fund	741,659,421	748,283,213
Ultra-Short Bond Fund	2,834,228	3,506,583
U.S. Government Securities Fund	5,609,922	9,159,096
U.S. Government Securities Ultra-Short Bond Fund	100,486,898	310,236,982

6.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds as of September 30, 2014 were as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Core Bond Fund	$203,434,888	$2,512,502	$(663,234)	$1,849,268
Corporate Bond Fund	33,386,347	775,306	(282,625)	492,681
Georgia Tax-Exempt Bond Fund	121,249,104	7,716,115	(8,408)	7,707,707
High Grade Municipal Bond Fund	87,082,769	5,057,191	–	5,057,191
High Income Fund	911,620,091	15,303,602	(23,650,895)	(8,347,293)
Intermediate Bond Fund	304,648,623	2,041,675	(717,492)	1,324,183
Investment Grade Tax-Exempt Bond Fund	629,426,128	42,146,022	(180,146)	41,965,876
Limited Duration Fund	6,632,699	18,540	(2,782)	15,758
Limited-Term Federal Mortgage Securities Fund	9,365,200	169,075	(33,356)	135,719
North Carolina Tax-Exempt Bond Fund	33,892,273	1,985,022	–	1,985,022
Seix Floating Rate High Income Fund	7,278,345,195	28,457,189	(101,160,404)	(72,703,215)
Seix High Yield Fund	826,729,461	19,963,513	(13,423,921)	6,539,592
Short-Term Bond Fund	33,643,440	74,129	(38,582)	35,547
Short-Term Municipal Bond Fund	43,107,163	200,016	(30,003)	170,013
Total Return Bond Fund	1,042,798,424	13,258,368	(4,012,565)	9,245,803
Ultra-Short Bond Fund	145,019,381	442,808	(162,257)	280,551
U.S. Government Securities Fund	18,967,098	289,814	(55,995)	233,819
U.S. Government Securities Ultra-Short Bond Fund	1,707,398,646	28,585,401	(1,281,531)	27,303,870
Virginia Intermediate Municipal Bond Fund	115,508,322	6,698,464	(2,456)	6,696,008

Amounts designated as “—” are $0.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2014 was as follows:

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid*
Core Bond Fund	$5,597,094	$5,053,263	$—	$—	$10,650,357
Corporate Bond Fund	1,948,036	1,794,331	—	—	3,742,367
Georgia Tax-Exempt Bond Fund	110	—	4,067,308	—	4,067,418
High Grade Municipal Bond Fund	231,448	—	1,690,546	—	1,921,994
High Income Fund	65,568,121	7,154,960	—	—	72,723,081
Intermediate Bond Fund	7,484,125	16,244,063	—	—	23,728,188
Investment Grade Tax-Exempt Bond Fund	5,104,197	300,882	18,008,553	—	23,413,632
Limited Duration Fund	14,851	—	—	—	14,851
Limited-Term Federal Mortgage Securities Fund	208,006	—	—	—	208,006
North Carolina Tax-Exempt Bond Fund	163	1,186,858	1,186,590	—	2,373,611
Seix Floating Rate High Income Fund	320,510,565	—	—	—	320,510,565
Seix High Yield Fund	101,758,197	57,275,214	—	—	159,033,411
Short-Term Bond Fund	746,437	—	—	—	746,437
Short-Term Municipal Bond Fund	110,145	—	41,911	—	152,056
Total Return Bond Fund	25,208,697	10,839,079	—	—	36,047,776
Ultra-Short Bond Fund	969,033	—	—	—	969,033
U.S. Government Securities Fund	128,781	112,599	—	—	241,380
U.S. Government Securities Ultra-Short Bond Fund	13,537,248	—	—	—	13,537,248
Virginia Intermediate Municipal Bond Fund	342,328	1,042,800	4,035,684	—	5,420,812

*	Net Investment income includes taxable market discount income and short-term capital gains, if any.

**	The Funds hereby designate these amounts as Exempt Interest Dividends.

Amounts designated as “—” are $0.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

As of March 31, 2014 the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation (Depreciation)*	Loss Carryforwards and Deferrals	Total
Core Bond Fund	$—	$—	$—	$2,202,442	$(3,969,222)	$(1,766,780)
Corporate Bond Fund	—	—	—	793,709	(137,223)	656,486
Georgia Tax-Exempt Bond Fund	483,607	—	—	4,632,247	(3,210,425)	1,905,429
High Grade Municipal Bond Fund	116,465	—	—	3,663,503	(143,983)	3,635,985
High Income Fund	—	9,473,387	7,253,184	26,722,240	—	43,448,811
Intermediate Bond Fund	—	—	—	1,744,718	(807,208)	937,510
Investment Grade Tax-Exempt Bond Fund	1,086,932	—	860,070	34,002,490	—	35,949,492
Limited Duration Fund	—	—	—	15,453	(830,682)	(815,229)
Limited-Term Federal Mortgage Securities Fund	—	—	—	69,817	(862,691)	(792,874)
North Carolina Tax- Exempt Bond Fund	16,496	—	—	1,319,571	(959,666)	376,401
Seix Floating Rate High Income Fund	—	32,192,449	—	63,758,788	(36,882,314)	59,068,923
Seix High Yield Fund	—	14,262,462	27,673,717	51,840,801	—	93,776,980
Short-Term Bond Fund	—	32,246	—	297,263	(1,420,398)	(1,090,889)
Short-Term Municipal Bond Fund	3,943	165,963	—	65,458	—	235,364
Total Return Bond Fund	—	3,046,909	—	11,046,893	(23,471,737)	(9,377,935)
Ultra-Short Bond Fund	—	71,698	—	358,306	(2,683,748)	(2,253,744)
U.S. Government Securities Fund	—	11,402	—	(3,269)	(106,759)	(98,626)
U.S. Government Securities Ultra-Short Bond Fund	—	1,061,154	—	25,982,976	(21,397,226)	5,646,904
Virginia Intermediate Municipal Bond Fund	292,562	—	—	5,455,625	(343,350)	5,404,837

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures contract mark to market, dividends payable, bank loan adjustments, forward contracts mark to market 988(a)(1)(b), and mark to market on credit default swaps.

Amounts designated as “—” are $0.

The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2014, the post-enactment accumulated short-term and long-term capital loss carryforwards were as follows:

Fund	Short Term	Long Term	Total
Core Bond Fund	$3,969,222	$—	$3,969,222
Georgia Tax-Exempt Bond Fund	1,336,447	299,525	1,635,972
High Grade Municipal Bond Fund	143,983	—	143,983
Limited-Term Federal Mortgage Securities Fund	89,069	—	89,069
North Carolina Tax-Exempt Bond Fund	901,982	57,684	959,666
Total Return Bond Fund	23,471,737	—	23,471,737
U.S. Government Securities Fund	106,759	—	106,759
U.S. Government Securities Ultra-Short Bond Fund	8,450,644	4,538,098	12,988,742
Virginia Intermediate Municipal Bond Fund	343,350	—	343,350

*	Of the $89,069 of current year losses with no expiration date, $74,672 of pre-change losses are subject to limitations due to an ownership change on January 31, 2014. The remaining $14,397 of post-change losses are not limited.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

As of March 31, 2014, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

	Expires
Fund	2015	2016	2017	2018	2019	Total
Georgia Tax-Exempt Bond Fund	$—	$—	$119,406	$1,455,047	$—	$1,574,453
Limited Duration Fund*	—	—	—	830,682	—	830,682
Limited-Term Federal Mortgage Securities Fund**	—	773,622	—	—	—	773,622
Seix Floating Rate High Income Fund	—	7,726,431	28,987,345	—	—	36,713,776
Short Term Bond Fund	—	—	—	1,420,398	—	1,420,398
Ultra-Short Bond Fund	667,058	—	202,726	1,362,740	451,224	2,683,748
U.S. Government Securities Ultra-Short Bond Fund	—	—	—	—	8,408,484	8,408,484

*	Of the $1,457,939 of capital loss carryforwards subject to limitations due to an ownership change on June 30, 2013, $598,615 was written off as capital loss carryforward lost unused, $28,642 was utilized, and the remaining $830,682, will expire in 2018.

**	Of the $12,251,718 of capital loss carryforwards subject to limitations due to an ownership change on January 31, 2014, $6,269,536 was written off as capital loss carryforward lost unused, $5,208,560 expired unused, and the remaining $773,622, will expire in 2016.

Amounts designated as “—” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and therefore may reduce future capital gain distributions.

During the fiscal year ended March 31, 2014, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount
Limited Duration Fund	$28,642
Seix Floating Rate High Income Fund	9,954,624
Short-Term Bond Fund	692,511
Ultra-Short Bond Fund	50,370

During the fiscal year ended March 31, 2014, the following Funds had capital loss carryforwards that expired in fiscal 2014 as follows:

Fund	Amount
Limited-Term Federal Mortgage Securities Fund	$5,208,560
Ultra-Short Bond Fund	522,402

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next fiscal year. During the fiscal year ended March 31, 2014, the following Funds had net capital losses:

Fund	Short Term	Long Term	Total
Core Bond Fund	$137,223	$—	$137,223
Intermediate Bond Fund	807,208	—	807,208
Seix Floating Rate High Income Fund	168,538	—	168,538

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and March 31 and late year ordinary losses (i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as occurring on the first day of the following tax year. For the fiscal year ended March 31, 2014, any amount of losses elected as late year ordinary losses within the tax return will not be recognized for federal income tax purposes until April 1, 2014.

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

7.	Reorganizations

On May 20, 2014, the Board approved the reorganization of the RidgeWorth Short-Term U.S. Treasury Securities Fund (the “Target Fund”) into the RidgeWorth U.S. Government Securities Ultra-Short Bond Fund (the “Acquiring Fund”), a separate series of the Trust. On August 1, 2014, the Acquiring Fund acquired all of the net assets of the Target Fund in a tax-free exchange of shares. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.

Target Fund	Shares Prior to Reorganization	IShares Issued by the Acquiring Fund	Appreciation (Depreciation) Prior to Reorganization	Net Assets Prior to Reorganization
I Shares	292,773	282,619	$1,211,429	$2,864,452
A Shares	106,635	102,792	(193,751)	1,041,835
C Shares	414,503	399,340	(1,008,009)	4,047,460

The combined net assets of the Acquiring Fund immediately after the reorganization were $1,786,800,909.

Assuming the acquisition had been completed on April 1, 2014, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended September 30, 2014, were as follows:

Net Investment Income	$4,402,011
Net Realized and Unrealized Gains on Investments	$4,914,790
Net Increase in Net Assets resulting from Operations	$9,613,801

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Acquiring Fund’s Statement of Operations as of September 30, 2014.

8.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments®, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. The Funds’ Statement of Additional Information includes more information about the Trustees and is available without charge, upon request, by calling 1-888-784-3863 and on the Funds’ website at www.ridgeworth.com.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Tim E. Bentsen (August 1953)	Independent Trustee	Indefinite; since 2012	Lecturer- J.M. Tull School of Accounting, Terry College of Business at University of Georgia (2013-Present); Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Office Managing Partner (2003-2009), KPMG LLP.	32	Synovus Financial Corp
Jeffrey M. Biggar (February 1950)	Independent Trustee	Indefinite; since 2007	Director of Special Gifts for Hawken School (since May 2013); Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (2011-2013); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (2000-2006).	32	Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013)
George C. Guynn (December 1942)	Independent Trustee	Indefinite; since 2008	Retired. President and CEO, Federal Reserve Bank of Atlanta (1996-2006).	32	Genuine Parts Company; Oxford Industries; Acuity Brands, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013), Director of SUSA Registered Fund, LLC since 2014
Sidney E. Harris (July 1949)	Independent Trustee	Indefinite; since 2004	Adjunct Professor (since May 2014), Professor (1997 – April 2014), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	32	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013).
Warren Y. Jobe (November 1940)	Independent Trustee	Indefinite; since 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	32	WellPoint (thru May 2014) ; UNS Energy (thru 2013)
Connie D. McDaniel (April 1958)	Independent Trustee	Indefinite; since 2005	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009-2013); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	32	Total System Services, Inc.
Ashi S. Parikh* (February 1966)	Interested Trustee	Trustee since 2013	Chief Executive Officer and Chief Investment Officer, RidgeWorth Investments (2010-present); President and Chief Investment Officer (2008-2010).	32	None

*	Mr. Parikh is an “interested person” of the Trust, as defined in the 1940 Act, because he is an employee of the Adviser.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Julia R. Short (November 1972)	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
Joseph M. O’Donnell (November 1954)	Executive Vice President and Chief Compliance Officer	One year; since 2011	Managing Director, RidgeWorth Investments (since 2011); Executive Vice President and Chief Compliance Officer, ING Funds (2004-2011); Senior Vice President and Chief Compliance Officer, ING Investments, LLC (2006-2008 and October 2009-2011); and Senior Vice President and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006-2008 and 2009-2011).
Denise R. Lewis (October 1963)	Treasurer and Chief Financial Officer	One year; since 2012	Director of Fund Administration, RidgeWorth Investments (since 2012); Vice President of Fund Analysis and Reporting, ING Investments Management, LLC (2006-2012).
Benjamin H. Lowe (March 1978)	Assistant Treasurer	One year; since 2012	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005-2011).
James Bacik State Street Bank and Trust Co. 1 Iron Street Boston, MA 02110 (May 1975)	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 2001).*
Patrick J. Keniston Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 (January 1964)	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since October 2013	Director, Foreside Compliance Services, LLC (October 2008-present).
Danio Mastropieri State Street Bank and Trust Company 4 Copley Place, 5th Fl. Boston, MA 02116 (June 1972)	Secretary and Chief Legal Officer	One year; since October 2013	Vice President and Counsel, State Street Bank and Trust Company (since 2013); Vice President, Citi Fund Services, Inc. (2007-2013). #
Timothy J. Burdick State Street Bank and Trust Company 4 Copley Place, 5th Fl. Boston, MA 02116 (October 1986)	Assistant Secretary	One year; since May 2014	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (since 2011); Student, Northeastern University School of Law (2008-2011).*

*	During the period indicated the officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

#	During the period indicated the officer held various positions at Citi Fund Services, Inc. and had provided his final title.

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Shareholder Meeting Results

A special meeting of shareholders (the “Meeting”) of each series of RidgeWorth Funds (the “Trust”) was held on April 16, 2014. The details of the voting with respect to each Proposal are shown below. Each Proposal received the required number of affirmative votes for approval.

The Meeting was held to consider and act on the following proposals:

Proposal 3: To approve the implementation of a manager of managers arrangement that will permit RidgeWorth Investments (the “Adviser”), subject to prior approval by the Board of Trustees, to enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable Fund’s shareholders.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
U.S Government Securities Ultra-Short Bond Fund	92,245,028.477	29,695,408.124	3,106,117.587
Proposal 4: To approve a new investment advisory agreement between the Adviser and the Trust, on behalf of each Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
U.S Government Securities Ultra-Short Bond Fund	94,076,967.353	28,063,892.383	2,905,694.702

Proposal 7: To approve a new subadvisory agreement between the Adviser and Seix Investment Advisors LLC, on behalf of the Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
U.S Government Securities Ultra-Short Bond Fund	93,594,731.589	28,269,115.394	3,182,707.455

A special meeting of shareholders (the “Meeting”) of each series of RidgeWorth Funds (the “Trust”) was held on April 23, 2014. The details of the voting with respect to each Proposal are shown below. Each Proposal received the required number of affirmative votes for approval.

The Meeting was held to consider and act on the following proposals:

Proposal 3: To approve the implementation of a manager of managers arrangement that will permit RidgeWorth Investments (the “Adviser”), subject to prior approval by the Board of Trustees, to enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable Fund’s shareholders.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Core Bond Fund	9,864,281.114	175,845.456	121,122.085

Proposal 4: To approve a new investment advisory agreement between the Adviser and the Trust, on behalf of each Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Core Bond Fund	9,980,073.571	58,816.306	122,358.778

Proposal 7: To approve a new subadvisory agreement between the Adviser and Seix Investment Advisors LLC, on behalf of the Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund.

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Core Bond Fund	9,965,334.549	72,683.328	123,230.778

A special meeting of shareholders (the “Meeting”) of each series of RidgeWorth Funds (the “Trust”) was held on May 21, 2014. The details of the voting with respect to each Proposal are shown below. Each Proposal received the required number of affirmative votes for approval.

The Meeting was held to consider and act on the following proposals:

Proposal 3: To approve the implementation of a manager of managers arrangement that will permit RidgeWorth Investments (the “Adviser”), subject to prior approval by the Board of Trustees, to enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable Fund’s shareholders.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Limited-Term Federal Mortgage Securities Fund	578,086.410	27,730.354	61,792.572
Short-Term U.S Treasury Securities Fund	526,296.438	148,846.794	35,617.482

Proposal 4: To approve a new investment advisory agreement between the Adviser and the Trust, on behalf of each Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Limited-Term Federal Mortgage Securities Fund	575,265.310	24,197.454	68,146.572
Short-Term U.S Treasury Securities Fund	544,319.843	145,243.544	21,197.577

Proposal 7: To approve a new subadvisory agreement between the Adviser and Seix Investment Advisors LLC, on behalf of the Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund.

Fund	Affirmative Votes	Objecting Votes	Abstaining Votes
Limited-Term Federal Mortgage Securities Fund	572,991.310	26,471.454	68,146.572
Short-Term U.S Treasury Securities Fund	551,638.152	143,224.794	15,897.768

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class		Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expenses Paid During Period* 04/01/14-09/30/14	Expense Ratio During Period** 04/01/14-09/30/14
Core Bond Fund	I Shares		$1,000.00	$1,022.90	$2.33	0.46%
	A Shares		1,000.00	1,021.70	3.45	0.68
	R Shares		1,000.00	1,020.80	4.36	0.86
Corporate Bond Fund	I Shares		1,000.00	1,026.30	3.40	0.67
	A Shares		1,000.00	1,024.90	4.82	0.95
	C Shares		1,000.00	1,020.20	8.36	1.65
Georgia Tax-Exempt Bond Fund	I Shares		1,000.00	1,044.90	3.18	0.62
	A Shares		1,000.00	1,044.20	3.74	0.73
High Grade Municipal Bond Fund	I Shares		1,000.00	1,048.20	3.34	0.65
	A Shares		1,000.00	1,047.50	4.05	0.79
High Income Fund	I Shares		1,000.00	1,002.80	3.87	0.77
	A Shares		1,000.00	1,001.80	4.82	0.96
	R Shares		1,000.00	1,000.70	5.97	1.19
	IS Shares	***	1,000.00	992.10	1.07	0.64
Intermediate Bond Fund	I Shares		1,000.00	1,009.80	2.27	0.45
	A Shares		1,000.00	1,009.00	3.12	0.62
	R Shares		1,000.00	1,007.90	5.23	1.04
Investment Grade Tax-Exempt Bond Fund	I Shares		1,000.00	1,034.30	3.31	0.65
	A Shares		1,000.00	1,033.50	4.08	0.80
Limited Duration Fund	I Shares		1,000.00	1,000.90	1.66	0.33
Limited-Term Federal Mortgage Securities Fund	I Shares		1,000.00	1,026.60	3.40	0.67
	A Shares		1,000.00	1,025.70	4.42	0.87
	C Shares		1,000.00	1,021.60	8.41	1.66
North Carolina Tax-Exempt Bond Fund	I Shares		1,000.00	1,040.60	3.33	0.65
	A Shares		1,000.00	1,038.90	3.99	0.78
Seix Floating Rate High Income Fund	I Shares		1,000.00	1,005.40	3.07	0.61
	A Shares		1,000.00	1,003.90	4.57	0.91
	C Shares		1,000.00	999.80	7.57	1.51
Seix High Yield Fund	I Shares		1,000.00	1,007.20	3.07	0.61
	A Shares		1,000.00	1,006.40	4.38	0.87
	R Shares		1,000.00	1,004.80	5.43	1.08
Short-Term Bond Fund	I Shares		1,000.00	1,002.00	3.01	0.60
	A Shares		1,000.00	1,001.00	4.01	0.80
	C Shares		1,000.00	998.00	6.91	1.38
Short-Term Municipal Bond Fund	I Shares		1,000.00	1,007.70	2.77	0.55
	A Shares		1,000.00	1,005.90	3.52	0.70
Total Return Bond Fund	I Shares		1,000.00	1,023.00	2.18	0.43
	A Shares		1,000.00	1,022.10	3.60	0.71
	R Shares		1,000.00	1,019.80	5.32	1.05
	IS Shares	***	1,000.00	1,002.00	0.55	0.33

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Fund	Class	Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expenses Paid During Period* 04/01/14-09/30/14	Expense Ratio During Period** 04/01/14-09/30/14
Ultra-Short Bond Fund	I Shares	$1,000.00	$1,002.50	$1.86	0.37%
U.S. Government Securities Fund	I Shares	1,000.00	1,012.20	3.78	0.75
	A Shares	1,000.00	1,012.50	4.79	0.95
	C Shares	1,000.00	1,009.80	7.51	1.49
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,005.40	1.96	0.39
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,027.50	3.20	0.63
	A Shares	1,000.00	1,028.00	3.76	0.74

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares commenced operations on August 1, 2014. Expenses are equal to annualized expense ratio, multiplied by the average account value over the period, multiplied by 61 (the number of days since the commencement of the Class on August 1, 2014), then divided by 365.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class		Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expenses Paid During Period* 04/01/14-09/30/14	Expense Ratio During Period** 04/01/14-09/30/14
Core Bond Fund	I Shares		$1,000.00	$1,022.80	$2.33	0.46%
	A Shares		1,000.00	1,021.70	3.45	0.68
	R Shares		1,000.00	1,020.80	4.36	0.86
Corporate Bond Fund	I Shares		1,000.00	1,021.70	3.40	0.67
	A Shares		1,000.00	1,020.30	4.81	0.95
	C Shares		1,000.00	1,016.80	8.34	1.65
Georgia Tax-Exempt Bond Fund	I Shares		1,000.00	1,022.00	3.14	0.62
	A Shares		1,000.00	1,021.40	3.70	0.73
High Grade Municipal Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.10	4.00	0.79
High Income Fund	I Shares		1,000.00	1,021.20	3.90	0.77
	A Shares		1,000.00	1,020.30	4.86	0.96
	R Shares		1,000.00	1,019.10	6.02	1.19
	IS Shares	***	1,000.00	1,021.86	3.24	0.64
Intermediate Bond Fund	I Shares		1,000.00	1,022.80	2.28	0.45
	A Shares		1,000.00	1,022.00	3.14	0.62
	R Shares		1,000.00	1,019.90	5.27	1.04
Investment Grade Tax-Exempt Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.10	4.05	0.80
Limited Duration Fund	I Shares		1,000.00	1,023.40	1.67	0.33
Limited-Term Federal Mortgage Securities Fund	I Shares		1,000.00	1,021.70	3.40	0.67
	A Shares		1,000.00	1,020.70	4.41	0.87
	C Shares		1,000.00	1,016.70	8.39	1.66
North Carolina Tax-Exempt Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.20	3.95	0.78
Seix Floating Rate High Income Fund	I Shares		1,000.00	1,022.00	3.09	0.61
	A Shares		1,000.00	1,020.50	4.61	0.91
	C Shares		1,000.00	1,017.50	7.64	1.51
Seix High Yield Fund	I Shares		1,000.00	1,022.00	3.09	0.61
	A Shares		1,000.00	1,020.70	4.41	0.87
	R Shares		1,000.00	1,019.65	5.47	1.08

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2014

(Unaudited)

Fund	Class		Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expenses Paid During Period* 04/01/14-09/30/14	Expense Ratio During Period** 04/01/14-09/30/14
Short-Term Bond Fund	I Shares		$1,000.00	$1,022.10	$3.04	0.60%
	A Shares		1,000.00	1,021.10	4.05	0.80
	C Shares		1,000.00	1,018.10	6.98	1.38
Short-Term Municipal Bond Fund	I Shares		1,000.00	1,022.30	2.79	0.55
	A Shares		1,000.00	1,021.60	3.55	0.70
Total Return Bond Fund	I Shares		1,000.00	1,022.90	2.18	0.43
	A Shares		1,000.00	1,021.50	3.60	0.71
	R Shares		1,000.00	1,019.80	5.32	1.05
	IS Shares	***	1,000.00	1,023.41	1.67	0.33
Ultra-Short Bond Fund	I Shares		1,000.00	1,023.20	1.88	0.37
U.S. Government Securities Fund	I Shares		1,000.00	1,021.30	3.80	0.75
	A Shares		1,000.00	1,020.30	4.81	0.95
	C Shares		1,000.00	1,017.60	7.54	1.49
U.S. Government Securities Ultra-Short Bond Fund	I Shares		1,000.00	1,023.10	1.98	0.39
Virginia Intermediate Municipal Bond Fund	I Shares		1,000.00	1,021.90	3.19	0.63
	A Shares		1,000.00	1,021.40	3.75	0.74

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares Commenced operation on August 1, 2014. Expenses (hypothetical expenses if IS Shares had been in existence from April 1, 2014) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

INVESTMENT ADVISER:

RidgeWorth Investments®

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISERS:

Seix Investment Advisors LLC

10 Mountainview Road, Suite C-200

Upper Saddle River, New Jersey 07458

www.seixadvisors.com

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

RFSAR-FI-0914

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted formal procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

     (2) The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

     (3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIDGEWORTH FUNDS

By:	/s/ Julia R. Short
Julia R. Short
President

Date: December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia R. Short
Julia R. Short
President

Date:	December 5, 2014

By:	/s/ Denise R. Lewis
Denise R. Lewis
Treasurer

Date:	December 5, 2014